As filed with the Securities and Exchange Commission on September 27, 2021

1933 Act File No. 33-1657

1940 Act File No. 811-4492

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 165

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 164

MFS® SERIES TRUST X

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, MA  02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 28, 2021, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on [date], pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date], pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

September 28, 2021

PROSPECTUS

MFS® Aggressive Growth Allocation Fund

The investment objective of the fund is to seek a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

CLASS	TICKER SYMBOL
Class A	MAAGX
Class B	MBAGX
Class C	MCAGX
Class I	MIAGX
Class 529A	EAGTX
Class 529B	EBAAX
Class 529C	ECAAX
Class R1	MAAFX
Class R2	MAWAX
Class R3	MAAHX
Class R4	MAALX
Class R6[1]	AGGPX

1 Expected to be offered on September 30, 2021.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

AGG-PRO-092821

MFS Aggressive Growth Allocation Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 13 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.07%
Acquired (Underlying) Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.79%	0.79%	1.79%	1.29%	1.04%	0.79%	0.71%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.69%

2

MFS Aggressive Growth Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Acquired (Underlying) Fund Fees and Expenses	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.84%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.07%	1.82%	1.82%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.13% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.05% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$673	$885	$1,114	$1,771
Class B Shares assuming[1]
redemption at end of period	$580	$861	$1,168	$1,906
no redemption at end of period	$180	$561	$968	$1,906
Class C Shares assuming[1]
redemption at end of period	$280	$561	$968	$1,906
no redemption at end of period	$180	$561	$968	$1,906
Class I Shares	$79	$250	$437	$976
Class 529A Shares	$678	$900	$1,139	$1,826
Class 529B Shares assuming[1]
redemption at end of period	$585	$877	$1,194	$1,960
no redemption at end of period	$185	$577	$994	$1,960
Class 529C Shares assuming[1]
redemption at end of period	$285	$577	$994	$1,960
no redemption at end of period	$185	$577	$994	$1,960
Class R1 Shares	$180	$561	$968	$2,104
Class R2 Shares	$129	$407	$706	$1,555
Class R3 Shares	$104	$329	$572	$1,269
Class R4 Shares	$79	$250	$437	$976
Class R6 Shares	$70	$225	$393	$881

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process.

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MFS Aggressive Growth Allocation Fund

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	0.0%
International Stock Funds:	30.0%
MFS Emerging Markets Equity Fund	3.0%
MFS International Growth Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	8.0%
U.S. Stock Funds:	60.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	11.0%
MFS Value Fund	12.0%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

4

MFS Aggressive Growth Allocation Fund

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REIT) manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 11.81%. During the period(s) shown in the bar chart, the highest quarterly return was 18.98% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (20.56)% (for the calendar quarter ended March 31, 2020).

5

MFS Aggressive Growth Allocation Fund

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	10.68%	11.82%	9.65%
C Shares	13.65%	12.07%	9.66%
I Shares	15.81%	13.21%	10.59%
529A Shares	8.83%	11.55%	9.61%
529B Shares	10.58%	11.76%	9.60%
529C Shares	13.61%	12.02%	9.61%
R1 Shares	14.64%	12.08%	9.49%
R2 Shares	15.24%	12.63%	10.04%
R3 Shares	15.51%	12.91%	10.31%
R4 Shares	15.79%	13.19%	10.60%
R6 Shares	15.81%	13.21%	10.59%
A Shares	8.84%	11.59%	9.66%
Returns After Taxes on Distributions
A Shares	7.94%	10.50%	8.88%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	5.86%	9.02%	7.76%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	18.40%	15.22%	13.88%
MFS Aggressive Growth Allocation Fund Blended Index	12.69%	11.63%	9.93%

As of December 31, 2020, the MFS Aggressive Growth Allocation Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor’s 500 Stock Index; 30% MSCI EAFE (Europe, Australasia, Far East) Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA Nareit Developed Real Estate Index. The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph Flaherty, Jr.	2002	Chief Investment Risk Officer of MFS
Natalie Shapiro	2018	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with an aggressive level of risk relative to the other

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MFS Aggressive Growth Allocation Fund

MFS Asset Allocation Funds. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by MFS following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The asset class allocations provide an initial layer of diversification for the fund.

As of September 1, 2021, the fund’s approximate target allocation among asset classes was:

Bond Funds	0.0%
International Stock Funds	30.0%
U.S. Stock Funds	60.0%
Specialty Funds	10.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of  target asset class allocations presented in the table may not total 100%.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within the asset class allocations.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among underlying funds was:

Bond Funds:	0.0%
International Stock Funds:	30.0%
MFS Emerging Markets Equity Fund	3.0%
MFS International Growth Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	8.0%
U.S. Stock Funds:	60.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	11.0%
MFS Value Fund	12.0%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (International or U.S.), or Specialty Funds, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods.  The asset class allocations and the underlying funds and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is set forth in Appendix B of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Real Estate-Related Investments:  Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

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MFS Aggressive Growth Allocation Fund

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives:  Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include futures, options, and swaps.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic

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MFS Aggressive Growth Allocation Fund

declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity or by demand/supply disruptions in major producing regions and changes in transportation, handling, and storage costs. Certain commodities may be produced in a limited number of states or countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, and supply-related events in such states and countries could have a disproportionate impact on the prices of such commodities. These imbalances may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

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MFS Aggressive Growth Allocation Fund

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.13% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.05% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Top 10 holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated

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MFS Aggressive Growth Allocation Fund

and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors

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MFS Aggressive Growth Allocation Fund

whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class B and Class 529B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B and Class 529B shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C or Class 529C shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class C and Class 529C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C or Class 529C shares through a financial intermediary, Class C or Class 529C shares may be automatically exchanged for Class A or Class 529A shares of the fund, respectively, under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the

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MFS Aggressive Growth Allocation Fund

conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A or Class 529A shares, or a CDSC when you redeem Class A, Class B, Class C, Class 529B or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $250,000 or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

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MFS Aggressive Growth Allocation Fund

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	5.75%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the

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MFS Aggressive Growth Allocation Fund

right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $249,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

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MFS Aggressive Growth Allocation Fund

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and

Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

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MFS Aggressive Growth Allocation Fund

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Internal Revenue Code of 1986, as amended, and the tuition program through which your investment in the MFS funds is made. Please see the tuition program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the

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MFS Aggressive Growth Allocation Fund

fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

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MFS Aggressive Growth Allocation Fund

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of

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MFS Aggressive Growth Allocation Fund

capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund’s distributions that will be derived from qualified dividend income will increase with increased allocations to stock fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Section 529 of the Internal Revenue Code.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Internal Revenue Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay ‘‘qualified higher education expenses’’ or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of the underlying funds.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a

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MFS Aggressive Growth Allocation Fund

class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 28, 2002, with the offering of Class A, Class B, Class C, and Class I shares, and subsequently offered Class 529A, Class 529B, and Class 529C shares on July 31, 2002, Class R2 shares on October 31, 2003, and Class R1, Class R3, and Class R4 shares on April 1, 2005. As of the date of this prospectus, Class R6 shares are not being offered for sale. Class R6 shares are expected to be offered for sale on September 30, 2021.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Aggressive Growth Allocation Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

A Financial Highlights table for Class R6 shares is not included because Class R6 shares had not been offered for sale as of the fund’s most recent fiscal year end.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$23.23	$22.94	$23.63	$21.80	$19.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.28	$0.34	$0.30	$0.20	(c)
Net realized and unrealized gain (loss)	8.66	1.18	0.16	2.47	2.70
Total from investment operations	$8.80	$1.46	$0.50	$2.77	$2.90
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.34)	$(0.32)	$(0.20)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(1.00)	$(1.17)	$(1.19)	$(0.94)	$(0.57)
Net asset value, end of period (x)	$31.03	$23.23	$22.94	$23.63	$21.80
Total return (%) (r)(s)(t)(x)	38.35	5.97	2.82	12.82	15.22	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.41	0.40	0.39	0.40	(c)
Expenses after expense reductions (f)(h)	0.38	0.38	0.38	0.38	0.38	(c)
Net investment income (loss) (l)	0.50	1.18	1.47	1.30	0.99	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$1,386,555	$928,555	$869,146	$859,070	$778,995

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.88	$22.60	$23.26	$21.46	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.10	$0.17	$0.13	$0.05	(c)
Net realized and unrealized gain (loss)	8.50	1.15	0.17	2.43	2.66
Total from investment operations	$8.44	$1.25	$0.34	$2.56	$2.71
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.15)	$(0.14)	$(0.04)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.85)	$(0.97)	$(1.00)	$(0.76)	$(0.41)
Net asset value, end of period (x)	$30.47	$22.88	$22.60	$23.26	$21.46
Total return (%) (r)(s)(t)(x)	37.30	5.18	2.03	12.02	14.39	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.16	1.15	1.14	1.15	(c)
Expenses after expense reductions (f)(h)	1.13	1.13	1.13	1.13	1.13	(c)
Net investment income (loss) (l)	(0.22)	0.44	0.73	0.57	0.23	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$40,147	$41,016	$52,512	$61,264	$65,287

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MFS Aggressive Growth Allocation Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.61	$22.36	$23.02	$21.26	$18.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.09	$0.16	$0.13	$0.05	(c)
Net realized and unrealized gain (loss)	8.38	1.15	0.18	2.40	2.64
Total from investment operations	$8.33	$1.24	$0.34	$2.53	$2.69
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.15)	$(0.15)	$(0.05)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.85)	$(0.99)	$(1.00)	$(0.77)	$(0.42)
Net asset value, end of period (x)	$30.09	$22.61	$22.36	$23.02	$21.26
Total return (%) (r)(s)(t)(x)	37.26	5.20	2.04	11.97	14.42	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.16	1.15	1.14	1.15	(c)
Expenses after expense reductions (f)(h)	1.13	1.13	1.13	1.13	1.13	(c)
Net investment income (loss) (l)	(0.20)	0.41	0.72	0.58	0.24	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$264,940	$234,144	$221,719	$227,357	$274,450

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$23.65	$23.33	$24.02	$22.14	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.35	$0.39	$0.37	$0.25	(c)
Net realized and unrealized gain (loss)	8.80	1.20	0.17	2.51	2.74
Total from investment operations	$9.02	$1.55	$0.56	$2.88	$2.99
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.35)	$(0.40)	$(0.38)	$(0.25)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(1.05)	$(1.23)	$(1.25)	$(1.00)	$(0.62)
Net asset value, end of period (x)	$31.62	$23.65	$23.33	$24.02	$22.14
Total return (%) (r)(s)(t)(x)	38.67	6.24	3.05	13.11	15.49	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.16	0.15	0.14	0.15	(c)
Expenses after expense reductions (f)(h)	0.13	0.13	0.13	0.13	0.13	(c)
Net investment income (loss) (l)	0.78	1.46	1.67	1.58	1.19	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$241,144	$178,491	$167,527	$142,897	$112,479

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MFS Aggressive Growth Allocation Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.25	$22.00	$22.69	$20.97	$18.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.09	$0.15	$0.12	$0.05	(c)
Net realized and unrealized gain (loss)	8.26	1.13	0.18	2.37	2.60
Total from investment operations	$8.20	$1.22	$0.33	$2.49	$2.65
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.17)	$(0.15)	$(0.05)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.85)	$(0.97)	$(1.02)	$(0.77)	$(0.42)
Net asset value, end of period (x)	$29.60	$22.25	$22.00	$22.69	$20.97
Total return (%) (r)(s)(t)(x)	37.28	5.21	2.03	11.94	14.42	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.16	1.15	1.14	1.15	(c)
Expenses after expense reductions (f)(h)	1.13	1.13	1.13	1.13	1.13	(c)
Net investment income (loss) (l)	(0.24)	0.40	0.69	0.53	0.27	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$18,496	$14,484	$17,093	$17,228	$16,835

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.71	$22.44	$23.13	$21.36	$19.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.21	$0.28	$0.25	$0.15	(c)
Net realized and unrealized gain (loss)	8.44	1.16	0.16	2.40	2.64
Total from investment operations	$8.51	$1.37	$0.44	$2.65	$2.79
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.22)	$(0.28)	$(0.26)	$(0.14)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.92)	$(1.10)	$(1.13)	$(0.88)	$(0.51)
Net asset value, end of period (x)	$30.30	$22.71	$22.44	$23.13	$21.36
Total return (%) (r)(s)(t)(x)	37.93	5.73	2.56	12.50	14.96	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.66	0.65	0.64	0.65	(c)
Expenses after expense reductions (f)(h)	0.63	0.63	0.63	0.63	0.63	(c)
Net investment income (loss) (l)	0.27	0.91	1.23	1.09	0.76	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$65,485	$55,453	$63,038	$70,426	$77,558

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MFS Aggressive Growth Allocation Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$23.04	$22.75	$23.44	$21.63	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.29	$0.34	$0.30	$0.19	(c)
Net realized and unrealized gain (loss)	8.56	1.17	0.15	2.45	2.69
Total from investment operations	$8.71	$1.46	$0.49	$2.75	$2.88
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.33)	$(0.32)	$(0.19)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.99)	$(1.17)	$(1.18)	$(0.94)	$(0.56)
Net asset value, end of period (x)	$30.76	$23.04	$22.75	$23.44	$21.63
Total return (%) (r)(s)(t)(x)	38.28	6.00	2.78	12.82	15.28	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.41	0.40	0.39	0.40	(c)
Expenses after expense reductions (f)(h)	0.38	0.38	0.38	0.38	0.38	(c)
Net investment income (loss) (l)	0.54	1.20	1.48	1.33	0.94	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$105,120	$87,315	$97,866	$137,905	$142,459

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$23.32	$23.01	$23.71	$21.87	$19.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.34	$0.39	$0.35	$0.25	(c)
Net realized and unrealized gain (loss)	8.67	1.20	0.16	2.49	2.71
Total from investment operations	$8.88	$1.54	$0.55	$2.84	$2.96
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.35)	$(0.40)	$(0.38)	$(0.25)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(1.05)	$(1.23)	$(1.25)	$(1.00)	$(0.62)
Net asset value, end of period (x)	$31.15	$23.32	$23.01	$23.71	$21.87
Total return (%) (r)(s)(t)(x)	38.61	6.29	3.05	13.09	15.53	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.16	0.15	0.14	0.15	(c)
Expenses after expense reductions (f)(h)	0.13	0.13	0.13	0.13	0.13	(c)
Net investment income (loss) (l)	0.77	1.44	1.69	1.53	1.23	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$200,635	$137,680	$109,384	$91,311	$72,011

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MFS Aggressive Growth Allocation Fund

Class 529A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$23.05	$22.77	$23.47	$21.66	$19.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.27	$0.33	$0.29	$0.19	(c)
Net realized and unrealized gain (loss)	8.58	1.17	0.15	2.45	2.69
Total from investment operations	$8.71	$1.44	$0.48	$2.74	$2.88
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.33)	$(0.31)	$(0.19)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.98)	$(1.16)	$(1.18)	$(0.93)	$(0.56)
Net asset value, end of period (x)	$30.78	$23.05	$22.77	$23.47	$21.66
Total return (%) (r)(s)(t)(x)	38.29	5.93	2.75	12.78	15.23	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.46	0.45	0.46	0.50	(c)
Expenses after expense reductions (f)(h)	0.42	0.42	0.42	0.42	0.42	(c)
Net investment income (loss) (l)	0.47	1.14	1.44	1.26	0.93	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$215,339	$154,654	$145,819	$146,874	$129,294

Class 529B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.59	$22.31	$22.98	$21.22	$18.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.09	$0.16	$0.11	$0.04	(c)
Net realized and unrealized gain (loss)	8.38	1.13	0.17	2.40	2.62
Total from investment operations	$8.31	$1.22	$0.33	$2.51	$2.66
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.15)	$(0.13)	$(0.01)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.85)	$(0.94)	$(1.00)	$(0.75)	$(0.38)
Net asset value, end of period (x)	$30.05	$22.59	$22.31	$22.98	$21.22
Total return (%) (r)(s)(t)(x)	37.20	5.15	2.00	11.92	14.29	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.20	1.21	1.25	(c)
Expenses after expense reductions (f)(h)	1.18	1.18	1.18	1.18	1.18	(c)
Net investment income (loss) (l)	(0.26)	0.40	0.72	0.49	0.18	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$2,518	$2,924	$4,253	$5,021	$5,357

26

MFS Aggressive Growth Allocation Fund

Class 529C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$22.24	$22.00	$22.68	$20.97	$18.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.09	$0.16	$0.12	$0.04	(c)
Net realized and unrealized gain (loss)	8.25	1.13	0.16	2.36	2.60
Total from investment operations	$8.19	$1.22	$0.32	$2.48	$2.64
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.15)	$(0.15)	$(0.03)
From net realized gain	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$(0.85)	$(0.98)	$(1.00)	$(0.77)	$(0.40)
Net asset value, end of period (x)	$29.58	$22.24	$22.00	$22.68	$20.97
Total return (%) (r)(s)(t)(x)	37.25	5.17	1.99	11.90	14.37	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.20	1.21	1.25	(c)
Expenses after expense reductions (f)(h)	1.17	1.17	1.17	1.17	1.17	(c)
Net investment income (loss) (l)	(0.22)	0.40	0.72	0.55	0.19	(c)
Portfolio turnover	7	6	5	2	2
Net assets at end of period (000 omitted)	$21,417	$21,923	$27,617	$31,322	$34,237

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

27

MFS Aggressive Growth Allocation Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Aggressive Growth Allocation Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21.  For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●          Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●          Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●          Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Aggressive Growth Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Aggressive Growth Allocation Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

A-9

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

A-10

MFS Aggressive Growth Allocation Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Aggressive Growth Allocation Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James.  Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period.  Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category VI

Eligible Accounts:                 Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Aggressive Growth Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Aggressive Growth Allocation Fund

Financial Intermediary Category VII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

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MFS Aggressive Growth Allocation Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

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MFS Aggressive Growth Allocation Fund

Financial Intermediary Category VIII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

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MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Aggressive Growth Allocation Fund

Financial Intermediary Category IX

Eligible Accounts:                 Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Aggressive Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

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MFS Aggressive Growth Allocation Fund

Appendix B - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio.  MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives among a variety of different commodities and commodity sectors primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio’s portfolio.

MFS generally invests substantially all of the fund’s assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments.  In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund’s direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Some portion of the fund’s and MFS Commodity Strategy Portfolio’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and MFS Commodity Strategy Portfolio’s investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Aggressive Growth Allocation Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily

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MFS Aggressive Growth Allocation Fund

based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Large Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant

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MFS Aggressive Growth Allocation Fund

percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $613.16 million and $60.44 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic,

B-4

MFS Aggressive Growth Allocation Fund

political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor’s 500 Stock Index using MFS’ custom industry and sector categories to classify the fund and the Standard & Poor’s 500 Stock Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS’ custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

B-5

MFS Aggressive Growth Allocation Fund

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

B-6

MFS Aggressive Growth Allocation Fund

MFS Aggressive Growth Allocation Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Aggressive Growth Allocation Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Blended Research® Growth Equity Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	BRWAX
Class B	BRWBX
Class C	BRWCX
Class I	BRWJX
Class R1	BRWRX
Class R2	BRWSX
Class R3	BRWTX
Class R4	BRWUX
Class R6	BRWVX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BRW-PRO-092821

MFS Blended Research Growth Equity Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 9 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.12%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.61%	0.61%	1.61%	1.11%	0.86%	0.61%	0.52%
Fee Reductions and/or Expense Reimbursements[1]	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS Blended Research Growth Equity Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$646	$822	$1,013	$1,564
Class B Shares assuming[1]
redemption at end of period	$552	$796	$1,065	$1,700
no redemption at end of period	$152	$496	$865	$1,700
Class C Shares assuming[1]
redemption at end of period	$252	$496	$865	$1,700
no redemption at end of period	$152	$496	$865	$1,700
Class I Shares	$50	$183	$328	$751
Class R1 Shares	$152	$496	$865	$1,901
Class R2 Shares	$101	$341	$600	$1,341
Class R3 Shares	$76	$262	$465	$1,050
Class R4 Shares	$50	$183	$328	$751
Class R6 Shares	$46	$160	$284	$646

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 1000® Growth Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

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MFS Blended Research Growth Equity Fund

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 15.79%. During the period(s) shown in the bar chart, the highest quarterly return was 25.44% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (17.34)% (for the calendar quarter ended December 31, 2018).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 9-15-2015)
Returns Before Taxes
B Shares	25.38%	16.00%	15.46%
C Shares	28.40%	16.21%	15.56%
I Shares	30.71%	17.38%	16.72%
R1 Shares	29.40%	16.19%	15.55%
R2 Shares	30.10%	16.78%	16.14%
R3 Shares	30.46%	17.07%	16.44%
R4 Shares	30.83%	17.38%	16.74%
R6 Shares	30.94%	17.46%	16.82%
A Shares	22.97%	15.71%	15.13%
Returns After Taxes on Distributions
A Shares	20.95%	14.56%	14.04%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	14.70%	12.38%	11.95%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 1000® Growth Index	38.49%	21.00%	20.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

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MFS Blended Research Growth Equity Fund

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Matt Krummell	2015	Investment Officer of MFS
Jim Fallon	2015	Investment Officer of MFS
Jonathan Sage	2015	Investment Officer of MFS
Jed Stocks	2015	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. (MFS quantitative research generates ratings on a greater number of issuers than MFS fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 1000® Growth Index’s returns have

5

MFS Blended Research Growth Equity Fund

varied over a period of time.  A lower tracking error means that there is generally less variation between the fund’s returns compared to an index that represents the fund’s investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund’s portfolio.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to

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MFS Blended Research Growth Equity Fund

market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would .

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.39% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.40% of the fund’s average daily net assets annually up to $1 billion; 0.375% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.35% of the fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees.  For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

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MFS Blended Research Growth Equity Fund

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Matt Krummell	Lead Portfolio Manager	Employed in the investment area of MFS since 2001
Jim Fallon	Portfolio Manager	Employed in the investment area of MFS since 1999
Jonathan Sage	Portfolio Manager	Employed in the investment area of MFS since 2000
Jed Stocks	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal

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MFS Blended Research Growth Equity Fund

Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational

Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

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MFS Blended Research Growth Equity Fund

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

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MFS Blended Research Growth Equity Fund

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share

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MFS Blended Research Growth Equity Fund

classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from

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MFS Blended Research Growth Equity Fund

your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In

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MFS Blended Research Growth Equity Fund

the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for

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MFS Blended Research Growth Equity Fund

detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the

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MFS Blended Research Growth Equity Fund

U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your federal income tax return.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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MFS Blended Research Growth Equity Fund

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

17

MFS Blended Research Growth Equity Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.79	$13.25	$14.09		$12.07	$10.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.08		$0.08	$0.08
Net realized and unrealized gain (loss)	5.50	3.12	(0.03	)(g)	2.12	1.77
Total from investment operations	$5.52	$3.18	$0.05		$2.20	$1.85
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.08)	$(0.07)		$(0.07)	$(0.03)
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.21)	$(0.64)	$(0.89)		$(0.18)	$(0.03)
Net asset value, end of period (x)	$20.10	$15.79	$13.25		$14.09	$12.07
Total return (%) (r)(s)(t)(x)	35.89	24.34	0.95		18.28	18.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.90	0.89		0.90	1.47
Expenses after expense reductions (f)	0.74	0.74	0.74		0.74	0.74
Net investment income (loss)	0.08	0.42	0.59		0.61	0.68
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$71,049	$57,531	$52,918		$55,474	$1,318

Class B

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.55	$13.08	$13.95		$11.98	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.05)	$(0.02)		$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	5.41	3.08	(0.03	)(g)	2.11	1.77
Total from investment operations	$5.29	$3.03	$(0.05)		$2.08	$1.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—		$—	$—
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.17)	$(0.56)	$(0.82)		$(0.11)	$—
Net asset value, end of period (x)	$19.67	$15.55	$13.08		$13.95	$11.98
Total return (%) (r)(s)(t)(x)	34.89	23.42	0.17		17.40	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.65	1.64		1.65	2.42
Expenses after expense reductions (f)	1.49	1.49	1.49		1.49	1.49
Net investment income (loss)	(0.67)	(0.33)	(0.14)		(0.25)	(0.08)
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$550	$408	$428		$333	$249

18

MFS Blended Research Growth Equity Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.54	$13.07	$13.95		$11.97	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.05)	$(0.01)		$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	5.41	3.08	(0.05	)(g)	2.12	1.76
Total from investment operations	$5.29	$3.03	$(0.06)		$2.09	$1.75
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00	)(w)	$—	$—
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.17)	$(0.56)	$(0.82)		$(0.11)	$—
Net asset value, end of period (x)	$19.66	$15.54	$13.07		$13.95	$11.97
Total return (%) (r)(s)(t)(x)	34.91	23.44	0.13		17.50	17.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.65	1.65		1.65	2.41
Expenses after expense reductions (f)	1.49	1.49	1.49		1.49	1.49
Net investment income (loss)	(0.67)	(0.33)	(0.11)		(0.26)	(0.05)
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$859	$613	$525		$338	$159

Class I

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.87	$13.31	$14.17		$12.10	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.13		$0.10	$0.10
Net realized and unrealized gain (loss)	5.54	3.14	(0.05	)(g)	2.14	1.78
Total from investment operations	$5.60	$3.24	$0.08		$2.24	$1.88
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.12)		$(0.06)	$(0.04)
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.26)	$(0.68)	$(0.94)		$(0.17)	$(0.04)
Net asset value, end of period (x)	$20.21	$15.87	$13.31		$14.17	$12.10
Total return (%) (r)(s)(t)(x)	36.23	24.71	1.18		18.57	18.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.65	0.64		0.65	1.32
Expenses after expense reductions (f)	0.49	0.49	0.49		0.49	0.49
Net investment income (loss)	0.33	0.68	0.98		0.75	0.91
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$4,866	$2,366	$1,560		$195	$673

19

MFS Blended Research Growth Equity Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.54	$13.08	$13.95		$11.98	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.05)	$(0.02)		$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	5.41	3.07	(0.03	)(g)	2.12	1.77
Total from investment operations	$5.29	$3.02	$(0.05)		$2.08	$1.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—		$—	$—
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.17)	$(0.56)	$(0.82)		$(0.11)	$—
Net asset value, end of period (x)	$19.66	$15.54	$13.08		$13.95	$11.98
Total return (%) (r)(s)(t)(x)	34.91	23.34	0.18		17.40	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.64	1.64		1.65	2.49
Expenses after expense reductions (f)	1.49	1.49	1.49		1.49	1.49
Net investment income (loss)	(0.67)	(0.33)	(0.16)		(0.27)	(0.05)
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$320	$87	$170		$166	$175

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.84	$13.29	$14.10		$12.06	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.03	$0.04		$0.03	$0.05
Net realized and unrealized gain (loss)	5.52	3.13	(0.03	)(g)	2.14	1.77
Total from investment operations	$5.49	$3.16	$0.01		$2.17	$1.82
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$—		$(0.02)	$—
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.18)	$(0.61)	$(0.82)		$(0.13)	$—
Net asset value, end of period (x)	$20.15	$15.84	$13.29		$14.10	$12.06
Total return (%) (r)(s)(t)(x)	35.52	24.10	0.61		18.04	17.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	1.16	1.14		1.15	2.02
Expenses after expense reductions (f)	0.99	0.99	0.99		0.99	0.99
Net investment income (loss)	(0.17)	0.17	0.29		0.25	0.44
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$182	$266	$106		$175	$130

20

MFS Blended Research Growth Equity Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.85	$13.30	$14.14		$12.09	$10.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.08		$0.07	$0.07
Net realized and unrealized gain (loss)	5.52	3.14	(0.03	)(g)	2.13	1.79
Total from investment operations	$5.54	$3.20	$0.05		$2.20	$1.86
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)	$(0.07)		$(0.04)	$(0.02)
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.22)	$(0.65)	$(0.89)		$(0.15)	$(0.02)
Net asset value, end of period (x)	$20.17	$15.85	$13.30		$14.14	$12.09
Total return (%) (r)(s)(t)(x)	35.85	24.35	0.98		18.23	18.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.90	0.89		0.90	1.84
Expenses after expense reductions (f)	0.74	0.74	0.74		0.74	0.74
Net investment income (loss)	0.08	0.42	0.59		0.49	0.67
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$130	$90	$72		$72	$61

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.87	$13.32	$14.17		$12.10	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.12		$0.10	$0.10
Net realized and unrealized gain (loss)	5.56	3.13	(0.04	)(g)	2.15	1.78
Total from investment operations	$5.62	$3.23	$0.08		$2.25	$1.88
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.11)		$(0.07)	$(0.04)
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.26)	$(0.68)	$(0.93)		$(0.18)	$(0.04)
Net asset value, end of period (x)	$20.23	$15.87	$13.32		$14.17	$12.10
Total return (%) (r)(s)(t)(x)	36.34	24.60	1.18		18.65	18.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.65	0.64		0.65	1.58
Expenses after expense reductions (f)	0.49	0.49	0.49		0.49	0.49
Net investment income (loss)	0.33	0.67	0.84		0.74	0.93
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$124	$91	$73		$72	$61

21

MFS Blended Research Growth Equity Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$15.89	$13.32	$14.18		$12.11	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.11	$0.13		$0.11	$0.11
Net realized and unrealized gain (loss)	5.53	3.16	(0.05	)(g)	2.15	1.78
Total from investment operations	$5.61	$3.27	$0.08		$2.26	$1.89
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.14)	$(0.12)		$(0.08)	$(0.04)
From net realized gain	(1.17)	(0.56)	(0.82)		(0.11)	—
Total distributions declared to shareholders	$(1.27)	$(0.70)	$(0.94)		$(0.19)	$(0.04)
Net asset value, end of period (x)	$20.23	$15.89	$13.32		$14.18	$12.11
Total return (%) (r)(s)(t)(x)	36.29	24.86	1.22		18.71	18.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.55	0.55		0.57	0.65
Expenses after expense reductions (f)	0.40	0.39	0.40		0.39	0.43
Net investment income (loss)	0.42	0.77	0.93		0.83	0.97
Portfolio turnover	71	61	60		73	57
Net assets at end of period (000 omitted)	$185,568	$145,833	$126,840		$128,183	$122,177

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS Blended Research Growth Equity Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II — IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Blended Research Growth Equity Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●      Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●      Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●      Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Blended Research Growth Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Blended Research Growth Equity Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Blended Research Growth Equity Fund

Financial Intermediary Category II

Eligible Accounts:	Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

A-8

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Blended Research Growth Equity Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Blended Research Growth Equity Fund

Financial Intermediary Category III

Eligible Accounts:	Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Blended Research Growth Equity Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Blended Research Growth Equity Fund

Financial Intermediary Category IV

Eligible Accounts:	Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Blended Research Growth Equity Fund

Financial Intermediary Category V

Eligible Accounts:	Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Blended Research Growth Equity Fund

Financial Intermediary Category VI

Eligible Accounts:                 Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Blended Research Growth Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Blended Research Growth Equity Fund

Financial Intermediary Category VII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Blended Research Growth Equity Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Blended Research Growth Equity Fund

Financial Intermediary Category VIII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Blended Research Growth Equity Fund

Financial Intermediary Category IX

Eligible Accounts:                 Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Blended Research Growth Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Blended Research Growth Equity Fund

MFS Blended Research Growth Equity Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Growth Equity Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Blended Research® Small Cap Equity Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	BRSDX
Class B	BRSBX
Class C	BRSHX
Class I	BRSJX
Class 529A	BRSNX
Class 529B	BRSQX
Class 529C	BRSWX
Class R1	BRSPX
Class R2	BRSSX
Class R3	BRSTX
Class R4	BRSUX
Class R6	BRSYX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BRS-PRO-092821

MFS Blended Research Small Cap Equity Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.12%
Total Annual Fund Operating Expenses	1.11%	1.86%	1.86%	0.86%	1.86%	1.36%	1.11%	0.86%	0.77%
Fee Reductions and/or Expense Reimbursements[1]	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%

2

MFS Blended Research Small Cap Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%
Fee Reductions and/or Expense Reimbursements[1]	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.04%	1.79%	1.79%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                   Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.99% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class’ average daily net assets annually for Class R2 shares, 0.70% of the class’ average daily net assets annually for Class R6 shares, 1.04% of the class’ average daily net assets annually for Class 529A shares, and 1.79% of the class’ average daily net asset annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$670	$896	$1,140	$1,839
Class B Shares assuming[1]
redemption at end of period	$577	$873	$1,195	$1,974
no redemption at end of period	$177	$573	$995	$1,974
Class C Shares assuming[1]
redemption at end of period	$277	$573	$995	$1,974
no redemption at end of period	$177	$573	$995	$1,974
Class I Shares	$76	$262	$465	$1,050
Class 529A Shares	$675	$911	$1,166	$1,893
Class 529B Shares assuming[1]
redemption at end of period	$582	$888	$1,220	$2,028
no redemption at end of period	$182	$588	$1,020	$2,028
Class 529C Shares assuming[1]
redemption at end of period	$282	$588	$1,020	$2,028
no redemption at end of period	$182	$588	$1,020	$2,028
Class R1 Shares	$177	$573	$995	$2,170
Class R2 Shares	$126	$419	$733	$1,625
Class R3 Shares	$101	$341	$600	$1,341
Class R4 Shares	$76	$262	$465	$1,050
Class R6 Shares	$72	$239	$421	$948

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell 2000® Index over the last 13 months at the time of purchase. As of August 31, 2021, the range of the market capitalizations of the

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MFS Blended Research Small Cap Equity Fund

issuers in the Russell 2000® Index was between approximately $109.37 million and $24.19 billion.

Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 2000® Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 3% compared to the Russell 2000® Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Small Cap Risk:  The stocks of small cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

REITs Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have

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MFS Blended Research Small Cap Equity Fund

adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 22.80%. During the period(s) shown in the bar chart, the highest quarterly return was 23.55% (for the calendar quarter ended December 31, 2020) and the lowest quarterly return was (33.59)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 9-15-2015)
Returns Before Taxes
B Shares	(2.93)%	9.40%	8.66%
C Shares	0.00%	9.66%	8.78%
I Shares	2.07%	10.78%	9.88%
529A Shares	(4.04)%	9.17%	8.35%
529B Shares	(2.32)%	9.50%	8.75%
529C Shares	0.00%	9.63%	8.74%
R1 Shares	1.00%	9.67%	8.78%
R2 Shares	1.54%	10.21%	9.32%
R3 Shares	1.77%	10.49%	9.59%
R4 Shares	2.05%	10.77%	9.87%
R6 Shares	2.21%	10.86%	9.96%
A Shares	(4.01)%	9.21%	8.40%
Returns After Taxes on Distributions
A Shares	(4.11)%	8.34%	7.57%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(2.30)%	6.94%	6.31%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 2000® Index	19.96%	13.26%	12.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Matt Krummell	2015	Investment Officer of MFS
Jim Fallon	2015	Investment Officer of MFS
Jonathan Sage	2015	Investment Officer of MFS
Jed Stocks	2015	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS

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MFS Blended Research Small Cap Equity Fund

Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell 2000® Index over the last 13 months at the time of purchase. As of August 31, 2021, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $109.37 million and $24.19 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. (MFS quantitative research generates ratings on a greater number of issuers than MFS fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 2000® Index’s returns have varied over a period of time.  A lower tracking error means that there is generally less variation between the fund’s returns compared to an index that represents the fund’s investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund’s portfolio.

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MFS Blended Research Small Cap Equity Fund

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

REITs:  REITs are pooled investment vehicles that invest primarily in income-producing real estate and/or real estate-related loans or interests. REITs include real estate investment trusts formed under U.S. law as well as similar entities formed under the laws of non-U.S. countries.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 3% compared to the Russell 2000® Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Small Cap Risk:  The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies often have shorter operating histories and more limited publicly available information than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to

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MFS Blended Research Small Cap Equity Fund

emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

REITs Risk:  The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.64% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.65% of the fund’s average daily net assets annually up to $1 billion; 0.60% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.575% of the fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and

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MFS Blended Research Small Cap Equity Fund

borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.99% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class’ average daily net assets annually for Class R2 shares, 0.70% of the class’ average daily net assets annually for Class R6 shares, 1.04% of the class’ average daily net assets annually for Class 529A shares, and 1.79% of the class’ average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Matt Krummell	Lead Portfolio Manager	Employed in the investment area of MFS since 2001
Jim Fallon	Portfolio Manager	Employed in the investment area of MFS since 1999
Jonathan Sage	Portfolio Manager	Employed in the investment area of MFS since 2000
Jed Stocks	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

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Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class B and Class 529B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B and Class 529B shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

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If you hold Class C or Class 529C shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class C and Class 529C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C or Class 529C shares through a financial intermediary, Class C or Class 529C shares may be automatically exchanged for Class A or Class 529A shares of the fund, respectively, under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A or Class 529A shares, or a CDSC when you redeem Class A, Class B, Class C, Class 529B or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $1 million or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after

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purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Effective February 1, 2020, the 0.75% distribution fee on Class 529B shares is not imposed. The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	5.75%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

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MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $999,999 for Class 529C share purchases, you will not be able to purchase Class 529B

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or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee

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to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Internal Revenue Code of 1986, as amended, and the tuition program through which your investment in the MFS funds is made. Please see the tuition program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

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Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which

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makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net

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asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your federal income tax return.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Section 529 of the Internal Revenue Code.

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The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Internal Revenue Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 15, 2015, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares and subsequently offered Class 529A, Class 529B, and Class 529C on July 14, 2016.

In the “Performance Table,” performance for each of Class 529A, Class 529B, and Class 529C shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.33	$12.77	$13.83	$11.91	$10.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	6.26	(1.28)	(0.44)	2.32	1.57
Total from investment operations	$6.30	$(1.22)	$(0.38)	$2.37	$1.62
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.05)	$(0.04)	$(0.06)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.06)	$(0.22)	$(0.68)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.57	$11.33	$12.77	$13.83	$11.91
Total return (%) (r)(s)(t)(x)	55.75	(9.87)	(2.28)	20.15	15.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	1.16	1.22	1.28	1.88
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.96
Net investment income (loss)	0.26	0.48	0.41	0.41	0.45
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$73,141	$57,133	$60,929	$43,682	$3,700

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.10	$12.56	$13.67	$11.81	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.03)	$(0.05)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	6.12	(1.26)	(0.42)	2.30	1.56
Total from investment operations	$6.05	$(1.29)	$(0.47)	$2.25	$1.52
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.15	$11.10	$12.56	$13.67	$11.81
Total return (%) (r)(s)(t)(x)	54.50	(10.53)	(3.00)	19.28	14.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	1.91	1.97	2.07	3.04
Expenses after expense reductions (f)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.52)	(0.27)	(0.36)	(0.39)	(0.34)
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$615	$387	$500	$403	$243

20

MFS Blended Research Small Cap Equity Fund

Class C

	Year ended
	5/31/21	5/31/20		5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$11.09	$12.55		$13.66		$11.80	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.03)		$(0.03)		$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	6.12	(1.26)		(0.44)		2.30	1.54
Total from investment operations	$6.05	$(1.29)		$(0.47)		$2.25	$1.51
Less distributions declared to shareholders
From net investment income	$—	$(0.00	)(w)	$(0.00	)(w)	$—	$—
From net realized gain	—	(0.17)		(0.64)		(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)		$(0.64)		$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.14	$11.09		$12.55		$13.66	$11.80
Total return (%) (r)(s)(t)(x)	54.55	(10.53)		(2.97)		19.30	14.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	1.91		1.97		2.07	2.87
Expenses after expense reductions (f)	1.74	1.74		1.74		1.74	1.74
Net investment income (loss)	(0.50)	(0.26)		(0.21)		(0.40)	(0.28)
Portfolio turnover	80	75		64		90	90
Net assets at end of period (000 omitted)	$7,503	$5,133		$3,234		$406	$408

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.39	$12.83	$13.90	$11.94	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.09	$0.08	$0.08
Net realized and unrealized gain (loss)	6.31	(1.27)	(0.45)	2.33	1.55
Total from investment operations	$6.38	$(1.18)	$(0.36)	$2.41	$1.63
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.07)	$(0.06)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.26)	$(0.71)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.67	$11.39	$12.83	$13.90	$11.94
Total return (%) (r)(s)(t)(x)	56.17	(9.58)	(2.06)	20.49	15.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.91	0.97	1.05	2.02
Expenses after expense reductions (f)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.46	0.74	0.69	0.64	0.68
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$80,950	$53,562	$39,397	$12,225	$752

21

MFS Blended Research Small Cap Equity Fund

Class R1

	Year ended
	5/31/21	5/31/20		5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$11.09	$12.56		$13.67		$11.81	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.03)		$0.07		$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	6.13	(1.27)		(0.54	)(g)	2.30	1.56
Total from investment operations	$6.06	$(1.30)		$(0.47)		$2.25	$1.52
Less distributions declared to shareholders
From net investment income	$—	$(0.00	)(w)	$—		$—	$—
From net realized gain	—	(0.17)		(0.64)		(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)		$(0.64)		$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.15	$11.09		$12.56		$13.67	$11.81
Total return (%) (r)(s)(t)(x)	54.64	(10.59)		(3.00)		19.28	14.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	1.91		1.97		2.07	3.32
Expenses after expense reductions (f)	1.74	1.74		1.74		1.74	1.74
Net investment income (loss)	(0.52)	(0.27)		0.54		(0.39)	(0.35)
Portfolio turnover	80	75		64		90	90
Net assets at end of period (000 omitted)	$4,996	$2,897		$3,339		$79	$63

Class R2

	Year ended
	5/31/21		5/31/20	5/31/19		5/31/18	5/31/17
Net asset value, beginning of period	$11.32		$12.78	$13.84		$11.89	$10.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.03	$0.16		$0.01	$0.02
Net realized and unrealized gain (loss)	6.26		(1.27)	(0.58	)(g)	2.33	1.56
Total from investment operations	$6.26		$(1.24)	$(0.42)		$2.34	$1.58
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.05)	$(0.00	)(w)	$—	$—
From net realized gain	—		(0.17)	(0.64)		(0.39)	(0.04)
Total distributions declared to shareholders	$(0.04)		$(0.22)	$(0.64)		$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.54		$11.32	$12.78		$13.84	$11.89
Total return (%) (r)(s)(t)(x)	55.37		(10.07)	(2.57)		19.91	15.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36		1.41	1.47		1.57	2.84
Expenses after expense reductions (f)	1.24		1.24	1.24		1.24	1.24
Net investment income (loss)	(0.03)		0.23	1.22		0.11	0.15
Portfolio turnover	80		75	64		90	90
Net assets at end of period (000 omitted)	$16,870		$9,315	$9,647		$72	$60

22

MFS Blended Research Small Cap Equity Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.35	$12.83	$13.88	$11.92	$10.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.05	$0.05	$0.05
Net realized and unrealized gain (loss)	6.29	(1.28)	(0.42)	2.33	1.56
Total from investment operations	$6.32	$(1.22)	$(0.37)	$2.38	$1.61
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)	$(0.04)	$(0.03)	$(0.01)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.06)	$(0.26)	$(0.68)	$(0.42)	$(0.05)
Net asset value, end of period (x)	$17.61	$11.35	$12.83	$13.88	$11.92
Total return (%) (r)(s)(t)(x)	55.83	(9.92)	(2.23)	20.21	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	1.16	1.21	1.32	2.59
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.23	0.52	0.38	0.36	0.40
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$667	$537	$70	$72	$60

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.40	$12.84	$13.91	$11.94	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss)	6.30	(1.28)	(0.45)	2.34	1.57
Total from investment operations	$6.37	$(1.18)	$(0.36)	$2.42	$1.64
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)	$(0.07)	$(0.06)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.09)	$(0.26)	$(0.71)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.68	$11.40	$12.84	$13.91	$11.94
Total return (%) (r)(s)(t)(x)	56.09	(9.60)	(2.09)	20.54	15.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.95	0.96	1.07	2.34
Expenses after expense reductions (f)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.53	0.96	0.63	0.61	0.65
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$23,281	$19,044	$71	$73	$60

23

MFS Blended Research Small Cap Equity Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.40	$12.85	$13.91	$11.94	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.10	$0.10	$0.09	$0.08
Net realized and unrealized gain (loss)	6.32	(1.28)	(0.44)	2.34	1.57
Total from investment operations	$6.41	$(1.18)	$(0.34)	$2.43	$1.65
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)	$(0.08)	$(0.07)	$(0.04)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.11)	$(0.27)	$(0.72)	$(0.46)	$(0.08)
Net asset value, end of period (x)	$17.70	$11.40	$12.85	$13.91	$11.94
Total return (%) (r)(s)(t)(x)	56.40	(9.59)	(1.93)	20.62	15.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.82	0.88	0.99	1.22
Expenses after expense reductions (f)	0.65	0.65	0.66	0.65	0.69
Net investment income (loss)	0.60	0.83	0.72	0.71	0.73
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$136,883	$102,332	$53,947	$49,503	$46,259

Class 529A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.34	$12.78	$13.85	$11.90	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss)	6.28	(1.28)	(0.44)	2.35	1.19
Total from investment operations	$6.31	$(1.22)	$(0.39)	$2.37	$1.23
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.06)	$(0.22)	$(0.68)	$(0.42)	$(0.07)
Net asset value, end of period (x)	$17.59	$11.34	$12.78	$13.85	$11.90
Total return (%) (r)(s)(t)(x)	55.75	(9.88)	(2.34)	20.13	11.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.21	1.27	1.34	1.77	(a)
Expenses after expense reductions (f)	1.02	1.02	1.02	1.03	1.04	(a)
Net investment income (loss)	0.20	0.45	0.35	0.17	0.36	(a)
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$11,396	$7,188	$8,049	$8,175	$287

24

MFS Blended Research Small Cap Equity Fund

Class 529B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.11	$12.54	$13.66	$11.80	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.02)	$(0.06)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	6.14	(1.24)	(0.42)	2.32	1.18
Total from investment operations	$6.17	$(1.26)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$—	$—
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$(0.04)	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.24	$11.11	$12.54	$13.66	$11.80
Total return (%) (r)(s)(t)(x)	55.66	(10.31)	(3.08)	19.30	10.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	1.76	2.01	2.10	2.91	(a)
Expenses after expense reductions (f)	1.04	1.59	1.79	1.79	1.79	(a)
Net investment income (loss)	0.22	(0.12)	(0.43)	(0.54)	(0.42	)(a)
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$297	$261	$369	$459	$55

Class 529C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$11.07	$12.53	$13.65	$11.79	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.04)	$(0.06)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	6.10	(1.25)	(0.42)	2.33	1.18
Total from investment operations	$6.03	$(1.29)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.10	$11.07	$12.53	$13.65	$11.79
Total return (%) (r)(s)(t)(x)	54.47	(10.56)	(3.08)	19.31	10.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	1.96	2.02	2.08	2.84	(a)
Expenses after expense reductions (f)	1.79	1.79	1.79	1.79	1.79	(a)
Net investment income (loss)	(0.51)	(0.32)	(0.43)	(0.61)	(0.39	)(a)
Portfolio turnover	80	75	64	90	90
Net assets at end of period (000 omitted)	$1,320	$1,278	$1,588	$1,721	$78

(a)         Annualized.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)          The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)             For Class 529A, Class 529B, and Class 529C, the period is from the class inception, July 14, 2016, through the stated period end.

(n)         Not annualized.

(r)            Certain expenses have been reduced without which performance would have been lower.

(s)           From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)            Total returns do not include any applicable sales charges.

(w)       Per share amount was less than $0.01.

(x)         The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

25

MFS Blended Research Small Cap Equity Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Blended Research Small Cap Equity Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Blended Research Small Cap Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Blended Research Small Cap Equity Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

A-8

MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Blended Research Small Cap Equity Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

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MFS Blended Research Small Cap Equity Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

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MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category VI

Eligible Accounts:                 Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS Blended Research Small Cap Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category VII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

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MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

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MFS Blended Research Small Cap Equity Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category VIII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

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MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Blended Research Small Cap Equity Fund

Financial Intermediary Category IX

Eligible Accounts:                 Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

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MFS Blended Research Small Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Blended Research Small Cap Equity Fund

MFS Blended Research Small Cap Equity Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Small Cap Equity Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Blended Research® Mid Cap Equity Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	BMSFX
Class B	BMSBX
Class C	BMSDX
Class I	BMSLX
Class R1	BMSRX
Class R2	BMSSX
Class R3	BMSTX
Class R4	BMSVX
Class R6	BMSYX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 BMS-PRO-092821

MFS Blended Research Mid Cap Equity Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.08%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%	0.67%	1.67%	1.17%	0.92%	0.67%	0.58%
Fee Reductions and/or Expense Reimbursements[1]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.84% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.59% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class’ average daily net assets annually for Class R2 shares, and 0.55% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS Blended Research Mid Cap Equity Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$656	$844	$1,048	$1,634
Class B Shares assuming[1]
redemption at end of period	$562	$819	$1,100	$1,770
no redemption at end of period	$162	$519	$900	$1,770
Class C Shares assuming[1]
redemption at end of period	$262	$519	$900	$1,770
no redemption at end of period	$162	$519	$900	$1,770
Class I Shares	$60	$206	$365	$827
Class R1 Shares	$162	$519	$900	$1,970
Class R2 Shares	$111	$364	$636	$1,413
Class R3 Shares	$86	$285	$501	$1,124
Class R4 Shares	$60	$206	$365	$827
Class R6 Shares	$56	$183	$321	$723

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of purchase. As of August 31, 2021, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.6 billion and $64.7 billion.

Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell Midcap® Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

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MFS Blended Research Mid Cap Equity Fund

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 3% compared to the Russell Midcap® Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

REITs Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 17.01%. During the period(s) shown in the bar chart, the highest quarterly return was 21.42% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (27.06)% (for the calendar quarter ended March 31, 2020).

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MFS Blended Research Mid Cap Equity Fund

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	LIFE (INCEPTION 8-19-2016)
Returns Before Taxes
B Shares	5.34%	9.68%
C Shares	8.35%	10.02%
I Shares	10.42%	11.11%
R1 Shares	9.36%	10.01%
R2 Shares	9.86%	10.55%
R3 Shares	10.18%	10.85%
R4 Shares	10.42%	11.11%
R6 Shares	10.59%	11.20%
A Shares	3.77%	9.35%
Returns After Taxes on Distributions
A Shares	3.59%	8.22%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.36%	7.03%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell Midcap® Index	17.10%	12.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Matt Krummell	2016	Investment Officer of MFS
Jim Fallon	2016	Investment Officer of MFS
Jonathan Sage	2016	Investment Officer of MFS
Jed Stocks	2016	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of purchase. As of August 31, 2021, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.6 billion and $64.7 billion. Issuers whose market capitalizations fall outside this definition after purchase

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MFS Blended Research Mid Cap Equity Fund

continue to be considered to have a medium market capitalization for purposes of the 80% policy.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. (MFS quantitative research generates ratings on a greater number of issuers than MFS fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell Midcap® Index’s returns have varied over a period of time.  A lower tracking error means that there is generally less variation between the fund’s returns compared to an index that represents the fund’s investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund’s portfolio.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

REITs:  REITs are pooled investment vehicles that invest primarily in income-producing real estate and/or real estate-related loans or interests. REITs include real estate investment trusts formed under U.S. law as well as similar entities formed under the laws of non-U.S. countries.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods

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MFS Blended Research Mid Cap Equity Fund

of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 3% compared to the Russell Midcap® Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

REITs Risk:  The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s

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MFS Blended Research Mid Cap Equity Fund

performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.49% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.50% of the fund’s average daily net assets annually up to $1 billion; 0.475% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.84% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.59% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class’ average daily net assets annually for Class R2 shares, and 0.55% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Matt Krummell	Lead Portfolio Manager	Employed in the investment area of MFS since 2001
Jim Fallon	Portfolio Manager	Employed in the investment area of MFS since 1999
Jonathan Sage	Portfolio Manager	Employed in the investment area of MFS since 2000
Jed Stocks	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

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MFS Blended Research Mid Cap Equity Fund

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A

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MFS Blended Research Mid Cap Equity Fund

shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a

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MFS Blended Research Mid Cap Equity Fund

CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by

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MFS Blended Research Mid Cap Equity Fund

U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

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MFS Blended Research Mid Cap Equity Fund

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

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MFS Blended Research Mid Cap Equity Fund

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

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MFS Blended Research Mid Cap Equity Fund

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC

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MFS Blended Research Mid Cap Equity Fund

immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

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MFS Blended Research Mid Cap Equity Fund

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your federal income tax return.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Blended Research Mid Cap Equity Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.70		$11.14	$12.07	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.10	$0.11	$0.09	$0.06
Net realized and unrealized gain (loss)	4.68		0.02	(0.27)	1.36	1.01
Total from investment operations	$4.76		$0.12	$(0.16)	$1.45	$1.07
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.09)	$(0.10)	$(0.04)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.10)		$(0.56)	$(0.77)	$(0.41)	$(0.04)
Net asset value, end of period (x)	$15.36		$10.70	$11.14	$12.07	$11.03
Total return (%) (r)(s)(t)(x)	44.61		0.51	(0.52)	13.20	10.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92		0.96	0.97	0.94	0.96	(a)
Expenses after expense reductions (f)	0.84		0.84	0.84	0.84	0.81	(a)
Net investment income (loss)	0.58		0.89	0.96	0.71	0.76	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$133,584		$74,843	$74,051	$77,738	$73

Class B

Year ended
5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.64	$11.08	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.02	$0.02	$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	4.65	0.01	(0.26)	1.35	1.00
Total from investment operations	$4.63	$0.03	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.01)	$(0.03)	$—	$(0.01)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.01)	$(0.47)	$(0.71)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$15.26	$10.64	$11.08	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	43.56	(0.23)	(1.27)	12.35	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.71	1.72	1.67	1.73	(a)
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.56	(a)
Net investment income (loss)	(0.16)	0.15	0.21	(0.04)	0.02	(a)
Portfolio turnover	103	81	80	84	68	(n)
Net assets at end of period (000 omitted)	$126	$92	$99	$66	$57

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MFS Blended Research Mid Cap Equity Fund

Class C

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18		5/31/17(c)
Net asset value, beginning of period	$10.64		$11.10	$12.03	$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$0.02	$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	4.64		0.01	(0.25)	1.35		1.00
Total from investment operations	$4.62		$0.03	$(0.23)	$1.35		$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.03)	$(0.02)	$(0.00	)(w)	$(0.01)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)		—
Total distributions declared to shareholders	$(0.01)		$(0.49)	$(0.70)	$(0.31)		$(0.01)
Net asset value, end of period (x)	$15.25		$10.64	$11.10	$12.03		$10.99
Total return (%) (r)(s)(t)(x)	43.49		(0.28)	(1.27)	12.40		10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66		1.71	1.72	1.67		1.73	(a)
Expenses after expense reductions (f)	1.59		1.59	1.59	1.59		1.56	(a)
Net investment income (loss)	(0.16)		0.16	0.21	(0.04)		0.01	(a)
Portfolio turnover	103		81	80	84		68	(n)
Net assets at end of period (000 omitted)	$350		$138	$109	$98		$64

Class I

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.71		$11.16	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	4.68		0.02	(0.28)	1.37	1.01
Total from investment operations	$4.79		$0.15	$(0.14)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.12)		$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$15.38		$10.71	$11.16	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	44.98		0.71	(0.30)	13.51	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67		0.71	0.71	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59		0.59	0.59	0.59	0.56	(a)
Net investment income (loss)	0.84		1.18	1.26	0.95	1.02	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$5,410		$4,368	$2,336	$69	$55

19

MFS Blended Research Mid Cap Equity Fund

Class R1

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.65		$11.09	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$0.02	$(0.01)	$0.00	(w)
Net realized and unrealized gain (loss)	4.64		0.02	(0.26)	1.36	1.00
Total from investment operations	$4.62		$0.04	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$(0.02)	$—	$(0.01)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.01)		$(0.48)	$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$15.26		$10.65	$11.09	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	43.45		(0.16)	(1.31)	12.35	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67		1.71	1.72	1.67	1.73	(a)
Expenses after expense reductions (f)	1.59		1.59	1.59	1.59	1.56	(a)
Net investment income (loss)	(0.16)		0.15	0.22	(0.05)	0.02	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$142		$98	$97	$62	$55

Class R2

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.70		$11.15	$12.07	$11.02	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.08	$0.05	$0.04
Net realized and unrealized gain (loss)	4.68		0.02	(0.25)	1.35	1.01
Total from investment operations	$4.72		$0.09	$(0.17)	$1.40	$1.05
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.08)	$(0.07)	$(0.04)	$(0.03)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.09)		$(0.54)	$(0.75)	$(0.35)	$(0.03)
Net asset value, end of period (x)	$15.33		$10.70	$11.15	$12.07	$11.02
Total return (%) (r)(s)(t)(x)	44.24		0.21	(0.71)	12.82	10.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17		1.21	1.22	1.17	1.23	(a)
Expenses after expense reductions (f)	1.09		1.09	1.09	1.09	1.06	(a)
Net investment income (loss)	0.30		0.65	0.70	0.45	0.52	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$253		$62	$62	$62	$55

20

MFS Blended Research Mid Cap Equity Fund

Class R3

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.71		$11.16	$12.09	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.07	$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	4.68		0.05	(0.26)	1.36	1.01
Total from investment operations	$4.76		$0.12	$(0.15)	$1.44	$1.07
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.11)		$(0.57)	$(0.78)	$(0.38)	$(0.04)
Net asset value, end of period (x)	$15.36		$10.71	$11.16	$12.09	$11.03
Total return (%) (r)(s)(t)(x)	44.60		0.51	(0.50)	13.17	10.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92		1.00	0.97	0.92	0.98	(a)
Expenses after expense reductions (f)	0.82		0.84	0.84	0.84	0.81	(a)
Net investment income (loss)	0.62		0.72	0.95	0.71	0.77	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$1,422		$1,015	$62	$63	$55

Class R4

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.72		$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	4.69		0.02	(0.27)	1.37	1.01
Total from investment operations	$4.80		$0.15	$(0.13)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.13)		$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$15.39		$10.72	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	44.95		0.73	(0.30)	13.51	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67		0.71	0.72	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59		0.59	0.59	0.59	0.56	(a)
Net investment income (loss)	0.84		1.18	1.21	0.96	1.02	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$953		$685	$63	$63	$55

21

MFS Blended Research Mid Cap Equity Fund

Class R6

	Year ended
	5/31/21		5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$10.73		$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.14	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	4.69		0.02	(0.27)	1.36	1.00
Total from investment operations	$4.81		$0.16	$(0.12)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.14)	$(0.10)	$(0.05)
From net realized gain	(0.00	)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$(0.14)		$(0.60)	$(0.82)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$15.40		$10.73	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	45.02		0.87	(0.17)	13.52	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58		0.61	0.61	0.62	0.60	(a)
Expenses after expense reductions (f)	0.51		0.49	0.48	0.52	0.55	(a)
Net investment income (loss)	0.94		1.25	1.32	1.03	1.05	(a)
Portfolio turnover	103		81	80	84	68	(n)
Net assets at end of period (000 omitted)	$308,874		$233,687	$199,437	$196,721	$187,594

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS Blended Research Mid Cap Equity Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch – If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Blended Research Mid Cap Equity Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:      Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                                          Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                                          Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Blended Research Mid Cap Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Blended Research Mid Cap Equity Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category II

Eligible Accounts:	Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

A-8

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Blended Research Mid Cap Equity Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category III

Eligible Accounts:	Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC

A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Blended Research Mid Cap Equity Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category IV

Eligible Accounts:	Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC

A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category V

Eligible Accounts:	Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS Blended Research Mid Cap Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

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MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Blended Research Mid Cap Equity Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Blended Research Mid Cap Equity Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Blended Research Mid Cap Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Blended Research Mid Cap Equity Fund

MFS Blended Research Mid Cap Equity Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Mid Cap Equity Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Blended Research® Value Equity Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	BRUDX
Class B	BRUEX
Class C	BRUGX
Class I	BRUHX
Class R1	BRUJX
Class R2	BRUKX
Class R3	BRULX
Class R4	BRUMX
Class R6	BRUNX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BRU-PRO-092821

MFS Blended Research Value Equity Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.12%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.61%	0.61%	1.61%	1.11%	0.86%	0.61%	0.52%
Fee Reductions and/or Expense Reimbursements[1]	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS Blended Research Value Equity Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$646	$822	$1,013	$1,564
Class B Shares assuming[1]
redemption at end of period	$552	$796	$1,065	$1,700
no redemption at end of period	$152	$496	$865	$1,700
Class C Shares assuming[1]
redemption at end of period	$252	$496	$865	$1,700
no redemption at end of period	$152	$496	$865	$1,700
Class I Shares	$50	$183	$328	$751
Class R1 Shares	$152	$496	$865	$1,901
Class R2 Shares	$101	$341	$600	$1,341
Class R3 Shares	$76	$262	$465	$1,050
Class R4 Shares	$50	$183	$328	$751
Class R6 Shares	$46	$160	$284	$646

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 1000® Value Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

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MFS Blended Research Value Equity Fund

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Russell 1000® Value Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

REITs Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 18.70%. During the period(s) shown in the bar chart, the highest quarterly return was 15.94% (for the calendar quarter ended December 31, 2020) and the lowest quarterly return was (27.36)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 9-15-2015)
Returns Before Taxes
B Shares	(3.41)%	7.49%	7.74%
C Shares	(0.36)%	7.77%	7.87%
I Shares	1.65%	8.87%	8.96%
R1 Shares	0.62%	7.79%	7.88%
R2 Shares	1.12%	8.34%	8.42%
R3 Shares	1.31%	8.60%	8.68%
R4 Shares	1.58%	8.87%	8.96%
R6 Shares	1.75%	8.96%	9.05%
A Shares	(4.39)%	7.33%	7.48%
Returns After Taxes on Distributions
A Shares	(4.76)%	6.63%	6.75%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(2.34)%	5.61%	5.72%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	2.80%	9.74%	10.04%

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MFS Blended Research Value Equity Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jonathan Sage	2015	Investment Officer of MFS
Jim Fallon	2015	Investment Officer of MFS
Matt Krummell	2015	Investment Officer of MFS
Jed Stocks	2015	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index, which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. MFS uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When an MFS fundamental rating is not available, MFS treats the issuer as having a neutral

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MFS Blended Research Value Equity Fund

fundamental rating. (MFS quantitative research generates ratings on a greater number of issuers than MFS fundamental research.)

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund’s portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index.  Tracking error generally measures how the differences between the fund’s returns and the Russell 1000® Value Index’s returns have varied over a period of time.  A lower tracking error means that there is generally less variation between the fund’s returns compared to an index that represents the fund’s investment universe. Third-party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the fund’s portfolio.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

REITs:  REITs are pooled investment vehicles that invest primarily in income-producing real estate and/or real estate-related loans or interests. REITs include real estate investment trusts formed under U.S. law as well as similar entities formed under the laws of non-U.S. countries.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures). In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Russell 1000® Value Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and

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MFS Blended Research Value Equity Fund

other countries. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

REITs Risk:  The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

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MFS Blended Research Value Equity Fund

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.39% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.40% of the fund’s average daily net assets annually up to $1 billion; 0.375% of the fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.35% of the fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees.  For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jonathan Sage	Lead Portfolio Manager	Employed in the investment area of MFS since 2000
Jim Fallon	Portfolio Manager	Employed in the investment area of MFS since 1999
Matt Krummell	Portfolio Manager	Employed in the investment area of MFS since 2001
Jed Stocks	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

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MFS Blended Research Value Equity Fund

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the

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MFS Blended Research Value Equity Fund

intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original

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MFS Blended Research Value Equity Fund

purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Effective June 1, 2021, the 0.75% distribution fee on Class R1 shares is not imposed. The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this

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MFS Blended Research Value Equity Fund

prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any

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MFS Blended Research Value Equity Fund

redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at

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MFS Blended Research Value Equity Fund

least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected

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MFS Blended Research Value Equity Fund

through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or

15

MFS Blended Research Value Equity Fund

discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign,

16

MFS Blended Research Value Equity Fund

state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your federal income tax return.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Blended Research Value Equity Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.48	$12.07	$12.84	$11.85	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.24	$0.23	$0.22	$0.18
Net realized and unrealized gain (loss)	4.82	(0.57)	(0.47)	1.22	1.16
Total from investment operations	$5.02	$(0.33)	$(0.24)	$1.44	$1.34
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.22)	$(0.16)	$(0.06)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.22)	$(0.26)	$(0.53)	$(0.45)	$(0.06)
Net asset value, end of period (x)	$16.28	$11.48	$12.07	$12.84	$11.85
Total return (%) (r)(s)(t)(x)	44.17	(3.04)	(1.62)	12.18	12.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.91	0.90	0.91	1.90
Expenses after expense reductions (f)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.48	1.96	1.83	1.72	1.59
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$68,612	$52,735	$51,642	$53,388	$1,012

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.46	$12.07	$12.81	$11.79	$10.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	4.82	(0.59)	(0.45)	1.24	1.15
Total from investment operations	$4.92	$(0.44)	$(0.31)	$1.34	$1.25
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.12)	$(0.03)	$(0.01)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.10)	$(0.17)	$(0.43)	$(0.32)	$(0.01)
Net asset value, end of period (x)	$16.28	$11.46	$12.07	$12.81	$11.79
Total return (%) (r)(s)(t)(x)	43.10	(3.87)	(2.26)	11.36	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.65	1.64	1.66	2.53
Expenses after expense reductions (f)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.73	1.20	1.08	0.80	0.84
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$140	$132	$163	$164	$148

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MFS Blended Research Value Equity Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.45	$12.05	$12.76	$11.74	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	4.81	(0.58)	(0.46)	1.23	1.14
Total from investment operations	$4.91	$(0.43)	$(0.32)	$1.33	$1.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.08)	$(0.02)	$(0.03)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.14)	$(0.17)	$(0.39)	$(0.31)	$(0.03)
Net asset value, end of period (x)	$16.22	$11.45	$12.05	$12.76	$11.74
Total return (%) (r)(s)(t)(x)	43.08	(3.76)	(2.32)	11.33	11.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.66	1.65	1.67	2.33
Expenses after expense reductions (f)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.72	1.20	1.07	0.77	0.83
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$873	$456	$470	$539	$586

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.54	$12.13	$12.91	$11.89	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss)	4.84	(0.58)	(0.48)	1.24	1.16
Total from investment operations	$5.08	$(0.30)	$(0.21)	$1.47	$1.37
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.29)	$(0.26)	$(0.16)	$(0.08)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.25)	$(0.29)	$(0.57)	$(0.45)	$(0.08)
Net asset value, end of period (x)	$16.37	$11.54	$12.13	$12.91	$11.89
Total return (%) (r)(s)(t)(x)	44.51	(2.84)	(1.37)	12.40	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.65	0.65	0.67	1.43
Expenses after expense reductions (f)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.70	2.18	2.14	1.81	1.84
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$1,517	$488	$923	$822	$533

19

MFS Blended Research Value Equity Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.45	$12.05	$12.81	$11.80	$10.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	4.80	(0.58)	(0.47)	1.24	1.15
Total from investment operations	$4.90	$(0.43)	$(0.33)	$1.34	$1.25
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.17)	$(0.12)	$(0.04)	$—
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.13)	$(0.17)	$(0.43)	$(0.33)	$—
Net asset value, end of period (x)	$16.22	$11.45	$12.05	$12.81	$11.80
Total return (%) (r)(s)(t)(x)	43.07	(3.79)	(2.35)	11.37	11.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.65	1.64	1.66	3.03
Expenses after expense reductions (f)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.72	1.21	1.09	0.78	0.85
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$89	$62	$65	$66	$59

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.50	$12.10	$12.87	$11.85	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.21	$0.20	$0.16	$0.15
Net realized and unrealized gain (loss)	4.83	(0.57)	(0.47)	1.25	1.16
Total from investment operations	$5.00	$(0.36)	$(0.27)	$1.41	$1.31
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.24)	$(0.19)	$(0.10)	$(0.03)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.19)	$(0.24)	$(0.50)	$(0.39)	$(0.03)
Net asset value, end of period (x)	$16.31	$11.50	$12.10	$12.87	$11.85
Total return (%) (r)(s)(t)(x)	43.83	(3.31)	(1.85)	11.93	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	1.16	1.14	1.16	2.53
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.23	1.71	1.59	1.29	1.35
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$104	$77	$78	$69	$60

20

MFS Blended Research Value Equity Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.53	$12.13	$12.90	$11.87	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.25	$0.23	$0.21	$0.18
Net realized and unrealized gain (loss)	4.85	(0.58)	(0.47)	1.24	1.16
Total from investment operations	$5.05	$(0.33)	$(0.24)	$1.45	$1.34
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.22)	$(0.13)	$(0.05)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.22)	$(0.27)	$(0.53)	$(0.42)	$(0.05)
Net asset value, end of period (x)	$16.36	$11.53	$12.13	$12.90	$11.87
Total return (%) (r)(s)(t)(x)	44.17	(3.09)	(1.64)	12.24	12.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.90	0.90	0.91	2.27
Expenses after expense reductions (f)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.48	1.93	1.77	1.64	1.60
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$103	$71	$122	$187	$60

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.54	$12.14	$12.91	$11.88	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss)	4.85	(0.58)	(0.48)	1.25	1.16
Total from investment operations	$5.08	$(0.30)	$(0.21)	$1.48	$1.37
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.30)	$(0.25)	$(0.16)	$(0.08)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.25)	$(0.30)	$(0.56)	$(0.45)	$(0.08)
Net asset value, end of period (x)	$16.37	$11.54	$12.14	$12.91	$11.88
Total return (%) (r)(s)(t)(x)	44.52	(2.86)	(1.33)	12.49	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.66	0.64	0.66	2.02
Expenses after expense reductions (f)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.73	2.21	2.09	1.78	1.85
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$94	$65	$67	$68	$60

21

MFS Blended Research Value Equity Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.56	$12.15	$12.92	$11.89	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.29	$0.28	$0.24	$0.22
Net realized and unrealized gain (loss)	4.85	(0.57)	(0.47)	1.25	1.16
Total from investment operations	$5.10	$(0.28)	$(0.19)	$1.49	$1.38
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.27)	$(0.17)	$(0.08)
From net realized gain	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$(0.27)	$(0.31)	$(0.58)	$(0.46)	$(0.08)
Net asset value, end of period (x)	$16.39	$11.56	$12.15	$12.92	$11.89
Total return (%) (r)(s)(t)(x)	44.57	(2.69)	(1.23)	12.55	13.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.56	0.55	0.57	0.65
Expenses after expense reductions (f)	0.40	0.39	0.39	0.39	0.45
Net investment income (loss)	1.83	2.32	2.18	1.87	1.88
Portfolio turnover	57	45	43	61	51
Net assets at end of period (000 omitted)	$190,875	$140,463	$121,952	$120,575	$115,619

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS Blended Research Value Equity Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch – If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Blended Research Value Equity Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                                                     Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Blended Research Value Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Blended Research Value Equity Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Blended Research Value Equity Fund

Financial Intermediary Category II

Eligible Accounts:	Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

A-8

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Blended Research Value Equity Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Blended Research Value Equity Fund

Financial Intermediary Category III

Eligible Accounts:	Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Blended Research Value Equity Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Blended Research Value Equity Fund

Financial Intermediary Category IV

Eligible Accounts:	Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Blended Research Value Equity Fund

Financial Intermediary Category V

Eligible Accounts:	Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Blended Research Value Equity Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Blended Research Value Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Blended Research Value Equity Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Blended Research Value Equity Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Blended Research Value Equity Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Blended Research Value Equity Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Blended Research Value Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Blended Research Value Equity Fund

MFS Blended Research Value Equity Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Value Equity Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Conservative Allocation Fund

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

CLASS	TICKER SYMBOL
Class A	MACFX
Class B	MACBX
Class C	MACVX
Class I	MACIX
Class 529A	ECLAX
Class 529B	EBCAX
Class 529C	ECACX
Class R1	MACKX
Class R2	MCARX
Class R3	MACNX
Class R4	MACJX
Class R6[1]	MACQX

1 Expected to be offered on September 30, 2021.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

CON-PRO-092821

MFS Conservative Allocation Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.04%
Acquired (Underlying) Fund Fees and Expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	0.87%	1.62%	1.62%	0.62%	1.62%	1.12%	0.87%	0.62%	0.55%
Fee Reductions and/or Expense Reimbursements[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.86%	1.61%	1.61%	0.61%	1.61%	1.11%	0.86%	0.61%	0.54%

2

MFS Conservative Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Acquired (Underlying) Fund Fees and Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%
Fee Reductions and/or Expense Reimbursements[1]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.91%	1.66%	1.66%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.03% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$658	$836	$1,029	$1,585
Class B Shares assuming[1]
redemption at end of period	$564	$810	$1,080	$1,720
no redemption at end of period	$164	$510	$880	$1,720
Class C Shares assuming[1]
redemption at end of period	$264	$510	$880	$1,720
no redemption at end of period	$164	$510	$880	$1,720
Class I Shares	$62	$198	$345	$773
Class 529A Shares	$663	$850	$1,054	$1,640
Class 529B Shares assuming[1]
redemption at end of period	$569	$826	$1,106	$1,776
no redemption at end of period	$169	$526	$906	$1,776
Class 529C Shares assuming[1]
redemption at end of period	$269	$526	$906	$1,776
no redemption at end of period	$169	$526	$906	$1,776
Class R1 Shares	$164	$510	$880	$1,921
Class R2 Shares	$113	$355	$616	$1,362
Class R3 Shares	$88	$277	$481	$1,072
Class R4 Shares	$62	$198	$345	$773
Class R6 Shares	$55	$175	$306	$688

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors.

3

MFS Conservative Allocation Fund

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	60.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Total Return Bond Fund	15.0%
International Stock Funds:	8.0%
MFS International Growth Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS Research International Fund	3.5%
U.S. Stock Funds:	28.0%
MFS Growth Fund	6.0%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	6.0%
MFS Value Fund	6.0%
Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.  Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the

4

MFS Conservative Allocation Fund

market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REIT) manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

5

MFS Conservative Allocation Fund

The total return for the six-month period ended June 30, 2021, was 4.62%. During the period(s) shown in the bar chart, the highest quarterly return was 10.75% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (9.33)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	6.77%	7.03%	5.87%
C Shares	9.75%	7.34%	5.87%
I Shares	11.86%	8.41%	6.77%
529A Shares	5.07%	6.82%	5.83%
529B Shares	7.36%	7.11%	5.82%
529C Shares	9.67%	7.28%	5.82%
R1 Shares	10.71%	7.33%	5.71%
R2 Shares	11.33%	7.87%	6.25%
R3 Shares	11.62%	8.14%	6.50%
R4 Shares	11.91%	8.42%	6.79%
R6 Shares	11.86%	8.41%	6.77%
A Shares	5.17%	6.86%	5.88%
Returns After Taxes on Distributions
A Shares	4.17%	5.66%	4.87%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	3.26%	4.95%	4.30%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.51%	4.44%	3.84%
MFS Conservative Allocation Fund Blended Index	10.72%	7.81%	6.85%

As of December 31, 2020, the MFS Conservative Allocation Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 28% Standard & Poor’s 500 Stock Index; 8% MSCI EAFE (Europe, Australasia, Far East) Index; 2% Bloomberg Commodity Index; 2% FTSE EPRA Nareit Developed Real Estate Index; and 60% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph Flaherty, Jr.	2002	Chief Investment Risk Officer of MFS
Natalie Shapiro	2018	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your

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MFS Conservative Allocation Fund

shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by MFS following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The asset class allocations provide an initial layer of diversification for the fund.

As of September 1, 2021, the fund’s approximate target allocation among asset classes was:

Bond Funds	60.0%
International Stock Funds	8.0%
U.S. Stock Funds	28.0%
Specialty Funds	4.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of  target asset class allocations presented in the table may not total 100%.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within the asset class allocations.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among underlying funds was:

Bond Funds:	60.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	7.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Total Return Bond Fund	15.0%
International Stock Funds:	8.0%
MFS International Growth Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS Research International Fund	3.5%
U.S. Stock Funds:	28.0%
MFS Growth Fund	6.0%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	6.0%
MFS Value Fund	6.0%
Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (International or U.S.), or Specialty Funds, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods.  The asset class allocations and the underlying funds and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is set forth in Appendix B of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money

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MFS Conservative Allocation Fund

borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments:  Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets.  Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

When-Issued, Delayed Delivery, and Forward Commitment Transactions:  When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises.  When-issued, delayed delivery, and forward commitment transactions can involve leverage.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Floating Rate Loans:  Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually), based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium. Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan.  Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Municipal Instruments:  Municipal instruments are issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Real Estate-Related Investments:  Real estate-related investments include REITs, issuers similar to REITs formed under the laws of

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MFS Conservative Allocation Fund

non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The current period of historically low interest rates may heighten the risks associated with rising interest rates because there may be a greater likelihood of interest rates increasing and interest rates may increase rapidly. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Changes in government and/or central bank monetary policy may affect the level of interest rates. To the extent the fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the fund’s share price, especially if the instrument has a longer maturity.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time.

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MFS Conservative Allocation Fund

Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters.  Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the fund.  Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

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MFS Conservative Allocation Fund

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

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MFS Conservative Allocation Fund

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.03% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month’s end	11 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on

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MFS Conservative Allocation Fund

which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

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MFS Conservative Allocation Fund

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class B and Class 529B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B and Class 529B shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C or Class 529C shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class C and Class 529C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C or Class 529C shares through a financial intermediary, Class C or Class 529C shares may be automatically exchanged for Class A or Class 529A shares of the fund, respectively, under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

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MFS Conservative Allocation Fund

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A or Class 529A shares, or a CDSC when you redeem Class A, Class B, Class C, Class 529B or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $250,000 or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is

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MFS Conservative Allocation Fund

no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Effective March 1, 2020, the 0.75% distribution fee on Class 529B shares is not imposed. The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	5.75%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You

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MFS Conservative Allocation Fund

or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $249,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a

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MFS Conservative Allocation Fund

Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

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MFS Conservative Allocation Fund

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Internal Revenue Code of 1986, as amended, and the tuition program through which your investment in the MFS funds is made. Please see the tuition program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC

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MFS Conservative Allocation Fund

will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as

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MFS Conservative Allocation Fund

otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least quarterly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one

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MFS Conservative Allocation Fund

year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund’s distributions that will be derived from qualified dividend income will increase with increased allocations to stock fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Section 529 of the Internal Revenue Code.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Internal Revenue Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and

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MFS Conservative Allocation Fund

waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 28, 2002, with the offering of Class A, Class B, Class C, and Class I shares, and subsequently offered Class 529A, Class 529B, and Class 529C shares on July 31, 2002, Class R2 shares on October 31, 2003, and Class R1, Class R3, and Class R4 shares on April 1, 2005. As of the date of this prospectus, Class R6 shares are not being offered for sale. Class R6 shares are expected to be offered for sale on September 30, 2021.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Conservative Allocation Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

A Financial Highlights table for Class R6 shares is not included because Class R6 shares had not been offered for sale as of the fund’s most recent fiscal year end.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.98	$15.45	$15.50	$15.43	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.33	$0.35	$0.32	$0.26	(c)
Net realized and unrealized gain (loss)	2.43	0.75	0.31	0.43	0.85
Total from investment operations	$2.69	$1.08	$0.66	$0.75	$1.11
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.26)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$18.19	$15.98	$15.45	$15.50	$15.43
Total return (%) (r)(s)(t)(x)	17.04	7.07	4.60	4.91	7.71	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.33	0.33	0.32	0.33	(c)
Expenses after expense reductions (f)(h)	0.32	0.33	0.33	0.32	0.33	(c)
Net investment income (loss) (l)	1.51	2.05	2.30	2.05	1.72	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$2,471,451	$1,417,121	$1,294,553	$1,321,127	$1,330,751

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.89	$15.35	$15.40	$15.33	$14.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.21	$0.24	$0.20	$0.14	(c)
Net realized and unrealized gain (loss)	2.42	0.76	0.30	0.43	0.85
Total from investment operations	$2.55	$0.97	$0.54	$0.63	$0.99
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.22)	$(0.23)	$(0.21)	$(0.15)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.35)	$(0.43)	$(0.59)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$18.09	$15.89	$15.35	$15.40	$15.33
Total return (%) (r)(s)(t)(x)	16.12	6.31	3.81	4.13	6.87	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.08	1.08	1.07	1.08	(c)
Expenses after expense reductions (f)(h)	1.07	1.08	1.08	1.07	1.08	(c)
Net investment income (loss) (l)	0.79	1.32	1.56	1.31	0.97	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$45,913	$63,965	$93,839	$116,669	$137,431

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MFS Conservative Allocation Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.71	$15.20	$15.25	$15.20	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.23	$0.20	$0.14	(c)
Net realized and unrealized gain (loss)	2.38	0.75	0.32	0.41	0.85
Total from investment operations	$2.52	$0.95	$0.55	$0.61	$0.99
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.24)	$(0.21)	$(0.15)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.35)	$(0.44)	$(0.60)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$17.88	$15.71	$15.20	$15.25	$15.20
Total return (%) (r)(s)(t)(x)	16.15	6.24	3.88	4.05	6.94	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.08	1.08	1.07	1.08	(c)
Expenses after expense reductions (f)(h)	1.07	1.08	1.08	1.07	1.08	(c)
Net investment income (loss) (l)	0.80	1.30	1.55	1.31	0.97	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$484,043	$542,274	$535,354	$571,300	$670,914

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.14	$15.60	$15.64	$15.57	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.37	$0.40	$0.36	$0.29	(c)
Net realized and unrealized gain (loss)	2.45	0.76	0.31	0.43	0.87
Total from investment operations	$2.76	$1.13	$0.71	$0.79	$1.16
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.38)	$(0.39)	$(0.37)	$(0.30)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.52)	$(0.59)	$(0.75)	$(0.72)	$(0.41)
Net asset value, end of period (x)	$18.38	$16.14	$15.60	$15.64	$15.57
Total return (%) (r)(s)(t)(x)	17.32	7.34	4.89	5.13	7.99	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	0.08	0.08	0.07	0.08	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.79	2.30	2.58	2.32	1.92	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$519,688	$400,869	$367,586	$358,866	$271,960

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MFS Conservative Allocation Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.38	$14.89	$14.96	$14.92	$14.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.20	$0.23	$0.20	$0.14	(c)
Net realized and unrealized gain (loss)	2.34	0.73	0.30	0.41	0.83
Total from investment operations	$2.47	$0.93	$0.53	$0.61	$0.97
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.24)	$(0.22)	$(0.15)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.36)	$(0.44)	$(0.60)	$(0.57)	$(0.26)
Net asset value, end of period (x)	$17.49	$15.38	$14.89	$14.96	$14.92
Total return (%) (r)(s)(t)(x)	16.18	6.27	3.83	4.08	6.93	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.08	1.08	1.07	1.08	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.78	1.31	1.53	1.31	0.97	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$13,269	$11,468	$11,465	$12,794	$14,641

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.49	$14.99	$15.06	$15.02	$14.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.28	$0.31	$0.28	$0.22	(c)
Net realized and unrealized gain (loss)	2.36	0.74	0.30	0.40	0.82
Total from investment operations	$2.57	$1.02	$0.61	$0.68	$1.04
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.31)	$(0.32)	$(0.29)	$(0.22)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.44)	$(0.52)	$(0.68)	$(0.64)	$(0.33)
Net asset value, end of period (x)	$17.62	$15.49	$14.99	$15.06	$15.02
Total return (%) (r)(s)(t)(x)	16.75	6.81	4.34	4.58	7.44	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.58	0.58	0.57	0.58	(c)
Expenses after expense reductions (f)(h)	N/A	0.58	0.58	0.57	0.58	(c)
Net investment income (loss) (l)	1.28	1.81	2.06	1.81	1.48	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$54,728	$56,260	$64,220	$72,083	$85,187

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MFS Conservative Allocation Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.84	$15.31	$15.37	$15.31	$14.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.32	$0.35	$0.32	$0.25	(c)
Net realized and unrealized gain (loss)	2.40	0.76	0.30	0.42	0.85
Total from investment operations	$2.66	$1.08	$0.65	$0.74	$1.10
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.26)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$18.02	$15.84	$15.31	$15.37	$15.31
Total return (%) (r)(s)(t)(x)	16.98	7.14	4.57	4.88	7.70	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.33	0.33	0.32	0.33	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	0.33	(c)
Net investment income (loss) (l)	1.53	2.06	2.33	2.05	1.71	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$109,177	$95,119	$101,884	$112,696	$146,688

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.99	$15.46	$15.51	$15.44	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.36	$0.41	$0.37	$0.29	(c)
Net realized and unrealized gain (loss)	2.43	0.76	0.29	0.42	0.86
Total from investment operations	$2.74	$1.12	$0.70	$0.79	$1.15
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.38)	$(0.39)	$(0.37)	$(0.30)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.52)	$(0.59)	$(0.75)	$(0.72)	$(0.41)
Net asset value, end of period (x)	$18.21	$15.99	$15.46	$15.51	$15.44
Total return (%) (r)(s)(t)(x)	17.36	7.34	4.86	5.17	7.98	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	0.08	0.08	0.07	0.08	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.77	2.29	2.65	2.36	1.95	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$269,196	$234,301	$179,833	$196,658	$135,695

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MFS Conservative Allocation Fund

Class 529A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.89	$15.36	$15.41	$15.35	$14.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.32	$0.34	$0.31	$0.25	(c)
Net realized and unrealized gain (loss)	2.41	0.76	0.32	0.43	0.84
Total from investment operations	$2.67	$1.08	$0.66	$0.74	$1.09
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.25)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.36)
Net asset value, end of period (x)	$18.08	$15.89	$15.36	$15.41	$15.35
Total return (%) (r)(s)(t)(x)	16.95	7.08	4.60	4.83	7.65	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	0.38	0.38	0.40	0.43	(c)
Expenses after expense reductions (f)(h)	0.36	0.36	0.37	0.36	0.37	(c)
Net investment income (loss) (l)	1.49	2.02	2.26	2.03	1.66	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$178,144	$153,384	$143,581	$132,290	$109,297

Class 529B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.64	$15.10	$15.16	$15.11	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.22	$0.19	$0.13	(c)
Net realized and unrealized gain (loss)	2.38	0.75	0.31	0.42	0.84
Total from investment operations	$2.63	$0.97	$0.53	$0.61	$0.97
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.23)	$(0.21)	$(0.14)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.48)	$(0.43)	$(0.59)	$(0.56)	$(0.25)
Net asset value, end of period (x)	$17.79	$15.64	$15.10	$15.16	$15.11
Total return (%) (r)(s)(t)(x)	16.96	6.46	3.79	4.04	6.87	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	0.97	1.13	1.15	1.18	(c)
Expenses after expense reductions (f)(h)	0.36	0.97	1.12	1.11	1.12	(c)
Net investment income (loss) (l)	1.51	1.43	1.49	1.27	0.90	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$3,515	$4,301	$6,256	$7,414	$6,852

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MFS Conservative Allocation Fund

Class 529C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$15.54	$15.04	$15.10	$15.06	$14.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.20	$0.23	$0.19	$0.13	(c)
Net realized and unrealized gain (loss)	2.36	0.73	0.30	0.41	0.84
Total from investment operations	$2.49	$0.93	$0.53	$0.60	$0.97
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.22)	$(0.23)	$(0.21)	$(0.15)
From net realized gain	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.34)	$(0.43)	$(0.59)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$17.69	$15.54	$15.04	$15.10	$15.06
Total return (%) (r)(s)(t)(x)	16.15	6.20	3.82	4.00	6.84	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	1.13	1.13	1.15	1.18	(c)
Expenses after expense reductions (f)(h)	1.12	1.12	1.12	1.12	1.13	(c)
Net investment income (loss) (l)	0.78	1.27	1.51	1.27	0.90	(c)
Portfolio turnover	6	12	4	6	3
Net assets at end of period (000 omitted)	$31,893	$41,425	$43,352	$41,601	$47,113

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Conservative Allocation Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Conservative Allocation Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Conservative Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Conservative Allocation Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Conservative Allocation Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

A-9

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

A-10

MFS Conservative Allocation Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Conservative Allocation Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

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MFS Conservative Allocation Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Conservative Allocation Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Conservative Allocation Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Conservative Allocation Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Conservative Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Conservative Allocation Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Conservative Allocation Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Conservative Allocation Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Conservative Allocation Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Conservative Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Conservative Allocation Fund

Appendix B - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio.  MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives among a variety of different commodities and commodity sectors primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio’s portfolio.

MFS generally invests substantially all of the fund’s assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments.  In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund’s direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Some portion of the fund’s and MFS Commodity Strategy Portfolio’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and MFS Commodity Strategy Portfolio’s investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative

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MFS Conservative Allocation Fund

value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets (i) in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies and (ii) in derivative instruments with similar economic characteristics to these instruments.

Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstructions and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase.  Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Barclays Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG)

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MFS Conservative Allocation Fund

factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities.  MFS may also invest the fund’s assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

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MFS Conservative Allocation Fund

Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate bonds, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

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MFS Conservative Allocation Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Large Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund’s objective may be changed without shareholder approval.

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MFS Conservative Allocation Fund

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $613.16 million and $60.44 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an

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MFS Conservative Allocation Fund

issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor’s 500 Stock Index using MFS’ custom industry and sector categories to classify the fund and the Standard & Poor’s 500 Stock Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

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MFS Conservative Allocation Fund

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS’ custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

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MFS Conservative Allocation Fund

MFS Conservative Allocation Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Conservative Allocation Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Emerging Markets Equity Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	MEMAX
Class B	MEMBX
Class C	MEMCX
Class I	MEMIX
Class R1	MEMRX
Class R2	MEMFX
Class R3	MEMGX
Class R4	MEMHX
Class R6	MEMJX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

FEM-PRO-092821

MFS Emerging Markets Equity Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 9 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.08%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.09%	2.09%	1.59%	1.34%	1.09%	0.98%
Fee Reductions and/or Expense Reimbursements[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.31% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.06% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class’ average daily net assets annually for Class R2 shares, and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS Emerging Markets Equity Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$701	$972	$1,264	$2,092
Class B Shares assuming[1]
redemption at end of period	$609	$952	$1,321	$2,227
no redemption at end of period	$209	$652	$1,121	$2,227
Class C Shares assuming[1]
redemption at end of period	$309	$652	$1,121	$2,227
no redemption at end of period	$209	$652	$1,121	$2,227
Class I Shares	$108	$344	$598	$1,326
Class R1 Shares	$209	$652	$1,121	$2,418
Class R2 Shares	$159	$499	$863	$1,887
Class R3 Shares	$133	$422	$731	$1,610
Class R4 Shares	$108	$344	$598	$1,326
Class R6 Shares	$97	$309	$539	$1,199

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or

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MFS Emerging Markets Equity Fund

investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 4.74%. During the period(s) shown in the bar chart, the highest quarterly return was 18.15% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (27.44)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	5.34%	9.99%	1.65%
C Shares	8.36%	10.27%	1.66%
I Shares	10.47%	11.38%	2.52%
R1 Shares	9.33%	10.26%	1.50%
R2 Shares	9.89%	10.82%	2.01%
R3 Shares	10.19%	11.10%	2.27%
R4 Shares	10.45%	11.38%	2.52%
R6 Shares	10.61%	11.50%	2.61%
A Shares	3.83%	9.79%	1.67%
Returns After Taxes on Distributions
A Shares	3.78%	9.68%	1.57%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.44%	7.81%	1.35%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index (net div)	18.31%	12.81%	3.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jose Luis Garcia	2008	Investment Officer of MFS
Rajesh Nair	August 2021	Investment Officer of MFS
Harry Purcell	2017	Investment Officer of MFS

Effective April 15, 2023, Jose Luis Garcia will no longer be a portfolio manager of the fund.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

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MFS Emerging Markets Equity Fund

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

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MFS Emerging Markets Equity Fund

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse

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MFS Emerging Markets Equity Fund

market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.89% of the fund’s average daily net assets.

Effective August 1, 2021, the management fee set forth in the Investment Advisory Agreement is 1.05% of the fund’s average daily net assets annually up to $500 million; 0.95% of the fund’s average daily net assets annually in excess of $500 million and up to $1 billion; 0.90% of the fund’s average daily net assets annually in excess of $1 billion and up to $4 billion; 0.85% of the fund’s average daily net assets annually in excess of $4 billion and up to $10 billion; and 0.80% of the fund’s average daily net assets annually in excess of $10 billion.

For the period from June 1, 2020, to July 31, 2021, the management fee set forth in the Investment Advisory Agreement was 1.05% of the fund’s average daily net assets annually up to $500 million; 0.95% of the fund’s average daily net assets annually in excess of $500 million and up to $1 billion; 0.90% of the fund’s average daily net assets annually in excess of $1 billion and up to $4 billion; and 0.85% of the fund’s average daily net assets annually in excess of $4 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.31% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.06% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class’ average daily net assets annually for Class R2 shares, and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

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MFS Emerging Markets Equity Fund

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jose Luis Garcia	Portfolio Manager	Employed in the investment area of MFS since 2002
Rajesh Nair	Portfolio Manager	Employed in the investment area of MFS since 2008
Harry Purcell	Portfolio Manager	Employed in the investment area of MFS since 2012

Effective April 15, 2023, Jose Luis Garcia will no longer be a portfolio manager of the fund.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal

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MFS Emerging Markets Equity Fund

Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

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MFS Emerging Markets Equity Fund

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

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MFS Emerging Markets Equity Fund

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share

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MFS Emerging Markets Equity Fund

classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from

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MFS Emerging Markets Equity Fund

your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In

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MFS Emerging Markets Equity Fund

the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for

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MFS Emerging Markets Equity Fund

detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the

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MFS Emerging Markets Equity Fund

U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities. The fund generally will be eligible to elect to “pass through” to you foreign income taxes that it pays.  If the fund so elects, you must include your share of those taxes in gross income as a distribution from the fund and you will be allowed to claim a credit (or a deduction) for such amounts on your federal income tax return, subject to certain limitations. In addition, the fund’s investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing, amount, or character of the fund’s distributions.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus,

16

MFS Emerging Markets Equity Fund

prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 24, 1995, with the offering of Class A and Class B shares, and subsequently offered Class C shares on June 27, 1996, Class I shares on January 2, 1997, Class R1, Class R2, Class R3, and Class R4 shares on October 1, 2008, and Class R6 shares on June 1, 2012.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

17

MFS Emerging Markets Equity Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$28.13	$31.63	$34.99	$30.39	$24.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.58	$0.24	$0.10	$0.16	(c)
Net realized and unrealized gain (loss)	13.12	(3.50)	(3.46)	4.53	6.32
Total from investment operations	$13.45	$(2.92)	$(3.22)	$4.63	$6.48
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.58)	$(0.14)	$(0.03)	$(0.14)
Net asset value, end of period (x)	$41.38	$28.13	$31.63	$34.99	$30.39
Total return (%) (r)(s)(t)(x)	47.89	(9.55)	(9.19)	15.24	27.04	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.39	1.44	1.49	1.63	(c)
Expenses after expense reductions (f)	1.31	1.30	1.42	1.48	1.61	(c)
Net investment income (loss)	0.89	1.82	0.72	0.28	0.60	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$204,557	$118,726	$120,862	$154,713	$116,512

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.78	$29.01	$32.18	$28.15	$22.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.35	$(0.01)	$(0.15)	$(0.05	)(c)
Net realized and unrealized gain (loss)	12.01	(3.26)	(3.16)	4.18	5.88
Total from investment operations	$12.06	$(2.91)	$(3.17)	$4.03	$5.83
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$—	$—	$—
Net asset value, end of period (x)	$37.84	$25.78	$29.01	$32.18	$28.15
Total return (%) (r)(s)(t)(x)	46.78	(10.24)	(9.85)	14.32	26.12	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	2.13	2.19	2.24	2.38	(c)
Expenses after expense reductions (f)	2.06	2.06	2.17	2.23	2.37	(c)
Net investment income (loss)	0.16	1.19	(0.04)	(0.48)	(0.20	)(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$2,396	$2,393	$3,672	$5,385	$5,786

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MFS Emerging Markets Equity Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.15	$28.33	$31.42	$27.49	$21.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.33	$(0.01)	$(0.15)	$(0.05	)(c)
Net realized and unrealized gain (loss)	11.70	(3.17)	(3.08)	4.08	5.74
Total from investment operations	$11.76	$(2.84)	$(3.09)	$3.93	$5.69
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$—	$—	$—
Net asset value, end of period (x)	$36.91	$25.15	$28.33	$31.42	$27.49
Total return (%) (r)(s)(t)(x)	46.76	(10.23)	(9.83)	14.30	26.10	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	2.13	2.19	2.24	2.38	(c)
Expenses after expense reductions (f)	2.06	2.06	2.17	2.23	2.37	(c)
Net investment income (loss)	0.18	1.16	(0.04)	(0.49)	(0.21	)(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$10,467	$10,082	$14,116	$17,790	$22,567

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$29.64	$33.29	$36.85	$32.00	$25.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.66	$0.32	$0.21	$0.21	(c)
Net realized and unrealized gain (loss)	13.84	(3.65)	(3.63)	4.74	6.69
Total from investment operations	$14.27	$(2.99)	$(3.31)	$4.95	$6.90
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.66)	$(0.25)	$(0.10)	$(0.21)
Net asset value, end of period (x)	$43.63	$29.64	$33.29	$36.85	$32.00
Total return (%) (r)(s)(t)(x)	48.24	(9.32)	(8.96)	15.48	27.41	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.15	1.20	1.24	1.38	(c)
Expenses after expense reductions (f)	1.06	1.06	1.17	1.23	1.36	(c)
Net investment income (loss)	1.11	1.98	0.92	0.59	0.74	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$168,061	$94,350	$69,443	$62,565	$33,855

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MFS Emerging Markets Equity Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$24.80	$27.97	$31.17	$27.26	$21.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.30	$(0.05)	$(0.14)	$(0.05	)(c)
Net realized and unrealized gain (loss)	11.56	(3.09)	(3.04)	4.05	5.69
Total from investment operations	$11.61	$(2.79)	$(3.09)	$3.91	$5.64
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.11)	$—	$—
Net asset value, end of period (x)	$36.41	$24.80	$27.97	$31.17	$27.26
Total return (%) (r)(s)(t)(x)	46.81	(10.22)	(9.89)	14.34	26.09	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	2.14	2.19	2.24	2.38	(c)
Expenses after expense reductions (f)	2.06	2.06	2.17	2.24	2.37	(c)
Net investment income (loss)	0.16	1.08	(0.18)	(0.45)	(0.23	)(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$725	$1,742	$1,844	$637	$457

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.64	$28.87	$31.96	$27.81	$22.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.49	$0.14	$0.01	$0.05	(c)
Net realized and unrealized gain (loss)	11.94	(3.22)	(3.15)	4.14	5.82
Total from investment operations	$12.16	$(2.73)	$(3.01)	$4.15	$5.87
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.50)	$(0.08)	$—	$(0.11)
Net asset value, end of period (x)	$37.68	$25.64	$28.87	$31.96	$27.81
Total return (%) (r)(s)(t)(x)	47.47	(9.76)	(9.42)	14.92	26.72	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.63	1.69	1.74	1.88	(c)
Expenses after expense reductions (f)	1.56	1.56	1.67	1.73	1.87	(c)
Net investment income (loss)	0.67	1.68	0.48	0.03	0.21	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$4,227	$3,431	$4,614	$6,067	$4,643

20

MFS Emerging Markets Equity Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$27.95	$31.47	$34.84	$30.27	$23.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.51	$0.21	$0.09	$0.16	(c)
Net realized and unrealized gain (loss)	12.96	(3.41)	(3.42)	4.51	6.29
Total from investment operations	$13.37	$(2.90)	$(3.21)	$4.60	$6.45
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.62)	$(0.16)	$(0.03)	$(0.12)
Net asset value, end of period (x)	$41.17	$27.95	$31.47	$34.84	$30.27
Total return (%) (r)(s)(t)(x)	47.89	(9.55)	(9.19)	15.20	27.06	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.39	1.44	1.49	1.63	(c)
Expenses after expense reductions (f)	1.31	1.31	1.42	1.48	1.62	(c)
Net investment income (loss)	1.13	1.64	0.66	0.26	0.61	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$5,103	$6,246	$2,405	$2,465	$2,072

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$28.03	$31.47	$34.85	$30.26	$23.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.81	$0.30	$0.17	$0.21	(c)
Net realized and unrealized gain (loss)	13.06	(3.63)	(3.43)	4.52	6.30
Total from investment operations	$13.49	$(2.82)	$(3.13)	$4.69	$6.51
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.62)	$(0.25)	$(0.10)	$(0.21)
Net asset value, end of period (x)	$41.24	$28.03	$31.47	$34.85	$30.26
Total return (%) (r)(s)(t)(x)	48.20	(9.31)	(8.97)	15.52	27.32	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.13	1.19	1.24	1.38	(c)
Expenses after expense reductions (f)	1.06	1.06	1.17	1.23	1.37	(c)
Net investment income (loss)	1.20	2.54	0.93	0.49	0.77	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$3,037	$2,673	$6,917	$7,023	$4,817

21

MFS Emerging Markets Equity Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$29.66	$33.30	$36.86	$32.00	$25.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.70	$0.37	$0.23	$0.24	(c)
Net realized and unrealized gain (loss)	13.86	(3.64)	(3.65)	4.76	6.67
Total from investment operations	$14.33	$(2.94)	$(3.28)	$4.99	$6.91
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.70)	$(0.28)	$(0.13)	$(0.23)
Net asset value, end of period (x)	$43.67	$29.66	$33.30	$36.86	$32.00
Total return (%) (r)(s)(t)(x)	48.43	(9.21)	(8.86)	15.60	27.49	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	1.03	1.06	1.14	1.28	(c)
Expenses after expense reductions (f)	0.95	0.95	1.04	1.13	1.26	(c)
Net investment income (loss)	1.20	2.10	1.07	0.64	0.86	(c)
Portfolio turnover	37	32	27	24	43
Net assets at end of period (000 omitted)	$7,034,144	$3,336,889	$1,817,161	$1,327,862	$875,711

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS Emerging Markets Equity Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Emerging Markets Equity Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:	Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●             Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●             Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●             Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Emerging Markets Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Emerging Markets Equity Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Emerging Markets Equity Fund

Financial Intermediary Category II

Eligible Accounts:	Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√

A-8

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Emerging Markets Equity Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Emerging Markets Equity Fund

Financial Intermediary Category III

Eligible Accounts:	Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Emerging Markets Equity Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Emerging Markets Equity Fund

Financial Intermediary Category IV

Eligible Accounts:	Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Emerging Markets Equity Fund

Financial Intermediary Category V

Eligible Accounts:	Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Emerging Markets Equity Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Emerging Markets Equity Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Emerging Markets Equity Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Emerging Markets Equity Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Emerging Markets Equity Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Emerging Markets Equity Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Emerging Markets Equity Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Emerging Markets Equity Fund

MFS Emerging Markets Equity Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Emerging Markets Equity Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Growth Allocation Fund

The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

CLASS	TICKER SYMBOL
Class A	MAGWX
Class B	MBGWX
Class C	MCGWX
Class I	MGWIX
Class 529A	EAGWX
Class 529B	EBGWX
Class 529C	ECGWX
Class R1	MAGMX
Class R2	MGALX
Class R3	MAGEX
Class R4	MAGJX
Class R6[1]	MAGQX

1Expected to be offered on September 30, 2021.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

GRO-PRO-092821

MFS Growth Allocation Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.04%
Acquired (Underlying) Fund Fees and Expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	0.98%	1.73%	1.73%	0.73%	1.73%	1.23%	0.98%	0.73%	0.65%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.96%	1.71%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.63%

2

MFS Growth Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.17%	0.17%
Acquired (Underlying) Fund Fees and Expenses	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.03%	1.78%	1.78%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.01%	1.76%	1.76%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$667	$867	$1,084	$1,706
Class B Shares assuming[1]
redemption at end of period	$574	$843	$1,137	$1,841
no redemption at end of period	$174	$543	$937	$1,841
Class C Shares assuming[1]
redemption at end of period	$274	$543	$937	$1,841
no redemption at end of period	$174	$543	$937	$1,841
Class I Shares	$73	$231	$404	$905
Class 529A Shares	$672	$882	$1,109	$1,760
Class 529B Shares assuming[1]
redemption at end of period	$579	$858	$1,163	$1,895
no redemption at end of period	$179	$558	$963	$1,895
Class 529C Shares assuming[1]
redemption at end of period	$279	$558	$963	$1,895
no redemption at end of period	$179	$558	$963	$1,895
Class R1 Shares	$174	$543	$937	$2,039
Class R2 Shares	$123	$388	$674	$1,487
Class R3 Shares	$98	$310	$540	$1,200
Class R4 Shares	$73	$231	$404	$905
Class R6 Shares	$64	$206	$360	$809

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process.

3

MFS Growth Allocation Fund

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	20.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	3.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Total Return Bond Fund	3.0%
International Stock Funds:	20.0%
MFS Emerging Markets Equity Fund	2.0%
MFS International Growth Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS International New Discovery Fund	2.0%
MFS Research International Fund	7.0%
U.S. Stock Funds:	52.0%
MFS Growth Fund	10.0%
MFS Mid Cap Growth Fund	9.0%
MFS Mid Cap Value Fund	9.0%
MFS New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Research Fund	10.0%
MFS Value Fund	10.0%
Specialty Funds:	8.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and

4

MFS Growth Allocation Fund

the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.  Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REIT) manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

5

MFS Growth Allocation Fund

Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 9.71%. During the period(s) shown in the bar chart, the highest quarterly return was 16.76% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (17.73)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	9.60%	10.60%	8.63%
C Shares	12.62%	10.87%	8.63%
I Shares	14.74%	11.98%	9.56%
529A Shares	7.82%	10.35%	8.59%
529B Shares	9.55%	10.56%	8.58%
529C Shares	12.57%	10.82%	8.58%
R1 Shares	13.59%	10.87%	8.47%
R2 Shares	14.19%	11.42%	9.01%
R3 Shares	14.48%	11.71%	9.28%
R4 Shares	14.72%	11.98%	9.54%
R6 Shares	14.74%	11.98%	9.56%
A Shares	7.88%	10.39%	8.64%
Returns After Taxes on Distributions
A Shares	6.92%	9.13%	7.71%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	5.24%	7.94%	6.78%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	18.40%	15.22%	13.88%
MFS Growth Allocation Fund Blended Index	12.57%	10.65%	9.15%

As of December 31, 2020, the MFS Growth Allocation Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 52% Standard & Poor’s 500 Stock Index; 20% MSCI EAFE (Europe, Australasia, Far East) Index; 4% Bloomberg Commodity Index; 4% FTSE EPRA Nareit Developed Real Estate Index; and 20% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph Flaherty, Jr.	2002	Chief Investment Risk Officer of MFS
Natalie Shapiro	2018	Investment Officer of MFS

6

MFS Growth Allocation Fund

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by MFS following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The asset class allocations provide an initial layer of diversification for the fund.

As of September 1, 2021, the fund’s approximate target allocation among asset classes was:

Bond Funds	20.0%
International Stock Funds	20.0%
U.S. Stock Funds	52.0%
Specialty Funds	8.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of  target asset class allocations presented in the table may not total 100%.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within the asset class allocations.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

7

MFS Growth Allocation Fund

As of September 1, 2021, the fund’s approximate target allocation among underlying funds was:

Bond Funds:	20.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	3.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Total Return Bond Fund	3.0%
International Stock Funds:	20.0%
MFS Emerging Markets Equity Fund	2.0%
MFS International Growth Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS International New Discovery Fund	2.0%
MFS Research International Fund	7.0%
U.S. Stock Funds:	52.0%
MFS Growth Fund	10.0%
MFS Mid Cap Growth Fund	9.0%
MFS Mid Cap Value Fund	9.0%
MFS New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Research Fund	10.0%
MFS Value Fund	10.0%
Specialty Funds:	8.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (International or U.S.), or Specialty Funds, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods.  The asset class allocations and the underlying funds and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is set forth in Appendix B of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments:  Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets.  Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

When-Issued, Delayed Delivery, and Forward Commitment Transactions:  When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary

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MFS Growth Allocation Fund

settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises.  When-issued, delayed delivery, and forward commitment transactions can involve leverage.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Floating Rate Loans:  Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually), based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium. Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan.  Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Municipal Instruments:  Municipal instruments are issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Real Estate-Related Investments:  Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions.

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MFS Growth Allocation Fund

For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The current period of historically low interest rates may heighten the risks associated with rising interest rates because there may be a greater likelihood of interest rates increasing and interest rates may increase rapidly. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Changes in government and/or central bank monetary policy may affect the level of interest rates. To the extent the fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the fund’s share price, especially if the instrument has a longer maturity.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

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MFS Growth Allocation Fund

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters.  Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the fund.  Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls,

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MFS Growth Allocation Fund

and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and

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MFS Growth Allocation Fund

providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month’s end	11 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4,

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MFS Growth Allocation Fund

and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class B and Class 529B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B and Class 529B shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C or Class 529C shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

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MFS Growth Allocation Fund

All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class C and Class 529C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C or Class 529C shares through a financial intermediary, Class C or Class 529C shares may be automatically exchanged for Class A or Class 529A shares of the fund, respectively, under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A or Class 529A shares, or a CDSC when you redeem Class A, Class B, Class C, Class 529B or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $250,000 or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your

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MFS Growth Allocation Fund

redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Effective January 1, 2021, the 0.75% distribution fee on Class 529B shares is not imposed.  The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4 or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	5.75%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial

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MFS Growth Allocation Fund

Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $249,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results

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MFS Growth Allocation Fund

from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and

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MFS Growth Allocation Fund

establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Internal Revenue Code of 1986, as amended, and the tuition program through which your investment in the MFS funds is made. Please see the tuition program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

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MFS Growth Allocation Fund

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or

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MFS Growth Allocation Fund

authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

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MFS Growth Allocation Fund

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund’s distributions that will be derived from qualified dividend income will increase with increased allocations to stock fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Section 529 of the Internal Revenue Code.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Internal Revenue Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was

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MFS Growth Allocation Fund

made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 28, 2002, with the offering of Class A, Class B, Class C, and Class I shares, and subsequently offered Class 529A, Class 529B, and Class 529C shares on July 31, 2002, Class R2 shares on October 31, 2003, and  Class R1, Class R3, and Class R4 shares on April 1, 2005. As of the date of this prospectus, Class R6 shares are not being offered for sale. Class R6 shares are expected to be offered for sale on September 30, 2021.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Growth Allocation Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

A Financial Highlights table for Class R6 shares is not included because Class R6 shares had not been offered for sale as of the fund’s most recent fiscal year end.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.57	$20.26	$20.87	$19.84	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.33	$0.38	$0.36	$0.25	(c)
Net realized and unrealized gain (loss)	6.25	1.03	0.21	1.66	2.09
Total from investment operations	$6.48	$1.36	$0.59	$2.02	$2.34
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.34)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.87)	$(1.05)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$26.18	$20.57	$20.26	$20.87	$19.84
Total return (%) (r)(s)(t)(x)	31.90	6.41	3.58	10.27	13.26	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.36	0.36	0.35	0.36	(c)
Expenses after expense reductions (f)(h)	0.35	0.35	0.35	0.35	0.35	(c)
Net investment income (loss) (l)	0.96	1.57	1.87	1.72	1.34	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$4,279,764	$2,944,439	$2,852,131	$2,852,681	$2,758,650

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.39	$20.08	$20.65	$19.64	$17.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.17	$0.23	$0.20	$0.11	(c)
Net realized and unrealized gain (loss)	6.21	1.00	0.23	1.64	2.08
Total from investment operations	$6.26	$1.17	$0.46	$1.84	$2.19
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.15)	$(0.22)	$(0.24)	$(0.08)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.66)	$(0.86)	$(1.03)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$25.99	$20.39	$20.08	$20.65	$19.64
Total return (%) (r)(s)(t)(x)	30.98	5.56	2.85	9.42	12.43	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.11	1.11	1.10	1.11	(c)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(c)
Net investment income (loss) (l)	0.23	0.83	1.13	0.98	0.58	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$109,514	$126,962	$177,893	$214,832	$237,525

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MFS Growth Allocation Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.12	$19.85	$20.43	$19.44	$17.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.17	$0.23	$0.20	$0.11	(c)
Net realized and unrealized gain (loss)	6.12	0.99	0.22	1.62	2.05
Total from investment operations	$6.18	$1.16	$0.45	$1.82	$2.16
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.18)	$(0.22)	$(0.24)	$(0.08)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.67)	$(0.89)	$(1.03)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$25.63	$20.12	$19.85	$20.43	$19.44
Total return (%) (r)(s)(t)(x)	30.98	5.56	2.84	9.43	12.44	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.11	1.11	1.10	1.11	(c)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(c)
Net investment income (loss) (l)	0.26	0.82	1.13	1.00	0.59	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$638,016	$694,541	$714,230	$764,750	$934,658

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.78	$20.45	$21.06	$20.02	$18.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.38	$0.44	$0.42	$0.29	(c)
Net realized and unrealized gain (loss)	6.33	1.05	0.21	1.66	2.13
Total from investment operations	$6.62	$1.43	$0.65	$2.08	$2.42
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.39)	$(0.45)	$(0.45)	$(0.27)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.93)	$(1.10)	$(1.26)	$(1.04)	$(0.57)
Net asset value, end of period (x)	$26.47	$20.78	$20.45	$21.06	$20.02
Total return (%) (r)(s)(t)(x)	32.24	6.69	3.84	10.50	13.61	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.11	0.11	0.10	0.11	(c)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	N/A	0.10	(c)
Net investment income (loss) (l)	1.23	1.80	2.13	1.99	1.53	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$434,119	$294,213	$237,232	$195,227	$151,865

25

MFS Growth Allocation Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.69	$19.42	$20.02	$19.07	$17.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.16	$0.23	$0.19	$0.11	(c)
Net realized and unrealized gain (loss)	5.98	0.98	0.21	1.59	2.02
Total from investment operations	$6.03	$1.14	$0.44	$1.78	$2.13
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.23)	$(0.24)	$(0.08)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.70)	$(0.87)	$(1.04)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$25.02	$19.69	$19.42	$20.02	$19.07
Total return (%) (r)(s)(t)(x)	30.91	5.59	2.85	9.40	12.48	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	1.11	1.11	1.10	1.11	(c)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	N/A	1.10	(c)
Net investment income (loss) (l)	0.21	0.82	1.18	0.96	0.60	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$21,519	$19,543	$23,326	$30,764	$33,854

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.06	$19.78	$20.39	$19.41	$17.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.27	$0.33	$0.30	$0.20	(c)
Net realized and unrealized gain (loss)	6.10	1.00	0.21	1.61	2.06
Total from investment operations	$6.27	$1.27	$0.54	$1.91	$2.26
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.28)	$(0.34)	$(0.34)	$(0.18)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.81)	$(0.99)	$(1.15)	$(0.93)	$(0.48)
Net asset value, end of period (x)	$25.52	$20.06	$19.78	$20.39	$19.41
Total return (%) (r)(s)(t)(x)	31.62	6.12	3.34	9.94	13.03	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.61	0.61	0.60	0.61	(c)
Expenses after expense reductions (f)(h)	0.60	0.60	0.60	0.60	0.60	(c)
Net investment income (loss) (l)	0.72	1.30	1.64	1.46	1.10	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$142,619	$123,459	$138,541	$160,632	$182,744

26

MFS Growth Allocation Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.37	$20.08	$20.69	$19.68	$17.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.33	$0.39	$0.36	$0.25	(c)
Net realized and unrealized gain (loss)	6.20	1.01	0.20	1.64	2.08
Total from investment operations	$6.43	$1.34	$0.59	$2.00	$2.33
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.34)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.87)	$(1.05)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$25.93	$20.37	$20.08	$20.69	$19.68
Total return (%) (r)(s)(t)(x)	31.94	6.35	3.59	10.25	13.32	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.36	0.36	0.35	0.36	(c)
Expenses after expense reductions (f)(h)	0.35	0.35	0.35	0.35	0.35	(c)
Net investment income (loss) (l)	0.98	1.59	1.90	1.75	1.34	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$170,541	$147,888	$170,299	$202,407	$235,279

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.55	$20.24	$20.86	$19.84	$18.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.38	$0.44	$0.39	$0.29	(c)
Net realized and unrealized gain (loss)	6.26	1.03	0.20	1.67	2.11
Total from investment operations	$6.55	$1.41	$0.64	$2.06	$2.40
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.39)	$(0.45)	$(0.45)	$(0.27)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.93)	$(1.10)	$(1.26)	$(1.04)	$(0.57)
Net asset value, end of period (x)	$26.17	$20.55	$20.24	$20.86	$19.84
Total return (%) (r)(s)(t)(x)	32.26	6.66	3.83	10.50	13.62	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.11	0.11	0.10	0.11	(c)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	N/A	0.10	(c)
Net investment income (loss) (l)	1.23	1.81	2.16	1.90	1.55	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$360,879	$264,076	$232,530	$230,032	$243,760

27

MFS Growth Allocation Fund

Class 529A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.38	$20.09	$20.70	$19.70	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.32	$0.37	$0.34	$0.24	(c)
Net realized and unrealized gain (loss)	6.20	1.01	0.22	1.65	2.09
Total from investment operations	$6.42	$1.33	$0.59	$1.99	$2.33
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.33)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.86)	$(1.04)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$25.94	$20.38	$20.09	$20.70	$19.70
Total return (%) (r)(s)(t)(x)	31.90	6.33	3.57	10.17	13.27	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.41	0.41	0.42	0.46	(c)
Expenses after expense reductions (f)(h)	0.39	0.39	0.39	0.39	0.39	(c)
Net investment income (loss) (l)	0.92	1.53	1.83	1.68	1.28	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$349,866	$261,099	$244,869	$236,768	$211,825

Class 529B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.15	$19.86	$20.45	$19.46	$17.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.16	$0.21	$0.19	$0.10	(c)
Net realized and unrealized gain (loss)	6.13	0.99	0.23	1.63	2.05
Total from investment operations	$6.25	$1.15	$0.44	$1.82	$2.15
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.15)	$(0.22)	$(0.24)	$(0.06)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.68)	$(0.86)	$(1.03)	$(0.83)	$(0.36)
Net asset value, end of period (x)	$25.72	$20.15	$19.86	$20.45	$19.46
Total return (%) (r)(s)(t)(x)	31.29	5.52	2.77	9.40	12.36	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	1.16	1.16	1.18	1.21	(c)
Expenses after expense reductions (f)(h)	0.82	1.15	1.15	1.15	1.15	(c)
Net investment income (loss) (l)	0.50	0.78	1.07	0.93	0.53	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$8,867	$8,702	$10,820	$11,943	$12,439

28

MFS Growth Allocation Fund

Class 529C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.82	$19.56	$20.16	$19.21	$17.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.16	$0.21	$0.19	$0.10	(c)
Net realized and unrealized gain (loss)	6.02	0.98	0.21	1.60	2.03
Total from investment operations	$6.07	$1.14	$0.42	$1.79	$2.13
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.17)	$(0.21)	$(0.25)	$(0.08)
From net realized gain	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.65)	$(0.88)	$(1.02)	$(0.84)	$(0.38)
Net asset value, end of period (x)	$25.24	$19.82	$19.56	$20.16	$19.21
Total return (%) (r)(s)(t)(x)	30.92	5.57	2.74	9.37	12.38	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.16	1.16	1.17	1.21	(c)
Expenses after expense reductions (f)(h)	1.14	1.14	1.14	1.14	1.15	(c)
Net investment income (loss) (l)	0.23	0.79	1.08	0.94	0.53	(c)
Portfolio turnover	7	4	3	2	1
Net assets at end of period (000 omitted)	$50,115	$57,107	$61,352	$70,345	$74,292

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Growth Allocation Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Growth Allocation Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●         Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

 ●        Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

 ●        Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√

A-4

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Growth Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Growth Allocation Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Growth Allocation Fund

Financial Intermediary Category II

Eligible Accounts:                      Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

A-9

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

A-10

MFS Growth Allocation Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Growth Allocation Fund

Financial Intermediary Category III

Eligible Accounts:                      Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Growth Allocation Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Growth Allocation Fund

Financial Intermediary Category IV

Eligible Accounts:                      Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Growth Allocation Fund

Financial Intermediary Category V

Eligible Accounts:                      Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Growth Allocation Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Growth Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Growth Allocation Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Growth Allocation Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Growth Allocation Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Growth Allocation Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Growth Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Growth Allocation Fund

Appendix B - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio.  MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives among a variety of different commodities and commodity sectors primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio’s portfolio.

MFS generally invests substantially all of the fund’s assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments.  In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund’s direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Some portion of the fund’s and MFS Commodity Strategy Portfolio’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and MFS Commodity Strategy Portfolio’s investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative

B-1

MFS Growth Allocation Fund

value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets (i) in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies and (ii) in derivative instruments with similar economic characteristics to these instruments.

Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstructions and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase.  Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment

B-2

MFS Growth Allocation Fund

analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Barclays Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

B-3

MFS Growth Allocation Fund

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate bonds, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down

B-4

MFS Growth Allocation Fund

factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Large Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation,

B-5

MFS Growth Allocation Fund

price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $613.16 million and $60.44 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

B-6

MFS Growth Allocation Fund

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor’s 500 Stock Index using MFS’ custom industry and sector categories to classify the fund and the Standard & Poor’s 500 Stock Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the

B-7

MFS Growth Allocation Fund

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS’ custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

B-8

MFS Growth Allocation Fund

MFS Growth Allocation Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Growth Allocation Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® International Diversification Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	MDIDX
Class B	MDIFX
Class C	MDIGX
Class I	MDIJX
Class R1	MDIOX
Class R2	MDIKX
Class R3	MDIHX
Class R4	MDITX
Class R6	MDIZX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 MDI-PRO-092821

MFS International Diversification Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.02%
Acquired (Underlying) Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.75%
Fee Reductions and/or Expense Reimbursements[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.73%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS International Diversification Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$679	$901	$1,140	$1,826
Class B Shares assuming[1]
redemption at end of period	$586	$878	$1,195	$1,961
no redemption at end of period	$186	$578	$995	$1,961
Class C Shares assuming[1]
redemption at end of period	$286	$578	$995	$1,961
no redemption at end of period	$186	$578	$995	$1,961
Class I Shares	$85	$267	$465	$1,036
Class R1 Shares	$186	$578	$995	$2,158
Class R2 Shares	$135	$424	$733	$1,612
Class R3 Shares	$110	$346	$600	$1,328
Class R4 Shares	$85	$267	$465	$1,036
Class R6 Shares	$75	$238	$415	$928

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund’s investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geography (by including developed and emerging market underlying funds).  MFS normally invests each underlying fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of an underlying fund’s assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Value Fund	15%
MFS International Large Cap Value Fund	15%
MFS International New Discovery Fund	10%
MFS Research International Fund	27.5%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

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MFS International Diversification Fund

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 6.77%. During the period(s) shown in the bar chart, the highest quarterly return was 17.04% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.80)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	10.14%	10.13%	6.75%
C Shares	13.13%	10.41%	6.76%
I Shares	15.24%	11.51%	7.66%
R1 Shares	14.13%	10.39%	6.59%
R2 Shares	14.70%	10.95%	7.12%
R3 Shares	14.98%	11.22%	7.39%
R4 Shares	15.25%	11.51%	7.67%
R6 Shares	15.43%	11.59%	7.70%
A Shares	8.36%	9.92%	6.76%
Returns After Taxes on Distributions
A Shares	8.04%	9.49%	6.48%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	5.26%	7.87%	5.48%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI All Country World (ex-US) Index (net div)	10.65%	8.93%	4.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as

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MFS International Diversification Fund

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Camille Humphries Lee	2018	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by MFS based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund’s investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geography (by including developed and emerging market underlying funds).  MFS normally invests each underlying fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of an underlying fund’s assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Value Fund	15%
MFS International Large Cap Value Fund	15%
MFS International New Discovery Fund	10%
MFS Research International Fund	27.5%

The fund’s exposure to certain security types or risks may be higher than the target weighting of any given underlying fund shown above. For example, the fund’s overall exposure to emerging market equity securities may be higher than the fund’s target weighting in the MFS Emerging Markets Equity Fund, to the extent that the remaining underlying funds invest in emerging market equity securities.

The underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The underlying funds and their target weightings may be changed without shareholder approval or notice. The target weightings can deviate over the short term due to market movements and cash flows.  MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is set forth in Appendix B of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators

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MFS International Diversification Fund

may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to

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MFS International Diversification Fund

market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund

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may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Top 10 holdings are aggregated holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Camille Humphries Lee	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2000

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

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MFS International Diversification Fund

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC

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MFS International Diversification Fund

to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal

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MFS International Diversification Fund

on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging

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MFS International Diversification Fund

shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and

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MFS International Diversification Fund

Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

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MFS International Diversification Fund

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions

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MFS International Diversification Fund

not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined

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MFS International Diversification Fund

in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an

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MFS International Diversification Fund

underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of the underlying funds.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on September 30, 2004, with the offering of Class A, Class B, Class C, Class I, and Class R2 shares, and subsequently offered Class R1, Class R3, and Class R4 shares on April 1, 2005, and Class R6 shares on October 2, 2017.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS International Diversification Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.80	$18.71	$19.68	$18.07	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.37	$0.21	$0.24	(c)
Net realized and unrealized gain (loss)	6.96	0.32	(0.85)	1.68	2.54
Total from investment operations	$7.06	$0.57	$(0.48)	$1.89	$2.78
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.37)	$(0.28)	$(0.30)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.48)	$(0.49)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$25.51	$18.80	$18.71	$19.68	$18.07
Total return (%) (r)(s)(t)(x)	37.66	2.80	(2.15)	10.46	18.18	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	0.37	0.36	0.38	0.37	(c)
Expenses after expense reductions (f)(h)	0.34	0.35	0.34	0.35	0.35	(c)
Net investment income (loss) (l)	0.46	1.31	1.96	1.09	1.51	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$4,381,231	$2,778,815	$2,458,587	$2,263,605	$1,804,722

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.61	$18.50	$19.43	$17.84	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.10	$0.22	$0.07	$0.09	(c)
Net realized and unrealized gain (loss)	6.84	0.31	(0.82)	1.66	2.54
Total from investment operations	$6.78	$0.41	$(0.60)	$1.73	$2.63
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.21)	$(0.14)	$(0.17)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.30)	$(0.33)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$25.16	$18.61	$18.50	$19.43	$17.84
Total return (%) (r)(s)(t)(x)	36.51	2.08	(2.93)	9.71	17.27	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	1.12	1.11	1.12	1.12	(c)
Expenses after expense reductions (f)(h)	1.09	1.10	1.09	1.10	1.10	(c)
Net investment income (loss) (l)	(0.28)	0.53	1.20	0.36	0.56	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$21,542	$20,424	$27,434	$34,421	$34,040

18

MFS International Diversification Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.36	$18.28	$19.20	$17.65	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.10	$0.22	$0.07	$0.09	(c)
Net realized and unrealized gain (loss)	6.76	0.30	(0.81)	1.64	2.51
Total from investment operations	$6.70	$0.40	$(0.59)	$1.71	$2.60
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.21)	$(0.16)	$(0.18)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.32)	$(0.33)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$24.83	$18.36	$18.28	$19.20	$17.65
Total return (%) (r)(s)(t)(x)	36.57	2.04	(2.87)	9.67	17.28	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	1.12	1.11	1.12	1.12	(c)
Expenses after expense reductions (f)(h)	1.09	1.10	1.09	1.10	1.10	(c)
Net investment income (loss) (l)	(0.28)	0.53	1.21	0.37	0.57	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$489,683	$419,045	$472,251	$517,523	$470,214

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.01	$18.91	$19.89	$18.25	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.30	$0.42	$0.30	$0.23	(c)
Net realized and unrealized gain (loss)	7.03	0.32	(0.86)	1.66	2.61
Total from investment operations	$7.19	$0.62	$(0.44)	$1.96	$2.84
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.42)	$(0.32)	$(0.34)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.39)	$(0.52)	$(0.54)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$25.81	$19.01	$18.91	$19.89	$18.25
Total return (%) (r)(s)(t)(x)	38.00	3.04	(1.91)	10.78	18.42	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.12	0.11	0.13	0.12	(c)
Expenses after expense reductions (f)(h)	0.09	0.10	0.09	0.10	0.10	(c)
Net investment income (loss) (l)	0.71	1.56	2.21	1.56	1.39	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$17,850,569	$9,936,595	$7,848,998	$5,199,628	$4,166,366

19

MFS International Diversification Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.04	$17.99	$18.93	$17.39	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.12	$0.22	$0.06	$0.09	(c)
Net realized and unrealized gain (loss)	6.66	0.28	(0.81)	1.63	2.47
Total from investment operations	$6.59	$0.40	$(0.59)	$1.69	$2.56
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.23)	$(0.15)	$(0.18)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.35)	$(0.35)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$24.40	$18.04	$17.99	$18.93	$17.39
Total return (%) (r)(s)(t)(x)	36.61	2.04	(2.91)	9.70	17.29	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	1.12	1.11	1.12	1.12	(c)
Expenses after expense reductions (f)(h)	1.09	1.10	1.09	1.10	1.10	(c)
Net investment income (loss) (l)	(0.31)	0.67	1.23	0.33	0.58	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$10,359	$7,756	$8,625	$8,912	$8,716

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.49	$18.39	$19.34	$17.76	$15.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.19	$0.33	$0.16	$0.17	(c)
Net realized and unrealized gain (loss)	6.80	0.33	(0.84)	1.65	2.52
Total from investment operations	$6.86	$0.52	$(0.51)	$1.81	$2.69
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.20)	$(0.32)	$(0.23)	$(0.27)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.30)	$(0.42)	$(0.44)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$25.05	$18.49	$18.39	$19.34	$17.76
Total return (%) (r)(s)(t)(x)	37.21	2.60	(2.41)	10.20	17.82	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	0.62	0.61	0.62	0.62	(c)
Expenses after expense reductions (f)(h)	0.59	0.60	0.59	0.60	0.60	(c)
Net investment income (loss) (l)	0.26	1.02	1.75	0.84	1.07	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$74,611	$53,110	$61,929	$73,998	$72,991

20

MFS International Diversification Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.66	$18.57	$19.54	$17.95	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.24	$0.35	$0.21	$0.21	(c)
Net realized and unrealized gain (loss)	6.88	0.33	(0.82)	1.66	2.55
Total from investment operations	$6.99	$0.57	$(0.47)	$1.87	$2.76
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.38)	$(0.28)	$(0.30)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.48)	$(0.50)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$25.30	$18.66	$18.57	$19.54	$17.95
Total return (%) (r)(s)(t)(x)	37.61	2.83	(2.15)	10.44	18.19	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	0.38	0.36	0.38	0.37	(c)
Expenses after expense reductions (f)(h)	0.34	0.35	0.34	0.35	0.35	(c)
Net investment income (loss) (l)	0.49	1.25	1.86	1.09	1.32	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$1,318,182	$724,023	$523,367	$391,082	$289,853

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.95	$18.85	$19.82	$18.19	$15.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.32	$0.42	$0.26	$0.26	(c)
Net realized and unrealized gain (loss)	6.99	0.30	(0.85)	1.69	2.57
Total from investment operations	$7.17	$0.62	$(0.43)	$1.95	$2.83
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.30)	$(0.42)	$(0.32)	$(0.34)
From net realized gain	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$(0.40)	$(0.52)	$(0.54)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$25.72	$18.95	$18.85	$19.82	$18.19
Total return (%) (r)(s)(t)(x)	37.96	3.04	(1.89)	10.75	18.42	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.12	0.11	0.13	0.12	(c)
Expenses after expense reductions (f)(h)	0.09	0.10	0.09	0.10	0.10	(c)
Net investment income (loss) (l)	0.77	1.62	2.22	1.32	1.57	(c)
Portfolio turnover	9	6	1	1	3
Net assets at end of period (000 omitted)	$1,277,938	$721,937	$779,264	$948,409	$829,724

21

MFS International Diversification Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$19.03	$18.92	$19.90	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.32	$0.43	$0.02
Net realized and unrealized gain (loss)	7.03	0.33	(0.85)	1.12
Total from investment operations	$7.22	$0.65	$(0.42)	$1.14
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.32)	$(0.44)	$(0.33)
From net realized gain	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$(0.41)	$(0.54)	$(0.56)	$(0.33)
Net asset value, end of period (x)	$25.84	$19.03	$18.92	$19.90
Total return (%) (r)(s)(t)(x)	38.12	3.17	(1.82)	5.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	0.02	0.02	0.03	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (loss) (l)	0.81	1.65	2.25	0.13	(a)
Portfolio turnover	9	6	1	1	(n)
Net assets at end of period (000 omitted)	$13,046,306	$6,984,049	$4,526,554	$2,698,739

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS International Diversification Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones — If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird — If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II — IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS International Diversification Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                                                     Accounts that are not Eligible for Financial Intermediary Categories II — IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●           Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

A-3

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●         Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●         Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

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MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

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MFS International Diversification Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

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MFS International Diversification Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS International Diversification Fund

Financial Intermediary Category II

Eligible Accounts:                                                     Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

A-9

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

A-10

MFS International Diversification Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS International Diversification Fund

Financial Intermediary Category III

Eligible Accounts:                                                     Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS International Diversification Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS International Diversification Fund

Financial Intermediary Category IV

Eligible Accounts:                                                     Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS International Diversification Fund

Financial Intermediary Category V

Eligible Accounts:                                                     Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS International Diversification Fund

Financial Intermediary Category VI

Eligible Accounts:                                                     Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS International Diversification Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS International Diversification Fund

Financial Intermediary Category VII

Eligible Accounts:                                                     Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS International Diversification Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS International Diversification Fund

Financial Intermediary Category VIII

Eligible Accounts:                                                     Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS International Diversification Fund

Financial Intermediary Category IX

Eligible Accounts:                                                     Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS International Diversification Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS International Diversification Fund

Appendix B - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

B-1

MFS International Diversification Fund

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Large Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

B-2

MFS International Diversification Fund

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS’ custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

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MFS International Diversification Fund

MFS International Diversification Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS International Diversification Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® International Growth Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	MGRAX
Class B	MGRBX
Class C	MGRCX
Class I	MQGIX
Class R1	MGRRX
Class R2	MGRQX
Class R3	MGRTX
Class R4	MGRVX
Class R6	MGRDX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

FGF-PRO-092821

MFS International Growth Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 9 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.03%
Total Annual Fund Operating Expenses	1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.72%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

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MFS International Growth Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$679	$899	$1,136	$1,816
Class B Shares assuming[1]
redemption at end of period	$586	$876	$1,190	$1,951
no redemption at end of period	$186	$576	$990	$1,951
Class C Shares assuming[1]
redemption at end of period	$286	$576	$990	$1,951
no redemption at end of period	$186	$576	$990	$1,951
Class I Shares	$85	$265	$460	$1,025
Class R1 Shares	$186	$576	$990	$2,148
Class R2 Shares	$135	$421	$729	$1,601
Class R3 Shares	$110	$343	$595	$1,317
Class R4 Shares	$85	$265	$460	$1,025
Class R6 Shares	$74	$230	$401	$894

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

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MFS International Growth Fund

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 7.56%. During the period(s) shown in the bar chart, the highest quarterly return was 16.93% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.64)% (for the calendar quarter ended September 30, 2011).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	10.57%	11.39%	6.86%
C Shares	13.59%	11.65%	6.86%
I Shares	15.73%	12.77%	7.78%
R1 Shares	14.58%	11.64%	6.70%
R2 Shares	15.14%	12.21%	7.23%
R3 Shares	15.45%	12.49%	7.51%
R4 Shares	15.70%	12.77%	7.77%
R6 Shares	15.82%	12.88%	7.86%
A Shares	8.81%	11.17%	6.87%
Returns After Taxes on Distributions
A Shares	8.76%	10.80%	6.61%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	5.41%	8.90%	5.58%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI All Country World (ex-US) Growth Index (net div)	22.20%	11.97%	6.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Matthew Barrett	2015	Investment Officer of MFS
Kevin Dwan	2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

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MFS International Growth Fund

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases

Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural

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MFS International Growth Fund

disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may

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MFS International Growth Fund

increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.68% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.90% of the fund’s average daily net assets annually up to $1 billion, 0.80% of the fund’s average daily net assets annually in excess of $1 billion and up to $2 billion, 0.70% of the fund’s average daily net assets annually in excess of $2 billion and up to $5 billion, 0.65% of the fund’s average daily net assets annually in excess of $5 billion and up to $10 billion, 0.62% of the fund’s average daily net assets annually in excess of $10 billion and up to $20 billion, and 0.60% of the fund’s average daily net assets annually in excess of $20 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Matthew Barrett	Portfolio Manager	Employed in the investment area of MFS since 2000
Kevin Dwan	Portfolio Manager	Employed in the investment area of MFS since 2005

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a

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MFS International Growth Fund

Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating

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MFS International Growth Fund

the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

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MFS International Growth Fund

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or

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MFS International Growth Fund

no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

                        ●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

                        ●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

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MFS International Growth Fund

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

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MFS International Growth Fund

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund

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MFS International Growth Fund

that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund,

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MFS International Growth Fund

MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions

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MFS International Growth Fund

reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities. The fund generally will be eligible to elect to “pass through” to you foreign income taxes that it pays.  If the fund so elects, you must include your share of those taxes in gross income as a distribution from the fund and you will be allowed to claim a credit (or a deduction) for such amounts on your federal income tax return, subject to certain limitations. In addition, the fund’s investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing, amount, or character of the fund’s distributions.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS International Growth Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$33.66	$32.76	$34.20	$31.09	$26.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	$0.42	$0.37	$0.14	(c)
Net realized and unrealized gain (loss)	12.05	1.20	(0.73)	3.50	4.75
Total from investment operations	$12.27	$1.43	$(0.31)	$3.87	$4.89
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.35)	$(0.29)	$(0.23)	$(0.26)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.24)	$(0.53)	$(1.13)	$(0.76)	$(0.26)
Net asset value, end of period (x)	$45.69	$33.66	$32.76	$34.20	$31.09
Total return (%) (r)(s)(t)(x)	36.52	4.24	(0.64)	12.53	18.69	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.08	1.10	1.15	1.18	(c)
Expenses after expense reductions (f)	1.06	1.07	1.09	1.14	1.17	(c)
Net investment income (loss)	0.53	0.66	1.28	1.12	0.51	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$650,731	$546,391	$402,964	$360,401	$319,266

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18		5/31/17
Net asset value, beginning of period	$31.38	$30.67	$32.01	$29.15		$24.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.06)	$0.11	$0.07		$(0.01	)(c)
Net realized and unrealized gain (loss)	11.23	1.15	(0.61)	3.32		4.41
Total from investment operations	$11.14	$1.09	$(0.50)	$3.39		$4.40
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$—	$(0.00	)(w)	$(0.07)
From net realized gain	—	(0.18)	(0.84)	(0.53)		—
Total distributions declared to shareholders	$—	$(0.38)	$(0.84)	$(0.53)		$(0.07)
Net asset value, end of period (x)	$42.52	$31.38	$30.67	$32.01		$29.15
Total return (%) (r)(s)(t)(x)	35.50	3.44	(1.36)	11.68		17.79	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	1.83	1.85	1.90		1.93	(c)
Expenses after expense reductions (f)	1.81	1.82	1.84	1.89		1.92	(c)
Net investment income (loss)	(0.24)	(0.18)	0.35	0.23		(0.02	)(c)
Portfolio turnover	23	17	17	12		21
Net assets at end of period (000 omitted)	$2,439	$2,922	$4,599	$6,537		$7,799

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MFS International Growth Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.40	$29.76	$31.15	$28.43	$24.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.04)	$0.14	$0.09	$0.00	(c)(w)
Net realized and unrealized gain (loss)	10.87	1.10	(0.64)	3.21	4.30
Total from investment operations	$10.79	$1.06	$(0.50)	$3.30	$4.30
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.05)	$(0.05)	$(0.09)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.42)	$(0.89)	$(0.58)	$(0.09)
Net asset value, end of period (x)	$41.19	$30.40	$29.76	$31.15	$28.43
Total return (%) (r)(s)(t)(x)	35.49	3.46	(1.37)	11.67	17.81	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	1.83	1.85	1.90	1.93	(c)
Expenses after expense reductions (f)	1.81	1.82	1.84	1.89	1.92	(c)
Net investment income (loss)	(0.21)	(0.14)	0.48	0.30	0.01	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$41,907	$39,530	$42,015	$42,981	$38,985

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$37.75	$36.61	$38.08	$34.52	$29.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.34	$0.60	$0.50	$0.34	(c)
Net realized and unrealized gain (loss)	13.49	1.35	(0.86)	3.90	5.16
Total from investment operations	$13.88	$1.69	$(0.26)	$4.40	$5.50
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.37)	$(0.37)	$(0.31)	$(0.34)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.31)	$(0.55)	$(1.21)	$(0.84)	$(0.34)
Net asset value, end of period (x)	$51.32	$37.75	$36.61	$38.08	$34.52
Total return (%) (r)(s)(t)(x)	36.85	4.51	(0.41)	12.84	18.97	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.83	0.85	0.90	0.93	(c)
Expenses after expense reductions (f)	0.82	0.82	0.84	0.89	0.92	(c)
Net investment income (loss)	0.84	0.89	1.63	1.35	1.12	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$3,722,298	$2,457,330	$1,974,109	$1,371,442	$1,497,306

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MFS International Growth Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$29.72	$29.12	$30.57	$27.93	$23.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.03)	$0.18	$0.14	$0.02	(c)
Net realized and unrealized gain (loss)	10.62	1.07	(0.68)	3.11	4.19
Total from investment operations	$10.56	$1.04	$(0.50)	$3.25	$4.21
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.26)	$(0.11)	$(0.08)	$(0.15)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.05)	$(0.44)	$(0.95)	$(0.61)	$(0.15)
Net asset value, end of period (x)	$40.23	$29.72	$29.12	$30.57	$27.93
Total return (%) (r)(s)(t)(x)	35.53	3.45	(1.39)	11.69	17.77	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	1.83	1.85	1.90	1.93	(c)
Expenses after expense reductions (f)	1.81	1.82	1.84	1.89	1.92	(c)
Net investment income (loss)	(0.17)	(0.11)	0.61	0.47	0.08	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$7,424	$4,890	$4,266	$3,663	$2,496

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.63	$29.92	$31.31	$28.54	$24.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.28	$0.25	$0.14	(c)
Net realized and unrealized gain (loss)	10.97	1.07	(0.64)	3.23	4.29
Total from investment operations	$11.07	$1.22	$(0.36)	$3.48	$4.43
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.33)	$(0.19)	$(0.18)	$(0.21)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.19)	$(0.51)	$(1.03)	$(0.71)	$(0.21)
Net asset value, end of period (x)	$41.51	$30.63	$29.92	$31.31	$28.54
Total return (%) (r)(s)(t)(x)	36.20	3.95	(0.89)	12.27	18.39	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	1.33	1.35	1.40	1.43	(c)
Expenses after expense reductions (f)	1.31	1.32	1.34	1.39	1.42	(c)
Net investment income (loss)	0.28	0.48	0.92	0.83	0.56	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$40,886	$34,149	$18,890	$23,650	$22,245

19

MFS International Growth Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$33.38	$32.51	$33.96	$30.89	$26.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.23	$0.48	$0.36	$0.20	(c)
Net realized and unrealized gain (loss)	11.94	1.18	(0.79)	3.48	4.66
Total from investment operations	$12.17	$1.41	$(0.31)	$3.84	$4.86
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.36)	$(0.30)	$(0.24)	$(0.26)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.25)	$(0.54)	$(1.14)	$(0.77)	$(0.26)
Net asset value, end of period (x)	$45.30	$33.38	$32.51	$33.96	$30.89
Total return (%) (r)(s)(t)(x)	36.55	4.22	(0.63)	12.52	18.67	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.08	1.10	1.15	1.18	(c)
Expenses after expense reductions (f)	1.06	1.07	1.09	1.14	1.17	(c)
Net investment income (loss)	0.58	0.69	1.47	1.09	0.72	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$182,926	$124,732	$59,575	$30,465	$26,234

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$33.79	$32.83	$34.28	$31.17	$26.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.31	$0.53	$0.45	$0.26	(c)
Net realized and unrealized gain (loss)	12.12	1.20	(0.76)	3.52	4.71
Total from investment operations	$12.43	$1.51	$(0.23)	$3.97	$4.97
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.37)	$(0.38)	$(0.33)	$(0.32)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.31)	$(0.55)	$(1.22)	$(0.86)	$(0.32)
Net asset value, end of period (x)	$45.91	$33.79	$32.83	$34.28	$31.17
Total return (%) (r)(s)(t)(x)	36.87	4.48	(0.40)	12.81	18.97	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.83	0.85	0.90	0.93	(c)
Expenses after expense reductions (f)	0.81	0.82	0.84	0.89	0.92	(c)
Net investment income (loss)	0.77	0.91	1.60	1.36	0.97	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$273,949	$262,925	$209,454	$167,066	$124,580

20

MFS International Growth Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$33.80	$32.81	$34.27	$31.15	$26.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.34	$0.56	$0.51	$0.34	(c)
Net realized and unrealized gain (loss)	12.08	1.21	(0.78)	3.49	4.65
Total from investment operations	$12.47	$1.55	$(0.22)	$4.00	$4.99
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.38)	$(0.40)	$(0.35)	$(0.38)
From net realized gain	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$(0.34)	$(0.56)	$(1.24)	$(0.88)	$(0.38)
Net asset value, end of period (x)	$45.93	$33.80	$32.81	$34.27	$31.15
Total return (%) (r)(s)(t)(x)	37.00	4.60	(0.34)	12.95	19.08	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.74	0.77	0.80	0.82	(c)
Expenses after expense reductions (f)	0.71	0.73	0.76	0.79	0.81	(c)
Net investment income (loss)	0.96	1.00	1.69	1.53	1.22	(c)
Portfolio turnover	23	17	17	12	21
Net assets at end of period (000 omitted)	$9,597,724	$7,506,854	$6,016,478	$4,347,824	$2,717,276

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS International Growth Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS International Growth Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS International Growth Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS International Growth Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS International Growth Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√

A-8

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS International Growth Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS International Growth Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS International Growth Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS International Growth Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS International Growth Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS International Growth Fund

Financial Intermediary Category VI

Eligible Accounts:                 Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS International Growth Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS International Growth Fund

Financial Intermediary Category VII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS International Growth Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS International Growth Fund

Financial Intermediary Category VIII

Eligible Accounts:                 Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS International Growth Fund

Financial Intermediary Category IX

Eligible Accounts:                 Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS International Growth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS International Growth Fund

MFS International Growth Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS International Growth Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® International Intrinsic Value Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	MGIAX
Class B	MGIBX
Class C	MGICX
Class I	MINIX
Class R1	MINRX
Class R2	MINFX
Class R3	MINGX
Class R4	MINHX
Class R6	MINJX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

FGI-PRO-092821

MFS International Intrinsic Value Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.02%
Total Annual Fund Operating Expenses	0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.62%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

2

MFS International Intrinsic Value Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$668	$866	$1,080	$1,696
Class B Shares assuming[1]
redemption at end of period	$575	$842	$1,133	$1,831
no redemption at end of period	$175	$542	$933	$1,831
Class C Shares assuming[1]
redemption at end of period	$275	$542	$933	$1,831
no redemption at end of period	$175	$542	$933	$1,831
Class I Shares	$74	$230	$401	$894
Class R1 Shares	$175	$542	$933	$2,030
Class R2 Shares	$124	$387	$670	$1,477
Class R3 Shares	$99	$309	$536	$1,190
Class R4 Shares	$74	$230	$401	$894
Class R6 Shares	$63	$199	$346	$774

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change

3

MFS International Intrinsic Value Fund

the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was 4.78%. During the period(s) shown in the bar chart, the highest quarterly return was 16.58% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (13.52)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	15.25%	11.44%	10.24%
C Shares	18.25%	11.70%	10.24%
I Shares	20.44%	12.82%	11.18%
R1 Shares	19.23%	11.69%	10.08%
R2 Shares	19.85%	12.26%	10.63%
R3 Shares	20.15%	12.54%	10.91%
R4 Shares	20.44%	12.82%	11.18%
R6 Shares	20.56%	12.93%	11.26%
A Shares	13.24%	11.21%	10.25%
Returns After Taxes on Distributions
A Shares	11.92%	10.41%	9.63%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	8.86%	8.89%	8.41%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	7.82%	7.45%	5.51%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)	(2.63)%	4.20%	3.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the

4

MFS International Intrinsic Value Fund

returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Pablo de la Mata	2014	Investment Officer of MFS
Philip Evans	2020	Investment Officer of MFS
Benjamin Stone	2008	Investment Officer of MFS

Effective April 15, 2022, Pablo de la Mata will no longer be a portfolio manager of the fund.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Effective at the close of business on May 29, 2015, the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of June 15, 2018, can continue to make additional purchases and reinvest distributions in the fund in any account open as of June 15, 2018.  Shareholders of the fund as of June 15, 2018, may also: 1) exercise their one-time Reinstatement Privilege (described in Appendix A of this prospectus) to reinvest in shares of the fund within 90 days of a redemption of fund shares; and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of June 15, 2018.

In addition, as of June 15, 2018, shares of the fund may be purchased by the following investors:

1)             Retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans if the fund was offered or selected as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) as of October 16, 2017;

2)             Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended, if the fund was offered as an investment option by such program on May 29, 2015;

3)             Accounts maintained by a registered broker-dealer on its books for which investment decisions are determined by the registered broker-dealer’s home office discretionary model portfolios that are controlled by a centralized group responsible for creating such model portfolios and that included the fund as of June 15, 2018 (approved and recommended fund lists are not included within this exception); and

4)             Investors approved by the fund, the fund’s investment adviser, and the fund’s distributor.

The fund reserves the right to modify or limit the above exceptions, or re-open the fund at any time without prior notice.

Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS’ ability to monitor financial intermediaries’ enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS’ ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher

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MFS International Intrinsic Value Fund

relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Principal Investment Types

The principal investment types in which the fund may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency

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MFS International Intrinsic Value Fund

exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

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MFS International Intrinsic Value Fund

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.59% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.90% of the fund’s average daily net assets annually up to $1 billion; 0.80% of the fund’s average daily net assets annually in excess of $1 billion and up to $2 billion; 0.70% of the fund’s average daily net assets annually in excess of $2 billion and up to $10 billion; 0.65% of the fund’s average daily net assets annually in excess of $10 billion and up to $15 billion; 0.55% of the fund’s average daily net assets annually in excess of $15 billion and up to $20 billion; 0.50% of the fund’s average daily net assets annually in excess of $20 billion and up to $25 billion; 0.45% of the fund’s average daily net assets annually in excess of $25 billion and up to $30 billion; 0.43% of the fund’s average daily net assets annually in excess of $30 billion and up to $35 billion; and 0.41% of the fund’s average daily net assets annually in excess of $35 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pablo de la Mata	Portfolio Manager	Employed in the investment area of MFS since 2008
Philip Evans	Portfolio Manager	Employed in the investment area of MFS since 2011
Benjamin Stone	Portfolio Manager	Employed in the investment area of MFS since 2005

Effective April 15, 2022, Pablo de la Mata will no longer be a portfolio manager of the fund.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

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MFS International Intrinsic Value Fund

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Effective at the close of business on May 29, 2015, the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of June 15, 2018, can continue to make additional purchases and reinvest distributions in the fund in any account open as of June 15, 2018.  Shareholders of the fund as of June 15, 2018, may also: 1) exercise their one-time Reinstatement Privilege (described in Appendix A of this prospectus) to reinvest in shares of the fund within 90 days of a redemption of fund shares; and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of June 15, 2018.

In addition, as of June 15, 2018, shares of the fund may be purchased by the following investors:

1)             Retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans if the fund was offered or selected as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) as of October 16, 2017;

2)             Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended, if the fund was offered as an investment option by such program on May 29, 2015;

3)             Accounts maintained by a registered broker-dealer on its books for which investment decisions are determined by the registered broker-dealer’s home office discretionary model portfolios that are controlled by a centralized group responsible for creating such model portfolios and that included the fund as of June 15, 2018 (approved and recommended fund lists are not included within this exception); and

4)             Investors approved by the fund, the fund’s investment adviser, and the fund’s distributor.

The fund reserves the right to modify or limit the above exceptions, or re-open the fund at any time without prior notice.

Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS’ ability to monitor financial intermediaries’ enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS’ ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

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MFS International Intrinsic Value Fund

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS International Intrinsic Value Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

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MFS International Intrinsic Value Fund

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Effective at the close of business on May 29, 2015, the fund was closed to new investors subject to certain exceptions.  Shareholders of the fund as of June 15, 2018, can continue to make additional purchases and reinvest distributions in the fund in any account open as of June 15, 2018.  Shareholders of the fund as of June 15, 2018, may also: 1) exercise their one-time Reinstatement Privilege (described in Appendix A of this prospectus) to reinvest in shares of the fund within 90 days of a redemption of fund shares; and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of June 15, 2018.

In addition, as of June 15, 2018, shares of the fund may be purchased by the following investors:

1)             Retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans if the

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MFS International Intrinsic Value Fund

fund was offered or selected as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) as of October 16, 2017;

2)             Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended, if the fund was offered as an investment option by such program on May 29, 2015;

3)             Accounts maintained by a registered broker-dealer on its books for which investment decisions are determined by the registered broker-dealer’s home office discretionary model portfolios that are controlled by a centralized group responsible for creating such model portfolios and that included the fund as of June 15, 2018 (approved and recommended fund lists are not included within this exception); and

4)             Investors approved by the fund, the fund’s investment adviser, and the fund’s distributor.

The fund reserves the right to modify or limit the above exceptions, or re-open the fund at any time without prior notice.

Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS’ ability to monitor financial intermediaries’ enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS’ ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check,

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MFS International Intrinsic Value Fund

Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

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MFS International Intrinsic Value Fund

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

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MFS International Intrinsic Value Fund

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

16

MFS International Intrinsic Value Fund

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is

17

MFS International Intrinsic Value Fund

deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities. The fund generally will be eligible to elect to “pass through” to you foreign income taxes that it pays.  If the fund so elects, you must include your share of those taxes in gross income as a distribution from the fund and you will be allowed to claim a credit (or a deduction) for such amounts on your federal income tax return, subject to certain limitations. In addition, the fund’s investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing, amount, or character of the fund’s distributions.

The fund’s investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders.  The fund’s investments in certain derivatives may cause the fund to recognize income in excess of the cash generated by such instruments.  Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

18

MFS International Intrinsic Value Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$44.47	$42.09	$42.91	$40.88	$35.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.21	$0.39	$0.43	$0.30	(c)
Net realized and unrealized gain (loss)	11.78	3.93	0.45	2.67	5.62
Total from investment operations	$12.10	$4.14	$0.84	$3.10	$5.92
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.37)	$(0.51)	$(0.61)	$(0.53)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.74)	$(1.76)	$(1.66)	$(1.07)	$(0.57)
Net asset value, end of period (x)	$53.83	$44.47	$42.09	$42.91	$40.88
Total return (%) (r)(s)(t)(x)	27.66	9.84	2.29	7.60	16.94	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.99	0.99	0.98	1.04	(c)
Expenses after expense reductions (f)	0.96	0.98	0.98	0.97	1.00	(c)
Net investment income (loss)	0.63	0.48	0.93	1.02	0.82	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$3,046,287	$2,651,120	$2,959,958	$3,594,359	$3,927,507

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$42.18	$39.99	$40.80	$38.94	$33.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.12)	$0.06	$0.11	$0.09	(c)
Net realized and unrealized gain (loss)	11.19	3.72	0.46	2.53	5.29
Total from investment operations	$11.11	$3.60	$0.52	$2.64	$5.38
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.18)	$(0.32)	$(0.26)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.53)	$(1.41)	$(1.33)	$(0.78)	$(0.30)
Net asset value, end of period (x)	$50.76	$42.18	$39.99	$40.80	$38.94
Total return (%) (r)(s)(t)(x)	26.75	8.99	1.53	6.79	16.05	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.74	1.74	1.73	1.79	(c)
Expenses after expense reductions (f)	1.71	1.73	1.73	1.72	1.75	(c)
Net investment income (loss)	(0.16)	(0.29)	0.16	0.27	0.27	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$19,911	$25,231	$35,571	$46,522	$52,439

19

MFS International Intrinsic Value Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$40.04	$38.05	$38.91	$37.19	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.11)	$0.07	$0.11	$0.09	(c)
Net realized and unrealized gain (loss)	10.62	3.54	0.42	2.40	5.06
Total from investment operations	$10.53	$3.43	$0.49	$2.51	$5.15
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.20)	$(0.33)	$(0.28)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.53)	$(1.44)	$(1.35)	$(0.79)	$(0.32)
Net asset value, end of period (x)	$48.04	$40.04	$38.05	$38.91	$37.19
Total return (%) (r)(s)(t)(x)	26.73	9.00	1.53	6.77	16.07	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.74	1.74	1.73	1.79	(c)
Expenses after expense reductions (f)	1.71	1.73	1.73	1.72	1.75	(c)
Net investment income (loss)	(0.19)	(0.27)	0.17	0.28	0.26	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$264,432	$395,411	$496,745	$627,662	$719,227

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$46.83	$44.24	$45.02	$42.85	$37.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.34	$0.53	$0.58	$0.53	(c)
Net realized and unrealized gain (loss)	12.44	4.13	0.47	2.77	5.77
Total from investment operations	$12.91	$4.47	$1.00	$3.35	$6.30
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.49)	$(0.63)	$(0.72)	$(0.63)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.87)	$(1.88)	$(1.78)	$(1.18)	$(0.67)
Net asset value, end of period (x)	$56.87	$46.83	$44.24	$45.02	$42.85
Total return (%) (r)(s)(t)(x)	28.01	10.10	2.56	7.85	17.25	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.74	0.74	0.73	0.79	(c)
Expenses after expense reductions (f)	0.71	0.73	0.73	0.72	0.75	(c)
Net investment income (loss)	0.89	0.74	1.22	1.30	1.39	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$12,285,870	$10,468,862	$10,871,918	$11,680,254	$14,934,283

20

MFS International Intrinsic Value Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$40.54	$38.51	$39.39	$37.64	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.10)	$0.08	$0.12	$0.10	(c)
Net realized and unrealized gain (loss)	10.72	3.58	0.41	2.43	5.11
Total from investment operations	$10.66	$3.48	$0.49	$2.55	$5.21
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.22)	$(0.34)	$(0.30)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.53)	$(1.45)	$(1.37)	$(0.80)	$(0.34)
Net asset value, end of period (x)	$48.67	$40.54	$38.51	$39.39	$37.64
Total return (%) (r)(s)(t)(x)	26.72	9.01	1.52	6.79	16.08	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	1.74	1.73	1.73	1.79	(c)
Expenses after expense reductions (f)	1.71	1.73	1.73	1.72	1.75	(c)
Net investment income (loss)	(0.12)	(0.25)	0.20	0.31	0.29	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$11,648	$9,836	$11,321	$12,943	$12,813

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.36	$39.25	$40.13	$38.32	$33.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.09	$0.27	$0.29	$0.29	(c)
Net realized and unrealized gain (loss)	10.95	3.67	0.41	2.51	5.17
Total from investment operations	$11.13	$3.76	$0.68	$2.80	$5.46
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.26)	$(0.41)	$(0.53)	$(0.46)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.62)	$(1.65)	$(1.56)	$(0.99)	$(0.50)
Net asset value, end of period (x)	$49.87	$41.36	$39.25	$40.13	$38.32
Total return (%) (r)(s)(t)(x)	27.36	9.56	2.02	7.34	16.62	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	1.24	1.24	1.23	1.29	(c)
Expenses after expense reductions (f)	1.21	1.23	1.23	1.22	1.25	(c)
Net investment income (loss)	0.38	0.23	0.69	0.74	0.83	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$224,998	$219,474	$295,690	$358,138	$429,776

21

MFS International Intrinsic Value Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$44.11	$41.78	$42.62	$40.63	$35.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.21	$0.40	$0.45	$0.39	(c)
Net realized and unrealized gain (loss)	11.70	3.89	0.43	2.63	5.49
Total from investment operations	$12.01	$4.10	$0.83	$3.08	$5.88
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.38)	$(0.52)	$(0.63)	$(0.55)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.74)	$(1.77)	$(1.67)	$(1.09)	$(0.59)
Net asset value, end of period (x)	$53.38	$44.11	$41.78	$42.62	$40.63
Total return (%) (r)(s)(t)(x)	27.68	9.81	2.28	7.61	16.93	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.99	0.99	0.98	1.04	(c)
Expenses after expense reductions (f)	0.96	0.98	0.98	0.97	1.00	(c)
Net investment income (loss)	0.62	0.49	0.97	1.06	1.08	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$1,383,344	$1,320,257	$1,353,427	$1,450,342	$1,406,181

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$44.58	$42.20	$43.03	$41.01	$35.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.33	$0.51	$0.55	$0.49	(c)
Net realized and unrealized gain (loss)	11.82	3.93	0.44	2.66	5.53
Total from investment operations	$12.27	$4.26	$0.95	$3.21	$6.02
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.49)	$(0.63)	$(0.73)	$(0.63)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.87)	$(1.88)	$(1.78)	$(1.19)	$(0.67)
Net asset value, end of period (x)	$53.98	$44.58	$42.20	$43.03	$41.01
Total return (%) (r)(s)(t)(x)	27.99	10.09	2.56	7.85	17.23	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.74	0.74	0.73	0.79	(c)
Expenses after expense reductions (f)	0.71	0.73	0.73	0.72	0.75	(c)
Net investment income (loss)	0.88	0.75	1.22	1.30	1.32	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$1,183,942	$1,019,909	$1,048,956	$1,157,723	$1,134,929

22

MFS International Intrinsic Value Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$44.63	$42.24	$43.09	$41.06	$35.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.37	$0.56	$0.62	$0.55	(c)
Net realized and unrealized gain (loss)	11.84	3.94	0.42	2.64	5.52
Total from investment operations	$12.35	$4.31	$0.98	$3.26	$6.07
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.53)	$(0.68)	$(0.77)	$(0.67)
From net realized gain	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$(2.92)	$(1.92)	$(1.83)	$(1.23)	$(0.71)
Net asset value, end of period (x)	$54.06	$44.63	$42.24	$43.09	$41.06
Total return (%) (r)(s)(t)(x)	28.15	10.21	2.64	7.97	17.37	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.63	0.63	0.63	0.69	(c)
Expenses after expense reductions (f)	0.61	0.62	0.62	0.62	0.65	(c)
Net investment income (loss)	1.01	0.85	1.34	1.46	1.49	(c)
Portfolio turnover	7	7	6	14	7
Net assets at end of period (000 omitted)	$13,585,886	$11,561,818	$10,706,826	$10,625,510	$4,751,104

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

23

MFS International Intrinsic Value Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS International Intrinsic Value Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:  Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS International Intrinsic Value Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS International Intrinsic Value Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS International Intrinsic Value Fund

Financial Intermediary Category II

Eligible Accounts:       Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

A-9

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

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MFS International Intrinsic Value Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS International Intrinsic Value Fund

Financial Intermediary Category III

Eligible Accounts:       Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

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MFS International Intrinsic Value Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS International Intrinsic Value Fund

Financial Intermediary Category IV

Eligible Accounts:       Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS International Intrinsic Value Fund

Financial Intermediary Category V

Eligible Accounts:	Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS International Intrinsic Value Fund

Financial Intermediary Category VI

Eligible Accounts:	Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS International Intrinsic Value Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS International Intrinsic Value Fund

Financial Intermediary Category VII

Eligible Accounts:	Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS International Intrinsic Value Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS International Intrinsic Value Fund

Financial Intermediary Category VIII

Eligible Accounts:	Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS International Intrinsic Value Fund

Financial Intermediary Category IX

Eligible Accounts:	Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS International Intrinsic Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS International Intrinsic Value Fund

MFS International Intrinsic Value Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS International Intrinsic Value Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® International Large Cap Value Fund

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Class A	MKVBX
Class C	MKVCX
Class I	MKVIX
Class R1	MKVDX
Class R2	MKVEX
Class R3	MKVFX
Class R4	MKVGX
Class R6	MKVHX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 MKV-PRO-092821

MFS International Large Cap Value Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 8 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	C	I	R1	R2	R3	R4	R6
Management Fee	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.05%
Total Annual Fund Operating Expenses	1.04%	1.79%	0.79%	1.79%	1.29%	1.04%	0.79%	0.78%
Fee Reductions and/or Expense Reimbursements[1]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.96% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.71% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.71% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.21% of the class’ average daily net assets annually for Class R2 shares, and 0.67% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

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MFS International Large Cap Value Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$667	$879	$1,109	$1,766
Class C Shares assuming[1]
redemption at end of period	$274	$556	$962	$1,901
no redemption at end of period	$174	$556	$962	$1,901
Class I Shares	$73	$244	$431	$970
Class R1 Shares	$174	$556	$962	$2,099
Class R2 Shares	$123	$401	$700	$1,549
Class R3 Shares	$98	$323	$566	$1,264
Class R4 Shares	$73	$244	$431	$970
Class R6 Shares	$68	$238	$422	$956

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  For the period from the fund’s commencement of operations on June 30, 2020, to the fund’s fiscal year end of May 31, 2021, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or

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MFS International Large Cap Value Fund

investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.  Performance Information reflecting the fund’s performance since it commenced operations is available online at mfs.com or by calling 1-800-225-2606.  The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Steven Gorham	2020	Investment Officer of MFS
David Shindler	2020	Co-Chief Investment Officer-Equity-Europe of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

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MFS International Large Cap Value Fund

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

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MFS International Large Cap Value Fund

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually up to $2.5 billion; 0.70% of the fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.65% of the fund’s average daily net assets annually in excess of $5 billion and up to $10 billion; 0.62% of the fund’s average daily net assets annually in excess of $10 billion and up to $20 billion; and 0.60% of the fund’s average daily net assets annually in excess of $20 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period from June 30, 2020, to May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.96% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.71% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.71% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.21% of the class’ average daily net assets annually for Class R2 shares, and 0.67% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board

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MFS International Large Cap Value Fund

of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Steven Gorham	Portfolio Manager	Employed in the investment area of MFS since 1992
David Shindler	Portfolio Manager	Employed in the investment area of MFS since 2006

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class C shares have been converted to Class I

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MFS International Large Cap Value Fund

shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS International Large Cap Value Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on

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MFS International Large Cap Value Fund

criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. A purchase of shares by an MFS fund is treated as received by the fund when the MFS fund receives the purchase order in proper form to be allocated to the fund. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Class A and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $999,999 for Class C share purchases, you will not be able to purchase Class C shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class C shares that would otherwise exceed the total account value limitation of $999,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

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MFS International Large Cap Value Fund

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. A redemption of shares by an MFS fund is treated as received by the fund when the MFS fund receives the redemption order in proper form to be allocated to the fund.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check, Automated Clearing House, and for payment to MFS funds.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6

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MFS International Large Cap Value Fund

shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term

12

MFS International Large Cap Value Fund

traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by another MFS fund that invests in the fund, a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of

13

MFS International Large Cap Value Fund

frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

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MFS International Large Cap Value Fund

Distribution Options

The following distribution options are generally available for Class A, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities. The fund generally will be eligible to elect to “pass through” to you foreign income taxes that it pays.  If the fund so elects, you must include your share of those taxes in gross income as a distribution from the fund and you will be allowed to claim a credit (or a deduction) for such amounts on your federal income tax return, subject to certain limitations. In addition, the fund’s investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing, amount, or character of the fund’s distributions.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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MFS International Large Cap Value Fund

Additional Information on Fees and Expenses

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

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MFS International Large Cap Value Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29
Net realized and unrealized gain (loss)	3.42
Total from investment operations	$3.71
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.05)
Net asset value, end of period (x)	$13.66
Total return (%) (r)(s)(t)(x)	37.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)
Expenses after expense reductions (f)	0.93	(a)
Net investment income (loss)	2.61	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$1,187

Class C

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16
Net realized and unrealized gain (loss)	3.45
Total from investment operations	$3.61
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.00	)(w)
Net asset value, end of period (x)	$13.61
Total return (%) (r)(s)(t)(x)	36.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)
Expenses after expense reductions (f)	1.68	(a)
Net investment income (loss)	1.49	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$636

17

MFS International Large Cap Value Fund

Class I

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31
Net realized and unrealized gain (loss)	3.44
Total from investment operations	$3.75
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$13.69
Total return (%) (r)(s)(t)(x)	37.58	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)
Expenses after expense reductions (f)	0.68	(a)
Net investment income (loss)	2.82	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$2,775

Class R1

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09
Net realized and unrealized gain (loss)	3.52
Total from investment operations	$3.61
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.00	)(w)
Net asset value, end of period (x)	$13.61
Total return (%) (r)(s)(t)(x)	36.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)
Expenses after expense reductions (f)	1.68	(a)
Net investment income (loss)	0.85	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$91

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MFS International Large Cap Value Fund

Class R2

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14
Net realized and unrealized gain (loss)	3.52
Total from investment operations	$3.66
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.00	)(w)
Net asset value, end of period (x)	$13.66
Total return (%) (r)(s)(t)(x)	36.63	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)
Expenses after expense reductions (f)	1.18	(a)
Net investment income (loss)	1.36	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$92

Class R3

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17
Net realized and unrealized gain (loss)	3.54
Total from investment operations	$3.71
Less distributions declared to shareholders
From net investment income	$(0.03)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.03)
Net asset value, end of period (x)	$13.68
Total return (%) (r)(s)(t)(x)	37.15	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)
Expenses after expense reductions (f)	0.93	(a)
Net investment income (loss)	1.61	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$92

19

MFS International Large Cap Value Fund

Class R4

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19
Net realized and unrealized gain (loss)	3.57
Total from investment operations	$3.76
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$13.70
Total return (%) (r)(s)(t)(x)	37.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)
Expenses after expense reductions (f)	0.68	(a)
Net investment income (loss)	1.86	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$92

Class R6

	Year ended
	5/31/21(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30
Net realized and unrealized gain (loss)	3.44
Total from investment operations	$3.74
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain	(0.00	)(w)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$13.68
Total return (%) (r)(s)(t)(x)	37.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)
Expenses after expense reductions (f)	0.67	(a)
Net investment income (loss)	2.74	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$5,800,471

(a)              Annualized.

(c)               For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.

(d)              Per share data is based on average shares outstanding.

(f)                Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)              Not annualized.

(r)                 Certain expenses have been reduced without which performance would have been lower.

(s)                From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)                 Total returns do not include any applicable sales charges.

(w)            Per share amount was less than $0.01.

(x)              The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

20

MFS International Large Cap Value Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS International Large Cap Value Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21.  For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●          Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●          Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●          Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS International Large Cap Value Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS International Large Cap Value Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS International Large Cap Value Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

A-8

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

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MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

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MFS International Large Cap Value Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS International Large Cap Value Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

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MFS International Large Cap Value Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS International Large Cap Value Fund

Financial Intermediary Category IV

Eligible Accounts:                                                     Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS International Large Cap Value Fund

Financial Intermediary Category V

Eligible Accounts:                                                     Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS International Large Cap Value Fund

Financial Intermediary Category VI

Eligible Accounts:                                                     Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS International Large Cap Value Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS International Large Cap Value Fund

Financial Intermediary Category VII

Eligible Accounts:                                                     Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS International Large Cap Value Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS International Large Cap Value Fund

Financial Intermediary Category VIII

Eligible Accounts:                                                     Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS International Large Cap Value Fund

Financial Intermediary Category IX

Eligible Accounts:                                                     Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS International Large Cap Value Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS International Large Cap Value Fund

MFS International Large Cap Value Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS International Large Cap Value Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Managed Wealth Fund

The investment objective of the fund is to seek total return.

CLASS	TICKER SYMBOL
Class A	MNWAX
Class B	MNWBX
Class C	MNWCX
Class I	MNWIX
Class R1	MNWRX
Class R2	MNWSX
Class R3	MNWTX
Class R4	MNWUX
Class R6	MNWZX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MGW-PRO-092821

MFS Managed Wealth Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.24%
Acquired (Underlying) Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.08%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

2

MFS Managed Wealth Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares assuming[1]
redemption at end of period	$618	$973	$1,354	$2,292
no redemption at end of period	$218	$673	$1,154	$2,292
Class C Shares assuming[1]
redemption at end of period	$318	$673	$1,154	$2,292
no redemption at end of period	$218	$673	$1,154	$2,292
Class I Shares	$117	$365	$633	$1,398
Class R1 Shares	$218	$673	$1,154	$2,483
Class R2 Shares	$168	$520	$897	$1,955
Class R3 Shares	$143	$443	$766	$1,680
Class R4 Shares	$117	$365	$633	$1,398
Class R6 Shares	$110	$343	$595	$1,317

1                 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments).  In addition, MFS may use derivatives to seek to limit the fund’s exposure to certain extreme market events.

Derivatives include futures, forward contracts, options, and swaps.

It is expected that the fund will generally have lower volatility than that of the overall equity market.

A committee of portfolio managers is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.

Strategic Fund Allocation:  The underlying funds are selected by the committee of portfolio managers based on underlying fund classifications, historical risk, performance, and other factors.  MFS expects the fund’s target allocation to be equally weighted among the following underlying funds: MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund.

A portion of the fund’s assets (approximately 10%-15%) will typically be held in cash due to asset coverage and collateral requirements for the fund’s investments in derivatives, purchase and redemption activity, and other short term cash needs.

Tactical Asset Allocation Overlay:  MFS implements the tactical asset allocation overlay primarily through the use of derivative instruments based on the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets.  In seeking to reduce the fund’s volatility, MFS decreases the fund’s exposure to the equity and/or currency markets represented by the underlying funds.  In addition, MFS may expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments or small cap equity securities) when the committee of portfolio managers believes such asset classes or markets are relatively attractive.

After taking into account the tactical asset allocation overlay, the fund’s total market exposure will normally be between 10% and 90% of the fund’s assets.  (The fund’s total market exposure includes the fund’s exposure to the equity market through investment in the underlying funds and exposure to any other markets through the tactical overlay.)  When the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets is neutral, the fund’s exposure to the equity market is expected to be approximately 50% of the fund’s assets.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS’ tactical asset allocation process for the fund will typically make extensive use of derivatives.

In light of the fund’s principal investment strategies described above, MFS believes it is reasonable to measure the fund’s performance (net of fund expenses) over a full market cycle relative to the performance of (i) the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4% and (ii) the Standard & Poor’s 500 Stock Index. MFS does not seek to achieve a specific rate of return in managing the fund and there is no assurance that the fund will outperform the ICE BofA 0-3 Month U.S. Treasury Bill Index or the Standard & Poor’s 500 Stock Index over the long term or for any year or period of years.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Strategy Risk:  The fund’s strategy to reduce its exposure to the equity and/or currency markets represented by the underlying funds and to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure may not produce the intended results.  There is no assurance that the fund will be less volatile than the overall equity market over the long term or for any year or period of years.  In

3

MFS Managed Wealth Fund

addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case

4

MFS Managed Wealth Fund

may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2021, was (0.26)%. During the period(s) shown in the bar chart, the highest quarterly return was 3.97% (for the calendar quarter ended March 31, 2019) and the lowest quarterly return was (2.07)% (for the calendar quarter ended September 30, 2015).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 6-27-2014)
Returns Before Taxes
B Shares	(1.98)%	2.47%	2.20%
C Shares	1.02%	2.84%	2.21%
I Shares	3.10%	3.88%	3.23%
R1 Shares	2.02%	2.83%	2.20%
R2 Shares	2.61%	3.36%	2.73%
R3 Shares	2.77%	3.60%	2.97%
R4 Shares	3.07%	3.87%	3.23%
R6 Shares	3.12%	3.90%	3.25%
A Shares	(3.07)%	2.52%	2.18%
Returns After Taxes on Distributions
A Shares	(3.10)%	2.30%	1.95%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(1.79)%	1.92%	1.66%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
ICE BofA 0-3 Month U.S. Treasury Bill Index	0.54%	1.13%	0.87%
Standard & Poor’s 500 Stock Index	18.40%	15.22%	12.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Robert Almeida	2014	Investment Officer of MFS
William Adams	2014	Chief Investment Officer - Global Fixed Income of MFS
Mike Roberge	2014	Director, Chairman, and Chief Executive Officer of MFS
Barnaby Wiener	2014	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail

5

MFS Managed Wealth Fund

([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments).  In addition, MFS may use derivatives to seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund generally will have lower volatility than that of the overall equity market.

A committee of portfolio managers is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.

Strategic Fund Allocation:  The underlying funds are selected by the committee of portfolio managers based on underlying fund classifications, historical risk, performance, and other factors.  MFS expects the fund’s target allocation to be equally weighted among the following underlying funds: MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund.

A portion of the fund’s assets (approximately 10%-15%) will typically be held in cash due to asset coverage and collateral requirements for the fund’s investments in derivatives, purchase and redemption activity, and other short term cash needs.

The underlying funds and their target allocations are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods. The underlying funds and their target allocations may be changed without shareholder approval or notice. The target allocations can deviate over the short term due to market movements and cash flows.  MFS systematically rebalances the fund’s investments in the underlying funds.

Tactical Asset Allocation Overlay:  MFS implements the tactical asset allocation overlay primarily through the use of derivative instruments based on the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets.  In seeking to reduce the fund’s volatility, MFS decreases the fund’s exposure to the equity and/or currency markets represented by the underlying funds.  In addition, MFS may expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments or small cap equity securities) when the committee of portfolio managers believes such asset classes or markets are relatively attractive.

After taking into account the tactical asset allocation overlay, the fund’s total market exposure will normally be between 10% and 90% of the fund’s assets.  (The fund’s total market exposure includes the fund’s exposure to the equity market through investment in the underlying funds and exposure to any other markets through the tactical overlay.)  When the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets is neutral, the fund’s exposure to the equity market is expected to be approximately 50% of the fund’s assets.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS’ tactical asset allocation process for the fund will typically make extensive use of derivatives, and MFS may invest the fund’s assets in derivatives to the extent permitted by the Investment Company Act of 1940.

In light of the fund’s principal investment strategies described above, MFS believes it is reasonable to measure the fund’s performance (net of fund expenses) over a full market cycle relative to the performance of (i) the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4% and (ii) the Standard & Poor’s 500 Stock Index. MFS does not seek to achieve a specific rate of return in managing the fund and there is no assurance that the fund will outperform the ICE BofA 0-3 Month U.S. Treasury Bill Index or the Standard & Poor’s 500 Stock Index over the long term or for any year or period of years.

Principal Investment Types

The principal investment types in which the fund may invest are:

MFS Growth Fund: MFS Growth Fund is a mutual fund advised by MFS that normally invests primarily in equity securities. MFS

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focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). MFS primarily invests the fund’s assets in securities of companies with large capitalizations.

MFS Value Fund: MFS Value Fund is a mutual fund advised by MFS that normally invests primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).  MFS primarily invests the fund’s assets in securities of companies with large capitalizations.

MFS Institutional International Equity Fund:  MFS Institutional International Equity Fund is a mutual fund advised by MFS that normally invests at least 80% of the fund’s net assets in equity securities. MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities. MFS may invest the fund’s assets in securities of companies of any size.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Investment Type of the Underlying Funds

The principal investment type in which the underlying funds may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts, and depositary receipts for such securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds and changes in market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.  An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Strategy Risk:  The fund’s strategy to reduce its exposure to the equity and/or currency markets represented by the underlying funds and to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure may not produce the intended results if MFS is unable to adjust the fund’s exposure as it would like because appropriate derivatives or other investments are not available or the derivatives or other investments MFS selects do not correlate as intended with the underlying funds.  There is no assurance that the fund will be less volatile than the overall equity market over the long term or for any year or period of years.  In addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign

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government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk:  The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The current period of historically low interest rates may heighten the risks associated with rising interest rates because there may be a greater likelihood of interest rates increasing and interest rates may increase rapidly. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition,

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short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Changes in government and/or central bank monetary policy may affect the level of interest rates. To the extent the fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the fund’s share price, especially if the instrument has a longer maturity.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and

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providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended May 31, 2021, the fund paid MFS an effective management fee equal to 0.34% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.35% of the fund’s average daily net assets annually. The underlying funds also pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the fund’s average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that “Total Annual Fund Operating Expenses” do not exceed 0.91% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.16% of the class’ average daily net assets annually for Class R2 shares, and 0.63% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings (direct Fund holdings only) as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings and full holdings (unless otherwise noted) are aggregated holdings including fund holdings and the holdings of any MFS fund in which the fund invests (other than money market funds). Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the committee members responsible for determining the fund’s investment strategy and the lead portfolio manager responsible for implementing the fund’s investment strategy is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager and Committee Member	Employed in the investment area of MFS since 2007
William Adams	Committee Member	Employed in the investment area of MFS since 2009
Mike Roberge	Committee Member	Employed in the investment area of MFS since 1996
Barnaby Wiener	Committee Member	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should

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MFS Managed Wealth Fund

consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In

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addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus.  It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original

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purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund

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shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed

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MFS Managed Wealth Fund

your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4 and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

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MFS Managed Wealth Fund

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4 and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

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Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or

17

MFS Managed Wealth Fund

cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

18

MFS Managed Wealth Fund

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders.  The fund’s investments in certain derivatives may cause the fund to recognize income in excess of the cash generated by such instruments.  Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of MFS Growth Fund and MFS Value Fund.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 27, 2014, with the offering of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and subsequently offered Class R6 shares on October 2, 2017.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS Managed Wealth Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.54	$10.91	$10.37	$10.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.09	$0.07	$0.04	$0.05
Net realized and unrealized gain (loss)	(0.05)	0.60	0.51	0.27	0.34
Total from investment operations	$(0.06)	$0.69	$0.58	$0.31	$0.39
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.06)	$(0.04)	$(0.08)	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$(0.02)	$(0.06)	$(0.04)	$(0.08)	$(0.25)
Net asset value, end of period (x)	$11.46	$11.54	$10.91	$10.37	$10.14
Total return (%) (r)(s)(t)(x)	(0.54)	6.30	5.59	3.08	4.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	1.20	1.43	1.73	1.14
Expenses after expense reductions (f)(h)	0.88	0.74	0.71	0.75	0.83
Net investment income (loss)	(0.07)	0.77	0.64	0.41	0.48
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$14,339	$12,826	$8,205	$4,698	$4,842

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.23	$10.66	$10.19	$9.98	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.01)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	(0.06)	0.58	0.50	0.25	0.35
Total from investment operations	$(0.15)	$0.57	$0.47	$0.21	$0.31
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.08	$11.23	$10.66	$10.19	$9.98
Total return (%) (r)(s)(t)(x)	(1.34)	5.35	4.61	2.10	3.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	1.96	2.18	2.49	1.90
Expenses after expense reductions (f)(h)	1.65	1.67	1.65	1.64	1.66
Net investment income (loss)	(0.84)	(0.05)	(0.31)	(0.42)	(0.42)
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$74	$75	$98	$89	$62

20

MFS Managed Wealth Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.18	$10.62	$10.15	$9.93	$9.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.02)	$(0.03)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss)	(0.06)	0.58	0.50	0.26	0.33
Total from investment operations	$(0.15)	$0.56	$0.47	$0.22	$0.30
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—	$—	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$(0.01)	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.02	$11.18	$10.62	$10.15	$9.93
Total return (%) (r)(s)(t)(x)	(1.35)	5.27	4.63	2.22	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67	1.94	2.19	2.47	1.87
Expenses after expense reductions (f)(h)	1.66	1.67	1.65	1.65	1.66
Net investment income (loss)	(0.86)	(0.19)	(0.27)	(0.40)	(0.28)
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$6,363	$2,462	$1,074	$905	$1,668

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.57	$10.94	$10.39	$10.17	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.08	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss)	(0.06)	0.61	0.52	0.24	0.35
Total from investment operations	$(0.04)	$0.69	$0.59	$0.32	$0.41
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$(0.04)	$(0.10)	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$(0.03)	$(0.06)	$(0.04)	$(0.10)	$(0.25)
Net asset value, end of period (x)	$11.50	$11.57	$10.94	$10.39	$10.17
Total return (%) (r)(s)(t)(x)	(0.37)	6.33	5.74	3.12	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	0.94	1.16	1.48	0.87
Expenses after expense reductions (f)(h)	0.65	0.67	0.65	0.65	0.66
Net investment income (loss)	0.17	0.67	0.64	0.73	0.65
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$105,346	$78,292	$24,169	$14,632	$17,167

21

MFS Managed Wealth Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.23	$10.66	$10.19	$9.98	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.01)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	(0.06)	0.58	0.50	0.25	0.35
Total from investment operations	$(0.15)	$0.57	$0.47	$0.21	$0.31
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.08	$11.23	$10.66	$10.19	$9.98
Total return (%) (r)(s)(t)(x)	(1.34)	5.35	4.61	2.10	3.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	1.96	2.19	2.48	1.90
Expenses after expense reductions (f)(h)	1.65	1.67	1.65	1.65	1.66
Net investment income (loss)	(0.83)	(0.10)	(0.29)	(0.36)	(0.42)
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$57	$58	$55	$53	$52

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.48	$10.86	$10.33	$10.11	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.04	$0.02	$0.01	$0.01
Net realized and unrealized gain (loss)	(0.05)	0.59	0.51	0.26	0.35
Total from investment operations	$(0.09)	$0.63	$0.53	$0.27	$0.36
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.05)	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.01)	$—	$(0.05)	$(0.25)
Net asset value, end of period (x)	$11.39	$11.48	$10.86	$10.33	$10.11
Total return (%) (r)(s)(t)(x)	(0.78)	5.79	5.13	2.66	3.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	1.46	1.69	1.98	1.40
Expenses after expense reductions (f)(h)	1.15	1.17	1.15	1.15	1.16
Net investment income (loss)	(0.33)	0.40	0.21	0.13	0.08
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$59	$60	$56	$54	$52

22

MFS Managed Wealth Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.55	$10.92	$10.37	$10.15	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.07	$0.05	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.06)	0.59	0.52	0.25	0.36
Total from investment operations	$(0.07)	$0.66	$0.57	$0.29	$0.39
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.02)	$(0.07)	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.03)	$(0.02)	$(0.07)	$(0.25)
Net asset value, end of period (x)	$11.48	$11.55	$10.92	$10.37	$10.15
Total return (%) (r)(s)(t)(x)	(0.61)	6.09	5.49	2.90	4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	1.21	1.44	1.73	1.15
Expenses after expense reductions (f)(h)	0.90	0.92	0.90	0.90	0.91
Net investment income (loss)	(0.09)	0.65	0.45	0.38	0.33
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$60	$60	$57	$54	$52

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.57	$10.93	$10.39	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.10	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss)	(0.07)	0.60	0.51	0.25	0.36
Total from investment operations	$(0.05)	$0.70	$0.58	$0.32	$0.42
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.06)	$(0.04)	$(0.10)	$—
From net realized gain	—	—	—	—	(0.25)
Total distributions declared to shareholders	$(0.02)	$(0.06)	$(0.04)	$(0.10)	$(0.25)
Net asset value, end of period (x)	$11.50	$11.57	$10.93	$10.39	$10.17
Total return (%) (r)(s)(t)(x)	(0.40)	6.43	5.64	3.15	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	0.96	1.19	1.48	0.90
Expenses after expense reductions (f)(h)	0.65	0.67	0.65	0.65	0.66
Net investment income (loss)	0.16	0.90	0.71	0.64	0.58
Portfolio turnover	50	28	17	18	5
Net assets at end of period (000 omitted)	$61	$61	$57	$54	$53

23

MFS Managed Wealth Fund

Class R6

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$11.57	$10.93	$10.39	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.08	$(0.01)
Net realized and unrealized gain (loss)	(0.07)	0.61	0.51	0.29
Total from investment operations	$(0.03)	$0.70	$0.59	$0.28
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.06)	$(0.05)	$(0.10)
Total distributions declared to shareholders	$(0.03)	$(0.06)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$11.51	$11.57	$10.93	$10.39
Total return (%) (r)(s)(t)(x)	(0.27)	6.44	5.67	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.91	1.18	1.53	(a)
Expenses after expense reductions (f)(h)	0.58	0.62	0.64	0.64	(a)
Net investment income (loss)	0.32	0.84	0.74	(0.17	)(a)(l)
Portfolio turnover	50	28	17	18
Net assets at end of period (000 omitted)	$7,366	$14,345	$5,621	$4,348

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

24

MFS Managed Wealth Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Managed Wealth Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:            Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

A-2

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●                  Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

A-3

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●                  Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●                  Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

A-4

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

A-5

MFS Managed Wealth Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

A-6

MFS Managed Wealth Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-7

MFS Managed Wealth Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√

A-8

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√

A-9

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-10

MFS Managed Wealth Fund

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

A-11

MFS Managed Wealth Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

A-12

MFS Managed Wealth Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

A-13

MFS Managed Wealth Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-14

MFS Managed Wealth Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-15

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-16

MFS Managed Wealth Fund

Financial Intermediary Category VI

Eligible Accounts:            Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-17

MFS Managed Wealth Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-18

MFS Managed Wealth Fund

Financial Intermediary Category VII

Eligible Accounts:            Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

A-19

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

A-20

MFS Managed Wealth Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

A-21

MFS Managed Wealth Fund

Financial Intermediary Category VIII

Eligible Accounts:            Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-22

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-23

MFS Managed Wealth Fund

Financial Intermediary Category IX

Eligible Accounts:            Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-24

MFS Managed Wealth Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-25

MFS Managed Wealth Fund

MFS Managed Wealth Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Managed Wealth Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 219341
MFS TALK	Investment professionals	Kansas City, MO 64121-9341
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

September 28, 2021

PROSPECTUS

MFS® Moderate Allocation Fund

The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

CLASS	TICKER SYMBOL
Class A	MAMAX
Class B	MMABX
Class C	MMACX
Class I	MMAIX
Class 529A	EAMDX
Class 529B	EBMDX
Class 529C	ECMAX
Class R1	MAMFX
Class R2	MARRX
Class R3	MAMHX
Class R4	MAMJX
Class R6[1]	MAMPX

1Expected to be offered on September 30, 2021.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MOD-PRO-092821

MFS Moderate Allocation Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.04%
Acquired (Underlying) Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	0.93%	1.68%	1.68%	0.68%	1.68%	1.18%	0.93%	0.68%	0.60%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.58%

2

MFS Moderate Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.17%	0.17%
Acquired (Underlying) Fund Fees and Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	0.98%	1.73%	1.73%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.96%	1.71%	1.71%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$663	$853	$1,058	$1,651
Class B Shares assuming[1]
redemption at end of period	$569	$828	$1,111	$1,786
no redemption at end of period	$169	$528	$911	$1,786
Class C Shares assuming[1]
redemption at end of period	$269	$528	$911	$1,786
no redemption at end of period	$169	$528	$911	$1,786
Class I Shares	$67	$216	$377	$845
Class 529A Shares	$667	$867	$1,084	$1,706
Class 529B Shares assuming[1]
redemption at end of period	$574	$843	$1,137	$1,841
no redemption at end of period	$174	$543	$937	$1,841
Class 529C Shares assuming[1]
redemption at end of period	$274	$543	$937	$1,841
no redemption at end of period	$174	$543	$937	$1,841
Class R1 Shares	$169	$528	$911	$1,985
Class R2 Shares	$118	$373	$647	$1,430
Class R3 Shares	$93	$294	$513	$1,141
Class R4 Shares	$67	$216	$377	$845
Class R6 Shares	$59	$190	$333	$748

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid,

3

MFS Moderate Allocation Fund

and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	40.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Total Return Bond Fund	9.0%
International Stock Funds:	13.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS International New Discovery Fund	1.0%
MFS Research International Fund	5.0%
U.S. Stock Funds:	41.0%
MFS Growth Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

4

MFS Moderate Allocation Fund

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.  Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the real estate investment trusts (REIT) manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

5

MFS Moderate Allocation Fund

The total return for the six-month period ended June 30, 2021, was 7.12%. During the period(s) shown in the bar chart, the highest quarterly return was 13.59% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (13.14)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	8.68%	8.96%	7.37%
C Shares	11.69%	9.23%	7.37%
I Shares	13.84%	10.33%	8.29%
529A Shares	7.00%	8.72%	7.33%
529B Shares	9.31%	9.03%	7.32%
529C Shares	11.66%	9.20%	7.32%
R1 Shares	12.67%	9.24%	7.20%
R2 Shares	13.31%	9.79%	7.74%
R3 Shares	13.61%	10.07%	8.02%
R4 Shares	13.85%	10.34%	8.29%
R6 Shares	13.84%	10.33%	8.29%
A Shares	7.08%	8.77%	7.38%
Returns After Taxes on Distributions
A Shares	5.93%	7.47%	6.30%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	4.63%	6.53%	5.59%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Stock Index	18.40%	15.22%	13.88%
MFS Moderate Allocation Fund Blended Index	11.87%	9.35%	8.07%

As of December 31, 2020, the MFS Moderate Allocation Fund Blended Index (the Blended Index) consisted of the following indices and weightings: 41% Standard & Poor’s 500 Stock Index; 13% MSCI EAFE (Europe, Australasia, Far East) Index; 3% Bloomberg Commodity Index; 3% FTSE EPRA Nareit Developed Real Estate Index; and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph Flaherty, Jr.	2002	Chief Investment Risk Officer of MFS
Natalie Shapiro	2018	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your

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MFS Moderate Allocation Fund

shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by MFS following a two-stage asset allocation process.

The first stage is a strategic asset allocation to determine the percentage of the fund’s assets invested in the general asset classes of (1) Bond Funds, (2) International Stock Funds, and (3) U.S. Stock Funds, as well as (4) Specialty Funds (underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The asset class allocations provide an initial layer of diversification for the fund.

As of September 1, 2021, the fund’s approximate target allocation among asset classes was:

Bond Funds	40.0%
International Stock Funds	13.0%
U.S. Stock Funds	41.0%
Specialty Funds	6.0%

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of target asset class allocations presented in the table may not total 100%.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within the asset class allocations.

Within the stock fund allocations, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds).

Within the bond fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds’ assets in issuers in a single industry, sector, country, or region.

As of September 1, 2021, the fund’s approximate target allocation among underlying funds was:

Bond Funds:	40.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Opportunistic Bond Fund[1]	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Total Return Bond Fund	9.0%
International Stock Funds:	13.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	2.0%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS International New Discovery Fund	1.0%
MFS Research International Fund	5.0%
U.S. Stock Funds:	41.0%
MFS Growth Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
Specialty Funds:	6.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%

1 Effective April 30, 2021, the name of MFS Global Bond Fund changed to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (International or U.S.), or Specialty Funds, many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods.  The asset class allocations and the underlying funds and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is set forth in Appendix B of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest include:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company

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MFS Moderate Allocation Fund

or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in REITs, and depositary receipts for such securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Securitized Instruments:  Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets.  Underlying assets include residential and commercial mortgages, debt instruments, loans, leases, and receivables. Securitized instruments are issued by trusts or other special purpose entities that hold the underlying assets. Certain securitized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Securitized instruments include mortgage-backed securities, collateralized debt obligations, and other asset-backed securities. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

When-Issued, Delayed Delivery, and Forward Commitment Transactions:  When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing or selling securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises.  When-issued, delayed delivery, and forward commitment transactions can involve leverage.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Floating Rate Loans:  Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually), based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium. Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan.  Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Municipal Instruments:  Municipal instruments are issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

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MFS Moderate Allocation Fund

Real Estate-Related Investments:  Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Principal Risks

The share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.  In addition, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, MFS or the fund’s other service providers may experience disruptions or operating errors that could negatively impact the fund.

Equity Market Risk:  Equity markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical, environmental, public health, and other conditions can adversely affect the prices of investments. The prices of securities of smaller, less well-known issuers can be more volatile than the prices of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Intrinsic Value Strategy Risk:  The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

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MFS Moderate Allocation Fund

Interest Rate Risk:  The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. The current period of historically low interest rates may heighten the risks associated with rising interest rates because there may be a greater likelihood of interest rates increasing and interest rates may increase rapidly. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Changes in government and/or central bank monetary policy may affect the level of interest rates. To the extent the fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the fund’s share price, especially if the instrument has a longer maturity.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters.  Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the fund.  Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions include business environment changes; economic factors such as fiscal, monetary, and tax policies; inflation and unemployment rates; and government and

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MFS Moderate Allocation Fund

regulatory changes.  The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries.  In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire foreign investment in a particular country. Economies and financial markets are interconnected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries as well as affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those tied economically to emerging and frontier markets (emerging markets that are early in their development), more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, less stringent investor protection and disclosure standards, less reliable settlement practices, and more government involvement in the economy than developed countries. Financial and other disclosures by emerging market issuers may be considerably less reliable than disclosures made by issuers in developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging markets can also be subject to greater political, social, geopolitical, and economic instability and more susceptible to environmental problems. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty or third party fails to

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MFS Moderate Allocation Fund

meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund.  In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors’ interests in the fund.  The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund’s performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which can reduce the fund’s return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently.  Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

MFS has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least September 30, 2022.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s semiannual report for the six-month period ended November 30, 2020.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $673 billion as of July 31, 2021.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s top 10 equity holdings as of each month’s end	11 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

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Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

●                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

●                  defined benefit retirement plans, endowments or foundations;

●                  bank trust departments or law firms acting as trustee or manager for trust accounts;

●                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

●                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

●                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor’s account.  (Please see “Conversion Among Share Classes” below.)

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MFS Moderate Allocation Fund

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

●                  Employer Retirement Plans;

●                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

●                  investment companies distributed by MFD;

●                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

●                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

●                  unaffiliated registered investment companies;

●                  collective investment trusts; and

●                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class B and Class 529B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B and Class 529B shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C or Class 529C shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

For shareholders invested in Class C and Class 529C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C or Class 529C shares through a financial intermediary, Class C or Class 529C shares may be automatically exchanged for Class A or Class 529A shares of the fund, respectively, under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions.  Please consult your financial intermediary for more information.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD.  If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares.  Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as

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MFS Moderate Allocation Fund

described above, is a nontaxable event for federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A or Class 529A shares, or a CDSC when you redeem Class A, Class B, Class C, Class 529B or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $250,000 or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

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MFS Moderate Allocation Fund

MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Effective April 1, 2020, the 0.75% distribution fee on Class 529B shares is not imposed. The distribution fee may be reinstated at any time.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	5.75%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the “Fees and Expenses” table in the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by U.S. Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account

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MFS Moderate Allocation Fund

and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $249,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

●                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

●                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

●                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

●                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your

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MFS Moderate Allocation Fund

shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected.  Receiving and collecting payment can take up to seven business days after a purchase.  You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

●                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

●                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

●                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

●                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or

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MFS Moderate Allocation Fund

suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

You can exchange your Class R6 shares of the fund for shares of MFS Institutional International Equity Fund, if available, subject to the eligibility requirements for such shares, according to the terms of MFS Institutional International Equity Fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Internal Revenue Code of 1986, as amended, and the tuition program through which your investment in the MFS funds is made. Please see the tuition program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and Section 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

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MFS Moderate Allocation Fund

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the Internal Revenue Service considers the transfer a taxable distribution subject to federal income tax withholding and reporting.  The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

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MFS Moderate Allocation Fund

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least quarterly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

●                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

●                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

●                  Dividend and capital gain distributions in cash; or

●                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares can only be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of

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MFS Moderate Allocation Fund

capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund’s distributions that will be derived from qualified dividend income will increase with increased allocations to stock fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, and character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself is eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Section 529 of the Internal Revenue Code.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Internal Revenue Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged (if any) by the fund(s) in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of a class’ average net assets during the period. The fund invests in Class R6 shares of the underlying funds. Expenses have been adjusted to reflect current fee arrangements and for Class 529B shares, expenses have been adjusted to reflect the full impact of the distribution fee. Annual fund operating expenses have not been adjusted to reflect the fund’s

22

MFS Moderate Allocation Fund

current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 28, 2002, with the offering of Class A, Class B, Class C, and Class I shares, and subsequently offered Class 529A, Class 529B, and Class 529C shares on July 31, 2002, Class R2 shares on October 31, 2003, and Class R1, Class R3, and Class R4 shares on April 1, 2005. As of the date of this prospectus, Class R6 shares are not being offered for sale. Class R6 shares are expected to be offered for sale on September 30, 2021.

In the “Performance Table,” performance for Class R6 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

23

MFS Moderate Allocation Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Ernst & Young LLP.

A Financial Highlights table for Class R6 shares is not included because Class R6 shares had not been offered for sale as of the fund’s most recent fiscal year end.

Class A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.02	$17.56	$17.88	$17.37	$16.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.33	$0.37	$0.34	$0.26	(c)
Net realized and unrealized gain (loss)	4.04	0.97	0.30	0.96	1.37
Total from investment operations	$4.29	$1.30	$0.67	$1.30	$1.63
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.24)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.74)	$(0.84)	$(0.99)	$(0.79)	$(0.45)
Net asset value, end of period (x)	$21.57	$18.02	$17.56	$17.88	$17.37
Total return (%) (r)(s)(t)(x)	24.18	7.35	4.25	7.56	10.30	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.34	0.34	0.33	0.34	(c)
Expenses after expense reductions (f)(h)	0.33	0.34	0.34	0.33	0.34	(c)
Net investment income (loss) (l)	1.23	1.79	2.09	1.93	1.55	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$4,687,031	$3,173,202	$3,038,919	$3,071,863	$3,077,471

Class B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.79	$17.33	$17.65	$17.16	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.19	$0.24	$0.21	$0.13	(c)
Net realized and unrealized gain (loss)	3.99	0.97	0.30	0.94	1.35
Total from investment operations	$4.09	$1.16	$0.54	$1.15	$1.48
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.24)	$(0.25)	$(0.12)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.60)	$(0.70)	$(0.86)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.28	$17.79	$17.33	$17.65	$17.16
Total return (%) (r)(s)(t)(x)	23.24	6.57	3.49	6.75	9.43	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.09	1.09	1.08	1.09	(c)
Expenses after expense reductions (f)(h)	1.08	1.09	1.09	1.08	1.09	(c)
Net investment income (loss) (l)	0.50	1.05	1.36	1.19	0.80	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$116,059	$149,969	$210,011	$256,958	$293,064

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MFS Moderate Allocation Fund

Class C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.65	$17.21	$17.53	$17.05	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.18	$0.23	$0.21	$0.13	(c)
Net realized and unrealized gain (loss)	3.95	0.97	0.31	0.93	1.34
Total from investment operations	$4.05	$1.15	$0.54	$1.14	$1.47
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.24)	$(0.25)	$(0.12)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.60)	$(0.71)	$(0.86)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.10	$17.65	$17.21	$17.53	$17.05
Total return (%) (r)(s)(t)(x)	23.19	6.55	3.53	6.74	9.43	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.09	1.09	1.08	1.09	(c)
Expenses after expense reductions (f)(h)	1.08	1.09	1.09	1.08	1.09	(c)
Net investment income (loss) (l)	0.53	1.04	1.34	1.20	0.80	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$721,781	$874,127	$917,199	$990,317	$1,181,728

Class I

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.29	$17.81	$18.12	$17.60	$16.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.37	$0.42	$0.40	$0.29	(c)
Net realized and unrealized gain (loss)	4.11	1.00	0.31	0.95	1.40
Total from investment operations	$4.41	$1.37	$0.73	$1.35	$1.69
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.39)	$(0.42)	$(0.42)	$(0.28)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.79)	$(0.89)	$(1.04)	$(0.83)	$(0.49)
Net asset value, end of period (x)	$21.91	$18.29	$17.81	$18.12	$17.60
Total return (%) (r)(s)(t)(x)	24.49	7.62	4.51	7.78	10.56	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.09	0.09	0.08	0.09	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.50	2.04	2.35	2.21	1.74	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$476,798	$310,815	$275,276	$266,965	$206,826

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MFS Moderate Allocation Fund

Class R1

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.23	$16.83	$17.17	$16.72	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.18	$0.23	$0.21	$0.13	(c)
Net realized and unrealized gain (loss)	3.87	0.93	0.30	0.90	1.32
Total from investment operations	$3.96	$1.11	$0.53	$1.11	$1.45
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.25)	$(0.25)	$(0.12)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.61)	$(0.71)	$(0.87)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$20.58	$17.23	$16.83	$17.17	$16.72
Total return (%) (r)(s)(t)(x)	23.25	6.49	3.53	6.71	9.50	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.09	1.09	1.08	1.09	(c)
Expenses after expense reductions (f)(h)	N/A	1.09	1.09	N/A	N/A
Net investment income (loss) (l)	0.49	1.03	1.37	1.21	0.81	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$26,919	$24,120	$26,171	$27,412	$31,037

Class R2

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.59	$17.16	$17.49	$17.01	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.27	$0.32	$0.30	$0.21	(c)
Net realized and unrealized gain (loss)	3.95	0.96	0.30	0.92	1.35
Total from investment operations	$4.15	$1.23	$0.62	$1.22	$1.56
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.30)	$(0.33)	$(0.33)	$(0.20)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.70)	$(0.80)	$(0.95)	$(0.74)	$(0.41)
Net asset value, end of period (x)	$21.04	$17.59	$17.16	$17.49	$17.01
Total return (%) (r)(s)(t)(x)	23.88	7.06	4.02	7.27	10.04	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.59	0.59	0.58	0.59	(c)
Expenses after expense reductions (f)(h)	0.58	0.59	0.59	0.58	0.59	(c)
Net investment income (loss) (l)	1.01	1.53	1.84	1.69	1.31	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$128,654	$124,725	$136,699	$166,412	$191,974

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MFS Moderate Allocation Fund

Class R3

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.86	$17.41	$17.74	$17.24	$16.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.33	$0.37	$0.35	$0.25	(c)
Net realized and unrealized gain (loss)	4.01	0.96	0.29	0.94	1.37
Total from investment operations	$4.26	$1.29	$0.66	$1.29	$1.62
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.24)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.74)	$(0.84)	$(0.99)	$(0.79)	$(0.45)
Net asset value, end of period (x)	$21.38	$17.86	$17.41	$17.74	$17.24
Total return (%) (r)(s)(t)(x)	24.21	7.35	4.22	7.56	10.31	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.34	0.34	0.33	0.34	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	0.34	0.33	0.34	(c)
Net investment income (loss) (l)	1.24	1.83	2.09	1.95	1.53	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$250,644	$219,996	$270,597	$312,677	$344,821

Class R4

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.00	$17.54	$17.86	$17.36	$16.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.37	$0.44	$0.39	$0.30	(c)
Net realized and unrealized gain (loss)	4.04	0.98	0.28	0.94	1.37
Total from investment operations	$4.34	$1.35	$0.72	$1.33	$1.67
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.39)	$(0.42)	$(0.42)	$(0.28)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.79)	$(0.89)	$(1.04)	$(0.83)	$(0.49)
Net asset value, end of period (x)	$21.55	$18.00	$17.54	$17.86	$17.36
Total return (%) (r)(s)(t)(x)	24.50	7.62	4.52	7.78	10.58	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.09	0.09	0.08	0.09	(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.49	2.04	2.50	2.21	1.80	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$334,080	$252,825	$210,597	$280,436	$264,589

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MFS Moderate Allocation Fund

Class 529A

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.92	$17.46	$17.79	$17.29	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.31	$0.36	$0.34	$0.25	(c)
Net realized and unrealized gain (loss)	4.02	0.99	0.29	0.94	1.37
Total from investment operations	$4.26	$1.30	$0.65	$1.28	$1.62
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.34)	$(0.36)	$(0.37)	$(0.23)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.74)	$(0.84)	$(0.98)	$(0.78)	$(0.44)
Net asset value, end of period (x)	$21.44	$17.92	$17.46	$17.79	$17.29
Total return (%) (r)(s)(t)(x)	24.09	7.34	4.18	7.50	10.31	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.39	0.39	0.41	0.44	(c)
Expenses after expense reductions (f)(h)	0.38	0.38	0.38	0.37	0.38	(c)
Net investment income (loss) (l)	1.19	1.74	2.05	1.89	1.50	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$331,376	$248,006	$233,915	$230,464	$210,075

Class 529B

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.60	$17.14	$17.47	$16.99	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.19	$0.23	$0.20	$0.12	(c)
Net realized and unrealized gain (loss)	3.94	0.97	0.29	0.93	1.34
Total from investment operations	$4.18	$1.16	$0.52	$1.13	$1.46
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.20)	$(0.23)	$(0.24)	$(0.12)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.73)	$(0.70)	$(0.85)	$(0.65)	$(0.33)
Net asset value, end of period (x)	$21.05	$17.60	$17.14	$17.47	$16.99
Total return (%) (r)(s)(t)(x)	24.10	6.63	3.44	6.73	9.37	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	1.03	1.14	1.16	1.19	(c)
Expenses after expense reductions (f)(h)	0.37	1.02	1.13	1.12	1.13	(c)
Net investment income (loss) (l)	1.21	1.09	1.33	1.15	0.76	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$6,551	$7,258	$8,882	$11,056	$14,214

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MFS Moderate Allocation Fund

Class 529C

	Year ended
	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.44	$17.01	$17.35	$16.89	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.17	$0.22	$0.20	$0.12	(c)
Net realized and unrealized gain (loss)	3.90	0.96	0.29	0.92	1.34
Total from investment operations	$4.00	$1.13	$0.51	$1.12	$1.46
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.20)	$(0.23)	$(0.25)	$(0.12)
From net realized gain	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.59)	$(0.70)	$(0.85)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$20.85	$17.44	$17.01	$17.35	$16.89
Total return (%) (r)(s)(t)(x)	23.19	6.52	3.43	6.67	9.48	(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	1.14	1.14	1.16	1.19	(c)
Expenses after expense reductions (f)(h)	1.13	1.14	1.13	1.13	1.13	(c)
Net investment income (loss) (l)	0.49	0.99	1.32	1.15	0.74	(c)
Portfolio turnover	7	8	2	2	1
Net assets at end of period (000 omitted)	$55,915	$65,063	$71,615	$75,337	$79,047

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

29

MFS Moderate Allocation Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. You should contact your financial intermediary if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:

●                  Merrill Lynch — If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

●                  Ameriprise Financial — If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

●                  Morgan Stanley — If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

●                  Raymond James — If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

●                  Janney Montgomery Scott LLC (Janney) — If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

●                  Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

●                  D.A. Davidson & Co. (D.A. Davidson) — If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

●                  Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

●                  All Others — Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – IX.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

●                  the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

●                  the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

●                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of the Financial Industry Regulatory Authority (FINRA).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

MFS Moderate Allocation Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:                 Accounts that are not Eligible for Financial Intermediary Categories II – IX

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	√	√
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	√	√

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A or Class 529A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A/Class 529A shares is waived in the following transactions:

●             Purchases of $1 million or more for funds with an initial sales charge of 5.75% (MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund are excluded);

√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC

●             Purchases of $500,000 or more for funds with an initial sales charge of 4.25% or 2.50%; or

●             Purchases of $250,000 or more for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Total Return Fund.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, the SEC, and/or other regulatory bodies regarding sales of Class B, Class 529B, Class C, and Class 529C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B, Class 529B, Class C, and Class 529C shares of the fund and concurrently purchase Class A or Class 529A shares without paying an initial sales charge.

	√	√

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	√		√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund’s prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Nationwide Financial Services, Inc.

	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. Stifel, Nicolaus & Company, Inc. (Stifel) Accounts Maintained at an Omnibus Level (Class A shares only)

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.

√
S. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	√	√	√
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	√	√	√
C. Qualified Higher Education Expenses

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		√	√
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		√	√
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		√	√
F. 529 Plan Rollover
Purchases of Class 529A shares acquired through a rollover from another 529 plan.	√

MFS Moderate Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  MFS 529 Savings Plan accounts;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

MFS Moderate Allocation Fund

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

MFS Moderate Allocation Fund

Financial Intermediary Category II

Eligible Accounts:                 Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√	√
Shares acquired by trustees of the fund.	√	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√	√
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	√	√	√	√
D. Large Purchases
Volume breakpoints as described in the fund’s prospectus (including pursuant to a Letter of Intent or Right of Accumulation as described below).	√
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	√	√
F. 529 Plans
Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents covered under “Waivers for Merrill 529 Omnibus Account” below).	√	√
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	√	√

Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

	√	√	√	√
Shares purchased by third party investment advisers on behalf of their advisory clients through Merrill Lynch’s platform.	√	√
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A and Class 529A shares, whichever is later).

		√	√	√
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching a qualified age based on applicable IRS regulations.		√	√	√
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		√		√

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers.

√
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		√	√	√

WAIVERS FOR MERRILL 529 OMNIBUS ACCOUNT

If you establish or hold your MFS 529 Savings Plan account on the Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill) omnibus platform, the features and policies related to share class sales charges (including initial sales charges (ISC) and contingent deferred sales charges (CDSC)), share class sales charge waiver eligibility, and Class 529C share conversion period likely will be different than referenced in the fund’s prospectus and in the MFS 529 Savings Plan program description and will be governed by the Merrill Unit Class Disclosure and Terms and Conditions (T&Cs) provided to you by Merrill prior to establishing your account. Importantly, if you establish or hold your MFS 529 Savings Plan account on the Merrill omnibus platform, then the unit class your account will purchase will generally be based on your eligible assets or meeting other eligibility criteria as set forth in the T&Cs.  Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined by Merrill at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. You will not be able to select the share class. Among other things, Class 529C shares generally will be automatically converted to Class 529A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Merrill Programs
Class 529A shares acquired though a Corporate 529 Plan (as defined in Merrill’s policies and procedures).	√
Class 529A shares acquired through a client rollover of assets from another 529 plan.	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
Class 529A shares acquired where the account is eligible for Merrill Investment Advisory Relationship Based Pricing, as defined below.	√
B. Large Purchases
The initial sales charge imposed on purchases of Class 529A shares is waived on Class 529A purchases of $250,000 or more (including pursuant to a Right of Accumulation as described below).	√
C. Share Class Conversions

A shareholder in the fund’s Class 529C shares will have such Class 529C shares converted by Merrill at net asset value to Class 529A shares of the same fund four years after the anniversary of the purchase date.

√
D. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√
E. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the fund’s prospectus.	√
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	√
F. Exchanges
The initial sales charge imposed on purchases of Class 529A shares is waived when shares are purchased by exchange from another MFS fund held within the MFS 529 Savings Plan.	√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge, as described in the fund’s prospectus and this waiver schedule, on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA (if applicable). For purposes of obtaining reduced sales charges under the LOI and ROA (if applicable), you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA (if applicable) are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Accounts in 529 Plans held at an omnibus basis;

●                  Certain single-participant retirement plan accounts;

MFS Moderate Allocation Fund

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Merrill Investment Advisory Relationship-Based Pricing.  An account will be automatically eligible to purchase Class 529A shares with no initial sales charge regardless of the assets within the MFS 529 Savings Plan if:

(1)         at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill investment advisory programs listed below; and

(2)         at the time of purchase, the client household relationship has combined assets held in any account through Merrill (excluding insurance, annuities, 401(k) assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program; Managed Account Service (MAS); Strategic Portfolio Advisor Service (SPA); Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs); Institutional Investment Consulting (IIC); and any future Merrill sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill), the account will no longer be eligible for this benefit.

The relationship-based pricing program became effective on November 23, 2020; however, the program will be retroactively applied to any contribution to an account eligible for such relationship-based pricing, as described above, between October 26, 2020, and November 23, 2020, that was used to purchase Class 529C shares. For any such contribution, Merrill will automatically exchange the purchased Class 529C shares for Class 529A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration. Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

MFS Moderate Allocation Fund

Financial Intermediary Category III

Eligible Accounts:                 Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

MFS Moderate Allocation Fund

Eligible accounts that you may link under an LOI and ROA are:

●                  Individual accounts;

●                  Joint accounts;

●                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

●                  Certain single-participant retirement plan accounts;

●                  Certain Individual Retirement Accounts;

●                  Uniform Gifts/Transfers to Minor Acts accounts; and

●                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

MFS Moderate Allocation Fund

Financial Intermediary Category IV

Eligible Accounts:                 Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

MFS Moderate Allocation Fund

Financial Intermediary Category V

Eligible Accounts:                 Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser’s responsibility to notify the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund’s prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund’s prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS Moderate Allocation Fund

Financial Intermediary Category VI

Eligible Accounts:            Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

MFS Moderate Allocation Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder’s household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

MFS Moderate Allocation Fund

Financial Intermediary Category VII

Eligible Accounts:            Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

	√	√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A or Class 529A shares, respectively, of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A or Class 529A sales charge as disclosed in the fund’s prospectus.

√

Shares converted from Class C or Class 529C into Class A or Class 529A shares, respectively, of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones, but in no event, earlier than the expiration of the applicable Class C or Class 529C CDSC.

√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder’s first withdrawal under the plan(s).		√	√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund’s prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√
L. 529 Plan Rollover
Purchases of Class 529A shares through a rollover from another 529 plan.	√
M. 529 Plan Recontribution
Purchases of Class 529A shares made for recontribution of refunded amounts.	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder’s account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the amount of the shareholder’s investment with the shareholder’s existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder’s account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

MFS Moderate Allocation Fund

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder’s holdings in a fund to Class A shares or Class 529A shares, as applicable, of the same fund.

MFS Moderate Allocation Fund

Financial Intermediary Category VIII

Eligible Accounts:            Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS Moderate Allocation Fund

Financial Intermediary Category IX

Eligible Accounts:            Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund’s prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as “Rights of Reinstatement”).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund’s Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

MFS Moderate Allocation Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

MFS Moderate Allocation Fund

Appendix B - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio.  MFS Commodity Strategy Portfolio gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives among a variety of different commodities and commodity sectors primarily based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio’s portfolio.

MFS generally invests substantially all of the fund’s assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments.  In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund’s direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

Some portion of the fund’s and MFS Commodity Strategy Portfolio’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and MFS Commodity Strategy Portfolio’s investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS Emerging Markets Debt Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers that are not tied economically to emerging market countries.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative

MFS Moderate Allocation Fund

value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Debt Local Currency Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets (i) in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies and (ii) in derivative instruments with similar economic characteristics to these instruments.

Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstructions and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase.  Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. MFS may also invest in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries’ external debt, currencies, and local market debt.  In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors.  Quantitative tools that systematically evaluate these and other factors may also be considered.  MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

MFS generally considers the issuer of a security or other investment to be tied economically to emerging market countries if: (i) the security or other investment is issued or guaranteed by the government of an emerging market country or any of its agencies, authorities or instrumentalities; (ii) the issuer is organized under the laws of, and maintains a principal office in, an emerging market country; (iii) the issuer has its principal securities trading market in an emerging market country; (iv) a third party has identified an emerging market country as the issuer’s “country of risk”; (v) the issuer is included in an index which is representative of emerging market countries; (vi) the issuer derives 50% or more of its total revenues from goods sold or services performed in emerging market countries; or (vii) the issuer has 50% or more of its assets in emerging market countries.

MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include

MFS Moderate Allocation Fund

analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Barclays Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered in selecting investments for the fund may include an issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Moderate Allocation Fund

MFS Government Securities Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities.  MFS may also invest the fund’s assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS High Income Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down

MFS Moderate Allocation Fund

factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate bonds, foreign government securities, securitized instruments, and other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Intrinsic Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balance sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic,

MFS Moderate Allocation Fund

political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS International Large Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with large market capitalizations. MFS generally defines large market capitalization issuers as issuers with market capitalizations of at least $5 billion at the time of purchase. Issuers whose market capitalizations fall below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $613.16 million and $60.44 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental,

MFS Moderate Allocation Fund

social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2020, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Moderate Allocation Fund

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings rowth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the Standard & Poor’s 500 Stock Index using MFS’ custom industry and sector categories to classify the fund and the Standard & Poor’s 500 Stock Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS’ custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index’s holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices,

MFS Moderate Allocation Fund

data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

MFS Moderate Allocation Fund

MFS Moderate Allocation Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Moderate Allocation Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated September 28, 2021, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4492.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 430 W 7th Street Kansas City, MO 64105-1407

Statement of Additional Information September 28, 2021

Ticker Symbol
Fund	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Series Trust X:
MFS® Aggressive Growth Allocation Fund	MAAGX	MBAGX	MCAGX	EAGTX	EBAAX	ECAAX
MFS® Blended Research® Growth Equity Fund	BRWAX	BRWBX	BRWCX	N/A	N/A	N/A
MFS® Blended Research® Mid Cap Equity Fund	BMSFX	BMSBX	BMSDX	N/A	N/A	N/A
MFS® Blended Research® Small Cap Equity Fund	BRSDX	BRSBX	BRSHX	BRSNX	BRSQX	BRSWX
MFS® Blended Research® Value Equity Fund	BRUDX	BRUEX	BRUGX	N/A	N/A	N/A
MFS® Conservative Allocation Fund	MACFX	MACBX	MACVX	ECLAX	EBCAX	ECACX
MFS® Emerging Markets Equity Fund	MEMAX	MEMBX	MEMCX	N/A	N/A	N/A
MFS® Growth Allocation Fund	MAGWX	MBGWX	MCGWX	EAGWX	EBGWX	ECGWX
MFS® International Diversification Fund	MDIDX	MDIFX	MDIGX	N/A	N/A	N/A
MFS® International Growth Fund	MGRAX	MGRBX	MGRCX	N/A	N/A	N/A
MFS® International Intrinsic Value Fund	MGIAX	MGIBX	MGICX	N/A	N/A	N/A
MFS® International Large Cap Value Fund	MKVBX	N/A	MKVCX	N/A	N/A	N/A
MFS® Managed Wealth Fund	MNWAX	MNWBX	MNWCX	N/A	N/A	N/A
MFS® Moderate Allocation Fund	MAMAX	MMABX	MMACX	EAMDX	EBMDX	ECMAX

Ticker Symbols
Fund	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust X:
MFS® Aggressive Growth Allocation Fund	MIAGX	MAAFX	MAWAX	MAAHX	MAALX	AGGPX [1]
MFS® Blended Research® Growth Equity Fund	BRWJX	BRWRX	BRWSX	BRWTX	BRWUX	BRWVX
MFS® Blended Research® Mid Cap Equity Fund	BMSLX	BMSRX	BMSSX	BMSTX	BMSVX	BMSYX
MFS® Blended Research® Small Cap Equity Fund	BRSJX	BRSPX	BRSSX	BRSTX	BRSUX	BRSYX
MFS® Blended Research® Value Equity Fund	BRUHX	BRUJX	BRUKX	BRULX	BRUMX	BRUNX
MFS® Conservative Allocation Fund	MACIX	MACKX	MCARX	MACNX	MACJX	MACQX [1]
MFS® Emerging Markets Equity Fund	MEMIX	MEMRX	MEMFX	MEMGX	MEMHX	MEMJX
MFS® Growth Allocation Fund	MGWIX	MAGMX	MGALX	MAGEX	MAGJX	MAGQX [1]
MFS® International Diversification Fund	MDIJX	MDIOX	MDIKX	MDIHX	MDITX	MDIZX
MFS® International Growth Fund	MQGIX	MGRRX	MGRQX	MGRTX	MGRVX	MGRDX
MFS® International Intrinsic Value Fund	MINIX	MINRX	MINFX	MINGX	MINHX	MINJX
MFS® International Large Cap Value Fund	MKVIX	MKVDX	MKVEX	MKVFX	MKVGX	MKVHX
MFS® Managed Wealth Fund	MNWIX	MNWRX	MNWSX	MNWTX	MNWUX	MNWZX
MFS® Moderate Allocation Fund	MMAIX	MAMFX	MARRX	MAMHX	MAMJX	MAMPX [1]

1 Expected to be offered on September 30, 2021.

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated September 28, 2021, as may be amended or supplemented from time to time.  The Fund’s financial statements are incorporated into this SAI by reference to the Fund’s most recent Annual Report to shareholders, which is set forth in Item 1 of the Fund’s most recent annual Form N-CSR (“Form N-CSR”) filed with the U.S. Securities and Exchange Commission (the “SEC”).  The Fund’s Form N-CSR is available at the hyperlink noted below for the Trust.

MFS Series Trust X

You may obtain a copy of the Fund’s Prospectus and Annual Report without charge by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

SEPTEMBER-SAI-COMBINED-092821

Table of Contents:

DEFINITIONS

“1940 Act” – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules or regulations are interpreted by the SEC.

“Board” – the Board of Trustees of the Trust.

“Employer Retirement Plans” – includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the Fund at an omnibus level.

“Financial intermediary” – includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling, administration or other similar agreement with MFD, MFS, or any of their affiliates.

“Fund” – references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted.

“Independent Trustees” – trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund.

“Majority Shareholder Vote” – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

“MFD” or the “Distributor” – MFS Fund Distributors, Inc., a Delaware corporation.

“MFS” – Massachusetts Financial Services Company, a Delaware corporation.

“MFSC” – MFS Service Center, Inc., a Delaware corporation.

“MFS Fund” – a fund managed by MFS and overseen by the Board.

“MFS Funds” – collectively, the funds managed by MFS and overseen by the Board.

“Prospectus” – the Prospectus of the Fund, dated September 28, 2021, as may be amended or supplemented from time to time.

“SEC” – U.S. Securities and Exchange Commission.

“Trust” – references to a “Trust” mean the Massachusetts business trust of which the Fund is a series, or, if the Fund is itself a Massachusetts business trust, references to a “Trust” shall mean the Fund.

MANAGEMENT OF THE FUND

Organization of the Fund

MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985. Prior to June 1, 2019, MFS International Intrinsic Value Fund was known as MFS International Value Fund. MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund are diversified funds.

Trustees/Officers

Board Leadership Structure and Oversight — The following provides an overview of the leadership structure of the Board and the Board’s oversight of the MFS Funds’ risk management process.  The Board currently consists of 11 Trustees, nine of whom are Independent Trustees. An Independent Trustee serves as Chair of the Board. Taking into account the number, the diversity and the complexity of the MFS Funds overseen by the Board and the aggregate amount of assets under management in the MFS Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board.  Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, consists exclusively of Independent Trustees.  In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel. The Independent Trustees also meet regularly with the MFS Funds’ Chief Compliance Officer (who is also MFS’ Chief Compliance Officer) to receive reports regarding the compliance of the MFS Funds with the federal securities laws and the MFS Funds’ compliance policies and procedures.  The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the MFS Funds.

Each MFS Fund has retained MFS as its investment adviser and administrator. MFS provides each MFS Fund with investment advisory services, and is responsible for day-to-day administration of each MFS Fund and management of the risks that arise from each MFS Fund’s investments and operations. Certain employees of MFS serve as each MFS Fund’s officers, including each MFS Fund’s principal executive officer and principal financial and accounting officer. The Board provides oversight of the services provided by MFS and its affiliates, including the risk management activities of MFS and its affiliates (including those related to cyber security). In addition, each Committee of the Board provides oversight of its risk management activities with respect to the particular activities within the Committee’s purview.  In the course of providing oversight, the Board and the Committees receive a wide range of reports on each MFS Fund’s activities, including reports on each MFS Fund’s investment portfolio, the compliance of each MFS Fund with applicable laws, and each MFS Fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each MFS Fund to receive reports regarding the

1

management of each MFS Fund, including its investment risks.  The Board and the relevant Committees meet periodically with MFS’ Chief Enterprise Risk Officer and MFS’ Chief Investment Risk Officer to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks that could adversely affect the MFS Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above.  In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of each MFS Fund’s auditor, custodian, and pricing service providers. As the Fund’s operations are carried out by service providers, the Board’s oversight of the risk management processes of the service providers, including processes to address cyber security and other operational failures, is inherently limited.

Trustees and Officers – Identification and Background — The identification and background of the Trustees and Officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in APPENDIX A.

Trustee Compensation and Committees — Compensation paid to the Independent Trustees for certain specified periods, as well as information regarding Committees of the Board, is set forth in APPENDIX B.

Share Ownership

Information concerning the ownership of Fund shares (i) by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in the Fund and, on an aggregate basis, in the MFS Funds, (ii) by investors who are deemed to “control” the Fund, if any, and (iii) by investors who own 5% or more of any class of Fund shares (if no classes, of the Fund), if any, is set forth in APPENDIX C.

Portfolio Manager(s)

Information regarding other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest of the Fund’s portfolio manager(s), is set forth in APPENDIX D.

Contractual Arrangements

The Fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian, among others, who each provide services to the Fund. Unless expressly stated otherwise, shareholders of the Fund are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Investment Adviser

MFS provides the Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

In rendering investment advisory services to the Fund, MFS may use the resources of one or more foreign (non-U.S.) affiliates of MFS that are not registered under the Investment Advisers Act of 1940, as amended (the Advisers Act) (the MFS Non-U.S. Advisory Affiliates) to provide portfolio management, research and/or trading services to the Fund. Under a Memorandum of Understanding (the MOU), each of the MFS Non-U.S. Advisory Affiliates are “Participating Affiliates” of MFS as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use investment advisory and trading resources of advisory affiliates not registered under the Advisers Act subject to the supervision of the U.S. registered adviser. Any employees of the Participating Affiliates who provide services to the Fund are considered under the MOU to be “associated persons” of MFS as that term is defined in the Advisers Act and are subject to the supervision of MFS.

MFS generally uses an active bottom-up investment approach to buying and selling investments for the Funds. For each Fund, investments are typically selected primarily based on fundamental analysis or, where specified in the Fund’s Prospectus, a blend of fundamental and quantitative research. Fundamental analysis takes into account an issuer’s financial condition and market, economic, political, and regulatory conditions. MFS may consider environmental, social, and governance (ESG) factors in its fundamental investment analysis alongside more traditional economic factors where MFS believes such ESG factors could materially impact the economic value of an issuer. MFS believes that certain ESG factors could materially impact the value of an issuer by representing a source of economic opportunity that contributes to an issuer’s growth and outperformance relative to its peer group or a source of risk that may result in a condition or the occurrence of an event that could have a material negative impact on an issuer’s value. Examples of potentially material ESG opportunities and risks may include, but are not limited to, physical and transitional impacts related to climate change, resource depletion, shifting market or consumer preferences or demand, an issuer’s governance structure and practices, data protection and privacy issues, diversity and labor practices, and regulatory and reputational risks. To account for these factors, MFS’ investment professionals integrate their evaluation of an issuer’s key ESG opportunities and risks into their overall security analysis and investment selection process to the extent that they believe these factors are material to, and have an economic impact on, investment value. In conducting analysis of ESG factors, MFS’ investment professionals may use a variety of tools, including, but not limited to, (i) proprietary issuer and industry research, (ii) internally developed analytical tools designed to evaluate issuer performance and risk-exposure, (iii) scenario analysis evaluating the impact of specific risk events, and (iv) third-party generated issuer and industry research and ratings.

MFS investment and proxy voting professionals may also incorporate ESG factors into their engagement activities when communicating with an issuer’s management team, board of directors, or other representatives in order (i) to better understand the risks and opportunities that a particular ESG issue may present for an issuer; (ii) to communicate MFS’ desired outcome with respect to an ESG issue; or (iii) to inform proxy voting decisions. The extent to which ESG factors impact a Fund’s return will depend on a number of variables, such as a Fund’s investment strategy, the types of asset classes held in a Fund, regional and geographic exposures, and an investment professional’s views and

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analysis of a specific ESG issue. The extent that MFS’ integration of ESG factors into its investment process impacts the investment performance of a Fund may be difficult to quantify and can vary significantly over time.

MFS may also participate in organizations, engagements or other collaborative industry efforts to enhance MFS’ knowledge of specific ESG issues or to further ESG-related initiatives that MFS deems materially impactful to its investment decisions.  For example, MFS has signed the Principles for Responsible Investment (PRI), an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact.  As a signatory to the PRI, where consistent with its fiduciary responsibilities, MFS aspires to incorporate ESG issues into its investment analysis and decision-making processes, as well as its ownership policies and practices.  MFS also seeks to promote acceptance and implementation of the PRI within the investment industry and reports on progress in the effectiveness of such implementation.  While MFS follows the PRI where consistent with its fiduciary responsibilities, signing the PRI is not a legally binding commitment to do so, and MFS may either take actions inconsistent with the PRI or fail to take such actions as would be consistent with the PRI if, in MFS’ judgment, it is in the best economic interests of its clients to do so.

MFS votes proxies on behalf of the Fund pursuant to the proxy voting policies and procedures set forth in APPENDIX E. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting and selecting the Fund’s name, or by visiting the SEC’s website at http://www.sec.gov.

In addition to the conflicts of interest discussed elsewhere in this SAI, MFS may have other conflicts of interest related to its service as investment adviser to the Fund and other funds and accounts (collectively, accounts), its other business activities, and its employees.  In order to minimize conflicts of interest, all employees of MFS are subject to policies and procedures regarding conflicts of interest, appropriate business conduct, confidential and proprietary information, information barriers, private investments, outside business activities, personal trading, gifts and entertainment, political and charitable contributions, and other topics.  These policies and procedures are intended to identify and mitigate conflicts of interest with or among clients, MFS employees, and business partners, and to resolve appropriately any such conflicts of interest that may occur.  There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

MFS advises multiple accounts (including accounts in which MFS or an affiliate have an interest).  Investment and voting decisions made for one or more accounts may compete with, differ from, conflict with, or involve different timing from investment and voting decisions made for the Fund.  MFS’ acting as investment adviser to multiple accounts could have a detrimental effect on the price, terms, or availability of a security with respect to the Fund. In certain instances, there are securities that are suitable for the Fund as well as for one or more other accounts advised by MFS or any subsidiary of MFS (including proprietary accounts) or that MFS believes should no longer be held by the Fund or by such other accounts. It is possible that a particular security is bought or sold for only one account even though it might be held by, or bought or sold for, other accounts. Some simultaneous transactions are inevitable when several accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one account.

The simultaneous management of multiple accounts creates conflicts of interest, particularly in circumstances where MFS or an affiliate has an interest in one or more accounts, where one or more accounts pays higher fees or performance-based fees, or where the availability or liquidity of investment opportunities is limited. MFS has adopted policies and procedures designed to ensure that it does not favor one account over another; however, this does not mean that MFS will treat all accounts identically. When executing orders, MFS may aggregate multiple orders for the same instrument into a single trade as long as aggregation is unlikely to work to the overall disadvantage of any participating account over time. MFS does not generally aggregate orders for proprietary accounts (which are limited to accounts that are managed by MFS for the sole benefit of itself or its subsidiaries) with orders for other client accounts, and will trade for such proprietary accounts in a manner that it believes will not disadvantage other client accounts.  Proprietary accounts do not include accounts that are funded by MFS or its subsidiaries to establish a track record for distribution, accounts that are funded by MFS or a subsidiary and open for sale to third parties, and accounts managed by MFS or its subsidiaries for Sun Life Financial, Inc.  Execution and allocation for such accounts is made on the same basis as other client accounts of MFS.

MFS has adopted policies that it believes are reasonably designed to ensure that when two or more accounts (including accounts in which MFS or an affiliate have an interest) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among accounts in a manner believed by MFS to be fair and equitable to each account over time.  Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.  If MFS executes purchase and sale transactions between the Fund and other accounts managed by MFS or its affiliates (cross-trades), MFS may have an incentive to favor one account over another by exchanging securities at a price that is advantageous to the favored account, or selling illiquid securities from the favored account to another account.  Cross-trade transactions entered into by the Fund are executed in accordance with applicable rules and regulations under the 1940 Act and related policies approved by the Board.  To the extent permitted by applicable law, certain MFS Funds may invest their assets in other funds advised by MFS, including funds that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of fund purchases and redemptions, and increased profitability for MFS and/or its personnel, including portfolio managers.

Investment Advisory Agreement – MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an investment advisory fee, computed and paid monthly, as follows:

For MFS Aggressive Growth Allocation Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.13% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, and Class R4 shares, and 0.05% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

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For MFS Blended Research Growth Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund’s average daily net assets annually up to $1 billion; 0.375% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.35% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Blended Research Mid Cap Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund’s average daily net assets annually up to $1 billion; 0.475% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.84% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.59% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class’ average daily net assets annually for Class R2 shares, and 0.55% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Blended Research Small Cap Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.65% of the Fund’s average daily net assets annually up to $1 billion, 0.60% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.575% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.99% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class’ average daily net assets annually for Class R2 shares, 0.70% of the class’ average daily net assets annually for Class R6 shares, 1.04% of the class’ average daily net assets annually for Class 529A shares, and 1.79% of the class’ average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Blended Research Value Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund’s average daily net assets annually up to $1 billion; 0.375% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.35% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.74% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class’ average daily net assets annually for Class R2 shares, and 0.45% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Conservative Allocation Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, and Class R4 shares, and 0.03% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

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For MFS Emerging Markets Equity Fund, effective August 1, 2021, the management fee set forth in the Investment Advisory Agreement is 1.05% of the Fund’s average daily net assets annually up to $500 million; 0.95% of the Fund’s average daily net assets annually in excess of $500 million and up to $1 billion; 0.90% of the Fund’s average daily net assets annually in excess of $1 billion and up to $4 billion; 0.85% of the Fund’s average daily net assets annually in excess of $4 billion and up to $10 billion; and 0.80% of the Fund’s average daily net assets annually in excess of $10 billion.  For the period from June 1, 2020, to July 31, 2021, the management fee set forth in the Investment Advisory Agreement was 1.05% of the Fund’s average daily net assets annually up to $500 million; 0.95% of the Fund’s average daily net assets annually in excess of $500 million and up to $1 billion; 0.90% of the Fund’s average daily net assets annually in excess of $1 billion and up to $4 billion; and 0.85% of the Fund’s average daily net assets annually in excess of $4 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.31% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.06% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class’ average daily net assets annually for Class R2 shares, and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Growth Allocation Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS International Diversification Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS International Growth Fund, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually up to $1 billion, 0.80% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2 billion, 0.70% of the Fund’s average daily net assets annually in excess of $2 billion and up to $5 billion, 0.65% of the Fund’s average daily net assets annually in excess of $5 billion and up to $10 billion, 0.62% of the Fund’s average daily net assets annually in excess of $10 billion and up to $20 billion, and 0.60% of the Fund’s average daily net assets annually in excess of $20 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets.

For MFS International Intrinsic Value Fund, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually up to $1 billion; 0.80% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2 billion; 0.70% of the Fund’s average daily net assets annually in excess of $2 billion and up to $10 billion; 0.65% of the Fund’s average daily net assets annually in excess of $10 billion and up to $15 billion; 0.55% of the Fund’s average daily net assets annually in excess of $15 billion and up to $20 billion; 0.50% of the Fund’s average daily net assets annually in excess of $20 billion and up to $25 billion; 0.45% of the Fund’s average daily net assets annually in excess of $25 billion and up to $30 billion; 0.43% of the Fund’s average daily net assets annually in excess of $30 billion and up to $35 billion; and 0.41% of the Fund’s average daily net assets annually in excess of $35 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets.

For MFS International Large Cap Value Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $2.5 billion; 0.70% of the Fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.65% of the Fund’s average daily net assets annually in excess of $5 billion and up to $10 billion; 0.62% of the Fund’s average daily net assets annually in excess of $10 billion and up to $20 billion; and 0.60% of the Fund’s average daily net assets annually in excess of $20 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the period from June 30, 2020, to May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.96% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.71% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.71% of the class’ average daily net assets annually for each of Class

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I and Class R4 shares, 1.21% of the class’ average daily net assets annually for Class R2 shares, and 0.67% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Managed Wealth Fund, the management fee set forth in the Investment Advisory Agreement is 0.35% of the Fund’s average daily net assets annually. The underlying funds also pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended May 31, 2021, this management fee reduction amounted to 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that “Total Annual Fund Operating Expenses” do not exceed 0.91% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.16% of the class’ average daily net assets annually for Class R2 shares, and 0.63% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

For MFS Moderate Allocation Fund, the Fund pays no management fee to MFS; however, the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” in the Prospectus. MFS has agreed in writing to bear the Fund’s expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that “Other Expenses” do not exceed 0.10% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least September 30, 2022.

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Independent Trustees and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including: management fees; Rule 12b-1 fees; administrative services fees; Section 529 program management services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start-up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFD, provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific Fund are allocated among the MFS Funds in the Trust in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board or by Majority Shareholder Vote and, in either case, by a majority of the Independent Trustees. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party, on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one MFS Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other MFS Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the amount of assets in the Fund and/or the type of fund.

Shareholder Servicing Agent

MFSC, 100 Hancock Street, North Quincy, MA 02171, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

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In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund.  These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.  MFSC is also reimbursed for payments made under agreements with service providers that provide sub-accounting, transaction processing, and/or other shareholder services (“Shareholder Servicing Payments”), that may include receiving instructions for the purchase, exchange or redemption of shares; preparing and transmitting periodic statements; providing or causing to be provided prospectuses, annual reports, semiannual reports, shareholder notices, and other shareholder communications; providing required tax services and documents; calculating and assessing sales charges; and calculating and recording or distributing distributions to shareholders.  Service providers receive an annualized fee based on the Fund’s average daily net assets serviced by the service provider and/or a fee for each year, or portion thereof, for the Fund account serviced by the service provider.  Payments vary by service provider and may be significant to the service provider.

Proceeds from Fund purchases, redemptions, and distribution payments may be held in one or more demand deposit bank accounts registered to MFSC, who acts as agent for the Fund when opening, closing, and conducting business in the bank account(s).  MFSC may invest overnight balances in money market instruments, including money market funds.  Any balances not invested remain in the bank account(s) overnight.  Pursuant to the Shareholder Servicing Agent Agreement, if MFSC has acted in good faith and with reasonable care, investment risks associated with such bank account(s) are risks of the Fund.

Distributor

MFD, a wholly-owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement. Under the Agreement, MFD agrees to use its best efforts to find purchasers for shares of the Fund.

Program Manager(s) (with respect to 529 Share Classes only)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code through which Class 529A, Class 529B, and Class 529C shares (“529 Share Classes”) are available as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the programs’ compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Agreement, the Fund pays MFD a fee of up to 0.05% annually of the assets attributable to the 529 Share Classes. MFD pays all or a portion of this fee to third parties.

Please consult the program description for your particular qualified tuition program for a discussion of the fees paid to and services received from the program manager.

Custodian

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Blended Research Mid Cap Equity Fund and MFS International Large Cap Value Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Certain Service Provider Compensation

Compensation paid by the Fund to certain of its service providers for advisory services, administrative services, Section 529 program management services (if applicable), and transfer agency-related services, for certain specified periods, is set forth in APPENDIX F.

Code of Ethics

The Fund, MFS, its subadvisor (if applicable), and MFD have adopted separate codes of ethics (“Codes of Ethics”) as required under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of MFS employees and the interests of the Fund. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held, or sold by the Fund.

SALES CHARGES

Sales charges (as applicable) paid for certain specified periods in connection with the purchase and sale of the Fund’s shares are set forth in APPENDIX G.

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DISTRIBUTION PLAN

The Trustees have approved a plan for the Fund in accordance with Rule 12b-1 under the 1940 Act as described in the Fund’s Prospectus (the “Distribution Plan”).  In approving the Distribution Plan, the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements relating to the Distribution Plan (“Distribution Plan Qualified Trustees”), concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan were not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing the Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce the Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may reduce the potential adverse effect of selling the Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by a Majority Shareholder Vote of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund, or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

The Distribution Plan is a compensation plan, meaning that MFD will receive payment without regard to the actual expenses it incurs under the Distribution Plan for distribution and shareholder services.  The distribution and service fees paid to MFD equal on an annual basis up to the following maximum percentages of average daily net assets of the class of the Fund (as applicable):

Class	Maximum Distribution Fee	Maximum Service Fee	Maximum Total Distribution and Service Fee
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class B1	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

In certain circumstances, the fees described above may be wholly or partially waived, or do not apply to certain Funds. The distribution fee may be waived from time to time pursuant to Rule 2341 of the Financial Industry Regulatory Authority (“FINRA”).

MFD has voluntarily agreed to rebate to the class a portion of each class’ 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.  Current distribution and service fees for the Fund are reflected under the caption “Description of Share Classes – Distribution and Service Fees” in the Prospectus.

Service Fees

The Distribution Plan provides that the Fund pays MFD a service fee as described above based on the average daily net assets attributable to the Designated Class (i.e., Class A, Class B, Class B1, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, or Class R3 shares), as applicable, annually.  MFD may, at its discretion, retain all or a portion of such payments or pay all or a portion of such payments to financial intermediaries. Service fees compensate MFD and/or financial intermediaries for shareholder servicing and account maintenance activities, including shareholder recordkeeping (including assisting in establishing and maintaining customer accounts and records), transaction processing (including assisting with purchase, redemption and exchange requests), shareholder reporting, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, forwarding certain shareholder communications from the Fund to customers, corresponding with shareholders and customers regarding the Fund (including receiving and responding to inquiries and answering questions regarding the Fund), and aiding in maintaining the investment of their respective customers in the Fund. Financial intermediaries may from time to time be required to meet certain criteria established by MFD in order to receive service fees.

Distribution Fees

The Distribution Plan provides that the Fund pays MFD a distribution fee as described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD’s obligations under its distribution agreement with the Fund. Distribution fees compensate MFD and/or financial intermediaries for

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their expenses in connection with the distribution of Fund shares, including commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation and printing of sales literature, personnel, travel, office expense and equipment, payments made to wholesalers employed by MFD (employees may receive additional compensation if they meet certain targets for sales of the Fund), and other distribution-related expenses. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its Distribution Agreement with the Fund.

Distribution and Service Fees Paid to MFD

Payments made by the Fund under the Fund’s Distribution Plan for the Fund’s most recent fiscal year are set forth in APPENDIX H.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may pay commissions, Rule 12b-1 distribution and service fees, and 529 administrative services fees (if applicable), shareholder servicing fees, and other payments to financial intermediaries that sell Fund shares as described in APPENDIX I.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Set forth in APPENDIX J is a description of investment strategies which the Fund may generally use in pursuing its investment objective(s) and investment policies to the extent such strategies are consistent with its investment objective and investment policies, and a description of the risks associated with these investment strategies. Set forth in APPENDIX K is a description of investment restrictions to which the Fund is subject.

NET INCOME AND DISTRIBUTIONS

The Fund intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Fund consists of non-capital gain income less expenses. In addition, the Fund intends to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of such distributions, including whether any portion represents a return of capital, after the end of each calendar year.

TAX CONSIDERATIONS

The following discussion is a brief summary of some of the important U.S. federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund will have on their own tax situations.

Tax Treatment of the Fund

Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a “regulated investment company” under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

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For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment can depend on the terms and conditions of that investment.  In some cases, such identification may be uncertain under current law, and future Internal Revenue Service (“IRS”) guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.  In the case of the Fund’s investment in loan participations, the Fund will treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above.  Finally, for purposes of this diversification requirement, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to any U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code.  The Fund’s foreign-source income, gains, or proceeds, if any, may be subject to foreign withholding or other taxes, which could decrease the Fund’s return on the underlying investments.  Shareholders of the Fund should review “Taxation of Shareholders” below for further information regarding the tax implications of their investment in the Fund.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a “regulated investment company” accorded special tax treatment for such year, the Fund would be subject to federal income tax on all of its taxable income at corporate rates, and Fund distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable as ordinary income to the shareholders.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below).  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards).  Any taxable income, including any net capital gain, retained by the Fund will generally be subject to tax at the Fund level at regular corporate rates.

If the Fund fails to distribute in a calendar year substantially all (at least 98%) of its ordinary income for such year and substantially all (at least 98.2%) of its capital gain net income for the one-year period ending October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.  For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects) are treated as arising on January 1 of the following calendar year; in the case of a Fund that is permitted to make and makes the election to use December 31 as described above, there will be no gains or losses eligible to be so treated. Also, for purposes of the excise tax, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year.  A dividend paid to shareholders by the Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income.  Instead, subject to certain limitations, the Fund may carry forward a net capital loss from any taxable year to offset capital gains, if any, realized during a subsequent taxable year without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. Capital loss carryforwards are reduced to the extent they offset current year net realized capital gains, whether the Fund retains or distributes such gains. See the Fund’s most recent annual shareholder report for the Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (defined below), its taxable income and its earnings and profits, a regulated investment company may elect to treat any post-October capital loss (defined as any net capital loss, attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary losses, if any, from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary losses, if any, attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Massachusetts Taxes — As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

Taxation of Shareholders

Tax Treatment of Distributions — Shareholders of the Fund generally will have to pay federal income tax and any applicable non-U.S., state or local income taxes on the dividends and “Capital Gain Dividends” (as defined below) they receive from the Fund.  Except as described below, any distributions from ordinary income or from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes whether paid in cash or reinvested in additional shares.

Qualified dividend income received by an individual will be taxed at the reduced rates applicable to net capital gains, provided holding period and other requirements are met.  In order for some portion of the Fund’s dividends to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the Fund shareholder must meet holding period and other requirements with respect to the Fund’s shares.  In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2)

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to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a non-U.S. corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a non-U.S. corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.

In general, a distribution of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.  If the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income for that taxable year, then 100% of the Fund’s dividends (other than Capital Gain Dividends), will be eligible to be treated as qualified dividend income.  For this purpose, in the case of a sale or other disposition by the Fund of stock or securities, the only gain included in the term “gross income” is the excess of net short-term capital gain from such sales or dispositions over the net long-term capital loss from such sales or dispositions.

Distributions of net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or reinvested in additional shares, are taxable to shareholders for U.S. federal income tax purposes as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates, without regard to the length of time the shareholders have held their shares.

The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

Under Treasury Regulations, distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified real estate investment trust (REIT) dividends in the hands of non-corporate shareholders.  Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations.  Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders.  A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property.  The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to any future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund’s investments in master limited partnerships (“MLPs”) will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.  For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends, defined below) as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares.  Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Any Fund dividend that is declared in October, November, or December of any calendar year, payable to shareholders of record in such a month and paid during the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.  The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution.  If you buy shares when a Fund has unrealized or realized but not yet distributed ordinary income or capital gains, such income or gain will be included in the price you pay for the shares, and you may receive a portion back as a taxable distribution even though such distribution may economically represent a return of your investment.

If the Fund holds, directly or indirectly, one or more “tax credit bonds” issued on or prior to December 31, 2017 (including build America bonds issued on or before December 31, 2010, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund.  In such a case, shareholders must include in gross income (as interest) their proportionate share of the amount of those offsetting tax credits.  A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code.  Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Capital Loss Carryforwards — Distributions from capital gains are generally made after applying any available capital loss carryforwards.  For details regarding capital loss carryforwards, please see “Tax Treatment of the Fund” above.  Additionally, the amounts and expiration dates, if any, of any capital loss carryforwards available to the Fund are shown in the notes to the financial statements for the Fund.

Dividends-Received Deduction —  In general, dividends of net investment income received by corporate shareholders of the Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations, provided the shareholder otherwise qualifies for the deduction with respect to its holding of Fund shares.  Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may result in certain basis adjustments. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, generally will not qualify for the dividends received deduction.

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Disposition of Shares — In general, any gain or loss realized upon a disposition of Fund shares by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as a short-term capital gain or loss.  However, any loss realized upon a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.  Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the wash-sale rules as described in the Code if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares Purchased Through Tax-Qualified Plans — Distributions by the Fund to retirement plans that qualify for tax-advantaged treatment under U.S. federal income tax laws will not be taxable.  Special tax rules apply to investments through such plans.  You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

U.S. Taxation of Non-U.S. Persons — Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“Non-U.S. Shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, (3) interest-related dividends, each as defined and subject to certain conditions described below, and (4) exempt-interest dividends, if any, generally will not be subject to withholding of U.S. federal income tax.  However, such dividends may be subject to backup withholding, as discussed below.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for short-term capital gain dividends and Capital Gain Dividends do not apply to (A) distributions to an individual Non-U.S. Shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States, under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividend. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to Non-U.S. Shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If a beneficial holder who is a Non-U.S. Shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Special rules apply to distributions to Non-U.S. Shareholders from a Fund that is a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition described below.  Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC or former USRPHC.  Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets.  A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC.  Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exclusions do not apply for purposes of determining whether the Fund is a QIE.

If the Fund were a QIE, any distributions by the Fund (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPIs gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s Non-U.S. Shareholders and would be subject to U.S. tax withholding.

In addition, such distributions could result in the Non-U.S. Shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. Shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. Shareholder’s current and past ownership of the Fund.  Non-U.S. Shareholders of the Fund are also subject to wash-sale rules to prevent the avoidance of the tax-filing and tax-payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, if an interest in the Fund were a USRPI, the Fund typically would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically would be required to file a U.S. income tax return for the year of the disposition of the Fund shares and pay any additional tax due on the gain.

Under U.S. federal tax law, a beneficial holder of shares who is a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected

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with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the shares are USRPIs.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form).  Non-U.S. Shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to non-U.S. entities treated as partnerships for U.S. federal income tax purposes and those holding Fund shares through non-U.S. partnerships.  Additional considerations may apply to non-U.S. trusts and estates.  Investors holding Fund shares through non-U.S. entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above. Non-U.S. investors in the Fund should consult their tax advisers with respect to the potential application of these rules.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts — Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).  Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements — Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government.  If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays.  The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays.  If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Backup Withholding — The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, including Capital Gain Dividends, redemption proceeds and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Shareholder) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding.  Shareholders who are neither citizens nor residents of the United States may qualify for exemption from backup withholding and should consult their tax advisers in this regard.  The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends.

Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Income Taxation of a Non-U.S. Shareholder — Distributions received from the Fund by a Non-U.S. Shareholder may also be subject to tax under the laws of the Non-U.S. Shareholder’s own jurisdiction.

State and Local Income Taxes: U.S. Government Securities — Dividends paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes.  The Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest.  Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Tax Shelter Reporting — Under Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders should consult their tax advisers to determine the applicability of these Regulations in light of their individual circumstances.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain obligations purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments.  To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.  Such investments may also affect the character of income recognized by the Fund.

Investments in debt obligations that are at risk of, or in, default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and, if so, to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations between principal and income.  These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond.  In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds

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acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.  In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

Any investment by the Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.  Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly.  As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”) (see below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions notwithstanding any exemption therefrom otherwise available under the Code.

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the regulated investment company.  Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to CRTs that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs.  Under legislation enacted in December 2006, a charitable remainder trust, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI.  Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.”  Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate.  The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear.  To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.  The Fund has not yet determined whether such an election will be made.  CRTs are urged to consult their tax advisers concerning the consequences of investing in the Fund.

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders.  For example, certain positions held by the Fund may be “Section 1256 contracts.” On the last business day of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code), these positions will be marked to market (i.e., treated as if closed out on that day), and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss (except that foreign currency gain or loss arising from Section 1256 contracts may be ordinary in character).  Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute “straddles” for federal income tax purposes.  The straddle rules may cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses and long-term capital gains into short-term capital gains.  Certain tax elections exist for straddles that may alter the effect with respect to these investments.  These rules can cause the Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund and additional taxable distributions to shareholders.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.  The Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions, as well as any commodity-related investments, to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income.  If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from any tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If the Fund’s

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book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Special tax considerations apply with respect to any foreign investments by the Fund.  Foreign exchange gains and losses realized by the Fund may be treated as ordinary income and loss.  The Code grants the Secretary of Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income for purposes of the qualifying income test for regulated investment companies described earlier, in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities).  If the Secretary of the Treasury were to issue such regulations, a Fund may need to change its investment practices in order to qualify as a regulated investment company.  In addition, there is a remote possibility that such regulations may be applied retroactively.

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from such PFIC or on proceeds received from the disposition of shares in such PFIC.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may elect to avoid the imposition of that tax.  For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”  Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Investment income received by the Fund and gains and proceeds with respect to foreign securities may be subject to foreign withholding or other taxes.  The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income or gains; the Fund intends to qualify for treaty-reduced rates where available.  It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

If more than 50% of the total assets of a Fund consists of direct investments in foreign securities at the close of its taxable year, the Fund may elect to “pass through” to its shareholders foreign income taxes paid by it.  In addition, a “qualified fund of funds” (a regulated investment company at least 50% of the total assets of which are represented by interests in other regulated investment companies (for purposes of this section, “Underlying Funds”) at the close of each quarter of its taxable year) will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying Funds that themselves make such an election. If the Fund so elects, shareholders will be required to treat their pro rata portions of qualified taxes paid by the Fund, and, in the case of a qualified fund of funds, paid by the Underlying Funds, to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code, as part of the amounts distributed to them by the Fund, and thus to include those portions in their gross income for federal income tax purposes in the year the foreign income tax was paid.  Provided certain conditions are met and subject to limitation, a shareholder who includes such foreign income taxes paid by the Fund in its gross income may be able to claim a credit or deduction.  No deduction will be permitted for individuals in computing their alternative minimum tax liability.  Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. If the Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.  In addition, investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

If the Fund qualifies as a “qualified fund of funds” (defined above), it will be permitted to distribute “exempt-interest dividends” under the Code and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying Funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.  Such distributions may be treated as an item of tax preference for individual shareholders under the federal alternative minimum tax and may be subject to state and local taxes.  Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

Investments in Underlying Funds — If the Fund invests all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from the Underlying Funds’ income and gains and gains and losses on the dispositions of shares of Underlying Funds.  To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Fund will not be able to benefit from those losses until and only to the extent that (i) the Underlying Fund realizes capital gains that can be reduced by those losses, or (ii) the Fund recognizes its share of those losses (so as to offset distributions or capital gains from other Underlying Funds) when it disposes of shares of the Underlying Fund in a transaction qualifying for sale or exchange treatment.  Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction.  In particular, the Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income, which includes distributions of any net short-term capital gains realized by an Underlying Fund.

In addition, in certain circumstances, the wash-sale rules under Section 1091 of the Code may apply to the Fund’s sales of Underlying Fund shares that have generated losses.  A wash sale occurs if shares of an Underlying Fund are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying Fund 30 days before or after the date of the sale.  The wash-sale rules could defer losses of the Fund on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the Fund were to own 20% or more of the voting interests of an Underlying Fund, subject to a safe harbor in respect of certain fund of funds arrangements, the Fund would be required to “look through” the Underlying Fund to its holdings and combine the appropriate

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percentage (as determined pursuant to the applicable Treasury Regulations) of the Underlying Fund’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds.  For similar reasons, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., capital gains as compared to ordinary income, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.

If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as “qualified dividend income” as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

If the Fund receives dividends from an Underlying Fund, and the Underlying Fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the Underlying Fund.

The fact that the Fund achieves its investment objectives by investing in Underlying Funds will generally not adversely affect the Fund’s ability to pass on to Non-U.S. Shareholders any (see discussion under “U.S. Taxation of Non-U.S. Persons” above) of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund’s qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund’s net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a Non-U.S. Shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.

If an Underlying Fund in which the Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets the shareholder notice and other requirements.

A “qualified fund of funds” (defined above) is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of interest on tax-exempt obligations and exempt-interest dividends it receives from Underlying Funds.  Further, as noted above, a qualified fund of funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the qualified fund of funds or by an Underlying Fund that itself elected to pass such taxes through to shareholders, so that shareholders of the qualifying fund of funds will be eligible to claim a tax credit or deduction for such taxes.  However, even if a qualified fund of funds qualifies to make such election for any year, it may determine not to do so.  For further considerations pertaining to foreign taxes paid by the Fund, see “Certain Investments” above.

Special Considerations for 529 Share Classes

The following special consideration applies specifically to the ownership of a Fund’s 529 Share Classes through a tuition program that qualifies under Section 529 of the Code.

The 529 Share Classes are an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn.  Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year.  State and local taxes may still apply.  These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax unless such amounts are transferred within 60 days to another tuition program for the same designated beneficiary (only one such transfer may be made in any 12 month period) or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied.  The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution.  Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities and other instruments for the Fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity. When making trading decisions, MFS can select strategies or methods or directly select venues in order to seek best execution for client transactions.  These decisions are influenced by a number of factors that are described more specifically below.

MFS seeks best execution for the Fund by executing transactions in such a manner that the Fund’s total costs or proceeds in each transaction are the most favorable under the circumstances. Trading practices differ with respect to fixed income and equity securities, and the discussion of trading practices below will differ depending on security type. MFS seeks to deal with broker/dealers reasonably expected to seek and provide best execution and related services. The specific criteria used in selecting a broker/dealer will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select among multiple broker/dealers.  MFS defines best execution as a process that seeks to execute portfolio transactions that MFS believes will provide the most favorable qualitative execution, including execution price and commission, spread, or other transaction costs, reasonably available under the circumstances.  This process involves the evaluation of the trading process and execution results over extended periods.  In seeking best execution, MFS takes into

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account several factors that it considers to be relevant, which include without limitation and in no particular order, the following:  price; the size of the transaction; the nature of the market or the security; the amount of the commission or “spread”; the timing and potential for impact of the transaction, considering market prices and trends; the reputation, experience, and stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions.

MFS places trades in various manners including through different broker/dealers, agency brokers, principal market-making dealers, smaller brokers and dealers, which may specialize in particular regions or asset classes, futures commission merchants, and OTC derivatives dealers (each, a “broker/dealer” for purposes of the discussion in this section).  MFS also utilizes electronic trading platforms, including electronic communications networks (ECNs) (including, without limitation, multilateral trading facilities (MTFs), and alternative trading systems (ATSs)).  These trading platforms often, in the case of equity transactions, execute transactions at a commission rate lower than that charged by a full-service broker/dealer.  Additionally, subject to its obligation to seek best execution, MFS may also execute transactions with Luminex Trading & Analytics LLC (Luminex), an ATS of which MFS owns an approximately 4.9% stake.  While there may appear to be an economic incentive for MFS to route orders to Luminex to enhance its profitability, Luminex’s objective is to run as close to break-even as possible while remaining financially sound and self-sustaining.  Since Luminex does not currently seek to earn a profit on transactions, MFS would not expect to realize an economic incentive by routing more trades to Luminex.

In certain circumstances, such as a “buy-in” for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure.  For example, if a Fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, (i.e., effect a “buy-in”, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense).  Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold.  If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Brokers/dealers generally will either receive (i) a commission, which is generally negotiable and can vary depending on the type of broker/dealer and market, or (ii) for trades executed on a “net” basis in lieu of a commission, a “spread” representing the difference (or a portion of the difference) between the buying price and the selling price.    Foreign equity securities are typically subject to a fixed notional commission rate which is negotiated on a country-by-country basis. Commissions in the U.S. are typically measured in cents per share, while commissions in most non-U.S. jurisdictions are typically measured in basis points. Fixed income transactions are generally traded in the over the counter market and do not include a stated commission.  As described above, the broker/dealer in a fixed income transaction typically retains the spread or a portion of the spread. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Transaction costs related to trading may include market impact costs and opportunity costs in addition to dealer spreads and commission costs.

Commission rates for equity securities and some derivatives will vary depending upon the trading methods, venues, and broker/dealers selected, as well as the market(s) in which the securities are traded and their relative liquidity.  As noted above, MFS can utilize a variety of broker/dealers and trading venues and strategies in order to seek best execution for client transactions.  MFS evaluates various factors in selecting broker/dealers to execute trades, including the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, execution services, and accommodation of MFS’ special needs.  MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.  With respect to transactions in derivatives, MFS trades only with broker/dealers with whom it has legally-required or client-requested documentation in place.

MFS utilizes a global investment platform built on the principle of close collaboration among members of its investment team, where research and investment ideas are shared.  MFS investment professionals rely on their own internal research in making investment decisions even though they utilize external research provided by brokers or other research providers to help develop investment ideas.  External research is also used to help understand market consensus, sentiment, or perception, and identify relative inefficiencies more quickly and effectively.

MFS makes decisions on the procurement of external research separately and distinctly from decisions on the selection of brokers that execute transactions for the Fund. MFS will only execute a transaction with a broker/dealer who provides external research when, in MFS’s judgment, the broker/dealer is capable of providing best execution for that transaction.  However, as  permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), MFS may cause the Fund to pay a broker/dealer that provides “brokerage and research services” (as defined in Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided viewed in terms of MFS’ overall responsibilities to the Fund.  The brokerage and research services received may be useful and of value to MFS in serving both the accounts that generated the commissions and other clients of MFS.  Accordingly, not all of the research and brokerage services provided by brokers through which the Fund’s securities transactions are effected may be used by MFS in connection with the Fund whose account generated the brokerage commissions.

MFS has undertaken to bear the costs of external research for all accounts it advises, either by paying for external research out of its own resources, or by voluntarily reimbursing clients from its own resources for excess commissions paid to obtain external research.  For accounts subject to a regulatory prohibition on the payment of excess commissions for research, including accounts that are directly or indirectly subject to the Markets in Financial Instruments Directive in the EU or U.K. (“MiFID II accounts”), MFS will pay for external research out of its own resources.   For all other accounts, MFS operates a commission sharing arrangement that generates commission “credits” for the purchase of external research from commissions on equity trades in a manner consistent with Section 28(e). Under this arrangement MFS may cause a client to pay commissions in excess of what the broker/dealer or other brokers might have charged for certain transactions in recognition of brokerage and research services provided by the executing broker/dealer.  MFS has voluntarily undertaken to reimburse clients from its own resources in an amount equal to all commission credits generated under this arrangement.

The research services obtained by MFS through the use of commission credits may include: access to corporate management; industry conferences; research field trips to visit corporate management and/or to tour manufacturing, production or distribution facilities; statistical,

17

research and other factual information or services such as investment research reports; access to analysts; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations.

Through the use of eligible brokerage and research services acquired with commission credits, MFS initially avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such services with its own resources.  As a result, the Fund pays more for its portfolio transactions in the first instance than if MFS caused the Fund to pay execution only rates. However, because MFS has voluntarily undertaken to reimburse clients from its own resources for commission credits generated from client brokerage, MFS ultimately assumes the additional expenses that it would incur if it purchased external research with its own resources.  If MFS determined to discontinue this voluntary undertaking, it may have an incentive to select or recommend a broker/dealer based on its interest in receiving external research rather than the Fund’s interest in receiving lower commission rates.

Although MFS generally bears the costs of external research, MFS generally does not pay or reimburse clients with respect to research that is generally made available by a broker/dealer to all of its customers and that MFS generally considers to be of de minimis value, or for external research provided by executing brokers in fixed income transactions that incur mark-ups, mark-downs, and other fees rather than commissions.  With respect to fixed income, MFS believes that executing brokers in fixed income transactions do not charge lower mark-ups, mark-downs, commission equivalents or other fees if clients forego research services.  Consequently, MFS does not believe it pays higher mark-ups, mark-downs, commission equivalents or other fees to brokers on fixed income transactions than it would if it did not receive any research services from brokers.  MFS will pay an estimated amount for fixed income research out of its own resources with respect to MiFID II accounts, but not other client accounts. MFS may also execute purchase and sale transactions between the Fund and other funds or accounts managed by MFS or its affiliates (cross-trades).  Cross-trade transactions entered into by the Fund are executed in accordance with applicable rules under the 1940 Act and related policies approved by the Board.

Brokerage commissions paid by the Fund for certain specified periods and information concerning purchases by the Fund of securities issued by its regular broker/dealers for its most recent fiscal year are set forth in APPENDIX L.

DISCLOSURE OF PORTFOLIO HOLDINGS AND OTHER FUND INFORMATION

The Fund may from time to time make available to the public information about the Fund on mfs.com, Facebook, Twitter, YouTube, LinkedIn, and/or other social media.

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’ general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an “Authorized Person”).

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on mfs.com in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund’s Prospectus.

Holdings also include short positions, if any. For certain MFS Funds that invest in other MFS Funds (other than money market funds), the top 10 holdings and full holdings are aggregated holdings, including fund holdings and the holdings of non-money market funds in which the fund invests. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on mfs.com and/or in a press release, information about the holdings of the Fund in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which mfs.com information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times, including disclosure of certain portfolio holdings each business day. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers.  In addition, information about non-public portfolio holdings information attributable to other accounts managed or advised by MFS or its affiliates may be made available to one or more affiliated or unaffiliated service providers to those accounts. Some of these registered investment companies, sub-advised funds, separate accounts, unregistered products, and other accounts, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain MFS Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on

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mfs.com (assuming that it discloses in its Prospectus that such information is available on mfs.com; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation.  In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates, or to the disclosure of portfolio holdings as may be required by applicable law, rules, or regulations.

With respect to non-public portfolio holdings provided to employees and contractors of MFS or its subsidiaries, employees and contractors of MFS and its subsidiaries are subject to corporate policies which prohibit use of portfolio holdings information for personal benefit or to benefit others.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Chief Compliance Officer and the Board of the Fund. MFS also reports to the Board of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively “Fund representatives”) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Fund, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings. Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on APPENDIX M or permit the recipients identified in APPENDIX M to have access to non-public Fund portfolio holdings, on an ongoing basis.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the New York Stock Exchange (the NYSE) is open for trading. (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day.) This determination is made once each day as of the close of regular trading on the NYSE (generally, 4 p.m., Eastern time) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the

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number of Fund shares outstanding for that class (or if no classes, for that Fund). Net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. In accordance with regulations for regulated investment companies, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Open-end investment companies are generally valued at their net asset value per share.  The underlying investments of open-end investment companies managed by MFS are valued as described below.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price for such security on their primary market or exchange as provided by a third-party pricing service. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid for such instrument as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost for such instrument, which approximates market value.

Exchange-traded options generally are valued at the last sale or official closing price for such option on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation for such option on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation for such option. Foreign currency options are generally valued at a valuation for such option provided by a third-party pricing service.

Futures contracts generally are valued at last posted settlement price for such contract on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation for such contract on their primary exchange, as provided by a third-party pricing service.

Forward foreign currency exchange contracts generally are valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Swaps generally are valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board has reserved the right to create and issue additional series and classes of shares.

Each shareholder of the Fund or class is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such Fund or class, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

Except in limited circumstances, the Board may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.  The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable.  The Trust, or any series or class, may reincorporate or reorganize without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time:  1) by a Majority Shareholder Vote; or 2) by the Board by written notice to the shareholders of the Trust, any series of the Trust, or any class of any series.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.  Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the Prospectus for the Fund.

The Board may cause a shareholder’s shares to be redeemed for any reason under terms set by the Board, including, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Board, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Board determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer).

Under the Trust’s Declaration of Trust, the Fund may convert to a master/feeder structure or a fund-of-funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a fund-of-funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

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The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Board, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Board individually but only upon the property of the Trust, and that the Board will not be liable for any action or failure to act, but nothing in the Trust’s Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Board bring such suit unless there would be irreparable injury to the Fund or if a majority of the Board (or a majority of the Board on any committee established to consider the merits of such action) have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Trust’s Declaration of Trust.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended May 31, 2021, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon its authority as an expert in accounting and auditing.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, and MFS International Diversification Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended May 31, 2021, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon its authority as an expert in accounting and auditing.

The Fund’s Financial Statements and Financial Highlights and the report of the independent registered public accounting firm are located in the Fund’s Annual Report to shareholders, which is set forth in Item 1 of the Fund’s Form N-CSR available at the hyperlink noted below for the Trust.

MFS Series Trust X

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APPENDIX A - TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of September 1, 2021, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEES

Robert J. Manning(3) age 57	Trustee	February 2004	136	Massachusetts Financial Services Company, Non-Executive Chairman (since January 2021); Director; Chairman of the Board; Executive Chairman (January 2017-2020); Co-Chief Executive Officer (2015-2016)

Michael W. Roberge(3) age 54	Trustee	January 2021	136

Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director;  President (until December 2018); Chief Investment Officer (until December 2018); Co-Chief Executive Officer (until December 2016)

INDEPENDENT TRUSTEES

John P. Kavanaugh age 66	Trustee and Chair of Trustees	January 2009	136	Private investor

Steven E. Buller age 70	Trustee	February 2014	136	Private investor

John A. Caroselli age 67	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)

Maureen R. Goldfarb age 66	Trustee	January 2009	136	Private investor

Peter D. Jones age 66	Trustee	January 2019	136	Private investor

A - 1

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
James W. Kilman, Jr. age 60	Trustee	January 2019	136

Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 – May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage -  Financial Institutions Investment Banking Group (until 2016)

					alpha-En Corporation, Director (2016 - 2019)

Clarence Otis, Jr. age 65	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director

Maryanne L. Roepke age 65	Trustee	May 2014	136	Private investor

Laurie J. Thomsen age 64	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

OFFICERS

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 47	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Kino P. Clark(3) age 53	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr.(3) age 54	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)

A - 2

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Thomas H. Connors(3) age 61	Assistant Secretary and Assistant Clerk	September 2012	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

David L. DiLorenzo(3) age 53	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin(3) age 54	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)

Brian E. Langenfeld(3) age 48	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

Amanda S. Mooradian(3) age 42	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

Susan A. Pereira(3) age 50	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kasey L. Phillips(3) age 50	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President

Matthew A. Stowe(3) age 46	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Martin J. Wolin(3) age 53	Chief Compliance Officer	July 2015	136	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer

James O. Yost(3) age 61	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President

(1)             Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise.  For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(2)    Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).

(3)           “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones, Kilman, and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Fund on January 1, 2021, and Messrs. Jones and Kilman became Trustees of the Fund on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

A - 3

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 2004.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustees:

Robert J. Manning

Mr. Manning is Non-Executive Chairman of MFS (the MFS Funds’ investment adviser) and is Chairman of its Board. He has substantial executive and investment management experience, having worked for MFS for over 30 years.

Michael W. Roberge

Mr. Roberge is Chairman and Chief Executive Officer of MFS (the MFS Funds’ investment adviser) and is a member of the firm’s Management Committee and Board of Directors. As Chief Executive Officer, Mr. Roberge sets the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm.  He has substantial executive and investment management experience, having worked for MFS for over 20 years.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry.  Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. (“BlackRock”), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes.  Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board.  He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.

John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Peter D. Jones

Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry.  Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc.  Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds).  Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia.  Mr. Jones is a member of the Investment Committee and a former trustee of the Florida State University Foundation.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

A - 4

James W. Kilman, Jr.

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry.  Mr. Kilman is currently a Senior Advisor to Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office merchant bank that makes and manages investments and oversees philanthropic activities.  Previously, Mr. Kilman served as the Chief Financial Officer of Burford Capital Limited.  Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co.  Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division’s Mortgage Department at Goldman Sachs & Co.  Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies.  He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

A - 5

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

The Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

	Name and Position
	Interested Trustees			Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Michael W. Roberge[1]	Robin A. Stelmach[2]	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS Aggressive Growth Allocation Fund[3]	Not Applicable	Not Applicable	Not Applicable	$4,031	$3,984	$3,984	$3,910	$4,468	$3,927	$3,927	$4,002	$3,984
MFS Blended Research Growth Equity Fund[3]	Not Applicable	Not Applicable	Not Applicable	$798	$793	$793	$786	$840	$788	$788	$795	$793
MFS Blended Research Mid Cap Equity Fund[3]	Not Applicable	Not Applicable	Not Applicable	$931	$923	$923	$911	$1,003	$914	$914	$926	$923
MFS Blended Research Small Cap Equity Fund[3]	Not Applicable	Not Applicable	Not Applicable	$859	$853	$853	$843	$915	$846	$846	$855	$853
MFS Blended Research Value Equity Fund[3]	Not Applicable	Not Applicable	Not Applicable	$792	$787	$787	$780	$832	$782	$782	$789	$787
MFS Conservative Allocation Fund[3]	Not Applicable	Not Applicable	Not Applicable	$5,171	$5,094	$5,094	$4,971	$5,894	$4,999	$4,999	$5,122	$5,094
MFS Emerging Markets Equity Fund[3]	Not Applicable	Not Applicable	Not Applicable	$7,094	$6,973	$6,973	$6,780	$8,226	$6,819	$6,819	$7,012	$6,973
MFS Growth Allocation Fund[3]	Not Applicable	Not Applicable	Not Applicable	$9,261	$9,139	$9,139	$8,944	$10,406	$8,990	$8,990	$9,184	$9,139
MFS International Diversification Fund[3]	Not Applicable	Not Applicable	Not Applicable	$14,551	$14,213	$14,213	$13,672	$17,730	$13,888	$13,888	$14,429	$14,213
MFS International Growth Fund[3]	Not Applicable	Not Applicable	Not Applicable	$10,894	$10,694	$10,694	$10,375	$12,767	$10,476	$10,476	$10,795	$10,694
MFS International Intrinsic Value Fund[3]	Not Applicable	Not Applicable	Not Applicable	$14,789	$14,419	$14,419	$13,826	$18,271	$14,067	$14,067	$14,659	$14,419
MFS International Large Cap Value Fund[4]	Not Applicable	Not Applicable	Not Applicable	$8,440	$8,305	$8,305	$8,088	$9,714	$8,088	$8,088	$8,305	$8,305
MFS Managed Wealth Fund[3]	Not Applicable	Not Applicable	Not Applicable	$275	$273	$273	$269	$297	$270	$270	$274	$273
MFS Moderate Allocation Fund[3]	Not Applicable	Not Applicable	Not Applicable	$9,644	$9,511	$9,511	$9,299	$10,891	$9,349	$9,349	$9,561	$9,511
Retirement Benefits Accrued as Part of Fund Expense[3]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Total Trustee Compensation Paid by Fund and Fund Complex[5]	Not Applicable	Not Applicable	Not Applicable	$411,561	$405,311	$405,311	$395,311	$470,311	$399,311	$399,311	$409,311	$405,311

1 Mr. Roberge became a Trustee of the Fund on January 1, 2021.

2 Ms. Stelmach retired as Trustee of the Fund on December 31, 2020.

3 For the fiscal year ended May 31, 2021.

4 Estimated amounts for the fiscal year ended May 31, 2022.

5 For the calendar year 2020 for 132 funds that paid Trustee compensation.

B - 1

Committees

As of September 1, 2021, the Board has established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
AUDIT COMMITTEE	8

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund. Reviews and evaluates the contractual arrangements of the Fund relating to custody and fund accounting services, and makes recommendations to the full Board on these matters.

			Buller*, Kilman, Jr.*, Otis, Jr.*, and Roepke*

COMPLIANCE COMMITTEE	5

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Chief Compliance Officer assists the Committee in carrying out its responsibilities.

			Goldfarb*, Jones*, Otis, Jr.*, and Roepke*

CONTRACTS REVIEW COMMITTEE	6

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board on these matters.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, and Thomsen)

NOMINATION AND COMPENSATION COMMITTEE	3

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the Independent Trustees.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, and Thomsen)

B - 2

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	5

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust’s borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, and Thomsen)

PRICING COMMITTEE	5

Oversees the determination of the value of the portfolio securities and other assets held by the Fund and determines or causes to be determined the fair value of securities and assets for which market quotations are not “readily available” in accordance with the 1940 Act. The Committee delegates primary responsibility for carrying out these functions to MFS and MFS’ internal valuation committee pursuant to pricing policies and procedures approved by the Committee and adopted by the full Board. These policies include methodologies to be followed by MFS in determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available, and the Committee approves and/or ratifies these fair values. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess the quality of fair valuation and other pricing determinations made pursuant to the Fund’s pricing policies and procedures, and to review and assess the policies and procedures themselves. The Committee also exercises the responsibilities of the Board under the Policy for Compliance with Rule 2a-7 approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act. The Committee also reviews and evaluates the contractual arrangements of service providers relating to the pricing and valuation of the Fund’s portfolio securities and other assets.

			Buller*, Caroselli*, Kilman, Jr.*, and Thomsen*

SERVICES CONTRACTS COMMITTEE	5

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, sub-transfer agency, and administrative services, and makes recommendations to the full Board on these matters.

			Caroselli*, Goldfarb*, Jones*, and Thomsen*

1                   For the fiscal year ended May 31, 2021.

*                 Independent Trustees.  Although Mr. Kavanaugh is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Board.

B - 3

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of September 1, 2021, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund’s shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2020.

The following dollar ranges apply:

N.  None

A.  $1 – $10,000

B.  $10,001 – $50,000

C.  $50,001 – $100,000

D.  Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Aggressive Growth Allocation Fund	Dollar Range of Equity Securities in MFS Blended Research Growth Equity Fund	Dollar Range of Equity Securities in in MFS Blended Research Mid Cap Equity Fund	Dollar Range of Equity Securities in MFS Blended Research Small Cap Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Value Equity Fund	Dollar Range of Equity Securities in MFS Conservative Allocation Fund	Dollar Range of Equity Securities in MFS Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Growth Allocation Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	D	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	A
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	B	N
James W. Kilman, Jr.	N	N	B	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS International Diversification Fund	Dollar Range of Equity Securities in MFS International Growth Fund	Dollar Range of Equity Securities in MFS International Intrinsic Value Fund	Dollar Range of Equity Securities in MFS International Large Cap Value Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Michael W. Roberge[1]	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	B	N
Maureen R. Goldfarb	N	B	C	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	B	B	N	N
Clarence Otis, Jr.	D	D	N	N
Maryanne L. Roepke	N	N	D	N
Laurie J. Thomsen	N	N	C	N

Name and Position	Dollar Range of Equity Securities in MFS Managed Wealth Fund	Dollar Range of Equity Securities in MFS Moderate Allocation Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	N	N	D
Michael W. Roberge[1]	D	B	D

Independent Trustees
Steven E. Buller	N	N	D
John A. Caroselli	N	N	D
Maureen R. Goldfarb	N	N	D
Peter D. Jones	N	N	D
John P. Kavanaugh	N	N	D
James W. Kilman, Jr.	N	N	D
Clarence Otis, Jr.	N	N	D
Maryanne L. Roepke	N	N	D
Laurie J. Thomsen	N	N	D

1Mr. Roberge became a Trustee of the Fund on January 1, 2021.

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of September 1, 2021. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE GROWTH ALLOCATION FUND	None	None

MFS BLENDED RESEARCH GROWTH EQUITY FUND	None	None

MFS BLENDED RESEARCH MID CAP EQUITY FUND	None	None

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND	None	None

MFS BLENDED RESEARCH VALUE EQUITY FUND	None	None

MFS CONSERVATIVE ALLOCATION FUND	None	None

MFS EMERGING MARKETS EQUITY FUND	89.93	MFS INTERNATIONAL DIVERSIFICATION FUND[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS GROWTH ALLOCATION FUND	None	None

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL DIVERSIFICATION FUND	None	None

MFS INTERNATIONAL GROWTH FUND	41.03	MFS INTERNATIONAL DIVERSIFICATION FUND[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS INTERNATIONAL INTRINSIC VALUE FUND	None	None

MFS INTERNATIONAL LARGE CAP VALUE FUND	91.52	MFS INTERNATIONAL DIVERSIFICATION FUND[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS MANAGED WEALTH FUND	None	None

MFS MODERATE ALLOCATION FUND	None	None

1 The MFS Fund listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund’s best long-term economic interest.

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of September 1, 2021.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS A	24.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	11.52	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.31	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.82	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.19	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	23.43	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS B	20.23	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.10	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	46.14	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS C	25.58	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.04	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.55	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.43	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.89	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.24	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	16.77	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS 529A	21.16	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	77.90	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS 529B	99.00	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS 529C	95.96	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS I	28.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	16.24	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.02	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.64	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.11	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.02	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS R1	60.84	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	60.84	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	28.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS R2	50.41	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	50.40	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	21.52	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	6.41	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS R3	31.68	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	27.50	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	27.46	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	10.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.12	NATIONWIDE LIFE INSURANCE COMPANY	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029

MFS AGGRESSIVE GROWTH ALLOCATION FUND
CLASS R4	22.24	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	10.66	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	10.61	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	10.53	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.62	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.60	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.32	JOHN HANCOCK TRUST CO LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324
	7.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.80	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS A	79.92	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.17	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.39	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS B	18.32	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	17.93	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.36	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.18	MARTIN A MANCZKA	4816 MICHELE CT	ERIE PA 16504-2772
	44.30	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS C	27.46	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	17.58	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.31	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	8.79	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.56	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS I	79.74	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.38	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS R1	54.14	L&S ELECTRIC INC TRUSTEE FBO L&S ELECTRIC INC 401K	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	36.55	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	9.31	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.31	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.31	LACKAWANNA CITY SD	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS R2	65.58	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	34.42	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS R3	94.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	6.00	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.93	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.93	LOMBARD ELEM SD #44	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GROWTH EQUITY FUND
CLASS R6	93.38	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.19	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.50	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.66	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.07	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.05	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.00	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.61	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.30	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS A	77.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	19.82	GREAT-WEST TRUST CO LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS B	60.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	10.11	NED E OSTENSO	233 BLAKE RD S	HOPKINS MN 55343-2022
	8.46	JEFFREY J GERMAN & JESSICA K GARVEY	8744 RADBURN DR	BALDWINSVILLE NY 13027-1522
	28.69	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS C	47.26	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	23.27	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	25.82	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS I	81.03	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	16.15	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS R1	62.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	37.29	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	37.29	YCC PRODUCTS	PO BOX 10758	FARGO ND 58106-0758

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS R2	38.59	STATE STREET BANK & TRUST[1]	1 LINCOLN ST	BOSTON MA 02111-2900
	38.59	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	34.69	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	14.63	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	14.63	JOY ROBICHAUD & ASSOCIATES LTD	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	7.34	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	7.34	TIM FIELD	PO BOX 10758	FARGO ND 58106-0758

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS R3	76.01	NATIONWIDE TRUST CO	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029
	15.11	ALERUS FINANCIAL	PO BOX 64535	SAINT PAUL MN 55164-0535
	15.11	TRI-STAR CABINET & TOP CO INC	PO BOX 64535	SAINT PAUL MN 55164-0535
	6.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS R4	90.32	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	90.32	LEECH LAKE BAND OF OJIBWE	PO BOX 10758	FARGO ND 58106-0758
	9.68	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH MID CAP EQUITY FUND
CLASS R6	93.33	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	19.02	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.22	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	14.23	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.66	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.64	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.96	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.64	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.96	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS A	52.61	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.12	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.57	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.76	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.86	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS B	21.47	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.21	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.59	JAMES D WILL	1325 GERMAN ST	ERIE PA 16503-1032
	10.59	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	10.30	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	35.47	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS C	46.56	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.52	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	10.77	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.73	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	13.55	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS 529A	19.06	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	80.12	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS 529B	30.19	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	16.35	DIANE G EMR	62 VENETIAN DR	LK HOPATCONG NJ 07849-2220
	5.88	HEATHER N JATCZAK	166 REDBERRY LN	MARSTONS MLS MA 02648-1083
	5.16	ROBERT A ESTLER	13 BERTRAM ST	ISLIP NY 11751-1001
	69.81	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS 529C	15.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	84.18	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS I	76.08	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS R1	32.71	CAPITAL BANK & TRUST CO	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	9.13	MIDWEST TIRE & MUFFLER INC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.13	LISA BREUNER DPM INC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.99	TIM DENO TRUSTEE FBO 3D MACHINE	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.75	STEPHAN GLATZ BJ POMERANTS TRUSTEE FBO COLUMBUS SURGICAL ASSOCIATES	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.03	IVAN & JOHN BENNETT & ALISA KING FB BENNETTS CARPETS INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	5.68	WSTRC OLFLD SRVCS NC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS R2	21.78	CAPITAL BANK & TRUST CO	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	5.17	BRADFORD & BIGELOW INC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS R3	75.97	GREAT-WEST TRUST CO LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	14.65	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	8.49	CAPITAL BANK & TRUST CO	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	8.49	PEARCE SERVICES LLC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS R4	99.12	NATIONWIDE TRUST CO	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029

MFS BLENDED RESEARCH SMALL CAP EQUITY FUND
CLASS R6	35.05	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.80	ALASKA USA FEDERAL CREDIT UNION	717 17TH ST STE 1300	DENVER CO 80202-3304
	42.84	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.81	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.25	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.98	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.40	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.32	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.08	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS A	84.61	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS B	52.33	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	33.04	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.74	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS C	38.52	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	20.38	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.47	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	7.52	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.35	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	10.91	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS I	39.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	27.03	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	17.71	JONATHAN W SAGE	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	7.41	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS R2	87.27	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	12.73	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS R3	92.99	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	7.01	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	7.01	NORTH-EASTERN PENNSYLVANIA TELEPHONE CO	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH VALUE EQUITY FUND
CLASS R6	93.60	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.21	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.52	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.68	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.12	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.11	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.02	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.60	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.34	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS CONSERVATIVE ALLOCATION FUND
CLASS A	50.95	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.03	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.68	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.28	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS B	15.88	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.05	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.20	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.60	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	28.34	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS C	19.26	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	16.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.49	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.64	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.61	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.15	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.80	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS 529A	19.99	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	76.96	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS 529B	98.22	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS 529C	13.16	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	84.00	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CONSERVATIVE ALLOCATION FUND
CLASS I	16.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.40	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.85	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.61	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.89	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	5.70	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.31	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CONSERVATIVE ALLOCATION FUND
CLASS R1	42.14	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	42.14	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	18.78	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	14.86	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758
	14.86	PEDIATRIC & ADOLESCENT CENTER	PO BOX 10758	FARGO ND 58106-0758
	12.42	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS CONSERVATIVE ALLOCATION FUND
CLASS R2	30.79	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	30.79	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	21.35	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	11.02	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	8.64	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.51	MARTIGNETTI COMPANIES LLC	500 JOHN HANCOCK RD	TAUNTON MA 02780-7379

MFS CONSERVATIVE ALLOCATION FUND
CLASS R3	29.35	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	28.90	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.53	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.79	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.97	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	7.97	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.70	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.31	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS CONSERVATIVE ALLOCATION FUND
CLASS R4	23.33	TIAA	211 N BROADWAY STE 1000	SAINT LOUIS MO 63102-2748
	12.96	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.70	HEB PARTNER	646 S FLORES ST	SAN ANTONIO TX 78204-1219
	8.73	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.53	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.31	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EMERGING MARKETS EQUITY FUND
CLASS A	51.03	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.13	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.82	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY FUND
CLASS B	18.57	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.40	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	40.67	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY FUND
CLASS C	16.71	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.26	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.47	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.36	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.18	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	25.62	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS EMERGING MARKETS EQUITY FUND
CLASS I	32.27	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	21.78	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	20.10	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.42	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS EMERGING MARKETS EQUITY FUND
CLASS R1	33.33	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	33.33	YCC PRODUCTS	PO BOX 10758	FARGO ND 58106-0758
	32.86	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	31.36	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	14.44	LINDENHURST PUB SCH UFSD	717 17TH ST STE 1300	DENVER CO 80202-3304
	32.86	STANDISH-STERLING COMM. (MI)	717 17TH ST STE 1300	DENVER CO 80202-3304
	8.62	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.33	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	5.82	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004

MFS EMERGING MARKETS EQUITY FUND
CLASS R2	40.73	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	21.02	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	19.45	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	8.09	ANDERSON LOWER WHITLOW PC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS EMERGING MARKETS EQUITY FUND
CLASS R3	33.80	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	22.48	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	8.93	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.93	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	8.11	MATRIX TRUST COMPANY	234 W FLORIDA ST STE 202	MILWAUKEE WI 53204-1659
	8.11	TRP RPS RK	234 W FLORIDA ST STE 202	MILWAUKEE WI 53204-1659
	8.11	EDGE LLC	234 W FLORIDA ST STE 202	MILWAUKEE WI 53204-1659
	7.92	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.68	JOHNSON LAUX CONSTRUCTION LLC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.48	GREAT-WEST LIFE & ANNUITY	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.48	FUTURE FUNDS II	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS EMERGING MARKETS EQUITY FUND
CLASS R4	84.97	VRSCO	2929 ALLEN PKWY STE A6-20	HOUSTON TX 77019-7100
		AIGFSB CUST TTEE NASSAU HEALTHCARE CORPORATION	2929 ALLEN PKWY STE A6-20	HOUSTON TX 77019-7100
	8.94	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.94	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900

MFS EMERGING MARKETS EQUITY FUND
CLASS R6	94.59	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	94.59	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GROWTH ALLOCATION FUND
CLASS A	39.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	10.03	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.82	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	18.33	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS B	18.80	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.53	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.54	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.24	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	43.51	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS C	17.06	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.57	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.72	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.40	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.77	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.25	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS 529A	29.23	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	69.72	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS 529B	98.21	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS 529C	6.27	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	92.57	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GROWTH ALLOCATION FUND
CLASS I	13.99	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.50	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	10.48	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.91	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.54	ICMA RETIREMENT CORPORATION	777 N CAPITOL ST NE STE 600	WASHINGTON DC 20002-4240
	8.33	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.79	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.43	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.06	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GROWTH ALLOCATION FUND
CLASS R1	50.25	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	50.25	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	21.31	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	15.47	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.80	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS GROWTH ALLOCATION FUND
CLASS R2	42.02	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	41.87	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	22.06	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	15.70	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS GROWTH ALLOCATION FUND
CLASS R3	33.66	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	33.33	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	18.07	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	7.98	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.01	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.97	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.97	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900

MFS GROWTH ALLOCATION FUND
CLASS R4	15.23	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.55	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	12.30	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.68	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.49	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.20	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.04	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.71	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	5.38	MATRIX TRUST COMPANY	PHOENIX AZ 85072-2129

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS A	42.58	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	16.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.89	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	8.46	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS B	30.86	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.24	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.02	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	21.53	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS C	14.35	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.26	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	12.01	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	11.54	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.82	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.75	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.20	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.96	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.74	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS I	22.59	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.65	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.26	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.09	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	7.99	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.75	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.46	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.34	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS R1	22.96	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.40	THE NEW YORK PREPARATORY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	14.43	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	13.94	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	12.67	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	12.67	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.55	PIMS/PRUDENTIAL	PO BOX 15010	NEWPORT BEACH CA 92659-5010
	9.55	W.E. HALL COMPANY	PO BOX 15010	NEWPORT BEACH CA 92659-5010

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS R2	18.49	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	10.01	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	9.73	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	8.96	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.54	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.25	MATRIX TRUST COMPANY AS AGENT FOR	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.52	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.07	PIMS/PRUDENTIAL	PO BOX 1900	MORGANTOWN WV 26507-1900
	6.07	GREER	PO BOX 1900	MORGANTOWN WV 26507-1900

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS R3	23.69	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.72	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	9.53	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	7.14	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.40	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.38	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS R4	23.56	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.05	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	11.97	NATIONWIDE TRUST CO	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029
	8.18	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.41	GREAT-WEST TRUST CO LLC	8525 E ORCHARD RD	GREENWOOD VLG CO 80111-5002
	5.54	TIAA	211 N BROADWAY STE 1000	SAINT LOUIS MO 63102-2748

MFS INTERNATIONAL DIVERSIFICATION FUND
CLASS R6	57.17	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	12.22	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS INTERNATIONAL GROWTH FUND
CLASS A	41.63	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	24.06	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.14	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

MFS INTERNATIONAL GROWTH FUND
CLASS B	20.64	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	18.68	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.33	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	30.93	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL GROWTH FUND
CLASS C	9.05	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.94	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.81	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.09	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.37	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.36	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.50	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.29	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	18.10	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL GROWTH FUND
CLASS I	20.52	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	17.30	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	14.71	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	13.98	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.68	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.42	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	5.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS INTERNATIONAL GROWTH FUND
CLASS R1	80.34	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	6.56	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS INTERNATIONAL GROWTH FUND
CLASS R2	33.79	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	16.12	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	15.96	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.65	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	5.28	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	5.28	SHAWNEE	PO BOX 7876	FORT WAYNE IN 46801-7876

MFS INTERNATIONAL GROWTH FUND
CLASS R3	31.31	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.99	STATE STREET BANK TRUST CO	440 MAMARONECK AVE	HARRISON NY 10528-2418
	21.02	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	7.06	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	7.06	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	6.34	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL GROWTH FUND
CLASS R4	41.47	MG TRUST COMPANY	700 17TH ST STE 300	DENVER CO 80202-3531
	41.47	UNITED OF OMAHA	700 17TH ST STE 300	DENVER CO 80202-3531
	14.84	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	12.54	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.42	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	7.28	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.21	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS INTERNATIONAL GROWTH FUND
CLASS R6	62.25	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	62.25	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.80	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.65	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS A	31.68	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	10.93	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.16	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.08	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS B	27.01	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.88	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.88	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.11	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.28	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.78	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.69	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.92	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS C	16.37	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	14.70	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	10.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.96	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.68	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.55	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	6.43	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.92	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.76	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS I	20.25	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	13.94	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.77	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.63	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	8.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.31	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.27	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS R1	47.53	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	12.38	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	10.75	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	7.90	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.04	ADVISOR TRUST, INC.	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.54	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS R2	19.64	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	15.41	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	14.54	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	14.54	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	11.67	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	6.93	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS R3	24.60	NATIONWIDE LIFE INSURANCE COMPANY	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029
	15.60	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.80	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	9.30	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.00	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS R4	20.19	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.99	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.07	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	7.83	MATRIX TRUST COMPANY	PO BOX 52129	PHOENIX AZ 85072-2129
	7.52	MEBT	PO BOX 52129	PHOENIX AZ 85072-2129
	6.96	NATIONWIDE TRUST CO	C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029	COLUMBUS OH 43218-2029
	6.32	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.87	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS INTERNATIONAL INTRINSIC VALUE FUND
CLASS R6	43.50	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	43.50	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.28	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	7.92	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.75	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS A	32.38	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	29.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	14.38	HASSAN SETOODEH	10633 N INVERARY LN	FRESNO CA 93730-3584
	5.82	ROBERT W WEAVER	5036 SCHOOL RD	VIRGINIA BCH VA 23455-3226
	32.21	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS C	83.28	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.95	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS I	85.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.36	STEVEN R GORHAM & DOROTHY L GORHAM	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS INTERNATIONAL LARGE CAP VALUE FUND
CLASS R6	91.71	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	91.71	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS MANAGED WEALTH FUND
CLASS A	58.73	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	13.39	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.23	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.88	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.66	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.11	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MANAGED WEALTH FUND
CLASS B	77.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	22.70	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS MANAGED WEALTH FUND
CLASS C	71.48	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	17.01	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.19	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

MFS MANAGED WEALTH FUND
CLASS I	20.86	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.66	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	12.22	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	10.63	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.27	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	9.22	DANIEL J BOYCE SHELLEY L BOYCE	400 DEVEREUX DR	VILLANOVA PA 19085-1932

MFS MANAGED WEALTH FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MANAGED WEALTH FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MANAGED WEALTH FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MANAGED WEALTH FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MANAGED WEALTH FUND
CLASS R6	98.76	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MODERATE ALLOCATION FUND
CLASS A	43.80	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.63	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.12	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.02	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	13.87	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MODERATE ALLOCATION FUND
CLASS B	21.30	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.04	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.37	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.73	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	34.43	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MODERATE ALLOCATION FUND
CLASS C	16.87	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	15.81	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.75	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.75	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.92	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.40	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.30	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MODERATE ALLOCATION FUND
CLASS 529A	21.69	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	76.39	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MODERATE ALLOCATION FUND
CLASS 529B	93.94	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MODERATE ALLOCATION FUND
CLASS 529C	6.72	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	91.30	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MODERATE ALLOCATION FUND
CLASS I	16.45	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	13.92	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.62	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.56	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.11	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.53	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.51	DANIEL J BOYCE SHELLEY L BOYCE	400 DEVEREUX DR	VILLANOVA PA 19085-1932

MFS MODERATE ALLOCATION FUND
CLASS R1	46.83	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	46.83	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	26.44	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	12.94	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS MODERATE ALLOCATION FUND
CLASS R2	33.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	32.66	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	27.75	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	11.27	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.81	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.67	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758

MFS MODERATE ALLOCATION FUND
CLASS R3	28.68	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	25.78	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	25.75	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.76	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.85	AMERICAN UNITED LIFE	PO BOX 368	INDIANAPOLIS IN 46206-0368
	5.79	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS MODERATE ALLOCATION FUND
CLASS R4	20.67	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.06	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.91	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.39	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.79	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.30	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	6.07	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to each portfolio manager except Messrs. William Adams, Joseph Flaherty, Jr., David Shindler, Mike Roberge, and Barnaby Wiener and Ms. Camille Humphries Lee, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon.  The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Aggressive Growth Allocation Fund	Natalie Shapiro

Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Morningstar US Fund Allocation – 85%+ Equity Funds

MFS Blended Research Growth Equity Fund	Matt Krummell	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth Funds
	Jim Fallon	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jonathan Sage	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jed Stocks	Russell 1000® Growth Index Lipper Large-Cap Growth Funds

MFS Blended Research Mid Cap Equity Fund	Matt Krummell	Russell Midcap® Index Lipper Mid-Cap Core Funds Morningstar US Mid-Cap Blend Funds
	Jim Fallon	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jonathan Sage	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jed Stocks	Russell Midcap® Index Lipper Mid-Cap Core Funds

MFS Blended Research Small Cap Equity Fund	Matt Krummell	Russell 2000® Index Lipper Small-Cap Core Funds
	Jim Fallon	Russell 2000® Index Lipper Small-Cap Core Funds
	Jonathan Sage	Russell 2000® Index Lipper Small-Cap Core Funds
	Jed Stocks	Russell 2000® Index Lipper Small-Cap Core Funds

Fund	Portfolio Manager	Benchmark(s)
MFS Blended Research Value Equity Fund	Jonathan Sage	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value Funds
	Jim Fallon	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Matt Krummell	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Jed Stocks	Russell 1000® Value Index Lipper Large-Cap Value Funds

MFS Conservative Allocation Fund	Natalie Shapiro

Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Conservative Funds
Morningstar US Fund Allocation – 30% to 50% Equity Funds

MFS Emerging Markets Equity Fund	Jose Luis Garcia	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds Morningstar Diversified Emerging Markets Funds
	Rajesh Nair[1]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds Morningstar Diversified Emerging Markets Funds
	Harry Purcell	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds Morningstar Diversified Emerging Markets Funds

MFS Growth Allocation Fund	Natalie Shapiro

Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Growth Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Growth Funds
Morningstar US Fund Allocation – 70% to 85% Equity Funds

MFS International Growth Fund	Matthew Barrett	MSCI All Country World (ex-US) Growth Index (net div) Lipper International Large-Cap Growth Funds
Lipper International Multi-Cap Growth Funds Morningstar Foreign Large Growth Funds
	Kevin Dwan	MSCI All Country World (ex-US) Growth Index (net div) Lipper International Large-Cap Growth Funds Lipper International Multi-Cap Growth Funds Morningstar Foreign Large Growth Funds

MFS International Intrinsic Value Fund	Pablo de la Mata

MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Lipper International Multi-Cap Core Funds
Lipper International Large-Cap Core Funds
Morningstar Foreign Large Blend Funds

Philip Evans

MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Lipper International Multi-Cap Core Funds
Lipper International Large-Cap Core Funds
Morningstar Foreign Large Blend Funds

Benjamin Stone

MSCI EAFE (Europe, Australasia, Far East) Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Lipper International Multi-Cap Core Funds
Lipper International Large-Cap Core Funds
Morningstar Foreign Large Blend Funds

MFS International Large Cap Value Fund	Steve Gorham	MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) MSCI World (ex-US) Value Index (net div) Lipper International Large-Cap Value Funds Morningstar Foreign Large Value Funds

Fund	Portfolio Manager	Benchmark(s)
MFS Managed Wealth Fund	Robert Almeida	ICE BofA 0-3 Month U.S. Treasury Bill Index Standard & Poor’s 500 Stock Index Lipper Alternative Long/Short Equity Funds Morningstar US Fund Long-Short Equity Funds

MFS Moderate Allocation Fund	Natalie Shapiro

Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Moderate Funds
Morningstar US Fund Allocation – 50% to 70% Equity Funds

1 Became a portfolio manager of the Fund after the date referenced above, information is as of August 1, 2021.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

With respect to Ms. Camille Humphries Lee, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

With respect to Mr. Michael Roberge, his compensation reflects his broader role within MFS as Chief Executive Officer of MFS in addition to being a portfolio manager. The Executive Chairman of MFS determines and recommends the amount of his compensation to the Sun Life Management Resources Committee of the Board of Directors of Sun Life Financial, Inc. (the ultimate parent company of MFS). His performance bonus is based on a combination of quantitative and qualitative factors. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Executive Chairman which takes into account his broad leadership responsibilities. In addition, Mr. Roberge participates in a mandatory deferred compensation program whereby a portion of his performance bonus is deferred and awarded in the form of restricted stock units.

With respect to Mr. Joseph Flaherty, Jr., his compensation reflects his broader role within MFS as Chief Investment Risk Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

With respect to Mr. William Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

With respect to Mr. David Shindler, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Equity-Europe in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

With respect to Mr. Barnaby Wiener, his compensation reflects his broader role within MFS as Investment Officer and Chief Sustainability Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund’s fiscal year ended May 31, 2021, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Aggressive Growth Allocation Fund	Joseph Flaherty, Jr.	N
	Natalie Shapiro	N

MFS Blended Research Growth Equity Fund	Matt Krummell	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N

MFS Blended Research Mid Cap Equity Fund	Matt Krummell	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N

MFS Blended Research Small Cap Equity Fund	Matt Krummell	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N

MFS Blended Research Value Equity Fund	Jonathan Sage	D
	Jim Fallon	N
	Matt Krummell	N

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
	Jed Stocks	N

MFS Conservative Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro	N

MFS Emerging Markets Equity Fund	Jose Luis Garcia	D
	Rajesh Nair[1]	N
	Harry Purcell	N

MFS Growth Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro	N

MFS International Diversification Fund	Camille Humphries Lee	N

MFS International Growth Fund	Matthew Barrett	D
	Kevin Dwan	E

MFS International Intrinsic Value Fund	Pablo de la Mata	N
	Philip Evans	N
	Benjamin Stone	N

MFS International Large Cap Value Fund	Steven Gorham	F
	David Shindler	N

MFS Managed Wealth Fund	Robert Almeida	D
	William Adams	F
	Mike Roberge	F
	Barnaby Wiener	N

MFS Moderate Allocation Fund	Joseph Flaherty, Jr.	F
	Natalie Shapiro	N

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of August 31, 2021.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund’s fiscal year ended May 31, 2021, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Aggressive Growth Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	18	$28.4 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	21	$30.0 billion
		Other Pooled Investment Vehicles	13	$952.6 million

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Accounts	0	Not Applicable

MFS Blended Research Growth Equity Fund	Jed Stocks	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion
	Jim Fallon	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	27	$6.0 billion
	Jonathan Sage	Registered Investment Companies[1]	20	$24.1 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	26	$9.3 billion
	Matt Krummell	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion

MFS Blended Research Mid Cap Equity Fund	Jed Stocks	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion
	Jim Fallon	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	27	$6.0 billion
	Jonathan Sage	Registered Investment Companies[1]	20	$24.1 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	26	$9.3 billion
	Matt Krummell	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion

MFS Blended Research Small Cap Equity Fund	Jed Stocks	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion
	Jim Fallon	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	27	$6.0 billion
	Jonathan Sage	Registered Investment Companies[1]	20	$24.1 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	26	$9.3 billion
	Matt Krummell	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion

MFS Blended Research Value Equity Fund	Jed Stocks	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion
	Jim Fallon	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	27	$6.0 billion

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
	Jonathan Sage	Registered Investment Companies[1]	20	$24.1 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	26	$9.3 billion
	Matt Krummell	Registered Investment Companies[1]	13	$5.5 billion
		Other Pooled Investment Vehicles	12	$1.8 billion
		Other Accounts	18	$3.7 billion

MFS Conservative Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	18	$28.4 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	21	$30.0 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable

MFS Emerging Markets Equity Fund	Harry Purcell	Registered Investment Companies[1]	3	$8.7 billion
		Other Pooled Investment Vehicles	5	$619.5 million
		Other Accounts	4	$836.1 million
	Jose Luis Garcia	Registered Investment Companies[1]	5	$17.4 billion
		Other Pooled Investment Vehicles	7	$897.7 million
		Other Accounts	8	$1.5 billion
	Rajesh Nair[2]	Registered Investment Companies[1]	2	$7.8 billion
		Other Pooled Investment Vehicles	5	$575.5 million
		Other Accounts	4	$734.4 million

MFS Growth Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	18	$28.4 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	21	$30.0 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable

MFS International Diversification Fund	Camille Humphries Lee	Registered Investment Companies[1]	6	$59.9 billion
		Other Pooled Investment Vehicles	2	$165.7 million
		Other Accounts	1	$144.7 million

MFS International Growth Fund	Kevin Dwan	Registered Investment Companies[1]	5	$17.9 billion
		Other Pooled Investment Vehicles	5	$4.9 billion
		Other Accounts	12	$6.0 billion
	Matthew Barrett	Registered Investment Companies[1]	5	$17.9 billion
		Other Pooled Investment Vehicles	6	$4.9 billion
		Other Accounts	15	$8.2 billion

MFS International Intrinsic Value Fund	Benjamin Stone	Registered Investment Companies[1]	8	$38.9 billion
		Other Pooled Investment Vehicles	2	$1.2 billion
		Other Accounts	11	$4.5 billion
	Pablo de la Mata	Registered Investment Companies[1]	7	$38.8 billion
		Other Pooled Investment Vehicles	2	$1.2 billion
		Other Accounts	10	$4.5 billion
	Philip Evans	Registered Investment Companies[1]	7	$38.8 billion
		Other Pooled Investment Vehicles	2	$1.2 billion

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Accounts	10	$4.5 billion

MFS International Large Cap Value Fund	David Shindler	Registered Investment Companies[1]	1	$5.8 billion
		Other Pooled Investment Vehicles	1	$43.6 million
		Other Accounts	5	$3.9 billion
	Steven Gorham	Registered Investment Companies[1]	7	$21.0 billion
		Other Pooled Investment Vehicles	6	$3.2 billion
		Other Accounts	16	$12.4 billion

MFS Managed Wealth Fund	Barnaby Wiener	Registered Investment Companies[1]	2	$189.5 million
		Other Pooled Investment Vehicles	5	$10.1 billion
		Other Accounts	1	$2.1 million
	Mike Roberge	Registered Investment Companies[1]	1	$134.0 million
		Other Pooled Investment Vehicles	1	$11.8 million
		Other Accounts	0	Not Applicable
	Robert Almeida	Registered Investment Companies[1]	2	$3.7 billion
		Other Pooled Investment Vehicles	2	$135.4 million
		Other Accounts	0	Not Applicable
	William Adams	Registered Investment Companies[1]	1	$134.0 million
		Other Pooled Investment Vehicles	1	$11.8 million
		Other Accounts	1	$51.5 million

MFS Moderate Allocation Fund	Joseph Flaherty	Registered Investment Companies[1]	18	$28.4 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	21	$30.0 billion
		Other Pooled Investment Vehicles	13	$952.6 million
		Other Accounts	0	Not Applicable

[1]	Includes the Fund.
[2]	Became a portfolio manager of the Fund on August 1, 2021. Information is as of August 31, 2021.

With respect to the accounts identified in the table above, Pablo de la Mata manages 1 other account with assets totaling $252 million, Phillip Evans manages 1 other account with assets totaling $252 million, and Benjamin Stone manages 1 other account with assets totaling $252 million, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including proprietary accounts) with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the

Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2021

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”).  References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.                                    Voting Guidelines;

B.                                    Administrative Procedures;

C.                                    Records Retention; and

D.                                    Reports.

A.            VOTING GUIDELINES

1.                                      General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal.  Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal.  In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

While MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. One reason why MFS may vote differently is if MFS has received explicit voting instructions to vote differently from a client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS’ sole judgment.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.              MFS’ Policy on Specific Issues

Election of Directors at U.S. Issuers

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors.  While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.” Likewise, we will evaluate nominees for a board of a U.S. issuer with a lead independent director whose overall tenure on the board exceeds twenty (20) years on a case-by-case basis.

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.  In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from  shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carry-forwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives;  or (5) there are governance concerns with a director or issuer.

MFS also believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance. MFS will generally vote against the chair of the nominating and governance committee or equivalent position at any U.S. company whose board is comprised of less than 15% female directors.  MFS may consider, among other factors, whether the company is transitioning towards increased board gender diversity in determining MFS’ final voting decision.  Because we believe that a board with diverse perspectives is a foundation for good governance, we may increase the minimum percentage of gender diverse directors on company boards and/or expand our policy to consider factors beyond gender to enhance diverse perspectives of the board, including race, ethnicity or geographical location.

MFS believes that the size of the board can have an effect on the board’s ability to function efficiently. While MFS evaluates board size on a case-by-case basis, we will typically vote against the chair of the nominating and governance committee in instances where the size of the board is greater than sixteen (16) members.

For a director who is not a CEO of a public company, MFS will vote against a nominee who serves on more than four (4) public company boards in total. For a director who is also a CEO of a public company, MFS will vote against a nominee who serves on more than two (2) public company boards in total. MFS may consider exceptions to this policy if: (i) the company has disclosed the director’s plans to step down from the number of public company boards exceeding four (4) or two (2), as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law). With respect to a director who serves as a CEO of a public company, MFS will support his or her re-election to the board of the company for which he or she serves as CEO.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e., a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. Companies should be mindful of imposing any undue impediments within its bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis.  In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.  However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval. MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives.  However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives.

Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g., single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an issuer’s executive compensation practices if MFS determines that such practices are excessive or include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders.  MFS will vote in favor of executive compensation practices if MFS has not determined that these practices are excessive or that the practices include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company’s shareholders. Examples of excessive executive compensation practices or poorly aligned incentives may include, but are not limited to, a pay-for-performance disconnect, a set of incentive metrics or a compensation plan structure that MFS believes may lead to a future pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, significant perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees.  MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds.  MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders.  These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

While MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” on a case-by-case basis, MFS generally votes against such anti-takeover devices.  MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.”  MFS will also consider, on a case-by-case basis, proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Proxy Contests

From time to time, a shareholder may express alternative points of view in terms of a company’s strategy, capital allocation, or other issues. Such shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a “Proxy Contest”). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). Like all of our proxy votes, MFS will support the slate of director nominees that we believe is in the best, long-term economic interest of our clients.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure.  MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is not in the best long-term economic interests of its clients, then MFS may vote against management (e.g., the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock.  Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 10-15% as described above), MFS generally votes against the plan.  In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.  Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting.  In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company.  Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company.  MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor.  MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders.  For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis.  As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading.

MFS typically supports proposals for an independent board chairperson if there is not an appropriate and effective counter-balancing leadership structure in place (e.g., a strong, independent lead director with an appropriate level of powers and duties). Where there is a strong, independent lead director, we will evaluate such proposals on a case-by-case basis. For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments.  However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders.  Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues.  Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Global Issuers (ex-U.S.)

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded; (4) since the last annual meeting, the board has not taken adequately responsive action to an issue that received majority support or opposition from shareholders; or (5) there are performance and/or governance concerns with a director or issuer. In such circumstances, we may vote against director nominee(s).

Because MFS believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance, MFS will generally vote against the chair of the nominating and governance committee or equivalent position at any Canadian, European or Australian company whose board is comprised of less than 15% female directors.  MFS may consider, among other factors, whether the company is transitioning towards increased board gender diversity in determining MFS’ final voting decision.  While MFS’ guideline currently pertains to Canadian, European and Australian companies (as well as U.S. companies), we generally believe greater female representation on boards is needed globally. As a result, we may expand our policy to other markets to reinforce this expectation. Because we believe that a board with diverse perspectives is a foundation for good governance, we may increase the minimum percentage of gender diverse directors on company boards and/or expand our policy to consider factors beyond gender to enhance diverse perspectives of the board including race, ethnicity or geographical location.

Also, certain markets have adopted best practice guidelines relating to corporate governance matters (e.g., the United Kingdom’s and Japan Corporate Governance Codes). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. While we incorporate market best practice guidelines and local corporate governance codes into our decision making for certain issuers, we may apply additional standards than those promulgated in a local market if we believe such approach will advance market best practices. Specifically, in the Japanese market we will generally vote against certain director nominees where the board is not comprised of at least one-third independent directors as determined by MFS in its sole discretion. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation. MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on proxies involve repetitive, non-controversial matters that are mandated by local law.   Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for  issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company.  While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.  Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent).  Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

Mergers, Acquisitions & Other Special Transactions

MFS considers proposals with respect to mergers, acquisitions, sale of company assets, share and debt issuances and other transactions that have the potential to affect ownership interests on a case-by-case basis.

B.                                    ADMINISTRATIVE PROCEDURES

1.              MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.              Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.              Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c.               Considers special proxy issues as they may arise from time to time; and

d.              Determines engagement priorities and strategies with respect to MFS’ proxy voting activities

2.              Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures,  (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.              Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.              If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.               If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS’ Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.              For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

1  For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.  Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund’s Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.  If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS’ role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.              Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”).  Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions.  Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS.  The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots.  When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system.  The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company.  If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.                                      Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS.  In these circumstances, if the Proxy Administrator, based on MFS’ prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer’s proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator).  As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research,  the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company’s business or its shareholders, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS Fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize our own internal research and research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), the MFS Proxy Voting Committee or its representatives  will seek a recommendation from the MFS investment analyst and/or portfolio managers.2 For certain other votes that require a case-by-case analysis per the MFS Proxy Policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the MFS Proxy Voting Committee or its representatives  will likewise consult with  MFS investment analysts and/or portfolio managers.2  However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.                                      Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representative may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.                                      Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.                                      Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest.  From time to time, MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters.  A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or proxy voting team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. The MFS Proxy Voting Committee will establish proxy voting engagement goals and priorities for the year.  For further information on

2  From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation.  If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

requesting engagement with MFS on proxy voting issues or information about MFS’ engagement priorities, please visit www.mfs.com and refer to our most recent proxy season preview and engagement priorities report.

C.            RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.            REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds.  These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues.  Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

MFS also publicly discloses its firm-wide proxy voting records.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, Section 529 program management services (if applicable), transfer agency-related services, and the amount of Shareholder Servicing Payments paid by MFSC to service providers, over the specified periods is set forth below.  The amount paid by the Fund for transfer-agency related services includes reimbursements for expenses incurred by MFSC on behalf of the Fund, and, for participating funds, payments made pursuant to a special servicing agreement (the “Special Servicing Agreement”) pursuant to which the participating funds paid a portion of the transfer agent related expenses of certain MFS Funds-of-Funds.  The amount of Shareholder Servicing Payments paid by MFSC to service providers includes, for participating funds, payments made pursuant to the Special Servicing Agreement attributable to Shareholder Servicing Payments.  The Special Servicing Agreement terminated September 30, 2021.

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services
MFS Aggressive Growth Allocation Fund	May 31, 2021	Not Applicable	Not Applicable	$2,965,390	$1,961,230	$17,455	$103,260[1]
	May 31, 2020	Not Applicable	Not Applicable	$2,138,484	$1,246,819	$17,401	$90,666[1]
	May 31, 2019	Not Applicable	Not Applicable	$2,066,404	$1,311,363	$17,500	$90,007[1]

MFS Blended Research Growth Equity Fund	May 31, 2021	$912,412	$26,867	$66,501	$57,802	$41,187	Not Applicable
	May 31, 2020	$768,482	$20,006	$56,690	$50,878	$36,827	Not Applicable
	May 31, 2019	$730,697	$18,307	$59,276	$54,109	$36,352	Not Applicable

MFS Blended Research Mid Cap Equity Fund	May 31, 2021	$1,832,569	$42,972	$84,682	$78,601	$59,123	Not Applicable
	May 31, 2020	$1,442,726	$29,918	$74,383	$70,790	$49,669	Not Applicable
	May 31, 2019	$1,374,195	$27,410	$79,002	$75,657	$49,139	Not Applicable

MFS Blended Research Small Cap Equity Fund	May 31, 2021	$1,933,939	$34,592	$239,756	$179,028	$49,795	$5,175[1]
	May 31, 2020	$1,542,327	$24,522	$144,482	$92,407	$42,584	$4,859[1]
	May 31, 2019	$908,151	$13,853	$99,688	$66,781	$30,094	$5,244[1]

MFS Blended Research Value Equity Fund	May 31, 2021	$878,935	$25,889	$57,274	$53,230	$40,078	Not Applicable
	May 31, 2020	$732,561	$19,063	$53,225	$50,049	$35,611	Not Applicable
	May 31, 2019	$706,106	$17,694	$57,286	$54,165	$35,479	Not Applicable

MFS Conservative Allocation Fund	May 31, 2021	Not Applicable	Not Applicable	$2,156,521	$1,676,967	$17,455	$103,613[1]
	May 31, 2020	Not Applicable	Not Applicable	$1,495,936	$1,069,408	$17,401	$99,302[1]
	May 31, 2019	Not Applicable	Not Applicable	$1,542,645	$1,179,479	$17,500	$92,053[1]

MFS Emerging Markets Equity Fund	May 31, 2021	$49,817,337	$639,919	$512,950	$358,444	$548,790	Not Applicable
	May 31, 2020	$30,186,444	$334,032	$351,569	$206,674	$443,111	Not Applicable
	May 31, 2019	$16,421,417	$169,264	$381,166	$247,289	$248,291	Not Applicable

MFS Growth Allocation Fund	May 31, 2021	Not Applicable	Not Applicable	$5,648,855	$4,207,768	$17,455	$182,131[1]
	May 31, 2020	Not Applicable	Not Applicable	$4,149,382	$2,870,672	$17,401	$163,378[1]
	May 31, 2019	Not Applicable	Not Applicable	$4,228,714	$3,111,951	$17,500	$156,631[1]

F - 1

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services
MFS International Diversification Fund	May 31, 2021	Not Applicable	Not Applicable	$20,204,285	$19,126,901	$17,455	Not Applicable
	May 31, 2020	Not Applicable	Not Applicable	$10,568,272	$10,010,127	$17,401	Not Applicable
	May 31, 2019	Not Applicable	Not Applicable	$9,968,160	$9,393,994	$17,500	Not Applicable

MFS International Growth Fund	May 31, 2021	$84,694,119	$1,431,882	$4,904,478	$4,566,843	$555,858	Not Applicable
	May 31, 2020	$69,065,236	$1,011,895	$2,193,188	$1,995,612	$568,277	Not Applicable
	May 31, 2019	$51,716,639	$705,153	$2,050,176	$1,883,892	$593,103	Not Applicable

MFS International Intrinsic Value Fund	May 31, 2021	$175,729,774	$3,393,645	$21,382,964	$20,614,320	$555,858	Not Applicable
	May 31, 2020	$167,806,707	$2,823,626	$14,922,048	$14,332,630	$568,277	Not Applicable
	May 31, 2019	$169,428,632	$2,751,114	$20,252,558	$19,476,641	$593,103	Not Applicable

MFS International Large Cap Value Fund (commenced June 30, 2020)	May 31, 2021	$25,304,914	$403,906	$572	$20	$396,456	Not Applicable

MFS Managed Wealth Fund	May 31, 2021	$481,325	$16,198	$81,041	$73,831	$29,283	Not Applicable
	May 31, 2020	$174,338	$5,298	$16,434	$12,419	$18,287	Not Applicable
	May 31, 2019	$108,758	$3,124	$7,526	$4,385	$17,500	Not Applicable

MFS Moderate Allocation Fund	May 31, 2021	Not Applicable	Not Applicable	$4,855,367	$3,780,946	$17,455	$177,144[1]
	May 31, 2020	Not Applicable	Not Applicable	$3,576,071	$2,614,425	$17,401	$159,435[1]
	May 31, 2019	Not Applicable	Not Applicable	$3,759,030	$2,912,676	$17,500	$156,003[1]

1           Payment only from assets attributable to Class 529A, Class 529B, and Class 529C shares. MFD receives an asset-based fee for services provided under the Master 529 Administrative Services Agreement.

F - 2

APPENDIX G - SALES CHARGES

The following sales charges were paid during the specified periods:

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
MFS Aggressive Growth Allocation Fund	May 31, 2021	$3,290,323	$482,907	$2,807,416	$7,367	$33,992	$48,126
	May 31, 2020	$3,079,039	$454,503	$2,624,536	$4,407	$38,033	$31,614
	May 31, 2019	$2,405,221	$356,011	$2,049,210	$10,341	$55,274	$26,320

MFS Blended Research Growth Equity Fund	May 31, 2021	$70,544	$12,031	$58,513	$6	$712	$167
	May 31, 2020	$15,133	$2,509	$12,624	$4	$660	$10
	May 31, 2019	$28,096	$4,398	$23,698	$36	$309	$49

MFS Blended Research Mid Cap Equity Fund	May 31, 2021	$22,399	$3,603	$18,796	$37	$11	$0
	May 31, 2020	$12,439	$2,155	$10,284	$0	$421	$0
	May 31, 2019	$8,083	$1,468	$6,615	$0	$0	$0

MFS Blended Research Small Cap Equity Fund	May 31, 2021	$78,051	$12,439	$65,612	$466	$808	$1,489
	May 31, 2020	$88,429	$14,513	$73,916	$1,057	$689	$1,125
	May 31, 2019	$96,304	$14,472	$81,832	$0	$142	$88

MFS Blended Research Value Equity Fund	May 31, 2021	$44,844	$7,312	$37,532	$0	$133	$9
	May 31, 2020	$12,790	$2,262	$10,528	$4	$0	$46
	May 31, 2019	$13,170	$2,198	$10,972	$0	$2	$46

MFS Conservative Allocation Fund	May 31, 2021	$3,130,819	$534,946	$2,595,873	$52,840	$30,309	$52,072
	May 31, 2020	$3,122,794	$519,563	$2,603,231	$14,065	$51,941	$44,607
	May 31, 2019	$2,291,077	$382,310	$1,908,767	$10,328	$94,531	$52,592

MFS Emerging Markets Equity Fund	May 31, 2021	$519,727	$86,274	$433,453	$1,901	$3,227	$444
	May 31, 2020	$395,918	$67,057	$328,861	$1,790	$3,107	$1,246
	May 31, 2019	$311,022	$52,210	$258,812	$3,390	$3,739	$3,371

MFS Growth Allocation Fund	May 31, 2021	$7,180,516	$1,076,707	$6,103,809	$16,410	$75,526	$88,658
	May 31, 2020	$7,802,680	$1,180,186	$6,622,494	$12,906	$116,526	$66,923
	May 31, 2019	$7,051,122	$1,068,255	$5,982,867	$20,752	$153,991	$69,050

MFS International Diversification Fund	May 31, 2021	$4,325,740	$715,211	$3,610,529	$48,594	$18,162	$56,952
	May 31, 2020	$5,649,436	$951,169	$4,698,267	$68,118	$23,002	$59,121
	May 31, 2019	$6,319,052	$1,060,790	$5,258,262	$83,480	$27,089	$87,773

MFS International Growth Fund	May 31, 2021	$560,016	$93,636	$466,380	$2,358	$4,195	$4,078
	May 31, 2020	$661,005	$110,525	$550,480	$4,198	$4,156	$5,281
	May 31, 2019	$783,502	$131,539	$651,963	$11,123	$4,267	$4,444

G - 1

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
MFS International Intrinsic Value Fund	May 31, 2021	$213,523	$35,013	$178,510	$922	$8,438	$2,548
	May 31, 2020	$246,940	$41,509	$205,431	$5,369	$21,359	$5,002
	May 31, 2019	$324,756	$53,984	$270,772	$3,962	$32,817	$12,076

MFS International Large Cap Value Fund (commenced June 30, 2020)	May 31, 2021	$0	$0	$0	$0	Not Applicable	$0

MFS Managed Wealth Fund	May 31, 2021	$17,910	$2,741	$15,169	$0	$0	$1,679
	May 31, 2020	$16,397	$2,666	$13,731	$7	$0	$56
	May 31, 2019	$13,674	$2,585	$11,089	$0	$0	$0

MFS Moderate Allocation Fund	May 31, 2021	$5,502,840	$892,330	$4,610,510	$34,171	$63,596	$81,482
	May 31, 2020	$6,473,872	$1,045,220	$5,428,652	$12,586	$136,770	$69,876
	May 31, 2019	$5,510,288	$887,456	$4,622,832	$12,359	$194,970	$72,146

1          Does not include CDSCs that may be collected by MFD and subsequently remitted to a Fund to meet the requirements of FINRA Rule 2341.

		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares
MFS Aggressive Growth Allocation Fund	May 31, 2021	$986,146	$145,162	$840,984	Not Applicable	$3,373	$413
	May 31, 2020	$1,055,128	$157,597	$897,531	Not Applicable	$2,260	$329
	May 31, 2019	$1,017,381	$151,130	$866,251	Not Applicable	$1,073	$414

MFS Blended Research Small Cap Equity Fund	May 31, 2021	$23,734	$3,735	$19,999	Not Applicable	$0	$43
	May 31, 2020	$21,764	$3,402	$18,362	Not Applicable	$200	$56
	May 31, 2019	$27,292	$4,465	$22,827	Not Applicable	$0	$24

MFS Conservative Allocation Fund	May 31, 2021	$277,956	$43,622	$234,334	Not Applicable	$1	$1,735
	May 31, 2020	$296,987	$46,201	$250,786	Not Applicable	$858	$618
	May 31, 2019	$284,065	$44,819	$239,246	Not Applicable	$1,708	$938

MFS Growth Allocation Fund	May 31, 2021	$1,139,128	$172,266	$966,862	Not Applicable	$1,657	$516
	May 31, 2020	$1,201,041	$183,752	$1,017,289	Not Applicable	$7,467	$1,093
	May 31, 2019	$1,137,327	$172,837	$964,490	Not Applicable	$2,554	$1,382

MFS Moderate Allocation Fund	May 31, 2021	$726,047	$112,630	$613,417	Not Applicable	$0	$396
	May 31, 2020	$774,508	$119,839	$654,669	Not Applicable	$2,404	$593
	May 31, 2019	$734,463	$113,761	$620,702	Not Applicable	$2,582	$732

1               Does not include CDSCs that may be collected by MFD and subsequently remitted to a Fund to meet the requirements of FINRA Rule 2341.

G - 2

APPENDIX H - DISTRIBUTION PLAN PAYMENTS

The Fund has not adopted a Distribution Plan with respect to Class A1, Class I, Class R4, and Class R6 shares, as applicable. Amounts shown below do not reflect the rebate of a portion of each class’ service fee by MFD to each class. During the fiscal year ended May 31, 2021, the Fund accrued or paid the following expenses for Distribution Plan Payments:

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Aggressive Growth Allocation Fund	Class A Shares	$2,849,642	$2,658,886	$190,756
	Class B Shares	$414,076	$98,898	$315,178
	Class C Shares	$2,519,473	$1,941,536	$577,937
	Class 529A Shares	$458,202	$405,224	$52,978
	Class 529B Shares	$27,412	$6,572	$20,840
	Class 529C Shares	$218,574	$179,222	$39,352
	Class R1 Shares	$162,136	$162,056	$80
	Class R2 Shares	$304,690	$304,460	$230
	Class R3 Shares	$245,747	$245,543	$204

MFS Blended Research Growth Equity Fund	Class A Shares	$156,877	$155,932	$945
	Class B Shares	$5,206	$1,035	$4,171
	Class C Shares	$7,317	$5,059	$2,258
	Class R1 Shares	$1,839	$799	$1,040
	Class R2 Shares	$1,312	$784	$528
	Class R3 Shares	$280	$10	$270

MFS Blended Research Mid Cap Equity Fund	Class A Shares	$245,227	$245,227	$0
	Class B Shares	$1,087	$89	$998
	Class C Shares	$1,856	$596	$1,260
	Class R1 Shares	$1,184	$454	$730
	Class R2 Shares	$861	$475	$386
	Class R3 Shares	$3,032	$2,843	$189

MFS Blended Research Small Cap Equity Fund	Class A Shares	$155,705	$153,188	$2,517
	Class B Shares	$4,549	$979	$3,570
	Class C Shares	$61,290	$41,792	$19,498
	Class 529A Shares	$22,140	$18,175	$3,965
	Class 529B Shares	$694	$500	$194
	Class 529C Shares	$13,007	$11,072	$1,935
	Class R1 Shares	$38,952	$38,175	$777
	Class R2 Shares	$63,099	$62,792	$307
	Class R3 Shares	$1,669	$1,475	$194

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Blended Research Value Equity Fund	Class A Shares	$145,617	$144,895	$722
	Class B Shares	$1,182	$139	$1,043
	Class C Shares	$5,442	$3,923	$1,519
	Class R1 Shares	$730	$0	$730
	Class R2 Shares	$431	$57	$374
	Class R3 Shares	$207	$8	$199

MFS Conservative Allocation Fund	Class A Shares	$4,886,459	$3,576,945	$1,309,514
	Class B Shares	$555,817	$134,107	$421,710
	Class C Shares	$5,128,712	$4,288,083	$840,629
	Class 529A Shares	$415,994	$378,447	$37,547
	Class 529B Shares	$9,665	$9,213	$452
	Class 529C Shares	$376,271	$327,141	$49,130
	Class R1 Shares	$124,846	$124,698	$148
	Class R2 Shares	$276,441	$276,032	$409
	Class R3 Shares	$263,979	$263,745	$234

MFS Emerging Markets Equity Fund	Class A Shares	$392,061	$377,762	$14,299
	Class B Shares	$25,398	$6,287	$19,111
	Class C Shares	$104,187	$94,702	$9,485
	Class R1 Shares	$16,999	$16,832	$167
	Class R2 Shares	$19,652	$19,623	$29
	Class R3 Shares	$11,812	$11,788	$24

MFS Growth Allocation Fund	Class A Shares	$8,972,283	$8,231,451	$740,832
	Class B Shares	$1,193,997	$285,329	$908,668
	Class C Shares	$6,703,705	$5,686,371	$1,017,334
	Class 529A Shares	$756,562	$678,278	$78,284
	Class 529B Shares	$60,239	$20,427	$39,812
	Class 529C Shares	$548,186	$489,680	$58,506
	Class R1 Shares	$200,164	$199,970	$194
	Class R2 Shares	$673,555	$672,597	$958
	Class R3 Shares	$404,639	$404,390	$249

MFS International Diversification Fund	Class A Shares	$8,948,554	$8,728,002	$220,552
	Class B Shares	$215,998	$53,083	$162,915
	Class C Shares	$4,545,360	$3,739,018	$806,342
	Class R1 Shares	$88,597	$88,538	$59
	Class R2 Shares	$326,018	$325,860	$158
	Class R3 Shares	$2,557,687	$2,557,687	$0

MFS International Growth Fund	Class A Shares	$1,559,913	$1,519,307	$40,606
	Class B Shares	$28,102	$6,945	$21,157
	Class C Shares	$416,938	$353,404	$63,534

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
	Class R1 Shares	$62,665	$62,653	$12
	Class R2 Shares	$197,410	$197,214	$196
	Class R3 Shares	$395,534	$395,525	$9

MFS International Intrinsic Value Fund	Class A Shares	$7,292,475	$7,271,574	$20,901
	Class B Shares	$232,339	$54,999	$177,340
	Class C Shares	$3,396,718	$3,325,142	$71,576
	Class R1 Shares	$111,708	$111,583	$125
	Class R2 Shares	$1,123,322	$1,121,758	$1,564
	Class R3 Shares	$3,459,485	$3,453,266	$6,219

MFS International Large Cap Value Fund (commenced June 30, 2020)	Class A Shares	$1,237	$392	$845
	Class C Shares	$1,638	$280	$1,358
	Class R1 Shares	$1,096	$0	$1,096
	Class R2 Shares	$549	$0	$549
	Class R3 Shares	$275	$0	$275

MFS Managed Wealth Fund	Class A Shares	$29,811	$24,990	$4,821
	Class B Shares	$748	$38	$710
	Class C Shares	$70,937	$14,691	$56,246
	Class R1 Shares	$578	$0	$578
	Class R2 Shares	$296	$0	$296
	Class R3 Shares	$151	$0	$151

MFS Moderate Allocation Fund	Class A Shares	$9,764,147	$8,561,672	$1,202,475
	Class B Shares	$1,351,434	$322,482	$1,028,952
	Class C Shares	$7,988,304	$7,013,239	$975,065
	Class 529A Shares	$720,685	$652,029	$68,656
	Class 529B Shares	$17,099	$16,458	$641
	Class 529C Shares	$608,555	$543,994	$64,561
	Class R1 Shares	$256,603	$256,375	$228
	Class R2 Shares	$634,893	$633,507	$1,386
	Class R3 Shares	$584,955	$584,602	$353

1 Takes into account any amounts that may be returned to a Fund to meet the requirements of FINRA Rule 2341.

APPENDIX I - FINANCIAL INTERMEDIARY COMPENSATION

This Appendix sets forth a description of the financial intermediary compensation for the Fund.  Financial intermediaries receive various forms of compensation in connection with the sale of shares of the Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Fund, (ii) in the form of 529 administrative services payments paid by MFD, and (iii) shareholder servicing payments (for sub-accounting and other shareholder services) paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the Fund, and (iv) in the form of payments paid from MFD’s own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent MFD and its affiliates’ payments to a financial intermediary are made from payments received by MFD and its affiliates from the Fund, payments from MFD and its affiliates’ own additional resources to such intermediary may be reduced. In addition, to the extent financial intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD and its affiliates benefit from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. The compensation that financial intermediaries receive is negotiated with each financial intermediary and may vary by class of shares sold and among financial intermediaries. MFD and its affiliates do not make an independent assessment of the cost of selling the Fund and/or servicing the shareholder accounts. The payments received by a financial intermediary may exceed the cost to the financial intermediary of selling the Fund and/or servicing the shareholder accounts. The amount of compensation that MFD and its affiliates pay to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD and its affiliates do. Financial intermediaries (or their affiliates) that sell Fund shares may also act as brokers or dealers in connection with a Fund’s purchase or sale of portfolio securities. However, the Fund and MFS do not consider financial intermediaries’ sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Commissions and Distribution Plan Payments

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Asset Allocation Funds (currently for this purpose, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund), and MFS Total Return Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For Bond Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Georgia Municipal Bond Fund, MFS Global Opportunistic Bond Fund, MFS Global High Yield Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund) and MFS Lifetime Income Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For Short-Term Bond Funds (currently for this purpose, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price
Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.50%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, and Class 529A shares of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A and Class 529A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

For purchases of Class 529A shares not subject to an initial sales charge, MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price
On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

For purchases of Class 529A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise, financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions (except MFS Municipal High Income Fund)

For purchases of Class A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise (e.g., Employer Retirement Plan purchases), financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares by all other accounts not subject to an initial sales charge (except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price
On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

For purchases of Class A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class B, Class B1 and Class 529B Shares

For purchases of Class B, Class B1 and Class 529B shares, MFD will generally pay an up-front commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B, Class B1 and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates, MFD will generally pay financial intermediaries no up-front commission, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee).

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an up-front commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee) commencing in the 13th month following purchase.

For purchases of Class C shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates or Prudential Investment Management Services LLC, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee).

Class R1, Class R2, and Class R3 Shares

For purchases of the following R share classes, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to the following rates annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

Class	Annual Rate
Class R1	1.00%
Class R2	0.50%
Class R3	0.25%

529 Administrative Services Fees and Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the following payments:  529 administrative services fees as described in “Management of the Fund – Program Managers”; and shareholder servicing payments as described in “Management of the Fund - Shareholder Servicing Agent.”

Other MFD Payments

Certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the Fund, to participate in MFD’s promotional efforts, and/or in recognition of their marketing support, administrative services, and/or transaction processing support.  These payments are often referred to as “revenue sharing” payments.  MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary’s preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary.  In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary’s representatives and management, the ability to educate the representatives of the financial intermediary, and the number of representatives of the financial intermediary potentially utilizing the MFS Funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. A financial intermediary might perform the services itself or might arrange with a third party to perform the services.  In addition to the opportunity to participate in a financial intermediary’s retail distribution channel or program, payments can be made on account of one or more of the following:  business planning assistance; access for educating financial intermediary personnel about the MFS Funds; eligibility for placement on the financial intermediary’s preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; provision of analytical or other data services relating to the MFS Funds, such as statistical information regarding sales of the MFS Funds and related financial intermediary information; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education.

MFD also makes payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries’ costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD makes under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $11 per shareholder account maintained on certain mutual fund trading systems, or, from time to time, lump-sum payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading system.

Financial Intermediaries Receiving Such Payments from MFD’s Own Additional Resources

Set forth below is a list of the financial intermediaries to which MFD expects, as of March 31, 2021, to make the payments described above from its own additional resources with respect to the Fund. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since March 31, 2021, are not reflected. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:
ADP Broker-Dealer, Inc.	Morgan Stanley
American United Life Insurance	MSCS Financial Services LLC
Ameriprise Financial Services	National Financial Services Corp
Ascensus, Inc.	Nationwide Investment Services Corp
Avantax Investment Service, Inc	Northwestern Mutual Inv Svc LLC
BMO Harris Bank	Pacific Financial Group, LLC
Charles Schwab & Co Inc.	Pershing LLC
Citigroup Inc.	PNC Financial Group
Columbia Management	Principal Life Insurance Company
Commonwealth Financial Network	Prudential Investment
Conduent HR Services	Raymond James Financial, Inc.
Edward Jones	Reliance Trust Company
Equitable Financial Life Ins Co	Robert W. Baird & Co. Incorporated
First Command Financial Services, Inc.	Security Financial Resources, Inc.
Goldman Sachs & Co.	Standard Retirement Services, Inc
Great-West Life & Annuity	State of Oregon
Group 3 Financial LLC	The Charles Schwab Trust Company
HUB International Limited	The Vanguard Group
Jackson National Life Insurance Company	TIAA-CREF Financial Services
John Hancock Life Insurance	Transamerica Advisors Life Insurance
JPMorgan Chase & Co	UBS Financial Services Inc
Lincoln Financial Group	Valic Financial Advisors Inc
LPL Financial Corporation	Voya Financial
MassMutual Financial Group	Waddell & Reed Inc.
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	Wells Fargo & Company
Mid Atlantic Capital Group	Wilmington Trust Company

The payments to a financial intermediary out of MFD’s own additional resources described above are usually based on variable factors (i.e., a percentage of fund assets attributable to the financial intermediary). Certain financial intermediaries, however, receive such payments in the form of fixed-dollar amounts that are paid without regard to the particular funds and/or share classes held through the financial intermediary.

These fixed-dollar payments may be in addition to the variable payments described above and may represent only a small portion of the overall combined fixed and variable revenue sharing payments made by MFD to a particular financial intermediary. During the year ended December 31, 2020, MFD made and/or accrued fixed-dollar payments in amounts ranging between approximately $5,000 and $1,800,000 per financial intermediary.

MFD, from MFD’s own additional resources, also makes payments or provides reimbursement to, or on behalf of, certain financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, contests, training and educational meetings, client prospecting and retention activities, and due diligence trips.  These payments may include travel expenses, including lodging incurred by registered representatives and other employees of certain financial intermediaries. MFD makes such payments as it deems appropriate, subject to MFD’s guidelines and to the extent not prohibited by federal securities laws or state laws, the rules of the SEC and FINRA, or other applicable laws and regulations. In certain instances, MFD will also offer other compensation, including goodwill payments, to the extent not prohibited by applicable laws and regulations.

APPENDIX J - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for the MFS Funds, certain matters described herein may not apply to the Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

Asset Segregation.  With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including short sales, futures, forward contracts, written options, swaps, and certain other derivatives, the purchase of securities on a when-issued, delayed delivery or forward commitment basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must segregate liquid assets or engage in other measures to cover open positions (collectively “cover”) with respect to such transactions.  Assets segregated to cover these types of transactions can decline in value and may not be available to meet redemptions.

For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions in an amount equal to the Fund’s obligation under the contract (e.g., notional value).  With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to cash-settle, the Fund may cover its open positions in an amount equal to the Fund’s daily marked-to-market obligation.  By covering only its daily marked-to-market obligation under cash-settled forward or futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to cover in an amount equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

Below Investment Grade Quality Debt Instruments. Below investment grade quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and will involve greater risk of principal and income, including the possibility of default or bankruptcy of the issuers of such instruments, and may involve greater volatility of prices, especially during periods of economic uncertainty or change, than higher quality debt instruments. These below investment grade quality debt instruments generally tend to reflect economic changes and the outlook for economic growth, short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates, although these below investment grade quality debt instruments are also affected by changes in interest rates. In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these below investment grade quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these below investment grade quality debt instruments may be affected by the market’s perception of their credit quality.

These risks are especially acute for distressed instruments, which are securities of issuers in extremely weak financial condition or perceived to have a deteriorating financial condition that will materially affect their ability to meet their financial obligations.  Issuers of such instruments are generally experiencing financial or operating difficulties, have substantial capital needs or negative net worth, face special competitive or product obsolescence problems, or may be involved in various stages of bankruptcy, restructuring, or liquidation.

Instruments in the lowest tier of investment grade debt instruments have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments and involve the risks described above to a greater degree than in the case of higher grade securities.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the Investment Company Act of 1940 (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so.  Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Business Continuity.  MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund.  While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, natural disasters, outbreaks of pandemic or epidemic diseases, acts of governments, any act of declared or undeclared war (including acts of terrorism), power shortages or failures, utility or communication failure or delays (including disruptions to broadband and Internet services), labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. These circumstances, including systems failures and malfunctions, could cause disruptions and negatively impact the Fund’s service providers and the Fund’s business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate the Fund’s net asset value and price the Fund’s investments, and impediments to trading portfolio securities. Disruptions to business operations may exist or persist even if employees of MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund are able to work remotely. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Cash Management. A Fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including a money market fund advised by MFS. Generally, these securities offer less potential for gains than other types of securities.

Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) are types of securitized instruments and include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund. A CBO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a diversified pool of debt instruments, including below investment grade quality debt instruments, held by such issuer. A CLO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a pool of loans, including domestic and non-senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade quality, held by such issuer. CDOs may be less liquid than other types of securities.

For CDOs, the cash flows are generally split into two or more portions, called tranches, varying in risk and yield. The riskiest tranche bears the first loss from defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default (though such protection is not complete). The risks of an investment in a CDO depend largely on the type of the underlying collateral and the tranche of the CDO in which a Fund invests. Since it is partially protected from defaults, a senior tranche from a CDO may have a higher rating and lower yields than its underlying collateral.

In addition to the risks associated with debt instruments and securitized instruments, CDOs carry additional risks including, (i) the possibility that distributions from underlying collateral will not be adequate to make interest or other payments; (ii) the quality of the underlying collateral may decline in value or default; (iii) the risk that the Fund may invest in CDOs that are subordinate to other tranches; and (iv) the complex structure of the instrument may produce disputes with the issuer or unexpected investment results.

Some of the loans in which a Fund may invest or to which a Fund may gain exposure through its investments in CDOs, CLOs, or other types of structured securities may be covenant-lite loans, which impose fewer or less restrictive constraints on the borrower than certain other types of loans. Covenant-lite loans generally do not include terms that allow the lender to monitor the performance of the borrower and declare a default or force a borrower into bankruptcy restructuring if certain quantitative criteria related to the borrower’s financial condition are breached. Under such loans, lenders typically must rely on covenants that restrict a company from incurring additional debt or engaging in certain actions, in each case generally subject to certain exceptions, which exceptions may be broader or more extensive in covenant-lite loans relative to certain other types of loans. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, a Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more traditional covenants.

Commodity Pool Operator Regulation.  Except with respect to MFS Managed Wealth Fund, a notice has been filed by MFS with the National Futures Association (NFA) claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to such Fund.  As a result, MFS, as adviser to such Fund, is not currently subject to registration or regulation as a CPO with respect to such Fund.  However, if in the future MFS, with respect to a Fund, is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

MFS, as adviser to MFS Managed Wealth Fund, is registered and regulated as a CPO under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder with respect to such Fund.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, commodity-linked notes, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates, currency fluctuations, population growth and changing demographics, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, policies of commodity cartels, and international market, economic, industry, political, environmental, public health, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.  In addition, a highly liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas, and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. A convertible security provides holders, through its conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, a convertible security generally sells at a price above its “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of a convertible security will vary over time generally depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stock declines in value, a convertible security will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. In general, a convertible security performs more like a stock when the conversion value exceeds the value of the convertible security without the conversion feature and more like a debt instrument when its conversion value is less than the value of the convertible security without the conversion feature.  However, a security that is convertible other than at the option of the holder generally does not limit the potential for loss to the same extent as a security convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible security may also be expected to increase. At the same time, however, the difference between the market value of a convertible security and its conversion value will narrow, which means that the value of a convertible security will generally not increase to the same extent as the value of the underlying common stock. Because a convertible security may also be interest rate-sensitive, its value may increase as interest rates fall and decrease as interest rates rise. A convertible security is also subject to credit risk, and is often a lower-quality security.

A contingent convertible or contingent capital security is a type of hybrid security that is intended to either convert into an equity security or have its principal written down or written off upon the occurrence of certain trigger events.  An automatic write down, write off, or conversion event will typically be triggered by a reduction in the issuer’s capital level or an action by the issuer’s regulator, but may also be triggered by other factors.  Due to the contingent write down, write off, or conversion feature, a contingent convertible security may have a greater risk of principal loss than other securities in times of financial stress.   If the trigger level is breached, the value of the contingent convertible security may decrease to zero with no opportunity for an increase in value even if the issuer continues to operate.

Counterparties and Third Parties:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. In addition, fund assets held by a custodian or other third party are subject to the credit risk of the custodian or other third party, and to the custodian’s or third party’s ability or willingness to perform in accordance with the terms of the arrangement. If such a counterparty, custodian, or other third party becomes insolvent or declares bankruptcy, the fund may be limited in its ability to exercise rights to obtain the return of fund assets or in exercising other rights against the counterparty or third party. In addition, bankruptcy and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to exercise its rights, including terminating an arrangement or transaction or obtaining fund assets in a timely manner. Counterparties and third parties located outside the United States may involve greater risk of loss or delay in the event of insolvency or bankruptcy. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) a third party has identified that country as an issuer’s “country of risk”; (e) the issuer is included in an index which is representative of that country; (f) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (g) the issuer has 50% or more of its assets in that country.  For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated.  For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Cyber Security.  The Fund does not directly have any operational or security systems or infrastructure that are potentially subject to cyber security risks, but the Fund is exposed through its service providers (including, but not limited to, MFS, MFD, the custodian, the auditor, MFSC, financial intermediaries, and subadvisor (if applicable)), to cyber security risks. With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to the Fund and its shareholders. Cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through system-wide “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber security failures or breaches resulting from the Fund’s service providers or the issuers of securities in which the Fund invests could negatively impact the value of the Fund’s investments and cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, the inability to calculate the Fund’s net asset value, impediments to trading, destruction to equipment and systems, interference with quantitative models, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchanges and other financial market operators, and other parties. The Fund may incur incremental costs to prevent or reduce the impact of cyber incidents in the future which could negatively impact the Fund and its shareholders.

While MFS has established information security plans, business continuity plans and risk management systems that it believes are reasonably designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been (or cannot be) adequately identified. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by service providers, or by issuers in which the Fund invests, and such service providers may have limited indemnification obligations to MFS or the Fund, each of whom could be negatively impacted as a result.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. In addition, because yields vary over time, no specific level of income can ever be assured. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. To the extent the Fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the Fund’s net asset value, especially if the instrument has a longer maturity. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet higher debt service requirements. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity.  Debt markets, including fixed-income markets, can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural and environmental disasters such as earthquakes, fires, floods, hurricanes, tsunamis and other weather-related phenomena; outbreaks of pandemic and epidemic diseases; terrorist attacks; war or military confrontations; and other geopolitical changes or events (and their aftermath) can have a dramatic adverse effect on debt markets, including fixed-income markets, and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.  Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies’ operating costs and capital expenditures. Debt markets, including fixed-income markets, may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the U.S. and world economies and markets generally.  For example, the novel coronavirus (COVID-19) outbreak has resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output.  The impact of this outbreak and other epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways.  A health crisis may also exacerbate other pre-existing political, social and economic risks.  Any such impacts could adversely affect the prices and liquidity of the Fund’s investments and the Fund’s performance.

The London Interbank Offered Rate (LIBOR) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the Fund’s investments, payment obligations, and financing terms may be based on LIBOR. In 2017, the head of the United Kingdom Financial Conduct Authority (FCA), the agency that oversees LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the FCA and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Regulators and industry groups have been planning for the transition away from LIBOR and other interbank offered rates to alternative reference rates and are in the process of implementing measures intended to facilitate this transition.  However, the transition to alternative reference rates may affect the liquidity and valuation of investments tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly.  Accordingly, it is difficult to quantify or predict the impact on the Fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the Fund, or on certain instruments in which the Fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates.  The transition may also result in a reduction in value of certain LIBOR-based investments held by the Fund, or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the Fund’s performance. Since the usefulness of LIBOR as a reference rate could also deteriorate during the transition period, these effects could occur prior to the formal transition away from LIBOR.

See APPENDIX N for a description of ratings.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the U.S. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. Depositary receipts denominated in a currency other than the currency of the underlying securities subjects the investors to the currency risk of the depositary receipt and the underlying securities.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Investments in non-U.S. issuers through ADRs, EDRs, GDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers.  Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Derivatives. While the Fund may use derivatives for any investment purpose, the Fund expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives often involve a counterparty to the transaction. Derivatives involving a counterparty are subject to the credit risk of the counterparty and to the counterparty’s ability or willingness to perform in accordance with the terms of the derivative. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the U.S. and other countries, including asset segregation, margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund’s use of derivatives.

Emerging Market Countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country’s inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country’s financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Investments tied economically to emerging market countries may be more volatile than investments in countries with more developed markets. The risk of expropriation, confiscatory taxation, nationalization and social, political, and economic instability, greater susceptibility to environmental problems, greater government involvement in the economy, inflation or deflation, currency devaluations, currency exchange rate fluctuations, war, and terrorism may be greater in emerging market countries than countries in developed markets. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemic, epidemic, or contagious diseases from time to time. The economies of emerging market countries may be based on only a few industries, may be vulnerable to changes in trade conditions, and may have large debt burdens and higher inflation rates.

A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Further, some securities may not be available to the Fund because foreign shareholders hold the maximum amount permissible under current law. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries and may be subject to currency exchange control restrictions. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Generally accepted accounting, auditing, and financial reporting practices and standards in emerging market countries may vary from country to country and may be significantly different from those countries in developed markets. There may be less publicly available information about issuers and certain financial instruments, and currency hedging may be unavailable. Shares of companies that only trade on an emerging market securities exchange are not likely to file reports with the SEC. The financial information and disclosure made by such issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities since such companies are generally not subject to the same regulatory, accounting, auditing or auditor oversight requirements applicable to companies that file reports with the SEC. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S.

public companies, is unable to inspect audit work papers in certain emerging market countries. Many emerging market countries have less government supervision, regulation, and enforcement of the securities markets and participants in those markets.

Investors in emerging markets may not have the ability to seek certain legal remedies in U.S. courts as private plaintiffs. As a practical matter, investors may have to rely on domestic legal remedies that are available in the emerging market and such remedies are often limited and difficult for international investors to pursue. Shareholder claims, including class action and securities law and fraud claims, generally are difficult or unavailable to pursue as a matter of law or practicality in many emerging market countries. In addition, the SEC, U.S. Department of Justice and other U.S. authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company officers and directors, in certain emerging markets due to jurisdictional limitations and various other factors.

The securities markets of emerging market countries may have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. In addition, securities markets of emerging market countries may be subject to potential market closures due to market, economic, political, regulatory, geopolitical, environmental, public health, or other conditions.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed countries because brokers and counterparties in such countries may be less well-capitalized and custody and registration of assets in some countries may be unreliable.

Emerging market country debt is subject to high risk and may not be rated for creditworthiness by any internationally recognized credit rating organization. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. If a government obligor defaults on its obligation, an investor may have limited resources and may not be able to enforce a judgment against a foreign government.

A sub-set of emerging market countries are considered to have frontier markets. Frontier market countries generally have smaller, less diverse economies and less mature capital markets than larger emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Certain trading structures or protocols in some emerging markets involve the risks described above to a greater degree than in developed markets or even in other emerging markets. The Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) or debt securities traded on the China Interbank Bond Market (“CIBM Bonds” and with “China A-Shares, “China Connect Securities”), through a variety of mutual market access programs (collectively, “China Connect”) that enable foreign investment in People’s Republic of China (PRC) exchange-traded securities via investments made in Hong Kong or other locations that may in the future have China Connect programs with the PRC. Examples of China Connect programs include the Shanghai and Shenzhen-Hong Kong Stock Connect (collectively, “Stock Connect”) and the China Bond Connect (the “Bond Connect”). Trades do not cross between the Shanghai and Shenzhen stock exchanges and a separate broker is assigned for each exchange. If the Fund rebalances across both exchanges, the Fund must trade out of stocks listed on one exchange with a broker and trade into stocks on the other exchange with a separate broker. As a result, the Fund may incur additional fees.

There are significant risks inherent in investing in China Connect Securities through China Connect. The China Connect programs are relatively new. There can be no assurance that China Connect programs will not be discontinued without advance notice or that future developments will not restrict or adversely affect a Fund’s investments or returns through China Connect. The less developed state of PRC’s investment and banking systems with respect to foreign investment subjects the settlement, clearing, and registration of China Connect Securities transactions to heightened risks. China Connect program restrictions could also limit the ability of a Fund to sell its China Connect Securities in a timely manner, or to sell them at all. For instance, China Connect programs involving Hong Kong can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if Hong Kong markets are closed but China Connect Securities are trading in the PRC, or where China Connect programs are closed for extended periods of time because of subsequent Hong Kong and PRC holidays (or for other reasons), a Fund may not be able to dispose of its China Connect Securities when it wants to in a timely manner, which could adversely affect the Fund’s performance. Additionally, certain China Connect programs are subject to daily quota limitations on purchases of certain China Connect Securities (such as China A-Shares). Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. Investment quotas are subject to change, and although the current quotas do not place limits on sales of China A-Shares or other China Connect Securities through China Connect programs, there can be no guarantee that capital controls would not be implemented that could adversely affect the Fund’s ability to remove money out of China and use it for other purposes, including to meet redemptions.

China Connect Securities purchased through a China Connect program are held through a nominee structure by a Hong Kong-based depository as nominee (the “Nominee”) on behalf of investors. Thus, the Fund’s investments will be registered on the books of the PRC clearinghouse in the name of a Hong Kong clearinghouse, and on the books of a Hong Kong clearinghouse in the name of the Fund’s Hong Kong sub-custodian, and may not be clearly designated as belonging to the Fund. The precise nature and rights of a Fund as the beneficial owner of China Connect Securities through the Nominee is not well defined under PRC law and it is not yet clear how such rights will be recognized or enforced under PRC law. The use of the nominee system also exposes the Fund to the credit risk of the depository intermediaries, and to greater risk of expropriation. Different fees, costs, and taxes are imposed on foreign investors acquiring China Connect Securities acquired through China Connect programs, and these fees, costs, and taxes may be higher than comparable fees, costs, and taxes imposed on owners of other securities providing similar investment exposure. Furthermore, the securities regimes and legal systems of the PRC and Hong Kong differ significantly from each other and issues may arise based on these differences. Loss of Hong Kong independence or legal distinctiveness, for example, could undermine significant benefits of the China Connect programs. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through China Connect programs, and thus could adversely impact the Funds investing through China Connect programs.

CIBM Bonds may also be purchased through the CIBM Direct Access Program, which is also relatively new. The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through a settlement agent located in China, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent. Many of the same risks that apply to investments in the PRC through China Connect programs also apply to investments through the CIBM Direct Access Program.

Certain securities issuers, including issuers in certain emerging market countries, may use a structure known as a variable interest entity.  A Fund’s investment in such an issuer may pose additional risks because the Fund’s investment is made through a holding company whose interests in the underlying operating business are established through contracts rather than through equity ownership. Certain Chinese companies have used variable interest entities as a means to circumvent Chinese restrictions on foreign ownership of securities in certain sectors.  In such cases, the operating company is generally owned by Chinese nationals and an offshore holding company indirectly holds certain contractual rights relating to the operating company, including a contractual claim on the operating company’s profits. Shares of the offshore holding company, in turn, are traded on exchanges outside of China and are available to non-Chinese investors such as the Fund.  While variable interest entities are a longstanding industry practice in China, the legal status of variable interest entities under Chinese law is uncertain. There is a risk that the Chinese government may cease to tolerate the variable interest entity structure at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers.  Further, in case of dispute (for example, with the Chinese owners of the operating company), the holding company’s contractual claims with respect to the operating company may be deemed unenforceable in China, thus limiting the remedies and rights of investors such as the Fund.  Such legal uncertainty may be exploited against the interests of the investors in the related holding company.  Further, the variable interest entity structure generally restricts the Fund’s ability to influence the operating company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from operating company earnings.  Foreign companies listed on stock exchanges in the United States, including companies using the variable interest entity structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the Public Company Accounting Oversight Board, or other United States regulators.

Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events.

These and other risks may exist to varying degrees in connection with investments through other trading structures, protocols and platforms in emerging markets.

Equity Securities.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for such securities, equity interests in REITs, securities of investment companies, and other similar interests in an issuer.  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or segment of an equity market. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies’ operating costs and capital expenditures. Equity markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the U.S. and world economies and markets generally.  For example, the COVID-19 outbreak has resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output.  The impact of this outbreak and other epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways.  A health crisis may also exacerbate other pre-existing political, social and economic risks.  Any such impacts could adversely affect the prices and liquidity of the Fund’s investments and the Fund’s performance.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, foreign securities may be denominated in foreign currencies and currencies may be purchased directly. Accordingly, changes in the values of those currencies may have a positive or negative effect on the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, tariffs, and other political or regulatory developments.  Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar. In addition, certain foreign countries may restrict the free conversion of their currencies into other currencies and certain foreign currencies may not trade outside their local country.

Although foreign currency dealers generally do not charge a fee for foreign currency transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.

Foreign currency transactions are contracts to purchase or sell foreign currencies for settlement on a future date.  Foreign currency transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date are referred to as deliverable forwards.  Depending on time to settlement and certain other characteristics, certain deliverable forwards can be referred to as “spot” foreign currency transactions.   Foreign currency transactions that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and current rate at settlement based upon an agreed upon notional amount are referred to as non-deliverable forwards.  Depending on whether a foreign currency transaction is deemed to be a spot, a deliverable forward or a non-deliverable forward in a particular jurisdiction, the transaction may be subject to no or different regulatory requirements, including but not limited to reporting, margin, clearing and exchange trading or trading on other public facilities.  Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the Fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, certain foreign currency transactions may be required to be subject to initial as well as variation margin requirements.  Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

A “settlement hedge” or “transaction hedge” attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a foreign currency transaction for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Foreign currency transactions to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Foreign currency transactions can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Foreign currency transactions can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS’ skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund’s returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency’s value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that MFS’ use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets. Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social developments, military action or unrest, adverse diplomatic developments, or government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), and may be affected by actions of U.S. and foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, imposition of tariffs or other economic and trade sanctions, embargoes, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, entering or exiting trade or other intergovernmental agreements, or other government action. Economic or other sanctions imposed on a foreign country or issuer by the U.S., or on the U.S. by a foreign country, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign trading, settlement and custodial practices (including those involving settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding or other taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. Some countries limit the ability to profit from short-term trading (as defined in that country).

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. Foreign securities may trade on markets that are closed when the U.S. markets are open.  As a result, accurate pricing information based on foreign market prices may not always be available. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries. Investors in foreign countries may have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other U.S. authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Some foreign investments impose restrictions on transfer within the United States or to U.S. persons. Although investments subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign investments that are not subject to such restrictions.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund’s non-U.S. portfolio securities, no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.

On January 31, 2020, the United Kingdom withdrew from the European Union (commonly referred to as “Brexit”). An agreement between the United Kingdom and the European Union governing their future trade relationship became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the European Union. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the European Union, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract. Futures on indexes and futures not calling for physical delivery of the underlying indicator will be settled through cash payments rather than through delivery of the underlying indicator.

If a fund is the purchaser or seller of a futures contract, the fund is required to deposit “initial margin” with a futures commission merchant (“FCM”) when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract’s notional amount. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be increased by the FCM during the term of the contract. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor, and with respect to certain futures contracts, short futures positions may theoretically result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments equal to the daily change in value of the futures contract. In addition, on the settlement date, an investor in physically settled futures may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be sold until their last trading dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The CFTC and certain exchanges have established speculative position limits, referred to as “position limits,” on the maximum speculative positions which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by MFS may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the performance of the Fund. In addition, the CFTC recently adopted rules that, once effective, will materially expand the scope of contracts subject to federal limits to include additional futures and options on futures and certain swaps. Such regulations may adversely affect the Fund’s ability to hold positions in certain futures contracts and related options and swaps.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Foreign futures contracts may not be subject to the same level of regulation as U.S. futures contracts, and foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S. traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, clearing member, clearing house, or other party that may owe margin to a fund.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument.  The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation:  Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, the Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter.  Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending MFS Fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing MFS Fund.  A borrowing MFS Fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed.  Any delay in repayment of an interfund borrowing to a lending MFS Fund could result in lost investment opportunities or borrowing costs.

Large Shareholder Risk: From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, or other MFS Funds) may make relatively large redemptions or purchases of Fund shares.  These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities.  In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.  Purchases of a large number of shares may adversely affect the Fund’s performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount generally at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment; however, it is sometimes not feasible, particularly in the case of foreign securities, to recall the securities in time to vote the shares. The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment and related transaction costs by the time the replacement investment is purchased. The Fund bears the risk of any investment loss from cash received as collateral that is invested in other eligible securities, including shares of a money market fund. The Fund engages securities lending agents to arrange loans of the portfolio securities.  The Fund pays a fee to such agents.

Services provided by the securities lending agents include locating borrowers; evaluating the initial and ongoing creditworthiness of borrowers; determining and monitoring the value of loaned securities and collateral; monitoring collateral requirements and collecting additional collateral as necessary; collateral transfer; cash collateral management; negotiation of loan terms; selection of securities to be loaned; recordkeeping and reporting; monitoring lending restrictions; monitoring for loan position modifications due to corporate actions; monitoring distribution activity and delivering any distributions from securities on loan; monitoring proxy votes related to U.S. loaned securities; and arranging for the return of loaned securities at loan termination or as otherwise required.

New regulations require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements in the event the counterparty or its affiliate becomes subject to a resolution or insolvency proceeding.

Income and fees related to securities lending activities for the Fund’s most recent fiscal year are set forth in APPENDIX O.

Leveraging. Certain transactions and investment strategies, including when-issued, delayed delivery, and forward commitment purchases, mortgage dollar rolls, and some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and not possible to sell these investments and the Fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

The Fund has implemented a liquidity risk management program pursuant to Rule 22e-4 under the 1940 Act that MFS believes is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.  In accordance with Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.  In the event the Fund’s illiquid investments exceed 15% of the Fund’s net assets, MFS will take certain actions, including reporting the occurrence to the Board and providing the Board with information regarding how MFS plans to bring the Fund’s illiquid investments to or below 15% of the Fund’s net assets within a reasonable time. While the Fund’s liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund’s investments.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Historically, loans normally have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. Loans may also not be considered “securities,” and purchasers may not be entitled to rely on the anti-fraud and other protections of the federal securities laws.

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have higher prices.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (MNPI) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the prices the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Master Limited Partnerships.  Master limited partnerships are limited partnerships in which ownership interests are publicly traded.  Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments.  Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industry in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries.  In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

MFS Funds-of-Funds Conflict of Interest Risk. In managing MFS Fund-of-Funds and underlying funds, MFS is subject to conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds), and, more generally, in fulfilling its obligations with respect to both the MFS Fund-of-Funds and the underlying funds. Therefore, a conflict of interest exists because MFS has an incentive to allocate fund assets into underlying funds that produce the greatest fees for MFS; however, MFS is legally obligated to act in the best interests of both the MFS Fund-of-Funds and the underlying funds.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

During the 2008 global financial downturn and the recent market volatility caused by the coronavirus outbreak, many money market instruments that were thought to be highly liquid became illiquid and lost value. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions with respect to the financial markets generally and money market instruments in particular.  While these actions have stabilized the markets for these instruments, there can be no assurances that those actions will continue or continue to be effective. If the Fund’s money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. In addition, tax or other regulatory changes may adversely affect the mortgage-backed securities market as a whole. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Investments in mortgage-backed securities are impacted by the industry, sector, and geographic region of the underlying mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National

Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Under the Federal Housing Finance Agency’s “Single Security Initiative,” FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of FNMA and FHLMC mortgage-backed securities.  In June 2019, FNMA and FHLMC started to issue UMBS in place of their current offerings of TBA-eligible mortgage-backed securities.  The effect of the issuance of UMBS on the market for mortgage-backed securities is uncertain.

Private mortgage-backed securities represent interest in pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above.  Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities typically provide a monthly payment which consists of both interest and principal payments.  In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or the location and age of other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and securitized instruments. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. Ongoing developments in the residential and commercial mortgage markets may have additional consequences for the market for mortgage-backed securities. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes drastically, with respect to securitizations involving mortgage loans. The effects of the COVID-19 virus and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments. There are fewer investors in mortgage- and asset-backed securities markets and those investors are more homogenous than in markets for other kinds of securities. If a number of market participants are impacted by negative economic conditions, forced selling of mortgage- or asset-backed securities unrelated to fundamental analysis could depress market prices and liquidity significantly and for a longer period of time than in markets with greater liquidity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by residential or commercial loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” The CMO structure enables the issuer to direct the principal and interest cash flow generated by the collateral of the different tranches in a prescribed manner in order to meet different investment objectives. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. Other structures include floating rate CMOs, parallel pay CMOs, planned amortization classes, accrual bonds and CMO residuals. These structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and prices of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities. The value of CMOs collateralized by commercial mortgages or commercial mortgage pass-through securities depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.  SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing.  If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for federal tax purposes as issued by or an obligation of) states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become federally taxable, possibly retroactively to the date the municipal instrument was issued and an investor may need to file an amended income tax return. Certain types of structured securities are designed so that tax-exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

From time to time, proposals have been introduced before Congress and state legislatures to restrict or eliminate the federal and state income tax exemption for interest on municipal instruments.  Similar proposals may be introduced in the future.  Such legislation or court or tax rulings that eliminate or cap the federal and/or state deduction of interest from municipal instruments could adversely affect the price of municipal instruments and the interest paid by the municipal instruments, and may restrict or eliminate the ability of the Fund to achieve its respective investment objective.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality.  The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, or political or economic developments in the region where the instrument is issued.  Municipal instruments generally trade in the over-the-counter market. Information about the financial condition of an issuer of municipal bonds may not be as extensive or frequently available as that which is made available by corporations whose securities are publicly traded.

General obligation bonds are backed by the issuer’s pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, territories, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the specific revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state’s or local government’s proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Specific revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal bond insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal bond insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal bond insurance policy is dependent on the credit quality and financial strength of the company providing such insurance and its ability to fulfill its claims-paying obligations. As a result of ratings downgrades and withdrawals from the municipal bond insurance business, some municipal bond insurance policies may have little or no value.

Municipal bonds may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of borrowers in a state, U.S. territory, or possession. For example, the COVID-19 outbreak stressed the financial resources of certain municipal issuers, weakening their ability to meet their financial obligations and, in some cases, harming the value of the Fund’s investments. Factors contributing to the economic stress on municipal issuers included an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing the revenue bonds issued by hospitals, colleges and universities, toll roads, convention centers, stadiums, casinos, and others due to closures and/or curtailment of services and/or changes in consumer behavior.  These risk factors were mitigated by significant Federal aid, however, and have shown signs of abating as the U.S. economy reopens.  Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties,  it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience.

In addition to being downgraded, if a municipality experiences significant financial distress, depending on applicable law, it may become subject to emergency oversight, and in some jurisdictions may be eligible to file a petition for relief under Chapter 9 of the U.S. Bankruptcy Code.  As a result of these actions, a distressed municipality may be entitled to certain protections from the enforcement of rights and remedies by creditors in order to permit the municipality to negotiate and execute a plan for the reorganization of its debts.  Such a reorganization of debts may include the extension of debt maturities, reduction in the amount of principal and interest due thereon, alterations to contractual provisions and other measures which may significantly affect the value of the securities issued by the municipality and the value of the Fund’s investments therein.

Education.  In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding or to fund construction and other projects which benefit the educational institution are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions, including the events surrounding the COVID-19 pandemic. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses, including those associated with the curtailment of on campus activities due to the COVID-19 pandemic, could impair the ability of a borrower to make annual debt service payments. Charter schools are subject to the additional risk that the contract (or charter) may be revoked for failure to meet academic or fiscal management standards, safety or health-related issues, or other reasons. Student loan revenue bonds are typically offered by state (or substate) entities and are primarily backed by pools of private student loans. Underlying student loans are generally unsecured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, unemployment rates, the trust’s overall ability to generate excess spread, and loan modifications. Since bonds are issued prior to the origination of student loans, there is risk that bond proceeds are not fully disbursed to students, in which case the issuer has the option to retire bonds prior to the stated maturity or call date.

Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, bankruptcy protection for student loan borrowers, and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self-imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects on demand from economic conditions, (d) the effects of conservation on energy demand, (e) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (f) timely and sufficient rate increases allowing for reasonable cost recovery including growing retiree obligations and changing fuel prices, (g) maintenance of existing assets and (h) timely and efficient construction of new assets including those to meet renewable energy mandates.

Health Care. The health care industry includes providers such as hospitals, nursing homes, retirement communities, and community health organizations.  It is subject to regulatory action by a number of governmental agencies at the federal, state, and local level. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions, including the COVID-19 pandemic and associated revenue and expense pressures; the real estate market; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers.  In the future, the following factors may adversely affect health care facility operations: national health reform legislation or proposed legislation; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Due to the difficulty in precisely predicting demand for mortgages, there is a risk that the bond proceeds will be in excess of demand, which could result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued, and is negatively impacted by an increase of the rate of mortgage defaults. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. The financing of housing projects is affected by a variety of factors, including general economic conditions, interest rates, and real estate prices, which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. Some authorities provide additional security for the bonds in the form of insurance, subsidies (federal, state, or local), additional collateral, or state pledges (without obligation) to make up deficiencies.  With respect to multi-family housing, additional risk factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. With respect to single family housing, additional risk factors include the additional credit risk of first-time homebuyers with lower incomes and mortgages with little or no equity.

Prepaid Gas Bonds.  Payment of principal and interest on prepaid gas bonds is subject to the key risk that the gas supplier fails to provide the natural gas as agreed over the life of the contract between the gas supplier and the municipal utility.  The gas supplier’s obligation to provide the natural gas is guaranteed by a financial institution and therefore the credit quality of this financial institution is an important factor in the credit quality and value of the bonds.  Additional risks include the willingness and ability of the municipal utilities to purchase the gas when delivered.  Failure to do so, among other things, could result in the bond being called.

Tender Option Bonds. The Fund may invest in certificates issued in tender option bond (TOB) transactions.  A TOB is a common way of referring to floating rate certificates issued by a special purpose trust into which one or more municipal instruments are deposited. In a TOB transaction, the trust issues two classes of securities.  The first class, the floating rate certificates (floaters), is typically sold to third-party investors and pays an interest rate that is reset periodically based on a specified index.  The second class, the inverse floating rate certificates (inverse floaters), is typically issued to the investor(s) that deposited the municipal instruments into the trust, and pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floaters, after expenses.

Holders of the floaters generally have the right to tender such securities back to the TOB trust for par plus accrued interest.  A remarketing agent for the trust is required to attempt to re-sell any tendered floaters to new investors for the purchase price (the stated amount of the floaters plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floaters, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floaters or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floaters.

Holders of the inverse floaters typically have the right to partially or totally collapse their interest in the TOB trust by causing the holders of a proportional share of the floaters to tender their notes to the TOB trust at par plus accrued interest. Thereafter, holders of the inverse floaters may withdraw a corresponding share of the municipal instruments from the TOB trust.

Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage.

Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a greater extent than the value of the TOB trust’s underlying municipal bonds in response to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be more volatile than the value of other debt instruments of comparable maturity and quality; during periods of rising interest rates, the prices of inverse floaters will tend to decline more quicky than those of fixed rate instruments. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.

A TOB transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floaters that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floaters in an amount equal to the purchase price of their securities plus accrued interest and then to the holders of the inverse floaters. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

Other accounts that are advised or sub-advised by MFS or its affiliates may make concurrent side-by-side investments in the same TOB trust, with each account participating in the TOB trust independently of the other participating accounts.  In such a scenario, each account will generally bear the benefits and burdens of its proportional investment in the trust.

Both Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to tender option bond programs.  As a result of the Volcker Rule and Risk Retention Rules, one or more investors in each TOB trust’s inverse floaters must serve as the “sponsor” of the trust and undertake certain responsibilities.  To the extent the Fund serves as such a sponsor, although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.

Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floaters are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider’s ability or willingness to perform in accordance with the terms of the arrangement.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and may be affected by the price and availability of fuel as well as perceived global safety risks including the COVID-19 pandemic. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area, including the COVID-19 pandemic and associated decline in movement and shift towards telework. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue —a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA payment adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates and the associated costs are challenges faced by issuers of water and sewer bonds. Also, water and sewer bonds issued by an enterprise of a municipality in financial distress may not be insulated from the financial insecurity of that municipality.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally, lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of “non-appropriation,” municipal lease securities may not have as liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations generally have the same risk characteristics as Municipal Instruments.

Options. An option is a contract which conveys to the holder of the option the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform in accordance with the terms of the contract. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying interest to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer’s potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

The writer of a cleared option is required to deposit initial margin. Additional margin may also be required. The writer of an uncleared option may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities.  Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the prices of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Investments in real estate-related investments may be negatively affected by the COVID-19 pandemic.  Potential impacts of the pandemic on the real estate sector include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor.  REITs are not diversified, and are subject to the risks of financing projects.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Hybrid REITs share the characteristics and risks of equity REITs and mortgage REITs.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Regulatory Risk.  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation.  In addition, investments in certain industries, sectors, or countries may also be subject to extensive regulation.  Government regulation may change frequently and may have significant adverse consequences. Economic downturns and political changes can trigger economic, legal, budgetary, tax, and other regulatory changes.  Regulatory changes may change the way a Fund is regulated or the way the Fund’s investments are regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to pursue its investment strategy or achieve its investment objective.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest).  The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If Fund assets and/or collateral is maintained by a third party custodian, the Fund is also subject to the credit risk of the third party custodian.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been.  A reverse repurchase agreement can be viewed as a borrowing.  If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in other funds advised by MFS. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the Investment Company Act of 1940.

Securitized Instruments. Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (e.g., credit cards) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Securitized instruments that represent an interest in a pool of assets provide greater credit diversification than securitized instruments that represent an interest in a single asset.  Securitized instruments are issued by trusts or other special purpose entities that holds the underlying assets. Payment of interest and repayment of principal on securitized instruments may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of securitized instruments depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-enhancement provider, if any. The value of securitized instruments may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool of assets and its structure, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. Securitized instruments that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with securitized instruments that do have a security interest in the underlying assets.

Some types of securitized instruments are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these securitized instruments is related to the rate of principal payments on the underlying pool of assets and related to the priority of payment of the security with respect to the pool of assets. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location and age of the underlying obligations, asset default and recovery rates, regulatory requirements, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these securitized instruments may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the maturity of the asset-backed security, increasing the potential for loss.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.”  A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a seller may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller.  Short sales may create leverage, and, to the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay to the lender of securities any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the short sale. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited.  The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale, and transaction costs. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” (i.e., when a security identical to one owned by the seller is borrowed and sold short). If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by governments or their agencies of developed and emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. Any restructuring of sovereign debt obligations will likely have a significant adverse effect on the value of the obligations. There is little legal recourse against sovereign issuers other than what such an issuer may determine to provide.  In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors, including the issuer’s cash flow, the size of its reserves, its access to foreign exchange, and the relative size of its debt service burden to its economy as a whole. Although some sovereign debt is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Special Purpose Acquisition Companies.  The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded.  The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares.  Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities’ prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities).  No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.

An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Structured Securities.  Structured securities (often called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an underlying indicator.  The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index.  If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments.  In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Sukuk.  Sukuk are certificates structured to comply with Sharia law and its investment principles.  These certificates usually represent the beneficial ownership interest in a portfolio of eligible existing or future tangible or intangible assets (“underlying assets”).  In a typical sukuk, a special purpose vehicle (SPV) issues certificates to investors in exchange for their capital.  The SPV transfers the capital to or for the benefit of the entity that is raising the capital (the “obligor”) in exchange for the underlying assets of the obligor that are held in trust by the SPV.  The obligor is obligated, usually through a series of contracts, to make periodic payments to investors through the SPV over a specified period of time and a final payment to investors through the SPV on a date certain.  Obligors of sukuk include financial institutions and corporations, foreign governments and agencies of foreign governments, including issuers in emerging markets.

Although under Sharia law, sukuk involve the sharing of profits and losses in the underlying asset financed by the investment in the certificates, most sukuk do not provide investors with bona fide legal ownership of the underlying assets, and the periodic and final payments to sukuk investors are not generally linked to the value of the underlying assets.  As a result, most sukuk are considered unsecured obligations whose risks and returns are similar to those of conventional debt instruments.  Investors typically have no direct recourse to the underlying assets and do not have a secured claim against the obligor.  Sukuk investors are subject to the creditworthiness of the obligor, and the obligor may be unwilling or unable to meet its periodic or final payment obligations.  In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited.  As with conventional debt instruments, sukuk prices change in response to interest rate changes.

The structural complexity of sukuk and the immaturity of the sukuk market, increases the potential risks of investing in sukuk, including operational, legal, and investment risks.  While the sukuk market has grown in recent years, sukuk can be less liquid than other types of investments and it may be difficult at times to invest in or dispose of sukuk.  In addition, evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of the sukuk by some Islamic scholars that certain sukuk do not comply with Sharia law and its investment principles, could have a dramatic adverse effect on the price and liquidity of a particular sukuk or the sukuk market in general.

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in certain credit default swaps on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. Or, for example, in a total return swap, one party agrees to make a series of payments to another party based on the income and price return of the underlying indicator during a specified period, while the other party agrees to make a series of payments calculated by reference to an interest rate or other agreed upon amount.  On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that has resulted in and will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes are expected to occur over time and could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps may be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap’s notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, swaps that are not centrally cleared are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. The credit risk in uncleared swaps is dependent on the creditworthiness of the individual counterparty to the swap and may be greater than the credit risk associated with cleared swaps.

In a cleared transaction, performance of the transaction will be effected by a central clearinghouse rather than by the bank or broker that is the Fund’s original counterparty to the transaction. Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of a swap is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Synthetic Local Access Instruments. Participation notes, market access warrants, and other similarly structured products (collectively, “synthetic local access instruments”) are derivative instruments typically used by foreign investors to obtain exposure to investments in certain markets where direct ownership by foreign investors is restricted or limited by local law. Synthetic local access instruments are generally structured by a local branch of a bank, broker/dealer, or other financial institution to replicate exposure to one or more underlying securities. The holder of a synthetic local access instrument may be entitled to receive any dividends paid in connection with the underlying securities, but usually does not receive voting rights as it would if such holder directly owned the underlying securities.

Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Synthetic local access instruments represent unsecured, contractual obligations of the banks, broker/dealers, or other financial institutions that issue them and are therefore subject to the credit risk of the issuer and the issuer’s ability or willingness to perform in accordance with the terms of the instrument. Synthetic local access instruments are subject to the liquidity risk of the underlying security as well as the liquidity risk that a limited or no secondary market exists for trading synthetic local access instruments. In addition, the trading price of a synthetic local access instrument, if any, may not equal the value of the underlying securities.

Temporary Defensive Positions. In response to adverse market, economic, industry, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a significant portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including a money market fund advised by MFS, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

U.S. Government Securities.  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.  Such securities may involve increased risk of loss of principal and interest compared to U.S. Government securities that are backed by the full faith and credit of the United States.  It is possible that the U.S. Government may experience credit downgrades.  Such a credit event may adversely affect the financial markets and securities held by the Fund.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Warrants often involve a counterparty to the transaction. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed Delivery, and Forward Commitment Transactions. When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises.  If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or suffer a loss. A Fund may renegotiate a when-issued, delayed delivery, or forward commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

TBA Transactions. A Fund may engage in purchases or sales of TBA securities, which usually are transactions in which a Fund buys or sells mortgage-backed securities on a delayed delivery or forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a Fund for investment purposes in order to gain or reduce exposure to certain securities, or for hedging purposes to adjust the risk exposure of a Fund’s portfolio without having to restructure the portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other delayed delivery and forward commitment purchase and sale transactions. In addition, when a Fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, a Fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the Fund’s obligations are outstanding.

Recently finalized FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBA trades historically have not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity. The final rules are not currently in effect and additional revisions to these rules are anticipated before they become effective. It is not clear when the rules will be implemented.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX K - INVESTMENT RESTRICTIONS

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote.  Non-fundamental policies, if any, can be changed without shareholder approval.

MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, and MFS International Large Cap Value Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund’s fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, and MFS Moderate Allocation Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5.              May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6.              May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

MFS Emerging Markets Equity Fund, MFS International Growth Fund, and MFS International Intrinsic Value Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5.              May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6.              May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Managed Wealth Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund’s fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

APPENDIX L - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Fund during the specified time periods:

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund

MFS Aggressive Growth Allocation Fund	May 31, 2021	$0
	May 31, 2020	$0
	May 31, 2019	$0

MFS Blended Research Growth Equity Fund	May 31, 2021	$22,866
	May 31, 2020	$28,640
	May 31, 2019	$35,511

MFS Blended Research Mid Cap Equity Fund	May 31, 2021	$134,548
	May 31, 2020	$97,192
	May 31, 2019	$109,160

MFS Blended Research Small Cap Equity Fund	May 31, 2021	$222,257
	May 31, 2020	$251,972
	May 31, 2019	$113,474

MFS Blended Research Value Equity Fund	May 31, 2021	$37,574
	May 31, 2020	$32,187
	May 31, 2019	$37,129

MFS Conservative Allocation Fund	May 31, 2021	$0
	May 31, 2020	$0
	May 31, 2019	$0

MFS Emerging Markets Equity Fund	May 31, 2021	$4,913,950
	May 31, 2020	$2,910,519
	May 31, 2019	$1,037,960

MFS Growth Allocation Fund	May 31, 2021	$0
	May 31, 2020	$0
	May 31, 2019	$0

MFS International Diversification Fund	May 31, 2021	$0
	May 31, 2020	$0
	May 31, 2019	$0

MFS International Growth Fund	May 31, 2021	$2,149,156
	May 31, 2020	$1,846,238
	May 31, 2019	$1,596,609

MFS International Intrinsic Value Fund	May 31, 2021	$2,041,240
	May 31, 2020	$2,348,839

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund
	May 31, 2019	$1,791,236

MFS International Large Cap Value Fund (commenced June 30, 2020)	May 31, 2021	$1,955,896

MFS Managed Wealth Fund	May 31, 2021	$29,124
	May 31, 2020	$11,641
	May 31, 2019	$6,275

MFS Moderate Allocation Fund	May 31, 2021	$0
	May 31, 2020	$0
	May 31, 2019	$0

Securities Issued by Regular Broker/Dealers

During the fiscal year ended May 31, 2021, the Fund purchased securities issued by the following regular broker/dealers of the Fund, and the following table sets forth the value of the Fund’s aggregate holdings of the securities of each such issuer as of May 31, 2021:

Fund	Broker/Dealer	Value of Securities
MFS Aggressive Growth Allocation Fund	None	Not Applicable

MFS Blended Research Growth Equity Fund	CITIGROUP,INC.	$0[1]

MFS Blended Research Mid Cap Equity Fund	JEFFERIES FINANCIAL GROUP INC	$632,736

MFS Blended Research Small Cap Equity Fund	VIRTU FINANCIAL INC	$0[1]

MFS Blended Research Value Equity Fund	BANK OF AMERICA CORP.	$0[1]
	CITIGROUP,INC.	$5,280,024
	GOLDMAN SACHS GROUP INC	$5,031,943
	JEFFERIES FINANCIAL GROUP INC	$836,665
	JPMORGAN CHASE & CO.	$0[1]
	MORGAN STANLEY	$1,903,220

MFS Conservative Allocation Fund	None	Not Applicable

MFS Emerging Markets Equity Fund	None	Not Applicable

MFS Growth Allocation Fund	None	Not Applicable

MFS International Diversification Fund	None	Not Applicable

MFS International Growth Fund	None	Not Applicable

Fund	Broker/Dealer	Value of Securities
MFS International Intrinsic Value Fund	UBS GROUP AG	$164,476,677

MFS International Large Cap Value Fund (commenced June 30, 2020)	UBS GROUP AG	$138,585,421

MFS Managed Wealth Fund	None	Not Applicable

MFS Moderate Allocation Fund	None	Not Applicable

1          The Fund sold the security prior to May 31, 2021.

APPENDIX M - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

This list of recipients below is current as of August 17, 2021, and any additions, modifications, or deletions to this list that have occurred since that date are not reflected.

Name of Recipient	Purpose of Disclosure
AcadiaSoft	Software Vendor
Barclays Capital	Software Vendor
BBH (Brown Brothers Harriman) Infomediary	System / Data Transmission Vendor
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
Capital Confirmations, Inc.	Electronic Confirmation Services Between Fund Auditors and Brokers
Charles River Development	Systems Vendor
Citigroup	Analytical Tool
Commcise	Consultant
Deloitte & Touche LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
Deutsche Bank Securities Inc.	Intermediary
Eagle Investment Systems Corp	Accounting System
Ernst & Young LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
FactSet Research Systems, Inc.	Analytical Tool
Fiserv	Software Vendor
GainsKeeper, Inc.	Accounting System
Goldman Sachs Asset Management, L.P.**	Investment Advisor
ICE Data Services	Fund Pricing
IEX Data Analytics LLC (IEX Astral)	Analytical and Reporting Tool
Institutional Shareholder Services, Inc.	Proxy Service Provider
JP Morgan Chase Bank***	Fund Custodian for Certain of the MFS Funds
J.P. Morgan Securities, Inc.****	Analytical Tool
Lipper, Inc.	Publication Preparation
Mackey Research Management Software	Software Vendor
Markit Group	Pricing Service
Massachusetts Financial Services Company	Fund Management
MFS Fund Distributors, Inc.	Fund Distribution
MSCI BARRA	Analytical Tool
OMGEO LLC	Software Vendor
Paragon Group UK Ltd.	Analytical Tool
RiskMetrics Group, LLC	Risk Management Tool
Ropes & Gray LLP	Legal Counsel
RR Donnelley	Software Vendor and Typesetting and Printing Services
SageView Advisory Group LLC	Consultant
State Street Bank and Trust Company***	Fund Custodian for Certain of the MFS Funds
Style Research	Software Vendor
Toppan Merrill LLC	Software Vendor
Virtu ITG LLC	Analytical Tool

*	Receives non-public portfolio holdings information only for those MFS Funds for which it is the Independent Registered Public Accounting Firm.
**

Goldman Sachs Asset Management, L.P. acts as a discretionary investment advisor to KPMG, LLP (“KPMG”) and receives limited non-public holdings information for certain MFS Funds to assist KPMG in satisfying auditor independence rules.

***	Receives non-public portfolio holdings information only for those MFS Funds for which it is the Custodian.
****	JP Morgan Securities receives non-public portfolio holdings information for MFS High Income Fund only.

M - 1

APPENDIX N - DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service (Moody’s), S&P Global Ratings, Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS®), and Kroll Bond Rating Agency (KBRA) represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Description of its Ratings

Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Excerpts From S&P Global Ratings’ Description of its Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●                  The likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●                  The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

●                  The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Excerpts from Fitch’s Description of its Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Near default.

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

●                  the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

●                  the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

●                  the formal announcement by the issuer or their agent of a distressed debt exchange;

●                  a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

●                  an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

●                  has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

●                  has not otherwise ceased operating. This would include:

●                  the selective payment default on a specific class or currency of debt;

●                  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

●                  the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Excerpts From DBRS’® Description of its Ratings

The DBRS® long-term ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer.

All rating categories other than AAA and D also contain subcategories (high) and (low). The absence of either a (high) or (low) designation indicates that the rating is in the middle of the category.

AAA Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place, but is considered inevitable, may be rated in the C category.

D When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS® may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Excerpts From KBRA’s Description of its Ratings

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations.

These definitions should be used in conjunction with KBRA’s rating methodologies.

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stressed environments.

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D (1) There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered; (2) the rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result; (3) the rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

APPENDIX O – INCOME AND FEES RELATED TO SECURITIES LENDING ACTIVITIES

During the fiscal year ended May 31, 2021, the following income and fees were related to securities lending activities:

		Fees related to Securities Lending Activities
Fund	Gross Income	Revenue Split*	Cash Collateral Management#	Rebate	Aggregate Fees	Net Income
MFS Aggressive Growth Allocation Fund	$0	$0	$0	$0	$0	$0
MFS Blended Research Growth Equity Fund	$5,190	$413	$27	$0	$440	$4,750
MFS Blended Research Mid Cap Equity Fund	$35,771	$4,387	$674	$0	$5,061	$30,711
MFS Blended Research Small Cap Equity Fund	$44,862	$3,575	$155	$0	$3,730	$41,132
MFS Blended Research Value Equity Fund	$23	$2	$1	$0	$3	$20
MFS Conservative Allocation Fund	$0	$0	$0	$0	$0	$0
MFS Emerging Markets Equity Fund	$0	$0	$0	$0	$0	$0
MFS Growth Allocation Fund	$0	$0	$0	$0	$0	$0
MFS International Diversification Fund	$0	$0	$0	$0	$0	$0
MFS International Growth Fund	$112,999	$8,965	$929	$0	$9,894	$103,106
MFS International Intrinsic Value Fund	$98,765	$7,736	$2,063	$6	$9,805	$88,960
MFS International Large Cap Value Fund (commenced June 30, 2020)	$48,438	$5,483	$4,578	$0	$10,060	$38,378
MFS Managed Wealth Fund	$0	$0	$0	$0	$0	$0
MFS Moderate Allocation Fund	$0	$0	$0	$0	$0	$0

*	Administrative and indemnification fees related to securities lending activities are included in the revenue split. There were no other fees related to securities lending activities.
#	Estimated based on historical expenses of securities lending agent’s cash collateral reinvestment vehicle and the Fund’s average cash collateral balance over the period.

O - 1

APPENDIX P – INDEX PROVIDER INFORMATION

MFS has entered into agreements with various index providers authorizing the use of certain trademarks, trade names and information in connection with the offering and/or promotion of certain of the Funds.  Information regarding certain of these agreements is included below.

Bloomberg Indices

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Bloomberg Indices (collectively “Bloomberg”) and have been licensed for use for certain purposes by MFS.  The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to MFS is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which are determined, composed and calculated by BISL without regard to MFS or the Funds. Bloomberg has no obligation to take the needs of MFS or the owners of the Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Funds.

Bloomberg does not guarantee the accuracy and/or the completeness of the Bloomberg Indices or any data related thereto and shall have no liability for any errors, omissions, or interruptions therein.  Bloomberg does not make any warranty, express or implied, as to results to be obtained by MFS, owners of the Funds, or any other person or entity from the use of the Bloomberg Indices or any data related thereto.  Bloomberg does not make any express or implied warranties and expressly disclaims all warranties of merchantability for fitness for a particular purpose or use with respect to the Bloomberg Indices or any data related thereto.  Without limiting any of the foregoing, to the maximum extent allowed by law, Bloomberg, its licensors, and its and their respective employees, contractors, agents, suppliers, and vendors shall have to liability or responsibility whatsoever for any injury or damages – whether direct, indirect, consequential, incidental, punitive or otherwise – arising in connection with the Funds or Bloomberg Indices or any data or values relating thereto – whether arising from their negligence or otherwise, even if notified of the possibility thereof.

FTSE Fixed Income LLC

© 2020 FTSE Fixed Income LLC. All rights reserved.

FTSE EPRA Nareit

FTSE International Limited (“FTSE”)© FTSE 2020. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under licence.  “FT-SE®,” “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under licence. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N. V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N. V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE data is permitted without FTSE’s express written consent.

ICE Data Indices

ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

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Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 219341, Kansas City, MO 64121-9341

Toll free:  1-800-225-2606

MFS® SERIES TRUST X

MFS® Aggressive Growth Allocation Fund

MFS® Blended Research Growth Equity Fund

MFS® Blended Research Mid Cap Equity Fund

MFS® Blended Research Small Cap Equity Fund

MFS® Blended Research Value Equity Fund

MFS® Conservative Allocation Fund

MFS® Emerging Markets Equity Fund

 MFS® Growth Allocation Fund

MFS® International Diversification Fund

 MFS® International Growth Fund

MFS® International Intrinsic Value Fund

MFS® International Large Cap Value Fund

MFS® Managed Wealth Fund

 MFS® Moderate Allocation Fund

PART C

Item 28.	Exhibits

(a)	1	Amended and Restated Declaration of Trust, dated December 16, 2004, previously filed as Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

2	Certification of Amendment, dated February 1, 2005, to the Declaration of Trust – Termination of MFS Gemini U.K. Fund, previously filed as Exhibit 1(b) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

3	Certification of Amendment, dated February 1, 2005, to the Declaration of Trust – Termination of MFS Global Value Fund, previously filed as Exhibit 1(c) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

4	Certification of Amendment, dated March 9, 2005, to the Declaration of Trust – Designation of MFS Bond Diversification Fund as a new series of the Trust, previously filed as Exhibit 1(e) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

5	Certification of Amendment, dated March 10, 2005, to the Declaration of Trust – Establishment and Designation of Class R Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund, previously filed as Exhibit 1(f) of the Registrant's Post-Effective Amendment No. 56, filed on March 31, 2005, accession number 0000950156-05-000158.

6	Certification of Amendment, dated April 1, 2005, to the Declaration of Trust – Redesignation of Class R1 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund, previously filed as Exhibit 1(g) of the Registrant's Post-Effective Amendment No. 56, filed on March 31, 2005, accession number 0000950156-05-000158.

7	Certification of Amendment, dated May 23, 2005, to the Declaration of Trust – Termination of MFS Bond Diversification Fund, previously filed as Exhibit 1(h) of the Registrant's Post-Effective Amendment No. 57, filed on September 28, 2005, accession number 0001047469-05-023482.

8	Certification of Amendment, dated April 18, 2006, to the Declaration of Trust – Designation of Class W Shares for MFS Emerging Markets Debt Fund, MFS International Growth Fund and MFS International Value Fund, previously filed as Exhibit 1(i) of the Registrant's Post-Effective Amendment No. 60, filed on April 27, 2006, accession number 0001047469-06-005814.

9	Certification of Amendment, dated April 27, 2007, to the Declaration of Trust – Termination of Classes 529A, 529B and 529C Shares of MFS Strategic Value Fund, previously filed as Exhibit 1(j) of the Registrant's Post-Effective Amendment No. 64, filed on September 27, 2007, accession number 0001047469-07-007270.

10	Certification of Amendment, dated April 22, 2008, to the Declaration of Trust – Redesignation of Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund, previously filed as Exhibit (a) 11 of the Registrant's Post-Effective Amendment No. 67, filed on September 25, 2008, accession number 0001193125-08-201366.

11	Certification of Amendment, dated September 18, 2008, to the Declaration of Trust – Establishment and Designation of Class R1 Shares, Class R2 Shares, Class R3 Shares, and Class R4 Shares for MFS Emerging Markets Debt Fund, previously filed as Exhibit (a) 12 of the Registrant's Post-Effective Amendment No. 67, filed on September 25, 2008, accession number 0001193125-08-201366.

12	Certification of Amendment, dated September 18, 2008, to the Declaration of Trust – Establishment and Designation of Classes R1, R2, R3, R4 and W for MFS Emerging Markets Equity Fund, Classes R1, R2, R3 and R4 for MFS International Growth Fund and MFS International Value Fund, and Class W shares for MFS International Diversification Fund, previously filed as Exhibit (a) 13 of the Registrant's Post-Effective Amendment No. 67, filed on September 25, 2008, accession number 0001193125-08-201366.

13	Certification of Amendment, dated November 14, 2008, to the Declaration of Trust – Designation of Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Floating Rate High Income Fund, MFS International Diversification Fund, MFS New Endeavor Fund and MFS Strategic Value Fund, previously filed as Exhibit (a) 13 of the Registrant's Post-Effective Amendment No. 68, filed on November 26, 2008, accession number 0001193125-08-244203.

14	Certification of Amendment, dated November 18, 2008, to the Declaration of Trust – Establishment and Designation of Classes R1, R2, R3 and R4 for MFS Emerging Markets Debt Fund, previously filed as Exhibit (a) 14 of the Registrant's Post-Effective Amendment No. 68, filed on November 26, 2008, accession number 0001193125-08-244203.

15	Certification of Amendment, dated July 31, 2009, to the Declaration of Trust – Termination of MFS Floating Rate High Income Fund, previously filed as Exhibit (a) 15 of the Registrant's Post-Effective Amendment No. 70, filed on September 25, 2009, accession number 0001193125-09-197901.

16	Certification of Amendment, dated July 31, 2009, to the Declaration of Trust – Termination of MFS New Endeavor Fund, previously filed as Exhibit (a) 16 of the Registrant's Post-Effective Amendment No. 70, filed on September 25, 2009, accession number 0001193125-09-197901.

17	Certification of Amendment, dated July 31, 2009, to the Declaration of Trust – Termination of MFS Strategic Value Fund, previously filed as Exhibit (a) 17 of the Registrant's Post-Effective Amendment No. 70, filed on September 25, 2009, accession number 0001193125-09-197901.

18	Certification of Amendment, dated March 4, 2010, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Global Bond Fund, previously filed as Exhibit (a) 18 of the Registrant's Post-Effective Amendment No. 72, filed on March 8, 2010, accession number 0001193125-10-049852.

19	Certification of Amendment, dated December 27, 2010, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Absolute Return Fund, previously filed as Exhibit (a) 19 of the Registrant's Post-Effective Amendment No. 77, filed on January 10, 2011, accession number 0001104659-11-000964.

20	Certification of Amendment, dated February 18, 2011, to the Declaration of Trust – Establishment and Designation of Classes for MFS Absolute Return Fund, previously filed as Exhibit (a) 20 of the Registrant's Post-Effective Amendment No. 78, filed on March 25, 2011, accession number 0001104659-11-016623.

21	Certification of Amendment, dated June 24, 2011, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Emerging Markets Debt Local Currency Fund, previously filed as Exhibit (a) 21 of the Registrant's Post-Effective Amendment No. 80, filed on June 30, 2011, accession number 0001104659-11-037277.

22	Certification of Amendment, dated December 20, 2011, to the Declaration of Trust – Termination of Class W Shares for MFS International Diversification Fund, previously filed as Exhibit (a) 21 of the Registrant's Post-Effective Amendment No. 87, filed on September 27, 2012, accession number 0001104659-12-065739.

23	Certification of Amendment, dated May 21, 2012, to the Declaration of Trust – Redesignation of Class W Shares for MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund and MFS International Value Fund as Class R5 Shares, previously filed as Exhibit (a) 22 of the Registrant's Post-Effective Amendment No. 87, filed on September 27, 2012, accession number 0001104659-12-065739.

24	Certification of Amendment, dated September 14, 2012, to the Declaration of Trust – Establishment and Designation of Class R5 Shares for MFS Absolute Return Fund and MFS Global Bond Fund, previously filed as Exhibit (a) 23 of the Registrant's Post-Effective Amendment No. 87, filed on September 27, 2012, accession number 0001104659-12-065739.

25	Certification of Amendment, dated November 14, 2012, to the Declaration of Trust – Establishment and Designation of Class R5 Shares for MFS Emerging Markets Debt Local Currency Fund, previously filed as Exhibit (a) 24 of the Registrant's Post-Effective Amendment No. 89, filed on November 27, 2012, accession number 0001104659-12-080064.

26	Certification of Amendment, dated April 9, 2014, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Managed Wealth Fund, previously filed as Exhibit (a) 25 of the Registrant's Post-Effective Amendment No. 95, filed on April 11, 2014, accession number 0001104659-14-027181.

27	Certification of Amendment, dated June 19, 2015, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund and MFS Blended Research Value Equity Fund, previously filed as Exhibit (a) 26 of the Registrant's Post-Effective Amendment No. 107, filed on June 29, 2015, accession number 0001104659-15-048296.

28	Certification of Amendment, dated April 8, 2016, to the Declaration of Trust – Establishment and Designation of Class 529A Shares, Class 529B Shares and Class 529C Shares for MFS Blended Research Small Cap Equity Fund, previously filed as Exhibit (a) 27 of the Registrant's Post-Effective Amendment No. 118, filed on May 26, 2016, accession number 0001104659-16-123547.

29	Certification of Amendment, dated May 2, 2016, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Blended Research Mid Cap Equity Fund, previously filed as Exhibit (a) 28 of the Registrant's Post-Effective Amendment No. 118, filed on May 26, 2016, accession number 0001104659-16-123547.

30	Certification of Amendment, dated May 2, 2016, to the Declaration of Trust, previously filed as Exhibit (a) 29 of the Registrant's Post-Effective Amendment No. 118, filed on May 26, 2016, accession number 0001104659-16-123547.

31	Certification of Amendment, dated July 29, 2016, to the Declaration of Trust – Termination of Class 529A, 529B, and 529C Shares for MFS International Diversification Fund, previously filed as Exhibit (a) 30 of the Registrant's Post-Effective Amendment No. 122, filed on August 16, 2016, accession number 0001104659-16-139894.

32	Certification of Amendment, dated August 12, 2016, to the Declaration of Trust – Redesignation of Class R5 Shares for MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund and MFS Moderate Allocation Fund, previously filed as Exhibit (a) 31 of the Registrant's Post-Effective Amendment No. 124, filed on September 27, 2016, accession number 0001104659-16-146714.

33	Certification of Amendment, dated May 9, 2017, to the Declaration of Trust – Establishing Class R6 shares, previously filed as Exhibit (a) 32 of the Registrant's Post-Effective Amendment No. 132, filed on September 27, 2017, accession number 0001104659-17-059046.

34	Certification of Amendment, dated May 9, 2017, to the Declaration of Trust – Establishment and Designation of Class T shares, previously filed as Exhibit (a) 33 of the Registrant's Post-Effective Amendment No. 132, filed on September 27, 2017, accession number 0001104659-17-059046.

35	Certification of Amendment, dated May 29, 2018, to the Declaration of Trust – Termination of Series, previously filed as Exhibit (a) 34 of the Registrant's Post-Effective Amendment No. 140, filed on September 27, 2018, accession number 0001104659-18-058941.

36	Certification of Amendment, dated February 12, 2020, to the Declaration of Trust – Termination of Class T Shares for MFS Emerging Markets Debt Local Currency Fund, previously filed as Exhibit (a) 35 of the Registrant's Post-Effective Amendment No. 152, filed on February 27, 2020, accession number 0001104659-20-025946.

37	Certification of Amendment, dated April 7, 2020, to the Declaration of Trust – Creating MFS International Large Cap Value Fund, previously filed as Exhibit (a) 37 of the Registrant's Post-Effective Amendment No. 157, filed on June 25, 2020, accession number 0001104659-20-076673.

38	Certification of Amendment, dated August 19, 2020, to the Declaration of Trust – Termination of Class T Shares for MFS Global Bond Fund, previously filed as Exhibit (a) 37 of the Registrant's Post-Effective Amendment No. 159, filed on September 25, 2020, accession number 0001104659-20-108751.

39	Certification of Amendment, dated September 11, 2020, to the Declaration of Trust – Termination of Class T Shares for MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, previously filed as Exhibit (a) 38 of the Registrant's Post-Effective Amendment No. 159, filed on September 25, 2020, accession number 0001104659-20-108751.

40	Certification of Amendment, dated November 6, 2020, to the Declaration of Trust – Termination of Class T Shares for MFS Emerging Markets Debt Fund, previously filed as Exhibit (a) 39 of the Registrant's Post-Effective Amendment No. 160, filed on November 24, 2020, accession number 0001104659-20-128803.

41	Certification of Amendment, dated April 30, 2021, to the Declaration of Trust – Redesignation of Series for MFS Global Bond Fund to MFS Global Opportunistic Bond Fund, previously filed as Exhibit (a) 41 of the Registrant's Post-Effective Amendment No. 163, filed on March 29, 2021, accession number 0001104659-21-042884.

42	Certification of Amendment, dated July 8, 2021, to the Declaration of Trust – Establishment and Designation of Class R6 shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, previously filed as Exhibit (a) 42 of the Registrant's Post-Effective Amendment No. 164, filed on July 29, 2021, accession number 0001104659-21-097337.

(b)	1	Master Amended and Restated By-Laws, dated January 1, 2002, as revised through July 19, 2019, previously filed as Exhibit (b) 1 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 148, filed on September 26, 2019, accession number 0001104659-19-051464.

2	Appendix A, as revised June 9, 2021, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through July 19, 2019, previously filed as Exhibit (b) 2 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 68, filed on June 9, 2021, accession number 0001104659-21-078681.

(c)	Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004 (see Section 6.2), as amended through July 8, 2021, previously filed as Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333, and the Master Amended and Restated By-Laws, dated January 1, 2002 as revised through July 19, 2019 (see Article III), previously filed as Exhibit (b) 1 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 148, filed on September 26, 2019, accession number 0001104659-19-051464.

(d)	1	Investment Advisory Agreement for the Trust, dated January 1, 2002, previously filed as Exhibit 4(a) of the Registrant's Post-Effective Amendment No. 38, filed on April 11, 2002, accession number 0000950156-02-000163.

2	Amendment, dated June 1, 2002, to the Investment Advisory Agreement, dated January 1, 2002 for MFS Emerging Markets Debt Fund, previously filed as Exhibit 4(e) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

3	Amendment, dated November 1, 2003, to the Investment Advisory Agreement, dated January 1, 2002, for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund, previously filed as Exhibit 4(d) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

4	Amendment, dated January 1, 2004, to the Investment Advisory Agreement, dated January 1, 2002, for MFS International Growth Fund, MFS International Value Fund and MFS Emerging Markets Equity Fund, previously filed as Exhibit 4(c) of the Registrant's Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

5	Appendix A and B, dated January 5, 2005, to the Investment Advisory Agreement, dated January 1, 2002, to include MFS Floating Rate High Income Fund, previously filed as Exhibit 4(b) of the Registrant's Post-Effective Amendment No. 65, filed on November 27, 2007, accession number 0001193125-07-253502.

6	Amendment, dated August 1, 2008, to the Investment Advisory Agreement, dated January 1, 2002 for MFS Emerging Markets Debt Fund and MFS New Endeavor Fund, previously filed as Exhibit (d) 6 of the Registrant's Post-Effective Amendment No. 68, filed on November 26, 2008, accession number 0001193125-08-244203.

7	Investment Advisory Agreement on behalf of MFS Global Bond Fund, dated May 31, 2010, by and between the Trust and Massachusetts Financial Services Company, previously filed as Exhibit (d) 7 of the Registrant's Post-Effective Amendment No. 74, filed on July 29, 2010, accession number 0001193125-10-170138.

8	Investment Advisory Agreement by and between the Trust on behalf of MFS Absolute Return Fund and Massachusetts Financial Services Company, dated March 29, 2011, previously filed as Exhibit (d) 8 of the Registrant's Post-Effective Amendment No. 80, filed on June 30, 2011, accession number 0001104659-11-037277.

9	Investment Advisory Agreement by and between the Trust on behalf of MFS Emerging Markets Debt Local Currency Fund and Massachusetts Financial Services Company, dated September 14, 2011, previously filed as Exhibit (d) 9 of the Registrant's Post-Effective Amendment No. 82, filed on September 27, 2011, accession number 0001104659-11-053496.

10	Investment Advisory Agreement by and between the Trust on behalf of MFS Managed Wealth Fund and Massachusetts Financial Services Company, dated June 26, 2014, previously filed as Exhibit (d) 10 of the Registrant's Post-Effective Amendment No. 98, filed on September 25, 2014, accession number 0001104659-14-068212.

11	Investment Advisory Agreement by and between the Trust on behalf of MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund and MFS Blended Research Value Equity Fund and Massachusetts Financial Services Company, dated September 14, 2015, previously filed as Exhibit (d) 11 of the Registrant's Post-Effective Amendment No. 109, filed on September 25, 2015, accession number 0001104659-15-067242.

12	Investment Advisory Agreement by and between the Trust on behalf of MFS Blended Research Mid Cap Equity Fund and Massachusetts Financial Services Company, dated August 18, 2016, previously filed as Exhibit (d) 12 of the Registrant's Post-Effective Amendment No. 124, filed on September 27, 2016, accession number 0001104659-16-146714.

13	Amendment, dated September 28, 2016 to the Investment Advisory Agreement dated January 1, 2002, by and between the Trust on behalf of MFS Emerging Markets Equity Fund, MFS International Growth Fund and MFS International Value Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 13 of the Registrant's Post-Effective Amendment No. 126, filed on November 22, 2016, accession number 0001104659-16-158546.

14	Amendment, dated November 28, 2016 to the Investment Advisory Agreement dated January 1, 2002, by and between the Trust on behalf of the MFS Emerging Markets Debt Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 14 of the Registrant's Post-Effective Amendment No. 126, filed on November 22, 2016, accession number 0001104659-16-158546.

15	Amendment, dated February 28, 2017, to the Investment Advisory Agreement, dated January 1, 2002, by and between the Trust on behalf of MFS Emerging Markets Debts Local Currency Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 15 of the Registrant's Post-Effective Amendment No. 130, filed on March 29, 2017, accession number 0001104659-17-019891.

16	Amendment, dated March 30, 2017, to the Investment Advisory Agreement, dated January 1, 2002, by and between the Trust on behalf of MFS Global Bond Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 16 of the Registrant's Post-Effective Amendment No. 132, filed on September 27, 2017, accession number 0001104659-17-059046.

17	Amendment, dated August 1, 2018, to the Investment Advisory Agreement, dated January 1, 2002, by and between the Trust on behalf of MFS International Value Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 17 of the Registrant's Post-Effective Amendment No. 148, filed on September 26, 2019, accession number 0001104659-19-051464.

18	Amendment, dated August 1, 2019, to the Investment Advisory Agreement, dated January 1, 2002, by and between the Trust on behalf of MFS International Growth Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 18 of the Registrant's Post-Effective Amendment No. 148, filed on September 26, 2019, accession number 0001104659-19-051464.

19	Investment Advisory Agreement, dated June 29, 2020, by and between the Trust on behalf of MFS International Large Cap Value Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 19 of the Registrant's Post-Effective Amendment No. 159, filed on September 25, 2020, accession number 0001104659-20-108751.

20	Amendment, dated May 1, 2021, to the Investment Advisory Agreement, dated May 31, 2010, by and between the Trust on behalf of MFS Global Opportunistic Bond Fund (formerly, MFS Global Bond Fund) and Massachusetts Financial Services Company, previously filed as Exhibit (d) 20 of the Registrant's Post-Effective Amendment No. 164, filed on July 29, 2021, accession number 0001104659-21-097337.

21	Amendment, dated August 1, 2021, to the Investment Advisory Agreement, dated May 31, 2010, by and between the Trust on behalf of MFS Emerging Markets Equity Fund and MFS Emerging Markets Debt Fund and Massachusetts Financial Services Company; filed herewith.

(e)	1	Distribution Agreement by and between the Trust and MFS Fund Distributors, Inc., dated September 1, 1995, previously filed as Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 13, filed on November 28, 1995, accession number 0000950146-95-000765.

2	Amendment, dated May 2, 2016, to Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated September 1, 1995, previously filed as Exhibit (e) 2 of the Registrant's Post-Effective Amendment No. 118, filed on May 26, 2016, accession number 0001104659-16-123547.

3	Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer, previously filed as Exhibit (e) 3 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 84, filed on January 25, 2019, accession number 0001104659-19-003306.

(f)	1	Master Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991, as amended and restated February 17, 1999, previously filed as Exhibit 6 of MFS Growth Opportunities Fund (File Nos. 2-36461 and 811-02032) Post-Effective Amendment No. 39, filed on February 26, 1999, accession number 0000950156-99-000135.

2	Amendment, dated July 1, 2002 to the Master Retirement Plan for Non-Interested Person Trustees, previously filed as Exhibit 6(b) of MFS Series Trust IX (File Nos. 2-50409 and 811-02464) Post-Effective Amendment No. 44, filed on August 1, 2002, accession number 0000950156-02-000297.

3	Retirement Benefit Deferral Plan, dated July 1, 2002, previously filed as Exhibit 6(c) of MFS Series Trust IX (File Nos. 2-50409 and 811-02464) Post-Effective Amendment No. 44, filed on August 1, 2002, accession number 0000950156-02-000297.

(g)	1	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit 7(a) of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7, filed on June 28, 2007, accession number 0001047469-07-005268.

2	Appendix A, as of July 16, 2021, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006; filed herewith.

3	Appendix D, as of December 5, 2016, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 3 of MFS Series Trust I (File Nos. 33-07638 and 811-04777) Post-Effective Amendment No. 77, filed on December 28, 2016, accession number 0001104659-16-163979.

4	Amendment, dated September 26, 2017, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, previously filed as Exhibit (g) 4 of MFS Series Trust XVI (File Nos. 2-36431 and 811-02032) Post-Effective Amendment No. 64, filed on October 26, 2017, accession number 0001104659-17-063917.

5	Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit 7(b) of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7, filed on June 28, 2007, accession number 0001047469-07-005268.

6	Appendix A, as of July 16, 2021, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006; filed herewith.

7	Supplemental Agreement, by and among State Street Bank and Trust and the parties set forth in the agreement, including the Registrant, dated October 1, 2019, previously filed as Exhibit (g) 9 of MFS Series Trust I (File Nos. 33-7638 and 811-04777) Post-Effective Amendment No. 85, filed on December 26, 2019, accession number 0001104659-19-075969.

8	Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit 7(a) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007, accession number 0000950156-07-000045.

9	Appendix A, as of April 8, 2021, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 2 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 75, filed on May 11, 2021, accession number 0001104659-21-064374.

10	Appendix E, as of October 7, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 7 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 76, filed on November 24, 2010, accession number 0001104659-10-059884.

11	Amendment No. 1, as of May 5, 2010, to Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010, accession number 0001193125-10-125905.

12	Schedule X, as of May 21, 2013, to the Custodian Agreement between each of the Investment Companies listed on Appendix A thereto and JPMorgan Chase Bank, N.A, previously filed as Exhibit (g) 9 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 53, filed on June 27, 2013, accession number 0001104659-13-051755.

13	Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit 7(b) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007, accession number 0000950156-07-000045.

14	Appendix A, as of April 8, 2021, to the Fund Accounting Agreement between the Registrant and JPMorgan Chase Bank, N.A. (Successor in interest to J.P.Morgan Investor Services Co.), dated November 13, 2006, previously filed as Exhibit (g) 7 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 75, filed on May 11, 2021, accession number 0001104659-21-064374.

15	Appendix B, as of May 5, 2010, to the Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit (g) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010, accession number 0001193125-10-125905.

(h)	1	Shareholder Servicing Agent Agreement between Registrant and MFS Center, Inc., dated September 1, 1995, previously filed as Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 13, filed on November 28, 1995, accession number 0000950146-95-000765.

2	Amendment to Exhibit B of the Shareholder Servicing Agent Agreements to amend Fee Schedule, dated April 1, 2003, previously filed as Exhibit 8(b) of the Registrant's Post-Effective Amendment No. 45, filed on August 29, 2003, accession number 0000950156-03-000315.

3	Amendment, dated February 22, 2005, to Shareholder Servicing Agent Agreements, previously filed as Exhibit 8(c) of the MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

4	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreements, dated September 1, 1995, previously filed as Exhibit (h) 4 of the Registrant's Post-Effective Amendment No. 78, filed on March 25, 2011, accession number 0001104659-11-016623.

5	Amendment, dated May 2, 2016, to the Shareholder Servicing Agent Agreements, dated September 1, 1995, previously filed as Exhibit (h) 5 of the Registrant's Post-Effective Amendment No 118, filed on May 26, 2016, accession number 0001104659-16-123547.

6	Amendment, dated February 13, 2018, to the Amended and Restated Shareholder Servicing Agent Agreements, dated August 1, 1985, previously filed as Exhibit (h) 6 of MFS Series Trust VI (File Nos. 33-34502 and 811-06102) Post-Effective Amendment No. 46, filed on February 27, 2018, accession number 0001104659-18-012553.

7	Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 5 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 98, filed on September 25, 2014, accession number 0001104659-14-068212.

8	Amendment, dated May 2, 2016, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 7 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

9	Amendment, dated April 4, 2017, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 7 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 108, filed on April 27, 2017, accession number 0001104659-17-026678.

10	Amendment, dated June 1, 2019, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 10 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 73, filed on June 27, 2019, accession number 0001104659-19-037789.

11	Exhibit A, dated July 16, 2021, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 11 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 76, filed on July 28, 2021, accession number 0001104659-21-096732.

12	Exhibit B, dated June 1, 2019, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 12 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 73, filed on June 27, 2019, accession number 0001104659-19-037789.

13	Exhibit D, as revised January 1, 2021, the Administrative Fee Schedule to the Master Administrative Services Agreement dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 13 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 74, filed on February 16, 2021, accession number 0001104659-21-024097.

14	Attachment 1 to Exhibit D – Revised Fund Listing to Administrative Fee Schedule, dated July 16, 2021, previously filed as Exhibit (h) 14 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 76, filed on July 28, 2021, accession number 0001104659-21-096732.

15	Exhibit E, dated January 1, 2021, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 15 of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 66, filed on March 29, 2021, accession number 0001104659-21-042844.

16	Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 78, filed on March 25, 2011, accession number 0001104659-11-016623.

17	Amendment, dated May 2, 2016, to the Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 11 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

18	Amendment No. 2, dated December 11, 2017, to the Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 15 of MFS Series Trust I (File Nos. 33-07638 and 811-04777) Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

19	Exhibit A, dated April 27, 2018, to the Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 16 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession number 0001104659-18-036607.

(i)	1	Legal Opinion and Consent of Counsel, dated July 29, 2021, previously filed as Exhibit (i) of the Registrant's Post-Effective Amendment No. 164, filed on July 29, 2021, accession number 0001104659-21-097337.

2	Legal Opinion Consent, dated September 27, 2021; filed herewith.

(j)	1	Consent of Ernst & Young LLP, dated November 23, 2020, on behalf of MFS Emerging Markets Debt Fund, previously filed as Exhibit (j) 5 of the Registrant's Post-Effective Amendment No. 160, filed on November 24, 2020, accession number 0001104659-20-128803.

2	Consent of Ernst & Young LLP, dated February 24, 2021, on behalf of MFS Emerging Markets Debt Local Currency Fund, previously filed as Exhibit (j) 5 of the Registrant's Post-Effective Amendment No. 162, filed on February 25, 2021, accession number 0001104659-21-027993.

3	Consent of Ernst & Young LLP, dated March 26, 2021, on behalf of MFS Global Bond Fund, previously filed as Exhibit (j) 5 of the Registrant's Post-Effective Amendment No. 163, filed on March 29, 2021, accession number 0001104659-21-042884.

4	Consent of Ernst & Young LLP, dated September 24, 2021, on behalf of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund and MFS Moderate Allocation Fund; filed herewith.

5	Consent of Deloitte & Touche LLP, dated September 24, 2021, on behalf of MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, and MFS International Diversification Fund; filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	1	Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012, previously filed as Exhibit (m) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 48, filed on May 29, 2012, accession number 0001104659-12-040279.

2	Exhibit A, dated August 31, 2021, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012; filed herewith.

(n)	1	Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective September 6, 1996, as amended and restated effective May 6, 2021, previously filed as Exhibit (n) 1 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 70, filed on May 27, 2021, accession number 0001104659-21-072969.

2	Exhibit A, dated July 16, 2021, to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective September 6, 1996, as amended and restated effective May 6, 2021, previously filed as Exhibit (n) 2 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 76, filed on July 28, 2021, accession number 0001104659-21-096732.

(o)	Reserved.

(p)	MFS Code of Ethics Policy effective January 1, 2021, previously filed as Exhibit (p) of MFS Series Trust XI (File Nos. 33-68310 and 811-07992) Post-Effective Amendment No. 52, filed on January 27, 2021, accession number 0001104659-21-008026.

Power of Attorney, dated January 1, 2021 (Trustees); filed herewith.

Power of Attorney, dated January 1, 2020 (DiLorenzo) (Yost); filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Registrant

The Registrant does not control or have common control over any persons.

Item 30.	Indemnification

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Subject to certain exceptions and limitations, Article V of the Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Advisory Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Advisory Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof.

In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. ("MFD") will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Act") against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person's acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (now known as the Financial Industry Regulatory Authority, Inc.) relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

In addition, section 9 of the Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (i) not resulting from bad faith or negligence, and arising out of, or in connection with, its duties on behalf of the Fund thereunder, and (ii) as a result of acting in accordance with instructions reasonably believed to have been executed or orally communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available. The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that each of the Funds severally shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, and there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Business backgrounds of the officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”), that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Certain officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.

The principal executive officer and certain directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position	Business, profession, vocation or
with the Investment Adviser	employment
Carol W. Geremia	Director, MFS
Director, President and	President, MFS
Head of Global	Head of Global Distribution, MFS
Distribution, MFS

Manjit Singh	Executive Vice President and Chief Financial
Director, MFS	Officer, Sun Life Financial, Inc.

Melissa J. Kennedy	Executive Vice President, Chief Legal Officer
Director, MFS	and Public Affairs, Sun Life Financial, Inc.

Kevin D. Strain	President, Sun Life Financial, Inc.
Director, MFS

The principal executive officer and the directors of MFS have been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as a principal executive officer and director of the Investment Adviser and certain Investment Adviser's corporate affiliates.

The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address

MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International Australia PTY LTD	Level 15, 20 Martin Place Sydney, NSW 2000, Australia
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International Singapore Pte Ltd.	250 North Bridge Road, #08-01/04 Raffles City Tower Singapore 179101
MFS Investment Management Company (LUX) S.a.r.l.	4 Rue Albert Borschette L-1246 Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company (NSULC)	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2
MFS Investment Management Canada Limited (MFS Canada)	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
Sun Life Financial Inc.	1 York Street, Toronto, Ontario, MSJ0B6, Canada

The MFS Funds include the following. The address of the MFS Funds is: 111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Item 32.	Principal Underwriters

(a)       MFS Fund Distributors, Inc. (the "Distributor") acts as the principal underwriter of the following investment companies:

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

(b)       Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

Michael S. Keenan	Director and President	None
Carol Geremia	Director and Chairman of the Board	None
Heidi W. Hardin	Secretary	Secretary and Clerk
Michael Hunt	Chief Compliance Officer	None
Charuda (Bee) Upatham- Costello	Treasurer and Senior Group Controller	None
Kimberly M. Collins	Assistant Secretary	None
Daniel W. Finegold	Assistant Secretary	None
Mitchell C. Freestone	Assistant Secretary	None
Jay C. Herold	Assistant Secretary	None
Joseph A. Zelic	Tax Officer and Assistant Treasurer	None

The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

(c)       Not applicable.

Item 33.	Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199
MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199
State Street Bank & Trust Company (custodian)	State Street Financial Center One Lincoln Street Boston, MA 02111-2900
JP Morgan Chase (custodian)	270 Park Avenue New York, NY 10017

NAME	ADDRESS

MFS Service Center, Inc. (transfer agent)	100 Hancock Street North Quincy, MA 02171
Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Iron Mountain, Inc. (storage vendor)	1 Federal Street Boston, MA 02110
Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 400 Rockville, MD 20850-4045
UBS Asset Management (Americas) Inc., (former subadviser)	1285 Avenue of the Americas New York, NY 10019
Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481
Micro Focus, LLC (storage vendor)	4555 Great America Pkwy Santa Clara, CA 95054-1243
The Depository Trust Company (DTC)	55 Water Street New York, NY 10041
SS&C Technologies (technology vendor)	333 West 11th Street Kansas City, MO 64105
TerraNua U.S. Corp d.b.a. My Compliance Office (personal trading system)	535 5th Avenue 4th floor New York, NY 10017
Charles River Development (investment related records)	700 District Avenue Burlington, MA 01803

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on September 27, 2021.

MFS® SERIES TRUST X

By:	DAVID L. DILORENZO*
Name: David L. DiLorenzo
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 27, 2021.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

JOHN A. CAROSELLI*	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

PETER D. JONES*	Trustee
Peter D. Jones

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

JAMES W. KILMAN, JR.*	Trustee
James W. Kilman, Jr.

ROBERT J. MANNING*	Trustee
Robert J. Manning

CLARENCE OTIS, JR.*	Trustee
Clarence Otis, Jr.

MICHAEL W. ROBERGE*	Trustee
Michael W. Roberge

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

*By:	CHRISTOPHER R. BOHANE
Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2021 (Trustees) and a Power of Attorney, dated January 1, 2020 (DiLorenzo) (Yost); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1st day of January, 2021.

STEVEN E. BULLER	Trustee
Steven E. Buller

JOHN A. CAROSELLI	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

PETER D. JONES	Trustee
Peter D. Jones

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

JAMES W. KILMAN, JR.	Trustee
James W. Kilman, Jr.

ROBERT J. MANNING	Trustee
Robert J. Manning

CLARENCE OTIS, JR.	Trustee
Clarence Otis, Jr.

MICHAEL W. ROBERGE	Trustee
Michael W. Roberge

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1st day of January, 2020.

DAVID L. DILORENZO	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST	Principal Financial and Accounting Officer
James O. Yost

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(d)	21	Amendment, dated August 1, 2021, to the Investment Advisory Agreement, dated May 31, 2010, by and between the Trust on behalf of MFS Emerging Markets Equity Fund and MFS Emerging Markets Debt Fund and Massachusetts Financial Services Company.

(g)	2	Appendix A, as of July 16, 2021, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.

	6	Appendix A, as of July 16, 2021, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.

(i)	2	Legal Opinion Consent, dated September 27, 2021.

(j)	4	Consent of Ernst & Young LLP, dated September 24, 2021, on behalf of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund and MFS Moderate Allocation Fund.

	5	Consent of Deloitte & Touche LLP, dated September 24, 2021, on behalf of MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund and MFS International Diversification Fund.

(m)	2	Exhibit A, dated August 31, 2021, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012.

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document